ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND
                                  STOCK ACCOUNT
                          AUDITED FINANCIAL STATEMENTS
                                    INCLUDING
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1997














--------------------------------------------------------------------------------
  As required by the  Investment  Company Act of 1940,  CREF provides its
  participants   with  this  year-end  annual  report  of  the  financial
  condition and portfolio holdings of the Stock Account. CREF also provides an annual report to participants in the seven other CREF accounts. Semi-annual reports are also provided each year toward the end of August.
--------------------------------------------------------------------------------


                                                                     [CREF LOGO]

                        COLLEGE RETIREMENT EQUITIES FUND
                                  STOCK ACCOUNT
                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

--------------------------------------------------------------------------------
                                                                            PAGE
                                                                            ----
Report of Management Responsibility.........................................   2
Report of Independent Auditors..............................................   3
Audited Financial Statements:
    Statement of Assets and Liabilities.....................................   4
    Statement of Operations.................................................   5
    Statements of Changes in Net Assets.....................................   6
    Notes to Financial Statements...........................................   7
    Statement of Investments................................................  12
Participant Voting Results..................................................  67

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                                      -1-

[CREF LOGO]

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                       REPORT OF MANAGEMENT RESPONSIBILITY



To the Participants of
  College Retirement Equities Fund:

The accompanying financial statements of the Stock Account of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements for 1997 have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.



                                                   /s/
                                                --------------------------------
                                                   Chairman, President and
                                                   Chief Executive Officer

                                                   /s/
                                                --------------------------------
                                                   Executive Vice President and
                                                   Principal Accounting Officer

ERNST & YOUNG LLP               787 Seventh Avenue            Phone 212-773-3000
                                New York, New York 10019



                         REPORT OF INDEPENDENT AUDITORS



To the Participants and Board of Trustees of College Retirement Equities Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Account of College Retirement Equities Fund ("CREF") as of December 31, 1997, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 1996 and the condensed financial information for the year then ended and periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on the statement and condensed financial information.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Account of CREF at December 31, 1997, the results of its operations, and the changes in its net assets for the year then ended in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------
                                                               ERNST & YOUNG LLP


February 6, 1998





       Ernst & Young LLP is a member of Ernst & Young International, Inc.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1997

          (AMOUNTS IN THOUSANDS, EXCEPT PER ACCUMULATION UNIT AMOUNTS)

ASSETS
  Portfolio investments, at cost .......................................... $  58,653,834
  Net unrealized appreciation of portfolio investments.....................    42,899,277
                                                                            -------------
  Portfolio investments, at value..........................................   101,553,111
  Cash.....................................................................       109,682
  Dividends and interest receivable........................................       158,629
  Receivable from securities transactions..................................       375,685
  Amounts due from TIAA....................................................         8,535
                                                                            -------------
                                                               TOTAL ASSETS   102,205,642
                                                                            -------------
LIABILITIES
  Deposits for securities loaned--Note 4 ..................................     2,432,022
  Payable for securities transactions......................................       224,218
                                                                            -------------
                                                          TOTAL LIABILITIES     2,656,240
                                                                            -------------
NET ASSETS
  Accumulation Fund........................................................    82,469,703
  Annuity Fund.............................................................    17,079,699
                                                                            -------------
                                                           TOTAL NET ASSETS $  99,549,402
                                                                            =============
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.................       597,531
                                                                                  =======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.............................       $138.02
                                                                                  =======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
Income:
  Interest.................................................................................         $   156,232
  Dividends................................................................................           1,545,278
                                                                                                    -----------
                                                                               TOTAL INCOME           1,701,510
                                                                                                    -----------
Expenses--Note 3:
  Investment...............................................................................              78,248
  Operating................................................................................             206,220
                                                                                                    -----------
                                                                             TOTAL EXPENSES             284,468
                                                                                                    -----------
                                                                     INVESTMENT INCOME--NET           1,417,042
                                                                                                    -----------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS--Note 4
    Net realized gain (loss) on:
      Portfolio investments................................................................           8,254,801
      Futures transactions.................................................................               6,829
      Foreign currency transactions........................................................              (8,455)
                                                                                                    -----------
                                                                          Net realized gain           8,253,175
                                                                                                    -----------
    Net change in unrealized appreciation on:
      Portfolio investments................................................................          11,434,159
      Translation of assets (other than portfolio investments)
        and liabilities denominated in foreign currencies..................................              (1,711)
                                                                                                    -----------
                                                      Net change in unrealized appreciation          11,432,448
                                                                                                    -----------
                                      NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS          19,685,623
                                                                                                    -----------
                                       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $21,102,665
                                                                                                    ===========


                       See notes to financial statements.


                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                                    YEARS ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                    1997                 1996
                                                                                    -----                ----
FROM OPERATIONS
  Investment income--net...............................................         $ 1,417,042         $ 1,364,402
  Net realized gain on total investments...............................           8,253,175           6,232,549
  Net change in unrealized appreciation
    on total investments...............................................          11,432,448           5,768,438
                                                                                -----------         -----------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS          21,102,665          13,365,389
                                                                                -----------         -----------
FROM PARTICIPANT TRANSACTIONS
  Premiums.............................................................           2,507,501           2,394,187
                                                                                -----------         -----------
  Disbursements and transfers:
    Net transfers to TIAA..............................................             742,005             365,945
    Net transfers to other CREF Accounts...............................           1,916,205           1,277,299
    Annuity payments...................................................           1,294,165           1,105,209
    Withdrawals and repurchases........................................           1,305,554             938,057
    Death benefits.....................................................             149,280              96,905
                                                                                -----------         -----------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET           5,407,209           3,783,415
                                                                                -----------         -----------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS          (2,899,708)         (1,389,228)
                                                                                -----------         -----------
                                             NET INCREASE IN NET ASSETS          18,202,957          11,976,161
NET ASSETS
    Beginning of year..................................................          81,346,445          69,370,284
                                                                                -----------         -----------
    End of year........................................................         $99,549,402         $81,346,445
                                                                                ===========         ===========


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The seven other investment portfolios of CREF, which are not included in these financial statements, include the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. Investment Management was converted into a limited liability corporation effective January 1, 1998. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS---(CONTINUED)

NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS---(CONTINUED)

NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization and, through December 31, 1997, was exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF was not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts were not taxable to the organization. Any nonpension related income was subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.

Effective January 1, 1998, as a result of recent legislation, CREF will no longer be exempt from federal income tax under Section 501(a) of the Code.
Management believes that CREF should incur no material federal income tax liability as a result of this change since CREF expects that for tax purposes its Accumulation and Annuity Funds for participants will be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS

At December 31, 1997, the value of securities loaned was $4,879,888,986 and collateral received in connection therewith was comprised of cash of $2,432,022,009, letters of credit of $2,039,651,878 and United States government securities amounting to $626,344,854.

At December 31, 1997, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

     Gross unrealized appreciation of portfolio investments............  $45,327,486,594
     Gross unrealized depreciation of portfolio investments............    2,428,210,043
                                                                         ---------------
        NET UNREALIZED APPRECIATION OF PORTFOLIO INVESTMENTS             $42,899,276,551
                                                                         ===============

Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1997, the total value of investments in affiliated companies was $622,192,071. For the year ended December 31, 1997, total dividend income and the net realized gains relating to such investments were $6,907,075 and $36,235,276, respectively.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS---(CONTINUED)

NOTE 4--INVESTMENTS--(CONTINUED)


Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1997, were as follows:

     Purchases:
       Unaffiliated issuers...........................................    $20,412,215,734
       Affiliated issuers.............................................        164,508,545
                                                                          ---------------
                                                       TOTAL PURCHASES    $20,576,724,279
                                                                          ===============
     Sales:
       Unaffiliated issuers...........................................    $21,060,988,293
       Affiliated issuers.............................................        113,121,503
                                                                          ---------------
                                                           TOTAL SALES    $21,174,109,796
                                                                          ===============


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1997         1996          1995         1994         1993
                                               ------       ------        ------       ------       ------
Per Accumulation Unit Data:
  Investment income....................      $  2.317     $  2.114      $  1.885    $  1.699      $  1.606
  Expenses.............................          .387         .304          .271        .223          .210
                                             --------     --------      --------    ---------     --------
  Investment income--net...............         1.930        1.810         1.614       1.476         1.396
  Net realized and unrealized
      gain (loss) on investments.......        26.864       15.953        19.984      (1.557)        7.139
                                             --------     --------      --------    ---------     --------
  Net increase (decrease) in
    Accumulation Unit Value............        28.794       17.763        21.598       (.081)        8.535
  Accumulation Unit Value:
    Beginning of year..................       109.223       91.460        69.862      69.943        61.408
                                             --------     --------      --------    --------      --------
    End of year........................      $138.017     $109.223      $ 91.460     $69.862      $ 69.943
                                             ========     ========      ========    ========      ========

Total return...........................         26.36%       19.42%        30.92%      (0.12%)       13.90%
Ratios to Average Net Assets:
  Expenses.............................          0.31%        0.31%         0.34%       0.32%         0.32%
  Investment income--net...............          1.55%        1.82%         2.00%       2.11%         2.14%
Portfolio turnover rate................         23.25%       19.57%        16.25%      18.77%        22.93%
Thousands of Accumulation Units
  outstanding at end of year...........       597,531      620,498       632,803     637,435       642,528

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS---(CONTINUED)


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                              --------------------------------
                                                                                1997                  1996
                                                                               ------                ------
Accumulation Units:
  Credited for premiums...................................................     20,134,412           24,089,810
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund...................................    (43,101,543)         (36,394,455)
  Outstanding:
    Beginning of year.....................................................    620,498,335          632,802,980
                                                                              -----------          -----------
    End of year...........................................................    597,531,204          620,498,335
                                                                              ===========          ===========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the participating Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1997, there were no borrowings under the line of credit.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)


                                                 VALUE      %
                                               --------   ----

BONDS
 CORPORATE BONDS
  COMPUTER AND DATA PROCESSING
    SERVICES ................................ $    161    0.00%
  HOLDING OFFICES ...........................      136    0.00
  HOUSEHOLD AUDIO AND VIDEO EQUIPMENT .......   10,850    0.01
  LIFE INSURANCE ............................       41    0.00
  METALS AND MINERALS, EXCEPT
    PETROLEUM ...............................      103    0.00
  MISCELLANEOUS AMUSEMENT,
    RECREATION SERVICES .....................       20    0.00
  MISCELLANEOUS BUSINESS SERVICES ...........      226    0.00
  MISCELLANEOUS ELECTRICAL EQUIPMENT
    AND SUPPLIES ............................      154    0.00
  MOTOR VEHICLES AND EQUIPMENT ..............      243    0.00
  RADIO AND TELEVISION BROADCASTING .........    8,658    0.01
  SANITARY SERVICES .........................    4,245    0.01
  SUBDIVIDERS AND DEVELOPERS ................      378    0.00
  TRUCKING AND COURIER SERVICES,
    EXCEPT AIR                                   4,179    0.00
                                              --------    ----
 TOTAL CORPORATE BONDS
   (COST $25,230) ...........................   29,394    0.03
                                              --------    ----
 GOVERNMENT BONDS
   GOVERNMENT BONDS .........................      381    0.00
                                              --------    ----
 TOTAL GOVERNMENT BONDS
   (COST $381)                                     381    0.00
                                              --------    ----
TOTAL BONDS
  (COST $25,611) .............................  29,775    0.03
                                              --------    ----
 PREFERRED STOCK
  AIRCRAFT AND PARTS .........................     258    0.00
  BEVERAGES ..................................   1,166    0.00
  BLAST FURNACE AND BASIC
    STEEL PRODUCTS ...........................   2,504    0.00
  COMMERCIAL BANKS ...........................   5,307    0.01
  COMMUNICATIONS EQUIPMENT ...................     282    0.00
  CONSTRUCTION AND RELATED MACHINERY .........   3,601    0.00
  DEPARTMENT STORES ..........................      21    0.00
  ELECTRIC SERVICES ..........................  23,393    0.03
  ELECTRICAL INDUSTRIAL APPARATUS ............     145    0.00
  FATS AND OILS ..............................      62    0.00
  FIRE, MARINE, AND CASUALTY INSURANCE .......     354    0.00
  GENERAL INDUSTRIAL MACHINERY ...............     175    0.00
  HEALTH AND ALLIED SERVICES, NEC ............   1,256    0.00
  INDUSTRIAL INORGANIC CHEMICALS .............     139    0.00
  INDUSTRIAL ORGANIC CHEMICALS ...............   2,714    0.00
  INSURANCE AGENTS, BROKERS, AND
    SERVICE ..................................   3,796    0.00
  LIFE INSURANCE .............................   7,820    0.01
  LIVESTOCK, EXCEPT DAIRY AND POULTRY ........      63    0.00
  LUMBER AND OTHER BUILDING MATERIALS ........     279    0.00
  MEDICAL INSTRUMENTS AND SUPPLIES ...........      59    0.00
  MEDICAL SERVICE AND HEALTH INSURANCE .......   4,255    0.01
  MISCELLANEOUS BUSINESS SERVICES ............  36,329    0.04
  MISCELLANEOUS CHEMICAL PRODUCTS ............      87    0.00
  MISCELLANEOUS CONVERTED PAPER
    PRODUCTS .................................      39    0.00
  MISCELLANEOUS FABRICATED TEXTILE
    PRODUCTS .................................     270    0.00



                                                  VALUE     %
                                                --------  ----

  MISCELLANEOUS PLASTICS PRODUCTS, NEC .......   $   185  0.00%
  MISCELLANEOUS WOOD PRODUCTS ................       452  0.00
  MOTION PICTURE PRODUCTION AND
    SERVICES .................................     1,869  0.00
  MOTION PICTURE THEATERS ....................    12,402  0.01
  MOTOR VEHICLES AND EQUIPMENT ...............     1,062  0.00
  NEWSPAPERS .................................    17,106  0.02
  OIL AND GAS FIELD SERVICES .................     2,427  0.00
  PETROLEUM REFINING .........................        52  0.00
  RESIDENTIAL BUILDING CONSTRUCTION ..........       114  0.00
  SECURITY AND COMMODITY SERVICES ............        89  0.00
  SOAP, CLEANERS, AND TOILET GOODS ...........        30  0.00
  TELEPHONE COMMUNICATIONS ...................    18,424  0.02
  WATER SUPPLY ...............................       117  0.00
  WOMEN'S AND MISSES' OUTERWEAR ..............       102  0.00
                                                --------  ----
TOTAL PREFERRED STOCK
  (COST $98,289) .............................   148,805  0.15
                                                --------  ----
 COMMON STOCK
  ACCOUNTING, AUDITING, AND
    BOOKKEEPING ..............................     2,301  0.00
  ADVERTISING ................................   179,356  0.18
  AGRICULTURAL CHEMICALS .....................   209,726  0.21
  AIR TRANSPORTATION, NONSCHEDULED ...........     2,623  0.00
  AIR TRANSPORTATION, SCHEDULED ..............   584,909  0.59
  AIRCRAFT AND PARTS ......................... 1,264,934  1.27
  AIRPORTS, FLYING FIELDS, AND SERVICES ......    10,595  0.01
  APPAREL, PIECE GOODS, AND NOTIONS ..........    52,726  0.05
  ASPHALT PAVING AND ROOFING MATERIALS .......        89  0.00
  AUTO AND HOME SUPPLY STORES ................    20,063  0.02
  AUTOMOTIVE RENTALS, NO DRIVERS .............    40,606  0.04
  AUTOMOTIVE SERVICES, EXCEPT REPAIR .........    10,617  0.01
  BAKERY PRODUCTS ............................   145,486  0.15
  BEAUTY SHOPS ...............................     1,972  0.00
  BEVERAGES .................................. 2,522,102  2.53
  BITUMINOUS COAL AND LIGNITE MINING .........     7,803  0.01
  BLANKBOOKS AND BOOKBINDING .................    29,752  0.03
  BLAST FURNACE AND BASIC
    STEEL PRODUCTS ...........................   342,180  0.34
  BOAT DEALERS ...............................       286  0.00
  BOOKS ......................................    80,417  0.08
  BROADWOVEN FABRIC MILLS, COTTON ............    25,331  0.03
  BROADWOVEN FABRIC MILLS, MANMADE ...........    18,192  0.02
  BROADWOVEN FABRIC MILLS, WOOL ..............       752  0.00
  BUS TERMINAL AND SERVICE FACILITIES ........    49,065  0.05
  BUSINESS CREDIT INSTITUTIONS ...............    70,267  0.07
  CABLE AND OTHER PAY TV SERVICES ............   328,119  0.33
  CARPENTRY AND FLOOR WORK ...................     5,168  0.01
  CARPETS AND RUGS ...........................    17,705  0.02
  CASH GRAINS ................................    12,782  0.01
  CEMENT, HYDRAULIC ..........................    43,415  0.04
  CHEMICAL AND FERTILIZER MINERALS ...........     7,708  0.01
  CHEMICALS AND ALLIED PRODUCTS ..............    12,676  0.01
  CHEWING AND SMOKING TOBACCO ................    74,496  0.07
  CHILDREN'S AND INFANTS' WEAR STORES ........    11,604  0.01
  CIGARETTES ................................. 1,034,428  1.04
  CIGARS .....................................    25,962  0.03
  CLAY, CERAMIC, AND REFRACTORY
    MINERALS .................................       550  0.00
  COLLEGES AND UNIVERSITIES ..................       130  0.00


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE         %
                                            ----------    ----

  COMBINATION UTILITY SERVICES ............ $1,104,182    1.11%
  COMMERCIAL BANKS ........................  8,961,022    9.00
  COMMERCIAL PRINTING .....................     57,365    0.06
  COMMERCIAL SPORTS .......................      3,065    0.00
  COMMUNICATIONS EQUIPMENT ................  1,423,616    1.43
  COMMUNICATIONS SERVICES, NEC ............     49,647    0.05
  COMPUTER AND DATA
    PROCESSING SERVICES ...................  3,007,921    3.02
  COMPUTER AND OFFICE EQUIPMENT ...........  3,815,658    3.83
  CONCRETE, GYPSUM, AND PLASTER
    PRODUCTS ..............................     65,105    0.07
  CONCRETE WORK ...........................        250    0.00
  CONSTRUCTION AND RELATED MACHINERY ......    319,057    0.32
  COPPER ORES .............................     19,972    0.02
  CREDIT REPORTING AND COLLECTION .........    278,329    0.28
  CRUSHED AND BROKEN STONE ................     47,482    0.05
  CUTLERY, HANDTOOLS, AND HARDWARE ........    773,119    0.78
  DAIRY PRODUCTS ..........................     82,810    0.08
  DEEP SEA DOMESTIC TRANSPORTATION OF
    FREIGHT ...............................      4,877    0.00
  DEEP SEA FOREIGN TRANSPORTATION OF
    FREIGHT ...............................     87,783    0.09
  DEPARTMENT STORES .......................  1,431,151    1.44
  DRUG STORES AND PROPRIETARY STORES ......    326,998    0.33
  DRUGS ...................................  6,808,733    6.84
  DRUGS, PROPRIETARIES, AND SUNDRIES ......    419,678    0.42
  EATING AND DRINKING PLACES ..............    600,920    0.60
  ELECTRIC DISTRIBUTION EQUIPMENT .........    537,332    0.54
  ELECTRIC LIGHTING AND
    WIRING EQUIPMENT ......................    109,616    0.11
  ELECTRIC SERVICES .......................  2,408,986    2.42
  ELECTRICAL GOODS ........................    132,573    0.13
  ELECTRICAL INDUSTRIAL APPARATUS .........    997,129    1.00
  ELECTRICAL WORK .........................      2,324    0.00
  ELECTRONIC COMPONENTS
    AND ACCESSORIES .......................  2,295,463    2.31
  ENGINEERING AND ARCHITECTURAL
    SERVICES ..............................     12,747    0.01
  ENGINES AND TURBINES ....................    104,188    0.10
  FABRICATED RUBBER PRODUCTS, NEC .........     35,425    0.04
  FABRICATED STRUCTURAL METAL PRODUCTS ....     44,319    0.04
  FAMILY CLOTHING STORES ..................    130,101    0.13
  FARM AND GARDEN MACHINERY ...............    188,802    0.19
  FARM-PRODUCT RAW MATERIALS ..............     34,480    0.03
  FATS AND OILS ...........................        507    0.00
  FEDERAL AND FEDERALLY-SPONSORED
    CREDIT AGENCIES .......................    996,983    1.00
  FERROALLOY ORES, EXCEPT VANADIUM ........      7,808    0.01
  FIELD CROPS, EXCEPT CASH GRAINS .........        115    0.00
  FINANCE SERVICES ........................     20,015    0.02
  FIRE, MARINE, AND CASUALTY INSURANCE ....  1,421,771    1.43
  FLAT GLASS ..............................    121,897    0.12
  FOOTWEAR EXCEPT, RUBBER .................     31,132    0.03
  FOREIGN BANKS, BRANCHES AND
    AGENCIES ..............................    214,842    0.22
  FOREST PRODUCTS .........................      7,868    0.01
  FORESTRY SERVICES .......................      2,410    0.00
  FREIGHT TRANSPORTATION ARRANGEMENT ......     23,101    0.02

                                              VALUE         %
                                            ----------    ----

  FUNERAL SERVICE AND CREMATORIES ......... $   81,708    0.08%
  FURNITURE AND HOME FURNISHINGS ..........      2,532    0.00
  FURNITURE AND HOME
    FURNISHINGS STORES ....................     62,923    0.06
  GAS PRODUCTION AND DISTRIBUTION .........    461,097    0.46
  GENERAL INDUSTRIAL MACHINERY ............  1,139,520    1.14
  GLASS AND GLASSWARE, PRESSED
    OR BLOWN ..............................    143,637    0.14
  GOLD AND SILVER ORES ....................    179,239    0.18
  GRAIN MILL PRODUCTS .....................    702,906    0.71
  GREETING CARDS ..........................     37,653    0.04
  GROCERIES AND RELATED PRODUCTS ..........    189,130    0.19
  GROCERY STORES ..........................    534,328    0.54
  GUIDED MISSILES, SPACE VEHICLES AND
    PARTS .................................    255,049    0.26
  HANDBAGS AND PERSONAL LEATHER GOODS .....      1,968    0.00
  HARDWARE, PLUMBING AND HEATING
    EQUIPMENT .............................     13,002    0.01
  HEALTH AND ALLIED SERVICES, NEC .........    222,916    0.22
  HEAVY CONSTRUCTION, EXCEPT HIGHWAY ......     84,694    0.09
  HIGHWAY AND STREET CONSTRUCTION .........      7,709    0.01
  HOLDING OFFICES .........................    558,368    0.56
  HOME HEALTH CARE SERVICES ...............      7,770    0.01
  HORTICULTURAL SPECIALTIES ...............     46,825    0.05
  HOSE, BELTING, GASKETS AND
    PACKING ...............................         99    0.00
  HOSPITALS ...............................    361,702    0.36
  HOTELS AND MOTELS .......................    516,039    0.52
  HOUSEHOLD APPLIANCE STORES ..............     47,685    0.05
  HOUSEHOLD APPLIANCES ....................  2,471,181    2.48
  HOUSEHOLD AUDIO AND VIDEO EQUIPMENT .....    165,876    0.17
  HOUSEHOLD FURNITURE .....................     46,258    0.05
  INDUSTRIAL INORGANIC CHEMICALS ..........    424,615    0.43
  INDUSTRIAL MACHINERY, NEC ...............     10,325    0.01
  INDUSTRIAL ORGANIC CHEMICALS ............    415,213    0.42
  INSURANCE AGENTS, BROKERS, AND
    SERVICE ...............................    305,795    0.31
  INSURANCE CARRIERS, NEC .................     69,137    0.07
  INTERNATIONAL AFFAIRS ...................      1,766    0.00
  INVESTMENT OFFICES ......................     38,053    0.04
  IRON AND STEEL FOUNDRIES ................     69,451    0.07
  IRON ORES ...............................      7,130    0.01
  JEWELRY, SILVERWARE, AND PLATED WARE ....     29,889    0.03
  JOB TRAINING AND RELATED SERVICES .......        336    0.00
  KNITTING MILLS ..........................     19,597    0.02
  LANDSCAPE AND HORTICULTURAL SERVICES ....      8,819    0.01
  LAUNDRY, CLEANING, AND GARMENT
    SERVICES ..............................     65,081    0.07
  LEAD AND ZINC ORES ......................      5,820    0.01
  LEATHER TANNING AND FINISHING ...........     14,575    0.01
  LEGAL SERVICES ..........................      1,764    0.00
  LIFE INSURANCE ..........................  2,569,461    2.58
  LOCAL AND SUBURBAN TRANSPORTATION .......     32,428    0.03
  LOGGING .................................     19,673    0.02
  LUGGAGE .................................      7,856    0.01
  LUMBER AND CONSTRUCTION MATERIALS .......     47,968    0.05
  LUMBER AND OTHER BUILDING MATERIALS .....    434,194    0.44
  MACHINERY, EQUIPMENT, AND SUPPLIES ......     31,937    0.03

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE         %
                                            ----------    ----

  MAILING, REPRODUCTION AND
    STENOGRAPHIC SERVICES .................   $ 10,258    0.01%
  MANAGEMENT AND PUBLIC RELATIONS .........     50,834    0.05
  MANIFOLD BUSINESS FORMS .................     27,117    0.03
  MEASURING AND CONTROLLING DEVICES .......    420,219    0.42
  MEAT PRODUCTS ...........................    200,475    0.20
  MEDICAL AND DENTAL LABORATORIES .........      5,237    0.01
  MEDICAL INSTRUMENTS AND SUPPLIES ........  1,479,543    1.49
  MEDICAL SERVICE AND HEALTH INSURANCE ....    180,918    0.18
  MEN'S AND BOYS' CLOTHING STORES .........     13,067    0.01
  MEN'S AND BOYS' FURNISHINGS .............     87,299    0.09
  MEN'S AND BOYS' SUITS AND COATS .........     26,365    0.03
  METAL CANS AND SHIPPING CONTAINERS ......     60,709    0.06
  METAL FORGINGS AND STAMPINGS ............    197,904    0.20
  METAL MINING SERVICES ...................        159    0.00
  METAL SERVICES, NEC .....................      4,777    0.00
  METALS AND MINERALS,
    EXCEPT PETROLEUM ......................     12,200    0.01
  METALWORKING MACHINERY ..................     81,315    0.08
  MILLWORK, PLYWOOD AND STRUCTURAL
    MEMBERS ...............................      5,098    0.01
  MISCELLANEOUS AMUSEMENT,
    RECREATION SERVICES ...................    109,404    0.11
  MISCELLANEOUS APPAREL AND
    ACCESSORY STORES ......................     81,619    0.08
  MISCELLANEOUS APPAREL AND
    ACCESSORIES ...........................     20,517    0.02
  MISCELLANEOUS BUSINESS SERVICES .........    387,459    0.39
  MISCELLANEOUS CHEMICAL PRODUCTS .........    203,141    0.20
  MISCELLANEOUS CONVERTED PAPER
    PRODUCTS ..............................    543,413    0.55
  MISCELLANEOUS DURABLE GOODS .............    132,338    0.13
  MISCELLANEOUS ELECTRICAL EQUIPMENT
    AND SUPPLIES ..........................     37,317    0.04
  MISCELLANEOUS EQUIPMENT RENTAL AND
    LEASING ...............................     10,329    0.01
  MISCELLANEOUS FABRICATED METAL
    PRODUCTS ..............................    135,177    0.14
  MISCELLANEOUS FABRICATED TEXTILE
    PRODUCTS ..............................     47,475    0.05
  MISCELLANEOUS FOOD AND KINDRED
    PRODUCTS ..............................    236,760    0.24
  MISCELLANEOUS FOOD STORES ...............     30,759    0.03
  MISCELLANEOUS FURNITURE AND
    FIXTURES ..............................      4,173    0.00
  MISCELLANEOUS GENERAL MERCHANDISE
    STORES ................................     40,758    0.04
  MISCELLANEOUS INVESTING .................    565,063    0.57
  MISCELLANEOUS MANUFACTURES ..............     99,312    0.10
  MISCELLANEOUS METAL ORES ................    102,555    0.10
  MISCELLANEOUS NONDURABLE GOODS ..........      9,328    0.01
  MISCELLANEOUS NONMETALLIC MINERAL
    PRODUCTS ..............................    319,472    0.32
  MISCELLANEOUS NONMETALLIC MINERALS ......      2,604    0.00
  MISCELLANEOUS PERSONAL SERVICES .........     28,385    0.03
  MISCELLANEOUS PETROLEUM AND COAL
    PRODUCTS ..............................    479,658    0.48
  MISCELLANEOUS PLASTICS PRODUCTS, NEC ....    628,318    0.63


                                               VALUE        %
                                            ----------    ----

  MISCELLANEOUS PRIMARY METAL
    PRODUCTS ..............................    $ 3,462    0.00%
  MISCELLANEOUS PUBLISHING ................     16,676    0.02
  MISCELLANEOUS SHOPPING GOOD STORES ......    279,686    0.28
  MISCELLANEOUS TEXTILE GOODS .............     13,266    0.01
  MISCELLANEOUS TRANSPORTATION
    EQUIPMENT .............................     11,289    0.01
  MISCELLANEOUS WOOD PRODUCTS .............     49,122    0.05
  MOBILE HOME DEALERS .....................     17,075    0.02
  MORTGAGE BANKERS AND BROKERS ............    401,963    0.40
  MOTION PICTURE PRODUCTION AND
    SERVICES ..............................    661,319    0.66
  MOTION PICTURE THEATERS .................     18,638    0.02
  MOTOR VEHICLES AND EQUIPMENT ............  2,054,201    2.06
  MOTOR VEHICLES, PARTS, AND SUPPLIES .....     37,989    0.04
  MOTORCYCLES, BICYCLES, AND PARTS ........     47,698    0.05
  NATURAL GAS LIQUIDS .....................     99,641    0.10
  NEW AND USED CAR DEALERS ................     55,975    0.06
  NEWSPAPERS ..............................    586,099    0.59
  NONFERROUS FOUNDRIES (CASTINGS) .........     10,346    0.01
  NONFERROUS ROLLING AND DRAWING ..........     55,075    0.06
  NONRESIDENTIAL BUILDING
    CONSTRUCTION ..........................     27,710    0.03
  NONSTORE RETAILERS ......................    259,132    0.26
  NURSING AND PERSONAL CARE FACILITIES ....     65,008    0.07
  OFFICE FURNITURE ........................     49,713    0.05
  OFFICES AND CLINICS OF MEDICAL
    DOCTORS ...............................     33,141    0.03
  OFFICES AND CLINICS OF DENTISTS .........      2,499    0.00
  OFFICES OF OTHER HEALTH
    PRACTITIONERS .........................      3,190    0.00
  OIL AND GAS EXTRACTION ..................  3,567,390    3.58
  OIL AND GAS FIELD SERVICES ..............    785,405    0.79
  OPERATIVE BUILDERS ......................     64,858    0.07
  OPHTHALMIC GOODS ........................     31,466    0.03
  ORDNANCE AND ACCESSORIES, NEC ...........     13,952    0.01
  PAINT, GLASS, AND WALLPAPER STORES ......      3,927    0.00
  PAINTS AND ALLIED PRODUCTS ..............     69,083    0.07
  PAPER AND PAPER PRODUCTS ................    108,955    0.11
  PAPER MILLS .............................    226,559    0.23
  PAPERBOARD CONTAINERS AND BOXES .........     19,563    0.02
  PAPERBOARD MILLS ........................     95,580    0.10
  PASSENGER TRANSPORTATION
    ARRANGEMENT ...........................    384,165    0.39
  PENS, PENCILS, OFFICE, AND ART SUPPLIES .      5,284    0.01
  PENSION, HEALTH, AND WELFARE FUNDS ......      5,075    0.01
  PERIODICALS .............................    318,696    0.32
  PERSONAL CREDIT INSTITUTIONS ............    227,743    0.23
  PERSONNEL SUPPLY SERVICES ...............    240,912    0.24
  PETROLEUM AND PETROLEUM PRODUCTS ........     86,024    0.09
  PETROLEUM REFINING ......................  1,533,285    1.54
  PHOTOGRAPHIC EQUIPMENT AND SUPPLIES .....    669,599    0.67
  PHOTOGRAPHIC STUDIOS, PORTRAIT ..........      3,617    0.00
  PIPELINES, EXCEPT NATURAL GAS ...........     24,298    0.02
  PLASTICS MATERIALS AND SYNTHETICS .......    837,394    0.84
  PLUMBING AND HEATING, EXCEPT ELECTRIC ...     47,339    0.05
  PLUMBING, HEATING, AIR-CONDITIONING .....        963    0.00
  POTTERY AND RELATED PRODUCTS ............      1,307    0.00


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE         %
                                            ----------    ----

  POULTRY AND EGGS ......................   $   30,993    0.03%
  PRESERVED FRUITS AND VEGETABLES .......      559,572    0.56
  PRIMARY NONFERROUS METALS .............      225,086    0.23
  PRODUCERS, ORCHESTRAS, ENTERTAINERS ...       90,401    0.09
  PRODUCTS OF PURCHASED GLASS ...........       25,233    0.03
  PROFESSIONAL AND COMMERCIAL
    EQUIPMENT ...........................       66,306    0.07
  PULP MILLS ............................       11,705    0.01
  RADIO AND TELEVISION BROADCASTING .....      274,152    0.28
  RADIO, TELEVISION, AND COMPUTER
    STORES ..............................      159,047    0.16
  RAILROAD EQUIPMENT ....................           87    0.00
  RAILROADS .............................      636,342    0.64
  REAL ESTATE AGENTS AND MANAGERS .......       83,005    0.08
  REAL ESTATE OPERATORS AND LESSORS .....       67,478    0.07
  REFRIGERATION AND SERVICE MACHINERY ...       88,831    0.09
  RENTAL OF RAILROAD CARS ...............       14,026    0.01
  RESEARCH AND TESTING SERVICES .........      310,112    0.31
  RESIDENTIAL BUILDING CONSTRUCTION .....      230,557    0.23
  RESIDENTIAL CARE ......................          644    0.00
  RETAIL NURSERIES AND GARDEN STORES ....        4,389    0.00
  RETAIL STORES, NEC ....................        9,975    0.01
  ROOMING AND BOARDING HOUSES ...........          552    0.00
  RUBBER AND PLASTICS FOOTWEAR ..........          777    0.00
  SAND AND GRAVEL .......................        8,006    0.01
  SANITARY SERVICES .....................      444,947    0.45
  SAVINGS INSTITUTIONS ..................      926,062    0.93
  SAWMILLS AND PLANING MILLS ............      222,614    0.22
  SCHOOLS AND EDUCATIONAL SERVICES,
    NEC .................................       25,544    0.03
  SCREW MACHINE PRODUCTS, BOLTS, ETC. ...       33,767    0.03
  SEARCH AND NAVIGATION EQUIPMENT .......      185,103    0.19
  SECONDARY NONFERROUS METALS ...........           16    0.00
  SECURITY AND COMMODITY SERVICES .......      219,225    0.22
  SECURITY BROKERS AND DEALERS ..........    1,027,737    1.03
  SERVICES TO BUILDINGS .................        1,472    0.00
  SHIP, BOAT BUILDING AND REPAIRING .....       31,257    0.03
  SHOE STORES ...........................       54,554    0.05
  SOAP, CLEANERS, AND TOILET GOODS ......    1,547,959    1.56
  SOCIAL SERVICES, NEC ..................       17,915    0.02
  SPECIAL INDUSTRY MACHINERY ............      225,048    0.23
  STRUCTURAL CLAY PRODUCTS ..............        4,258    0.00
  SUBDIVIDERS AND DEVELOPERS ............      192,480    0.19
  SUGAR AND CONFECTIONERY PRODUCTS ......      133,477    0.13
  SURETY INSURANCE ......................       77,692    0.08

                                              VALUE         %
                                            ----------    ----

  TELEGRAPH AND OTHER COMMUNICATIONS .... $      2,710    0.00%
  TELEPHONE COMMUNICATIONS ..............    7,253,395    7.29
  TIRES AND INNER TUBES .................      167,603    0.17
  TITLE INSURANCE .......................       55,320    0.06
  TOYS AND SPORTING GOODS ...............      145,553    0.15
  TRUCKING AND COURIER SERVICES,
    EXCEPT AIR ..........................       70,547    0.07
  USED MERCHANDISE STORES ...............        2,244    0.00
  VARIETY STORES ........................      179,432    0.18
  VETERINARY SERVICES ...................          648    0.00
  VIDEO TAPE RENTAL .....................        1,563    0.00
  VOCATIONAL SCHOOLS ....................        3,298    0.00
  WATCHES, CLOCKS, WATCHCASES AND
    PARTS ...............................          271    0.00
  WATER SUPPLY ..........................       11,716    0.01
  WATER TRANSPORTATION OF FREIGHT, NEC ..        1,978    0.00
  WATER TRANSPORTATION OF PASSENGERS ....           42    0.00
  WATER TRANSPORTATION SERVICES .........       33,334    0.03
  WATER WELL DRILLING ...................           13    0.00
  WOMEN'S ACCESSORY AND SPECIALTY
    STORES ..............................      116,938    0.12
  WOMEN'S AND CHILDREN'S
    UNDERGARMENTS .......................        5,670    0.01
  WOMEN'S AND MISSES' OUTERWEAR .........       36,386    0.04
  WOMEN'S CLOTHING STORES ...............       27,877    0.03
  WOOD BUILDINGS AND MOBILE HOMES .......       17,018    0.02
  YARN AND THREAD MILLS .................       25,195    0.03
                                          ------------  ------
TOTAL COMMON STOCK
  (COST $54,723,006) ....................   97,568,598   98.01
                                          ------------  ------
SHORT TERM INVESTMENTS
  BANK NOTES ............................      135,966    0.14
  BANKERS ACCEPTANCES ...................        8,477    0.01
  CERTIFICATES OF DEPOSIT ...............      467,425    0.47
  COMMERCIAL PAPER ......................    2,171,810    2.18
  EURO CERTIFICATES OF DEPOSIT ..........       45,002    0.04
  MEDIUM TERM BONDS .....................       65,336    0.07
  OTHER AGENCIES ........................       73,997    0.07
  U.S. GOVERNMENT AND AGENCIES ..........      534,062    0.54
  VARIABLE RATE NOTES ...................      303,858    0.30
                                          ------------  ------
TOTAL SHORT TERM INVESTMENTS
  (COST $3,806,928) .....................    3,805,933    3.82
                                          ------------  ------
TOTAL PORTFOLIO
  (COST $58,653,834) ....................  101,553,111  102.01
                                          ------------  ------
      OTHER ASSETS & LIABILITIES, NET ...   (2,003,709)  (2.01)
                                          ------------  ------
NET ASSETS                                $ 99,549,402  100.00%
                                          ============  ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY COUNTRY

                                    VALUE
                                    (000)                  %
                                 ------------           ------

DOMESTIC:
  UNITED STATES ..............   $ 84,605,720            83.31%
                                 ------------           ------
TOTAL DOMESTIC ...............     84,605,720            83.31
                                 ------------           ------
FOREIGN:
  ARGENTINA ..................         23,962             0.03
  AUSTRALIA ..................        472,346             0.47
  AUSTRIA ....................         13,794             0.01
  BELGIUM ....................        136,279             0.13
  BRAZIL .....................         34,974             0.03
  CANADA .....................        539,868             0.53
  CHILE ......................         74,674             0.07
  DENMARK ....................        110,382             0.11
  FINLAND ....................        102,938             0.10
  FRANCE .....................        716,049             0.71
  GERMANY ....................      1,280,461             1.26
  HONG KONG ..................        279,969             0.28
  INDIA ......................          4,168             0.00
  INDONESIA ..................          8,983             0.01
  IRELAND ....................         10,868             0.01
  ITALY ......................        620,490             0.61
  JAPAN ......................      2,895,733             2.85
  KOREA ......................          3,887             0.00
  MALAYSIA ...................         43,487             0.04
  MEXICO .....................         28,257             0.03
  MISCELLANEOUS ..............         42,758             0.04
  NETHERLANDS ................        884,593             0.87
  NEW ZEALAND ................        112,285             0.11
  NORWAY .....................        124,199             0.12
  PHILIPPINES ................          4,071             0.00
  PORTUGAL ...................         58,581             0.06
  SINGAPORE ..................         75,952             0.08
  SOUTH AFRICA ...............         26,540             0.03
  SPAIN ......................        415,469             0.41
  SWEDEN .....................        495,283             0.49
  SWITZERLAND ................        766,796             0.76
  THAILAND ...................          1,670             0.00
  UNITED KINGDOM .............      2,731,692             2.69
                                 ------------           ------
TOTAL FOREIGN ................     13,141,458            12.94
                                 ------------           ------
TOTAL SHORT TERM .............      3,805,933             3.75
                                 ------------           ------
TOTAL PORTFOLIO ..............   $101,553,111           100.00%
                                 ============           ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1997

                                                        VALUE
  PRINCIPAL                                             (000)
  ---------                                          -----------
              BONDS--0.03%
               CORPORATE BONDS--0.03%
                COMPUTER AND DATA PROCESSING
                 SERVICES--0.00%
                 VIGLEN TECHNOLOGY (CV LOAN STK)
  $  47,800(4)   #o0.500%, 01/01/00 ................ $       161
                                                     -----------
                HOLDING OFFICES--0.00%
                 BRIERLEY INVESTMENTS LTD CV NOTE
    129,875(5)     9.000%, 06/30/98 ................          84
                 VALUE REALISATION TRUST (CV LOAN STK)
     24,621        1.400%, 09/30/06 ................          52
                                                     -----------
                                                             136
                                                     -----------
                HOUSEHOLD AUDIO AND VIDEO
                 EQUIPMENT--0.01%
                 SONY CORP
950,000,000(7)     1.400%, 03/31/05 ................      10,850
                                                     -----------
                LIFE INSURANCE--0.00%
                 LIBLIFE INTERNATIONAL CV
     35,000(2)     6.500%, 09/30/04 ................          41
                                                     -----------
                METALS AND MINERALS,
                 EXCEPT PETROLEUM--0.00%
                 PREUSSAG AG
        126(3)     5.750%, 05/17/01 ................         103
                                                     -----------
                MISCELLANEOUS AMUSEMENT,
                 RECREATION SERVICES--0.00%
                 MULTI PURPOSE ICULS
    307,000        3.000%, 12/31/02 ................          20
                                                     -----------
                MISCELLANEOUS BUSINESS
                 SERVICES--0.00%
                 SUEZ LYON DES EAUX
      1,812(1)     4.000%, 01/01/06 ................         226
                                                     -----------
                MISCELLANEOUS ELECTRICAL
                 EQUIPMENT AND SUPPLIES--0.00%
                 OLIVETTI S.P.A. CV
    255,000(6)     7.500%, 01/01/99 ................         154
                                                     -----------
                MOTOR VEHICLES AND EQUIPMENT--0.00%
                 DAIMLER BENZ
        314(3)     4.125%, 07/05/03 ................         243
                                                     -----------
                RADIO AND TELEVISION
                 BROADCASTING--0.01%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
  8,615,000        8.000%, 07/07/06 ................       8,658
                                                     -----------
                SANITARY SERVICES--0.01%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTE)
  4,979,000        2.000%, 01/24/05 ................       4,245
                                                     -----------
                SUBDIVIDERS AND DEVELOPERS--0.00%
                 AXA S.A. CV
      4,722(1)     4.500%, 01/01/99 ................         378
                                                     -----------
                TRUCKING AND COURIER SERVICES,
                 EXCEPT AIR--0.00%
                 YAMATO TRANSPORT CV
340,000,000(7)     1.700%, 09/30/02 ................       4,179
                                                     -----------
               TOTAL CORPORATE BONDS
                (COST $25,230) .....................      29,394
                                                     -----------
               GOVERNMENT BONDS--0.00%
                GOVERNMENT BONDS--0.00%
                 U.S. TREASURY BOND
$   325,000        11.750%, 02/15/01 ............... $       381
                                                     -----------
               TOTAL GOVERNMENT BONDS
                (COST $381) ........................         381
                                                     -----------
              TOTAL BONDS
               (COST $25,611) ......................      29,775
                                                     -----------

--------------------------------------------
(1)  Denominated in French Francs
(2)  Denominated in South African Rand
(3)  Denominated in German Deutsche Marks
(4)  Denominated in British Pounds
(5)  Denominated in New Zealand Dollars
(6)  Denominated in Italian Lire
(7)  Denominated in Japanese Yen













   SHARES
 -----------
               PREFERRED STOCK--0.15%
                AIRCRAFT AND PARTS--0.00%
     16,600     oRHEINMETALL AG ....................         258
                                                     -----------
                BEVERAGES--0.00%
  1,734,924      BRAHMA S.A ........................       1,166
                                                     -----------
                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--0.00%
    175,000      CONFAB INDUSTRIAL S.A. ............         310
  1,600,000      MET GERDAU S.A. ...................          48
     59,300      USINAS SIDERGIACAS DE MINAS GERAIS.         351
     89,232      VALE DO RIO DOCE CIA ..............       1,795
                                                     -----------
                                                           2,504
                                                     -----------
                COMMERCIAL BANKS--0.01%
  3,252,000      BANCO ITAU S.A. ...................       1,748
  9,906,000     oBANESPA S.A. SERV TECNICOS E ADMIN.         404
      2,900      BANK AUSTRIA AG ...................         138
210,456,038     oBRADESCO S.A. .....................       2,074
 22,887,600      UNIBANCO S.A. .....................         943
                                                     -----------
                                                           5,307
                                                     -----------
                COMMUNICATIONS EQUIPMENT--0.00%
  8,800,000      ERICSSON TELECOMMUNICATIONS S.A. ..         282
                                                     -----------
                CONSTRUCTION AND RELATED
                 MACHINERY--0.00%
        395     oBARDELLA S.A. .....................          42
     16,000      KSB AG ............................       3,559
                                                     -----------
                                                           3,601
                                                     -----------
                DEPARTMENT STORES--0.00%
  4,500,000     oLOJAS AMERICANAS S.A. .............          21
                                                     -----------
                ELECTRIC SERVICES--0.03%
 86,744,697      CEMIG S.A. ........................       3,769
     27,304      CIA PAULISTA DE FORCA & LUZ .......           3
 23,122,930      ELECTROBRAS S.A. SERIES B .........       1,181
  2,200,000     oELETRICIDADE SAO PAULO S.A. .......         414
    426,470      RHEIN-WESTFALEN ELECTRIC AG .......      18,026
                                                     -----------
                                                          23,393
                                                     -----------



                       See notes to financial statements.

                                                         VALUE
     SHARES                                              (000)
     ------                                           ----------

                ELECTRICAL INDUSTRIAL
                 APPARATUS--0.00%
  1,100,000      BELGO MINEIRA S.A. ................ $        52
    152,000      WEG S.A. ..........................          93
                                                     -----------
                                                             145
                                                     -----------
                FATS AND OILS--0.00%
  8,000,000      CEVAL ALIMENTOS ...................          62
                                                     -----------
                FIRE, MARINE, AND CASUALTY
                 INSURANCE--0.00%
      2,500      AXA COLONIA KONZERN AG ............         239
     23,604      INTERNATIONALE NEDERLANDEN
                  GROEP NV .........................         115
                                                     -----------
                                                             354
                                                     -----------
                GENERAL INDUSTRIAL
                 MACHINERY--0.00%
      9,400     oCAFAP S.A. ........................          27
     20,000      PIRELLI CABOS S.A. ................          83
     25,800      PIRELLI PNEUS S.A. ................          65
                                                     -----------
                                                             175
                                                     -----------
                HEALTH AND ALLIED SERVICES,
                 NEC--0.00%
    113,500     oMEDIQ, INC SERIES A ...............       1,256
                                                     -----------
                INDUSTRIAL INORGANIC
                 CHEMICALS--0.00%
    212,000      SADIA CONCORDIA S.A. .............         139
                                           .          -----------
                INDUSTRIAL ORGANIC
                 CHEMICALS--0.00%
     43,000      HENKEL KGAA .......................       2,714
                                                     -----------
                INSURANCE AGENTS, BROKERS, AND
                 SERVICE--0.00%
     15,000      MARSCHOLLER LAUT UND
                 PARTNER-VO PREFERENCE .............       3,796
                                                     -----------
                LIFE INSURANCE--0.01%
    109,372       AETNA, INC 6.25% (CLASS C) .......       7,820
                                                     -----------
                LIVESTOCK, EXCEPT DAIRY AND
                 POULTRY--0.00%
 48,044,045      PERDIAGO S.A. .....................          63
                                                     -----------
                LUMBER AND OTHER BUILDING
                 MATERIALS--0.00%
    521,000      CIM ITAU S.A. .....................         100
        679      DYCKERHOFF ZEMENTWERKE AG .........         179
                                                     -----------
                                                             279
                                                     -----------
                MEDICAL INSTRUMENTS AND
                 SUPPLIES--0.00%
    837,300     oFRESENIUS MEDICAL CARE (CLASS D)...          59
                                                     -----------
                MEDICAL SERVICE AND HEALTH
                 INSURANCE--0.01%
    187,040      PACIFICARE HEALTH SYSTEMS
                 CV SERIES A .......................       4,255
                                                     -----------
                MISCELLANEOUS BUSINESS
                 SERVICES--0.04%
    111,000      SAP AG ............................      36,329
                                                     -----------
                MISCELLANEOUS CHEMICAL
                 PRODUCTS--0.00%
 20,700,000      FERTILIZANTES FOSFATADOS S.A. ....           87
                                                     -----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.00%
     70,750      KLABIN FABRICADORA S.A. ...........          32
      1,670      KONINKLIJKE NV ....................           7
                                                    -----------
                                                              39
                                                     -----------

                                                        VALUE
   SHARES                                               (000)
   ------                                              -------

                MISCELLANEOUS FABRICATED TEXTILE
                 PRODUCTS--0.00%
    752,400     oCOTEMINAS CIA TEC ................. $       270
                                                     -----------
                MISCELLANEOUS PLASTICS
                 PRODUCTS, NEC--0.00%
 12,120,000       IPIRANGA S.A. ....................         185
                                                     -----------
                MISCELLANEOUS WOOD PRODUCTS--0.00%
    197,866       ARACRUZ CELULOSE S.A. ............         273
  9,300,000       VOTORANTIM CELULOSE E PAPEL S.A. .         179
                                                     -----------
                                                             452
                                                     -----------
                MOTION PICTURE PRODUCTION AND
                 SERVICES--0.00%
     40,000     oPROSIEBEN MEDIA AG ................       1,869
                                                     -----------
                MOTION PICTURE THEATERS--0.01%
    210,200       HARCOURT GENERAL, INC SERIES A ...      12,402
                                                     -----------
                MOTOR VEHICLES AND
                 EQUIPMENT--0.00%
        900       MAN AG (NON-VOTE) ................         203
      2,000       VOLKSWAGENWERKE AG ...............         859
                                                      ----------
                                                           1,062
                                                     -----------
                NEWSPAPERS--0.02%
  3,437,002       NEWS CORP LTD (LTD-VOTE) .........      17,007
     36,150       RURAL PRESS LTD ..................          99
                                                      ----------
                                                          17,106
                                                      ----------
                OIL AND GAS FIELD SERVICES--0.00%
 10,377,000       PETROBRAS S.A. ...................       2,427
                                                      ----------
                PETROLEUM REFINING--0.00%
    170,000       COPENE-PETROQUIMICA
                  DO NORDESTE S.A. .................          52
                                                      ----------
                RESIDENTIAL BUILDING
                 CONSTRUCTION--0.00%
  2,900,000       DURATEX S.A. .....................         114
                                                      ----------
                SECURITY AND COMMODITY
                 SERVICES--0.00%
      3,100       PHOENIX DUFF & PHELPS CORP .......          89
                                                      ----------
                SOAP, CLEANERS, AND TOILET
                 GOODS--0.00%
         40       WELLA GROUP AG ...................          30
                                                      ----------
                TELEPHONE COMMUNICATIONS--0.02%
    136,025       AIRTOUCH COMMUNICATIONS, INC
                  CV (CLASS B) .....................       4,846
     87,358       AIRTOUCH COMMUNICATIONS, INC
                  CV (CLASS C) .....................       5,443
 70,035,524       TELEBRAS S.A. ....................       7,988
    550,635       TELESP S.A. ......................         147
                                                      ----------
                                                          18,424
                                                      ----------
                WATER SUPPLY--0.00%
     59,400       HYDER PLC ........................         117
                                                      ----------
                WOMEN'S AND MISSES'
                 OUTERWEAR--0.00%
        900     oESCADA AG .........................         102
                                                      ----------
               TOTAL PREFERRED STOCK
                (COST $98,289) .....................     148,805
                                                      ----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               COMMON STOCK--98.01%
                ACCOUNTING, AUDITING, AND
                 BOOKKEEPING--0.00%
      5,000    oPROFIT RECOVERY GROUP
                 INTERNATIONAL ..........................$      89
    144,500     TKC CORP ................................    2,212
                                                         ---------
                                                             2,301
                                                         ---------

               ADVERTISING--0.18%
        500     ACKERLEY GROUP, INC .....................        8
    320,500    oCATALINA MARKETING CORP .................   14,823
  1,388,000     INTERPUBLIC GROUP OF COS, INC ...........   69,140
  1,590,000     OMNICOM GROUP, INC ......................   67,376
      1,600    oOUTDOOR SYSTEMS, INC ....................       61
    283,200     TRUE NORTH COMMUNICATIONS, INC ..........    7,009
     31,600    oUNIVERSAL OUTDOOR HOLDINGS, INC .........    1,643
    103,000    oVALASSIS COMMUNICATIONS, INC ............    3,811
  3,492,000     WPP GROUP PLC ...........................   15,485
                                                         ---------
                                                           179,356
                                                         ---------

               AGRICULTURAL CHEMICALS--0.21%
     14,651     AGRIUM, INC .............................      178
    120,360    oECOGEN, INC .............................      233
  2,195,667   +oFMC CORP ................................  147,796
     34,331    oFREEPORT MCMORAN SULPHUR, INC ...........      403
  1,220,942     IMC GLOBAL, INC .........................   39,986
     54,155    oIMC GLOBAL, INC WTS 12/22/00 ............      210
     90,200     KEMIRA OY ...............................      853
    246,877     MISSISSIPPI CHEMICAL CORP ...............    4,506
    430,759    oMYCOGEN CORP ............................    8,077
    247,400    oSCOTTS CO (CLASS A) .....................    7,484
                                                         ---------
                                                           209,726
                                                         ---------
                AIR TRANSPORTATION,
                 NONSCHEDULED--0.00%
    110,400      MALAYSIAN HELICOPTER
                  SERVICES BERHAD .......................       14
     22,080     oMALAYSIAN HELICOPTER WTS 06/11/00.......        1
    122,000     oOFFSHORE LOGISTICS, INC ................    2,608
                                                         ---------
                                                             2,623
                                                         ---------
                AIR TRANSPORTATION,
                 SCHEDULED--0.59%
  1,968,700     oAIR CANADA, INC ........................   20,291
    176,793      AIR EXPRESS INTERNATIONAL CORP .........    5,392
    388,000      AIR NEW ZEALAND LTD (CLASS B) ..........      777
      2,000     oAIRNET SYSTEMS, INC ....................       43
    262,200     oALASKA AIR GROUP, INC ..................   10,160
      1,170      ALL NIPPON AIRWAYS CO LTD ..............        4
    534,900     oAMERICA WEST HOLDINGS CORP
                  (CLASS B) .............................    9,963
    967,500     oAMR CORP ...............................  124,324
  1,049,498      ASA HOLDINGS, INC ......................   29,845
     87,000     oATLAS AIR, INC .........................    2,088
     15,900     oAUSTRIAN AIRLINES/OEST LUFTV AG ........      338
    610,181      BRITISH AIRWAYS PLC ....................    5,989
        200     oCANADIAN AIRLINES CORP .................        0
      4,000     oCANADIAN AIRLINES CORP WTS 04/22/99.....        0
  2,464,800      CATHAY PACIFIC AIRWAYS LTD .............    2,004
  1,875,600      COMAIR HOLDINGS, INC ...................   45,249
    275,300     oCONTINENTAL AIRLINES, INC (CLASS B).....   13,249
    510,943      DELTA AIRLINES, INC ....................   60,802
  1,083,890     oDEUTSCHE LUFTHANSA AG (REGD) ...........   20,797
    972,000     oFEDERAL EXPRESS CORP ...................   59,353
  2,262,400     oJAPAN AIRLINES CO LTD ..................    6,177
     51,083      KLM (ROYAL DUTCH AIRLINES) NV ..........    1,890

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    616,000       MALAYSIAN AIRLINE SYSTEM BERHAD .......$     494
        500      oMIDWEST EXPRESS HOLDINGS, INC .........       19
    501,300      oNORTHWEST AIRLINES CORP (CLASS A)......   24,000
    241,350       PITTSTON BURLINGTON GROUP CO ..........    6,335
    977,757       QUANTAS AIRWAYS LTD ...................    1,730
    280,000      oRYANAIR HOLDINGS PLC ADR ..............    7,035
      3,320      oSAIR GROUP ............................    4,552
     34,188       SAS DANMARK AS ........................      499
    771,000       SINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR) .....................    5,033
        200       SKYWEST, INC ..........................        6
  1,189,500       SOUTHWEST AIRLINES CO .................   29,291
    921,200       SWIRE PACIFIC LTD (CLASS A) ...........    5,053
    575,720      oUAL CORP ..............................   53,254
    432,000      oUS AIRWAYS GROUP, INC .................   27,000
     30,500      oVIRGIN EXPRESS HOLDINGS ...............    1,873
                                                         ---------
                                                           584,909
                                                         ---------

                AIRCRAFT AND PARTS--1.27%
    194,600     oAIRTRAN HOLDINGS, INC ..................      778
  9,394,408      ALLIED SIGNAL, INC .....................  365,795
    289,298     oBE AEROSPACE, INC ......................    7,739
  8,825,154      BOEING CO ..............................  431,881
     74,700      BREED TECHNOLOGIES, INC ................    1,363
  1,514,404      BRITISH AEROSPACE PLC ..................   43,382
      7,134     oBRITISH AEROSPACE PLC WTS 11/15/00 .....      142
     65,800      CURTISS WRIGHT CORP ....................    2,389
      7,400     oDUCOMMUN, INC ..........................      259
      6,800     oFABBRICA ITALIANA APPARECCHIATURE ......       23
    256,700     oGULFSTREAM AEROSPACE CORP ..............    7,508
     52,500     oHONG KONG AIRCRAFT
                 ENGINEERING CO LTD .....................      132
    364,600      KAMAN CORP (CLASS A) ...................    5,970
    642,675      NORTHROP GRUMMAN CORP ..................   73,908
    240,100      OEA, INC ...............................    6,948
     11,300     oRHEINMETALL AG .........................      220
 10,174,795      ROLLS ROYCE LTD ........................   38,506
      1,900     oSEQUA CORP (CLASS A) ...................      124
    303,584      SMITHS INDUSTRIES PLC ..................    4,323
     96,700     oSPAR AEROSPACE LTD .....................      608
    798,900      TEXTRON, INC ...........................   49,931
     75,706      THOMSON-CSF ............................    2,387
  3,029,950      UNITED TECHNOLOGIES CORP ...............  220,618
                                                         ---------
                                                         1,264,934
                                                         ---------
                AIRPORTS, FLYING FIELDS, AND
                 SERVICES--0.01%
    208,688     oAVIALL, INC ............................    3,117
     13,958     #SODEXHO ALLIANCE S.A. ..................    7,478
                                                         ---------
                                                            10,595
                                                         ---------
                APPAREL, PIECE GOODS, AND
                 NOTIONS--0.05%
    230,024      BURLINGTON COAT FACTORY
                  WAREHOUSE CORP ........................    3,781
    313,700     oGENESCO, INC ...........................    4,000
      7,300     oKENNETH COLE PRODUCTIONS, INC ..........      117
    727,600      NIKE, INC (CLASS B) ....................   28,558
    554,310     oREEBOK INTERNATIONAL LTD ...............   15,971
      1,888     oSALAMANDER AG ..........................      299
                                                         ---------
                                                            52,726
                                                         ---------
                ASPHALT PAVING AND ROOFING
                 MATERIALS--0.00%
      3,700     oELCOR CORP .............................       89
                                                         ---------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                AUTO AND HOME SUPPLY
                 STORES--0.02%
     10,000     oAUTOBACS SEVEN CO LTD ................ $      288
    239,700      CANADIAN TIRE, INC (CLASS A) .........      5,142
      2,900     oDISCOUNT AUTO PARTS, INC .............         55
    610,600      PEP BOYS MANNY, MOE, & JACK CO .......     14,578
                                                       -----------
                                                            20,063
                                                       -----------
                AUTOMOTIVE RENTALS,
                 NO DRIVERS--0.04%
     97,000     oBUDGET GROUP, INC ....................      3,353
    702,000     oDOLLAR THRIFTY AUTOMOTIVE ............     14,391
     49,600      HERTZ CORP (CLASS A) .................      1,996
     44,880      IMPERIAL HOLDINGS LTD ................        521
     52,470     oNATIONAL AUTO CREDIT, INC ............        279
    123,200     oRENTERS CHOICE, INC ..................      2,526
      2,800      ROLLINS TRUCK LEASING CORP ...........         50
    507,352      RYDER SYSTEM, INC ....................     16,616
     14,900      XTRA CORP ............................        874
                                                       -----------
                                                            40,606
                                                       -----------

                AUTOMOTIVE SERVICES,
                 EXCEPT REPAIR--0.01%
    202,700      BORG-WARNER AUTOMOTIVE, INC ..........     10,540
    178,000     oCOMFORT GROUP LTD ....................         77
                                                       -----------
                                                            10,617
                                                       -----------
                BAKERY PRODUCTS--0.15%
    559,425      ASSOCIATED BRITISH FOODS PLC .........      4,796
     62,749      BAGLEY S.A. (CLASS B) ................        119
  3,196,753      GOODMAN FIELDER LTD ..................      5,083
    392,600      INTERSTATE BAKERIES CORP .............     14,673
    256,900     oJ & J SNACK FOODS CORP ...............      4,207
    218,832      LANCE, INC ...........................      5,758
  2,078,600      NABISCO HOLDINGS CORP (CLASS A) ......    100,682
     86,000      ORKLA AS SERIES A ....................      7,407
      7,748      ORKLA AS SERIES B ....................        603
    238,175      UNITED BISCUITS HOLDINGS PLC .........        878
    131,000      YAMAZAKI BAKING CO LTD ...............      1,280
                                                       -----------
                                                           145,486
                                                       -----------
                BEAUTY SHOPS--0.00%
     78,500      REGIS CORP ...........................      1,972
                                                       -----------
                BEVERAGES--2.53%
  4,272,044      ANHEUSER BUSCH COS, INC ..............    187,970
    483,000      ASAHI BREWERIES LTD ..................      7,058
    654,023      BASS LTD .............................     10,073
      4,680     oBRAU UND BRUNNEN AG ..................        468
    410,300      BROWN FORMAN, INC (CLASS B) ..........     22,669
        200     oBUSH BOAKE ALLEN, INC ................          5
    687,576      CADBURY SCHWEPPES LTD ................      6,845
     23,809      CARLSBERG BREWERIES AS (CLASS A) .....      1,288
     11,781      CARLSBERG BREWERIES AS (CLASS B) .....        633
    975,000      CARLSBERG BREWERIES
                 MALAYSIA BERHAD ......................      3,131
    229,222      COCA COLA AMATIL LTD .................      1,713
    277,600      COCA COLA BOTTLING CO
                 CONSOLIDATED .........................     19,154
 19,266,298      COCA COLA CO .........................  1,283,617
  1,499,500      COCA COLA ENTERPRISES, INC ...........     53,326
    132,800      COMPANIA CERVECERIAS
                 UNIDAS S.A. ADR ......................      3,901
    266,600      COORS (ADOLPH) CO (CLASS B) ..........      8,864
     52,000      COTT CORP ............................        436
  8,245,695      DIAGEO PLC ...........................     75,774
     40,700      EMBOTELLADORA ANDINA ADR (CLASS B) ...        791

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ----------

    156,500      FOMENTO ECONOMICO MEXICANO
                  S.A. DE CV SERIES B ................. $    1,246
    934,200      FORTUNE BRANDS, INC ..................     34,624
  5,954,858      FOSTERS BREWING GROUP LTD ............     11,330
    145,800      FRASER & NEAVE LTD ...................        632
    105,000     oGRUPO CONTINENTAL S.A ................        376
    216,500      GRUPO MODELO S.A. SERIES C ...........      1,829
     77,600      GUINESS ANCHOR BERHAD ................         96
    119,753      HEINEKEN NV ..........................     20,852
    159,998      HERMES INTERNATIONAL S.A .............     11,170
        150     oHOLSTEN BRAUEREI AG ..................         30
    539,200     oITOEN LTD ............................     14,307
  2,874,000      KIRIN BREWERY CO LTD .................     20,999
  1,930,930      LION NATHAN LTD ......................      4,328
    157,351      LVMH MOET HENNESSY
                 LOUIS VUITTON ........................     26,129
    105,000     oMIDWEST GRAIN PRODUCTS, INC ..........      1,313
     45,500      MOLSON CO LTD (CLASS A) ..............        812
      1,000      MOLSON CO LTD (CLASS B) ..............         18
 17,939,236      PEPSICO, INC .........................    653,661
    350,000     xPOWER PACIFIC LTD ....................          0
    159,150      SAPPORO BREWERIES LTD ................        502
    373,729      SCOTTISH & NEWCASTLE PLC .............      4,594
    250,300      SEAGRAMS CO LTD ......................      8,089
    241,400      SEAGRAMS CO LTD (U.S.) ...............      7,800
     83,399      SOUTH AFRICAN BREWERIES LTD ..........      2,056
      6,102      SOUTH AFRICAN BREWERIES LTD (U.S.) ...        150
  1,808,091      SOUTHCORP LTD ........................      5,985
     88,000      TAKARA SHUZO CO LTD ..................        328
     11,700     oUNICER-UNIAO CERVEJEIRA, S.A .........        165
     38,200      VINA CONCHA Y TORO S.A. ADR ..........        965
                                                       -----------
                                                         2,522,102
                                                       -----------

                BITUMINOUS COAL AND
                 LIGNITE MINING--0.01%
      5,497      ANGLO AMERICAN COAL CORP LTD .........        256
    192,200      ASHLAND COAL, INC ....................      5,261
    593,000      WANKIE COLLIERY CO LTD ...............        129
    132,200      ZEIGLER COAL HOLDINGS CO .............      2,157
                                                       -----------
                                                             7,803
                                                       -----------

                BLANKBOOKS AND
                 BOOKBINDING--0.03%
        200     oDAY RUNNER, INC ......................          8
    667,400      DELUXE CORP ..........................     23,025
    305,400     oFRANKLIN COVEY CO ....................      6,719
                                                       -----------
                                                            29,752
                                                       -----------

                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--0.34%
      6,910      ACERINOX S.A .........................      1,023
    239,531     oACME METALS, INC .....................      2,365
    691,600      AK STEEL HOLDINGS CORP ...............     12,233
    818,087      ALLEGHENY TELEDYNE, INC ..............     21,168
    872,000      AMSTEEL CORP BERHAD ..................        152
     84,000     oAMSTEEL CORP BERHAD WTS 05/19/00 .....          5
    176,900     oARMCO, INC ...........................        873
     55,000     oB.U.S. BERZELIUS UMWELT-SERVICE AG ...        734
  1,299,200     oBETHLEHEM STEEL CORP .................     11,206
    355,900      BIRMINGHAM STEEL CORP ................      5,605
  1,413,246      BRITISH STEEL PLC ....................      3,064
    123,200      CARPENTER TECHNOLOGY CORP ............      5,921
    156,200      CO STEEL, INC ........................      2,074
 17,200,000      COMPANIA SIDERURGICA
                 NACIONAL S.A .........................        478

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--(CONTINUED)
     22,000      CONSOLIDATED METALLURGICAL
                 INDUSTRIES LTD ....................... $       30
  1,470,000      DAIDO STEEL CO LTD ...................      1,854
    128,800      DOFASCO, INC .........................      2,070
     56,600      FLACK S.P.A ..........................        259
    250,000     oFOSTER (LB) CO (CLASS A) .............      1,234
     43,000      FRIED KRUPP AG HOESCH KRUPP ..........      7,916
    272,000     oGRUPO SIMEC, S.A. DE C.V. SERIES B ...         71
     23,920     oHOOGOVENS NEN STAALIADRIEREN NV ......        980
    828,600      INLAND STEEL INDUSTRIES, INC .........     14,190
     33,200      IPSCO, INC ...........................      1,288
      1,000      IVACO, INC (CLASS A) .................          3
    275,700      J & L SPECIALTY STEEL, INC ...........      2,774
  3,808,000      KAWASAKI STEEL CORP ..................      5,213
    236,100     oLONE STAR TECHNOLOGIES, INC ..........      6,699
    588,900      LTV CORP .............................      5,742
     97,700      LUKENS, INC ..........................      2,791
    155,800     oMAVERICK TUBE CORP ...................      3,944
     58,000     oMITSUBISHI STEEL MANUFACTURING
                  CO LTD ..............................         58
    198,450      NATIONAL IRON & STEEL MILLS LTD ......        269
    223,200     oNATIONAL STEEL CORP (CLASS B) ........      2,581
     47,000      NIPPON DENKO CO LTD ..................         41
  7,543,000      NIPPON STEEL CORP ....................     11,197
  6,920,200      NKK CORP .............................      5,535
    340,600      NUCOR CORP ...........................     16,455
    156,400      OREGON STEEL MILLS, INC ..............      3,333
    102,100      POHANG IRON & STEEL CO LTD ...........      2,765
     35,000     oPROMET BERHAD ........................          3
    196,100      QUANEX CORP ..........................      5,515
    186,900      ROUGE INDUSTRIES, INC (CLASS A) ......      2,266
     60,500      SANDVIK AB SERIES B FREE .............      1,731
      7,900     oSTEEL DYNAMICS, INC ..................        126
  8,725,000      SUMITOMO METAL INDUSTRIES LTD ........     11,206
    390,088      TEXAS INDUSTRIES, INC ................     17,554
    182,400      TOKYO STEEL MANUFACTURING CO LTD .....        619
  3,275,621      USX-MARATHON GROUP, INC ..............    110,552
    591,864      USX-US STEEL GROUP, INC ..............     18,496
    479,912      WORTHINGTON INDUSTRIES, INC ..........      7,919
                                                       -----------
                                                           342,180
                                                       -----------
               BOAT DEALERS--0.00%
     12,800    oWEST MARINE, INC ......................        286
                                                       -----------

                BOOKS--0.08%
    362,900      BANTA CORP ...........................      9,798
    192,500     oGOLDEN BOOKS FAMILY
                  ENTERTAINMENT, INC ..................      1,985
     24,812      GRUPO ANAYA S.A ......................        456
    184,100      HOUGHTON MIFFLIN CO ..................      7,065
    544,600      MCGRAW HILL COS, INC .................     40,300
     47,700      NASIONALE PERS BEPERK SERIES N .......        392
    191,550     +PLENUM PUBLISHING CORP ...............      8,859
    257,800     oSCHOLASTIC CORP ......................      9,668
    159,550      THOMAS NELSON, INC ...................      1,845
        900      WILEY (JOHN) & SONS, INC (CLASS A) ...         49
                                                       -----------
                                                            80,417
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 COTTON--0.03%
    322,400     oBURLINGTON INDUSTRIES, INC ...........      4,453
    121,100     oCONE MILLS CORP ......................        939
     10,200      CULP, INC ............................        204
      9,300     oGALEY & LORD, INC ....................        166
  1,755,000     oNITTO BOSEKI CO LTD ..................      4,414

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ----------

        600     oTRIARC COS, INC ...................... $       16
    320,400     oWESTPOINT STEVENS, INC ...............     15,139
                                                       -----------
                                                            25,331
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 MANMADE--0.02%
   179,700       ALBANY INTERNATIONAL CORP
                  (CLASS A) ...........................      4,133
    136,000     oCOLLINS & AIKMAN CORP ................      1,173
     23,900      CONFECCOES GUARARAPES S.A ............         89
    129,000      MITSUBISHI RAYON CO LTD ..............        317
    240,000      SPRING INDUSTRIES, INC ...............     12,480
                                                       -----------
                                                            18,192
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 WOOL--0.00%
     12,570      CHARGEURS S.A. .......................        752
                                                       -----------

                BUS TERMINAL AND SERVICE
                 FACILITIES--0.05%
  4,001,136     oNEW WORLD INFRASTUCTURE LTD ..........      9,011
  2,901,446      STAGECOACH HOLDINGS PLC ..............     40,054
                                                       -----------
                                                            49,065
                                                       -----------

                BUSINESS CREDIT INSTITUTIONS--0.07%
    306,300     oARCADIA FINANCIAL LTD ................      2,278
    380,800      ASSOCIATES FIRST CAPITAL CORP ........     27,084
    149,721      CAPITAL ONE FINANCIAL CORP ...........      8,113
    466,600      FINOVA GROUP, INC ....................     23,184
  1,425,000      LONDON FORFAITING CO PLC .............      8,324
     16,547     oPACIFIC CREST CAPITAL, INC ...........        302
     38,300      TOTAL SYSTEM SERVICES, INC ...........        948
      3,000     oWFS FINANCIAL, INC ...................         34
                                                       -----------
                                                            70,267
                                                       -----------
               CABLE AND OTHER PAY TV
                 SERVICES--0.33%
    158,566     oASCENT ENTERTAINMENT GROUP, INC ......      1,645
      3,600     oBET HOLDINGS, INC (CLASS A) ..........        197
      9,125     oCABLE MICHIGAN, INC ..................        209
    145,200     oCABLEVISION SYSTEMS CORP (CLASS A) ...     13,903
    706,800      COMCAST CORP (CLASS A) ...............     22,529
  2,028,335      COMCAST CORP (CLASS A) SPECIAL .......     64,019
    621,689     oCOX COMMUNICATIONS, INC
                  (CLASS A) ...........................     24,906
    213,000     oGENERAL CABLE PLC ADR ................      1,464
    143,650     oMASTEC, INC ..........................      3,286
    272,842     oPANAMSAT CORP ........................     11,766
    131,600     oROGERS COMMUNICATIONS, INC
                  (CLASS B) ...........................        635
    150,500      TCA CABLE TV, INC ....................      6,923
    696,349     oTCI SATELLITE ENTERTAINMENT
                  (CLASS A) ...........................      4,787
  4,078,430     oTELE-COMMUNICATIONS, INC
                  (CLASS A) ...........................    113,941
  2,020,967     oTELECOM-TCI VENTURES GROUP
                  (CLASS A)                                 57,219
     24,000     oUNITED VIDEO SATELLITE GROUP, INC ....        690
                                                       -----------
                                                           328,119
                                                       -----------

                CARPENTRY AND FLOOR WORK--0.01%
    221,100      GEON CO ..............................      5,168
                                                       -----------

                CARPETS AND RUGS--0.02%
  1,523,000      SHAW INDUSTRIES, INC .................     17,705
                                                       -----------

                CASH GRAINS--0.01%
    133,400      DEKALB GENETICS CORP (CLASS B) .......      5,236
    247,409      DELTA & PINE LAND CO .................      7,546
                                                       -----------
                                                            12,782
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                CEMENT, HYDRAULIC--0.04%
     95,000      APASCO S.A ...........................$       652
      7,500      CENTEX CONSTRUCTION PRODUCTS, INC ....        226
    241,009      CRH PLC ..............................      2,796
     22,500     oGIANT CEMENT HOLDING, INC ............        520
     40,000      ITALCEMENTI S.P.A. (S/S) .............        120
     44,420     oLAFARGE S.A. (BR) ....................      2,916
     30,768     #LAFARGE S.A. (REGD) ..................      2,020
      5,060      LAFARGE S.A. (SPANISH CERT) ..........        329
    352,792      MEDUSA CORP ..........................     14,751
    272,774      SOUTHDOWN, INC .......................     16,094
  2,371,000      SUMITOMO OSAKA CEMENT CO LTD .........      2,991
                                                       -----------
                                                            43,415
                                                       -----------
                CHEMICAL AND FERTILIZER
                 MINERALS--0.01%
     84,200      POTASH CORP OF SASKATCHEWAN, INC .....      7,004
      8,476      POTASH CORP OF SASKATCHEWAN, INC
                  (U.S.) ..............................        704
                                                       -----------
                                                             7,708
                                                       -----------
                CHEMICALS AND ALLIED
                 PRODUCTS--0.01%
     65,600     oERCROS S.A ...........................         64
      4,000      MYERS INDUSTRIES, INC ................         68
     70,000      SAES GETTERS S.P.A ...................      1,125
    175,000      SKW TROSTBERG AG .....................      5,557
    513,500      URALITA S.A ..........................      5,862
                                                       -----------
                                                            12,676
                                                       -----------

                CHEWING AND SMOKING
                 TOBACCO--0.07%
  2,016,800      UST, INC .............................     74,496
                                                       -----------

                CHILDREN'S AND INFANTS' WEAR
                 STORES--0.01%
    423,900     oGYMBOREE CORP ........................     11,604
                                                       -----------

                CIGARETTES--1.04%
  2,200,000      GALLAHER GROUP PLC ...................     11,692
  1,133,700      GALLAHER GROUP PLC ADR ...............     24,233
    298,000      GRUPO CARSO S.A. DE CV SERIES A ......      1,989
    382,200      IMASCO LTD ...........................     13,487
 21,319,000      PHILIP MORRIS COS, INC ...............    966,017
     67,000      R.J. REYNOLDS BERHAD .................        109
    256,300      ROTHMANS OF PALL MALL BERHAD .........      1,992
    184,000      TABACALERA S.A. SERIES A (REGD) ......     14,909
                                                       -----------
                                                         1,034,428
                                                       -----------
                CIGARS--0.03%
  2,131,557      B.A.T. INDUSTRIES LTD ................     19,448
        600     oCONSOLIDATED CIGAR HOLDINGS, INC .....         17
    122,800     oEMPRESAS LA MODERN SERIES A NPV ......        670
     41,400     oGENERAL CIGAR HOLDINGS, INC (CLASS A).        882
     24,928      NOBLEZA-PICCARDO S.A. (CLASS B) ......        112
    248,345      ROTHMANS HOLDINGS LTD ................      1,311
     81,196      SEITA S.A ............................      2,915
     75,278      SOUZA CRUZ S.A .......................        607
                                                       -----------
                                                            25,962
                                                       -----------

                CLAY, CERAMIC, AND REFRACTORY
                 MINERALS--0.00%
     34,650      AMCOL INTERNATIONAL CORP .............        550
                                                       -----------

                COLLEGES AND UNIVERSITIES--0.00%
      4,200     oEDUCATION MANAGEMENT CORP ............        130
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ----------

                COMBINATION UTILITY SERVICES--1.11%
  1,801,724      BALTIMORE GAS & ELECTRIC CO ..........$    61,371
    300,000      BERLINER KRAFT-UND LICHT (BEWAG) AG ..      9,076
    110,700      CENTRAL HUDSON GAS & ELECTRIC CORP ...      4,857
    150,895      CENTRAL MAINE POWER CO ...............      2,301
      8,700      CILCORP, INC .........................        425
    292,409      CIPSCO, INC ..........................     12,939
    433,783     oCITIZENS UTILITIES CO (CLASS B) ......      4,175
  2,303,100      CONSOLIDATED EDISON CO OF
                  NEW YORK, INC .......................     94,427
    487,400      DELMARVA POWER & LIGHT CO ............     11,241
  6,737,310      EDISON INTERNATIONAL CO ..............    183,171
     98,607      ELECTRABEL NV ........................     22,808
  2,521,290      ENOVA CORP ...........................     68,232
    369,600      IPALCO ENTERPRISES, INC ..............     15,500
    436,834      KANSAS CITY POWER & LIGHT CO .........     12,914
      1,920      LAHMEYER AG ..........................         77
  1,347,500      LONG ISLAND LIGHTING CO ..............     40,593
      7,000     oMADISON GAS & ELECTRIC CO ............        161
    461,500      MIDAMERICAN ENERGY HOLDINGS CO .......     10,153
    379,386      MONTANA POWER CO .....................     12,069
  1,824,560      NEW CENTURY ENERGIES, INC ............     87,465
    839,386      NEW YORK STATE ELECTRIC & GAS CORP ...     29,798
  1,764,500     oNIAGARA MOHAWK POWER CORP ............     18,527
    572,379      NIPSCO INDUSTRIES, INC ...............     28,297
    423,900      NORTHERN STATES POWER CO .............     24,692
      7,900     oNORTHWESTERN PUBLIC SERVICE CO .......        182
     48,900      ORANGE & ROCKLAND UTILITY, INC .......      2,277
  2,079,100      PACIFICORP ...........................     56,785
  2,386,400      PECO ENERGY CO .......................     57,870
    454,862      PUBLIC SERVICE CO OF NEW MEXICO ......     10,775
  2,214,446      PUBLIC SERVICE ENTERPRISE GROUP, INC .     70,170
    372,200      ROCHESTER GAS & ELECTRIC CORP ........     12,655
    692,700      SCANA CORP ...........................     20,738
  1,000,100      SIERRA PACIFIC RESOURCES .............     37,504
    630,700      UNION ELECTRIC CO ....................     27,278
    293,632      UTILICORP UNITED, INC ................     11,397
    881,700      WASHINGTON WATER POWER CO ............     21,436
    461,529      WESTERN RESOURCES, INC ...............     19,846
                                                       -----------
                                                         1,104,182
                                                       -----------
                COMMERCIAL BANKS--9.00%
  2,766,190      ABN-AMRO HOLDINGS NV .................     53,897
    193,799      ABSA GROUP LTD .......................      1,115
    415,095      ALLIED IRISH BANK ....................      4,013
     25,300      ALLIED IRISH BANKS PLC (SPONSORED ADR)      1,467
      2,000      AMCORE FINANCIAL, INC ................         50
    582,737      AMSOUTH BANCORP ......................     31,650
    277,200     oAPPLIED INTERNATIONAL HOLDINGS LTD
                  WTS 12/30/99 ........................          5
    174,900      ARGENTARIA S.A .......................     10,638
  3,031,486      ASAHI BANK LTD .......................     12,357
    544,000      ASHIKAGA BANK LTD ....................        879
    793,973      ASSOCIATED BANC CORP .................     43,768
    321,808      AUSTRALIAN & NEW ZEALAND
                  BANKING GROUP LTD ...................      2,126
  6,514,702      BANC ONE CORP ........................    353,830
  2,501,690      BANCA COMMERCIALE ITALIANA S.P.A .....      8,708
    700,000      BANCA FIDEURAM S.P.A .................      3,069
  1,152,200      BANCA POPOLARE DI MILANO .............      7,239
    528,670      BANCO AMBROSIANO VENETO S.P.A ........      2,026
  1,717,161      BANCO BILBAO VIZCAYA S.A. (REGD) .....     55,543
    175,546      BANCO CENTRALE
                  HISPANOAMERICANO S.A ................      4,273
     38,600      BANCO DE A. EDWARDS S.P.A. ADR .......        656

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                COMMERCIAL BANKS--(CONTINUED)
    197,448      BANCO DE GALICIA BUENOS
                  AIRES S.A. SERIES A .................$     1,264
      4,000      BANCO DE GALICIA Y BUENOS AIRES ADR ..        103
    102,665     oBANCO ESPANOL DE CREDITO S.A .........      1,010
    129,261      BANCO FRANCES DEL RIO DE
                  LA PLATA S.A ........................      1,200
    165,000      BANCO INTERCONTINENTAL
                  ESPANOLA S.A ........................      9,353
  1,536,542      BANCO SANTANDER S.A ..................     51,314
    125,000      BANCO SANTIAGO ADR ...................      2,781
      4,000      BANCORPSOUTH, INC ....................        189
  1,308,990      BANK OF EAST ASIA LTD ................      3,066
  2,770,736      BANK OF NEW YORK CO, INC .............    160,183
      7,000      BANK OF OKINAWA LTD ..................        121
  1,409,000      BANK OF YOKOHAMA LTD .................      3,728
  8,797,914      BANKAMERICA CORP .....................    642,248
  1,656,300      BANKBOSTON CORP ......................    155,589
  1,593,218      BANKERS TRUST NEW YORK CORP ..........    179,137
    305,251      BANQUE DE PARIBAS S.A ................     26,537
    166,188      BANQUE NATIONALE DE PARIS ............      8,837
  1,672,637      BARCLAYS PLC .........................     44,447
  3,328,958      BARNETT BANKS, INC ...................    239,269
    197,200      BAYERISCHE HYPOTHEKEN-UND
                  WECHSEL-BANK ........................      9,629
  1,027,210      BAYERISCHE VEREINSBANK AG ............     67,239
  1,155,976      BB&T CORP ............................     74,055
      2,300     oCAPITAL BANCORP/MIAMI, FLORIDA .......        133
    164,600      CCB FINANCIAL CORP ...................     17,695
     38,500      CENTURA BANKS, INC ...................      2,657
  4,302,175      CHASE MANHATTAN CORP .................    471,088
  1,484,540      CHIBA BANK LTD .......................      4,624
     11,050     oCHITTENDEN CORP ......................        387
  5,208,083      CITICORP CO ..........................    658,497
     11,500      CITIZENS BANKING CORP
                  (MICHIGAN) ..........................        397
    252,500      CITY NATIONAL CORP ...................      9,327
     12,200     oCNB BANCSHARES, INC ..................        588
     69,300      COLONIAL BANCGROUP, INC ..............      2,387
  1,249,758      COMERICA, INC ........................    112,791
    222,147      COMMERCE BANCORP, INC ................     11,329
     92,507      COMMERCE BANCSHARES, INC .............      6,267
    114,000      COMMERZBANK AG .......................      4,489
     50,600     oCOMMUNITY FIRST
                  BANKSHARES, INC .....................      2,694
      4,000     oCOMMUNITY TRUST BANCORP, INC .........        125
    787,900      COMPASS BANCSHARES, INC ..............     34,471
  2,198,398      CORESTATES FINANCIAL CORP ............    176,009
      2,100      CORUS BANKSHARES, INC ................         83
    115,076      CREDIT COMMERCIAL DE
                  FRANCE S.A ..........................      7,890
      6,500      CREDITANSTALT-BANKVEREIN .............        364
     15,800      CREDITANSTALT-BAVKVEREIN (STAMM) .....      1,012
  5,350,660      CREDITO ITALIANO S.P.A ...............     16,520
  1,069,234      CRESTAR FINANCIAL CORP ...............     60,946
    327,300      CULLEN FROST BANKERS, INC ............     19,863
    100,189      DEN DANSKE BANK AF 1871 ..............     13,359
    118,300      DEPOSIT GUARANTY .....................      6,728
  1,161,800      DEUTSCHE BANK AG .....................     82,058
    380,250      DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) ..................      3,250
  1,166,840      DRESDNER BANK AG .....................     53,861
      3,100      F & M NATIONAL CORP ..................        106
    787,762      FIFTH THIRD BANCORP ..................     64,400
    249,052      FIRST AMERICAN CORP ..................     12,390

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ----------

  2,923,713      FIRST CHICAGO NBD CORP ...............$   244,130
      1,300      FIRST CITIZENS BANCSHARES, INC
                  (CLASS A) ...........................        135
    289,642      FIRST COMMERCE CORP ..................     19,478
     38,489      FIRST COMMERCIAL CORP ................      2,256
      4,700      FIRST COMMONWEALTH FINANCIAL CORP ....        165
        900      FIRST EMPIRE STATE CORP ..............        419
      2,200      FIRST FINANCIAL BANCORP ..............        106
    201,500      FIRST HAWAIIAN, INC ..................      8,010
    189,800      FIRST MIDWEST BANCORP, INC ...........      8,304
    145,000      FIRST NATIONAL BANK HOLDINGS LTD .....      1,289
    530,758      FIRST OF AMERICA BANK CORP ...........     40,935
     30,200     oFIRST REPUBLIC BANK ..................        965
  1,301,012      FIRST SECURITY CORP ..................     54,480
    640,500      FIRST TENNESSEE NATIONAL CORP ........     42,753
    565,125      FIRST VIRGINIA BANKS, INC ............     29,210
      2,600     oFIRST WESTERN BANCORP, INC ...........         74
  1,166,100      FIRSTAR CORP .........................     49,486
      2,000     oFIRSTBANK OF ILLINOIS CO .............         74
      2,200      FIRSTBANK PUERTO RICO ................         75
    468,600      FIRSTMERIT CORP ......................     13,297
  4,781,940      FLEET FINANCIAL GROUP, INC ...........    358,347
    222,685      FRANCHISE FINANCE CORP OF AMERICA ....      6,012
  4,603,334      FUJI BANK LTD ........................     18,693
      1,400      GBC BANCORP ..........................         89
        922     oGENERALE DE BANQUE NPV STRIP VVPR ....          0
     28,751      GENERALE DE BANQUE S.A ...............     12,513
    479,000     oGENTRA, INC ..........................      1,757
     44,600      GREENPOINT FINANCIAL CORP ............      3,236
    110,000     oGRUPO FINANCIERO BANAMEX
                 ACCIVAL S.A. DE CV SERIES B .........         327
    159,506     oGRUPO FINANCIERO BANAMEX
                 ACCIVAL S.A. DE CV SERIES L .........         412
    703,000      GUNMA BANK LTD ......................       4,596
  1,177,259      HANG SENG BANK LTD ..................      11,357
     14,500     oHERITAGE FINANCIAL SERVICES, INC .....        421
    200,000      HIGO FAMILY BANK LTD .................      1,015
    147,000     oHOKKAIDO BANK LTD ....................        155
  1,338,000      HOKURIKU BANK LTD ....................      1,749
  1,405,781      HSBC HOLDINGS PLC ....................     34,835
  2,529,776      HSBC HOLDINGS PLC (HONG KONG) ........     62,358
  1,613,202      HSBC HOLDINGS LTD (UNITED KINGDOM) ...     41,700
    186,211      HUBCO, INC ...........................      7,286
  1,130,988      HUNTINGTON BANCSHARES, INC ...........     40,716
    672,211     oIMPERIAL BANCORP .....................     33,148
  3,854,223      INDUSTRIAL BANK OF JAPAN LTD .........     27,568
  2,133,920      INSTITUTO BANCARIO SAN
                  PAOLO DI TURINO .....................     20,412
     21,900      INVESTEC GROUP LTD ...................        842
     35,939      INVESTORS FINANCIAL SERVICES CORP ....      1,653
  1,541,730      ISTITUTO MOBILIARE ITALIANO S.P.A ....     18,325
  1,358,305      JOYO BANK ............................      4,805
  2,285,319      KEYCORP ..............................    161,829
     84,532      KEYSTONE FINANCIAL, INC ..............      3,402
 10,029,799      LLOYDS TSB GROUP PLC .................    129,714
    633,000      MAGNA GROUP, INC .....................     28,960
      3,300     oMAINSTREET BANKGROUP, INC ............         92
    615,100      MALAYAN BANKING BERHAD ...............      1,786
    651,658      MARSHALL & ILSLEY CORP ...............     40,484
  2,831,843      MBNA CORP ............................     77,345
  2,269,936      MELLON BANK CORP .....................    137,615
    879,088      MERCANTILE BANCORP, INC ..............     54,064
    260,139      MERCANTILE BANKSHARES CORP ...........     10,178
    691,665      MERITA LTD ...........................      3,785
     96,000      METROPOLITAN BANK & TRUST CO .........        656
      8,000      MICHINOKU BANK LTD ...................         42

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                COMMERCIAL BANKS--(CONTINUED)
      6,300     oMID-AM, INC .......................... $      162
  1,967,000      MITSUBISHI TRUST & BANKING CORP ......     19,818
  2,047,000      MITSUI TRUST & BANKING CO LTD ........      3,983
  1,778,943      MORGAN (J.P.) & CO, INC ..............    200,798
      8,507      NATEXIS S.A ..........................        496
  4,359,852      NATIONAL AUSTRALIA BANK LTD ..........     60,880
        500      NATIONAL BANCORP OF ALASKA, INC ......         63
      2,600      NATIONAL CITY BANCSHARES, INC ........        116
  1,520,468      NATIONAL CITY CORP ...................     99,971
     44,900      NATIONAL COMMERCE BANCORP ............      1,583
  6,434,968      NATIONSBANK CORP .....................    391,326
      3,000     oNBT BANCORP, INC .....................         81
    999,400      NORTH FORK BANCORP, INC ..............     33,542
  1,392,043      NORTHERN TRUST CORP ..................     97,095
  5,450,936      NORWEST CORP .........................    210,542
    849,502      OLD KENT FINANCIAL CORP ..............     33,662
      2,000      OLD NATIONAL BANCORP .................         97
    136,400      ONBANCORP, INC .......................      9,616
     33,150      ONE VALLEY BANCORP, INC ..............      1,285
  2,451,384      OVERSEAS-CHINESE BANKING
                 CORP LTD (FR) ........................     14,257
    941,100      PACIFIC CENTURY FINANCIAL CORP .......     23,292
      2,800     oPEOPLES FIRST CORP ...................        109
    429,810      PEOPLES HERITAGE FINANCIAL
                  GROUP, INC ..........................     19,771
    264,000      PHILIPPINE COMMERCIAL
                  INTERNATIONAL BANK ..................        761
    200,000     oPHILIPPINE NATIONAL BANK .............        446
  3,252,164      PNC BANK CORP ........................    185,577
    193,229      POPULAR, INC .........................      9,565
    113,965      PROVIDENT BANKSHARES CORP ............      7,280
     39,400     oPROVIDENT FINANCIAL GROUP ............      1,911
        598      PT BANK DANAMON (FR) .................          0
  1,920,424      PUBLIC BANK BERHAD (FR) ..............        661
    233,599     oPUBLIC BANK BERHAD (LR) ..............         73
  1,309,904      REGIONS FINANCIAL CORP ...............     55,262
      6,900      RELIANCE BANCORP, INC ................        253
    416,212      REPUBLIC BANCORP, INC ................      8,897
    603,425      REPUBLIC NEW YORK CORP ...............     68,904
    904,600      RHB CAPITAL BERHAD ...................        437
     78,000     oRHB CAPITAL BERHAD WTS 12/28/99 ......         11
     30,000      RIGGS NATIONAL CORP ..................        806
    554,005      ROYAL BANK OF CANADA .................     29,266
    712,680      ROYAL BANK OF SCOTLAND PLC ...........      9,123
  4,674,000      SAKURA BANK LTD ......................     13,409
        765      SANWA BANK LTD .......................          8
    336,000      SEVENTY-SEVEN (77) BANK LTD ..........      2,403
    905,000      SHIZUOKA BANK LTD ....................      9,744
      7,100     oSILICON VALLEY BANCSHARES ............        399
    251,933      SKANDIA FORSAKRINGS AB ...............     11,891
     88,000      SKANDINAVISKA ENSKILDA BANKEN
                  SERIES C FREE .......................      1,037
    929,570      SKANDINAVISKA ENSKILDA BANKEN
                  SERIES A ............................     11,774
    118,048      SOCIETE GENERALE S.A .................     16,090
  1,328,130      SOUTHTRUST CORP ......................     84,253
        500     oSOUTHWEST BANCORP OF TEXAS, INC ......         16
    265,900      STAR BANC CORP .......................     15,256
  1,253,500      STATE STREET CORP ....................     72,938
     19,600     oSTERLING BANCSHARES, INC .............        397
  5,484,550      SUMITOMO BANK LTD ....................     62,851
        900      SUMITOMO BANK OF CALIFORNIA ..........         49
  1,532,259      SUMMIT BANCORP .......................     81,593

                                                          VALUE
   SHARES                                                 (000)
   ------                                               ----------

  1,340,080      SUNTRUST BANKS, INC ..................$    95,648
      2,100      SUSQUEHANNA BANCSHARES, INC ..........         80
    249,100      SVENSKA HANDELSBANKEN SERIES A .......      8,618
    209,500      SVENSKA HANDELSBANKEN SERIES B
                  FREE ................................      6,746
    125,406     oSWISS BANK CORP (REGD) ...............     39,034
      3,730     oSWISS BANK CORP (REGD) WTS 06/30/00 ..         52
    335,575      SYNOVUS FINANCIAL CORP ...............     10,990
      3,400     oTEXAS REGIONAL BANCSHRS, INC
                  (CLASS A) ...........................        104
  2,591,609      TOKAI BANK LTD .......................     12,119
     59,100      TORONTO DOMINION BANK ................      2,222
     30,700      TRANS FINANCIAL, INC .................      1,193
      5,900      TRUSTCO BANK CORP ....................        161
     54,000      TRUSTMARK CORP .......................      2,498
  1,942,910      U.S. BANCORP .........................    217,484
     72,969      U.S. TRUST CORP ......................      4,570
      4,545      UBS REGISTERED .......................      1,312
      2,665      UMB FINANCIAL CORP ...................        145
    103,300      UNI BANKDANMARK AS (CLASS A) .........      7,588
     44,751      UNION BANK OF SWITZERLAND (BR) .......     64,798
    663,672      UNION PLANTERS CORP ..................     45,088
      3,500      UNIONBANCAL CORP .....................        376
    686,890      UNITED OVERSEAS BANK LTD (FR) ........      3,812
      2,200      USBANCORP, INC .......................        161
      4,000      VALLEY NATIONAL BANCORP ..............        157
     14,900      VERMONT FINANCIAL SERVICES CORP ......        415
  1,361,112      WACHOVIA CORP ........................    110,420
    705,181      WELLS FARGO & CO .....................    239,365
      1,000     oWESBANCO, INC ........................         30
    115,000      WESTAMERICA BANCORP ..................     11,759
      2,000     oWESTERNBANK PUERTO RICO ..............         48
  5,855,242      WESTPAC BANKING CORP .................     37,451
    101,250      WHITNEY HOLDINGS CORP ................      5,771
     82,000      WILMINGTON TRUST CORP ................      5,115
    249,302      WING LUNG BANK LTD ...................      1,194
    372,000      YAMAGUCHI BANK LTD ...................      4,578
  2,946,000      YASUDA TRUST & BANKING CO LTD ........      2,945
    303,600      ZIONS BANCORP ........................     13,776
                                                       -----------
                                                         8,961,022
                                                       -----------

                COMMERCIAL PRINTING--0.06%
    489,830      AMERICAN BUSINESS PRODUCTS, INC ......     10,593
     22,300     oAPPLIED GRAPHICS TECHNOLOGIES, INC ...      1,187
     75,900     oBIG FLOWER HOLDINGS, INC .............      1,831
    253,100      BOWNE & CO, INC ......................     10,092
     83,400     oCONSOLIDATED GRAPHICS, INC ...........      3,889
    550,100      DONNELLEY (R.R.) & SONS CO ...........     20,491
    374,600      HARLAND (JOHN H.) CO .................      7,867
     16,400      MERRILL CORP .........................        381
    466,000     oTOPPS, INC ...........................      1,034
                                                       -----------
                                                            57,365
                                                       -----------
                COMMERCIAL SPORTS--0.00%
      8,100     oCYRK, INC ............................         78
      9,800     oFLORIDA PANTHERS HOLDINGS, INC .......        169
    128,100     oHOLLYWOOD PARK, INC ..................      2,818
                                                       -----------
                                                             3,065
                                                       -----------

                COMMUNICATIONS EQUIPMENT--1.43%
  4,169,799     o3COM CORP ............................    145,682
  1,831,000     oADC TELECOMMUNICATIONS, INC ..........     76,444
    359,000     oADVANCED FIBRE COMMUNICATIONS ........     10,456
    568,400      ALIANT COMMUNICATIONS, INC ...........     17,834
    325,000      ALLGON AB SERIES B FREE ..............      4,383
     13,125     #AMER SATELLITE NETWORK WTS 06/30/99 ..          0
    343,800     oAMTECH CORP ..........................      1,375

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                COMMUNICATIONS EQUIPMENT--(CONTINUED)
    647,518     oANDREW CORP .......................... $   15,540
    107,800     oANTEC CORP ...........................      1,684
    381,500     oASPECT TELECOMMUNICATIONS CORP .......      7,964
    228,672     oASSOCIATED GROUP, INC (CLASS A) ......      6,774
    606,100     oASSOCIATED GROUP, INC (CLASS B) ......     17,653
    254,650     oAYDIN CORP ...........................      3,008
     20,992      BETACOM PLC ..........................         11
    161,300     oBILLING INFORMATION CONCEPTS CORP ....      7,742
    165,600     oBOSTON TECHNOLOGY, INC ...............      4,161
 13,080,660      BRITISH TELECOMMUNICATIONS PLC .......    103,256
 15,892,715      CABLE & WIRELESS PLC .................    139,771
    290,000     oCALIFORNIA MICROWAVE, INC ............      5,619
        366     oCHYRON CORP ..........................          2
     69,500     oCIDCO, INC ...........................      1,355
    606,400     oCIENA CORP ...........................     37,066
     14,300     oCOHERENT COMMUNICATIONS
                  SYSTEMS CORP ........................        399
    130,000      CUBIC CORP ...........................      4,258
     96,800     oDAVOX CORP ...........................      3,158
      1,000     oDIGITAL LIGHTWAVE, INC ...............         13
    489,600     oDIGITAL MICROWAVE CORP ...............      7,099
    663,788     oDSC COMMUNICATIONS CORP ..............     15,931
    387,500     oDSP COMMUNICATIONS, INC ..............      4,650
    600,000     oELCOTEQ NETWORK CORP (CLASS A) .......      7,547
     50,000     oERICSSON S.P.A .......................      2,185
    845,000     oERICSSON TELEFON (LM) SERIES B ADR ...     31,530
     42,135     oEXCEL COMMUNICATIONS, INC ............        611
    175,214      FEDERAL SIGNAL CORP ..................      3,789
    259,500     oFIRST ALERT, INC .....................        551
    319,200     oGENERAL DATACOMM INDUSTRIES, INC .....      1,496
    870,000     oGEOTEK COMMUNICATIONS, INC ...........      1,332
    140,737     oGLENAYRE TECHNOLOGIES, INC ...........      1,390
  1,041,750      HARRIS CORP ..........................     47,790
  8,046,148      HONG KONG TELECOMMUNICATIONS LTD .....     16,563
    125,600      INTER-TEL, INC .......................      2,434
     96,900     oINTERDIGITAL COMMUNICATIONS CORP .....        297
    751,936     oITT CORP .............................     62,317
  1,211,536      ITT INDUSTRIES, INC ..................     38,012
     21,200     oLORAL SPACE & COMMUNICATIONS LTD .....        454
    350,000      LOXLEY PUBLIC CO LTD (FR) ............         44
      4,800     oMITEL CORP ...........................         37
  4,207,800      MOTOROLA, INC ........................    240,108
    105,000     oNATURAL MICROSYSTEMS CORP ............      4,883
    122,300     oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ...................      1,789
    312,500     oNEWBRIDGE NETWORKS CORP ..............     10,898
    217,800     oNEWBRIDGE NETWORKS CORP (U.S.) .......      7,617
    810,200     oNEXTLEVEL SYSTEMS, INC ...............     14,482
     94,300      NOKIA AB SERIES A ADR ................      6,601
    369,400      NOKIA AB SERIES K ....................     26,455
    192,600      NORTHERN TELECOMMUNICATIONS LTD ......     17,112
    199,109      NORTHERN TELECOMMUNICATIONS
                  LTD (U.S.) ..........................     17,721
    393,900      OY NOKIA AB SERIES A .................     27,993
    406,400     oP-COM, INC ...........................      7,010
    429,500     oPAIRGAIN TECHNOLOGIES, INC ...........      8,322
    366,700     oPICTURETEL CORP ......................      2,384
     62,700      PITTWAY CORP .........................      4,322
    242,719      PITTWAY CORP (CLASS A) ...............     16,899
        100     oPLANTRONICS, INC .....................          4
     70,880      PLESSEY CORP LTD .....................         74

                                                           VALUE
   SHARES                                                  (000)
   ------                                               ----------

     85,400     oPOWERWAVE TECHNOLOGIES, INC .......... $    1,436
    240,600     oPREMISYS COMMUNICATIONS, INC .........      6,286
  2,130,600     oPRICELLULAR CORP (CLASS A) ...........     22,238
    837,300      SCIENTIFIC-ATLANTA, INC ..............     14,025
    110,100     oSHIVA CORP ...........................        943
    148,526      SK TELECOM CO LTD ADR ................        965
     19,400     oSPECTRIAN CORP .......................        373
    311,700      SYMBOL TECHNOLOGIES, INC .............     11,767
    308,600     oSYMMETRICOM, INC .....................      3,587
     74,000     oTCSI CORP ............................        592
     52,200     oTEKELEC ..............................      1,592
    124,600     oTELCO SYSTEMS, INC ...................      1,207
     87,900     oTELE-COMMUNICATIONS
                  INTERNATIONAL (CLASS A) .............      1,582
 11,185,160      TELECOM CORP OF NEW ZEALAND ..........     54,235
  1,632,500      TELEKOM MALAYSIA BERHAD ..............      4,823
    201,600      TELXON CORP ..........................      4,813
      8,000     oTRANSACTION NETWORK SERVICES, INC ....        138
     18,600     oUS SATELLITE BROADCASTING, INC
                  (CLASS A) ...........................        148
  2,038,244      VODAFONE GROUP PLC ...................     14,874
     95,056     oVTEL CORP ............................        582
     20,800     oWESTELL TECHNOLOGIES, INC
                  (CLASS A) ...........................        265
     35,600     oXYLAN CORP ...........................        538
     13,200     oYURIE SYSTEMS, INC ...................        266
                                                       -----------
                                                         1,423,616
                                                       -----------

                COMMUNICATIONS SERVICES,
                 NEC--0.05%
    131,300     oAMERICAN MOBILE SATELLITE CORP .......        919
    760,000      ASIA SATELLITE TELECOM HOLDINGS LTD ..      1,300
    914,900      BCE, INC .............................     30,463
     43,842      BCE, INC (U.S.) ......................      1,460
     15,500     oCOMMNET CELLULAR, INC ................        551
    244,000      COMSAT CORP SERIES 1 .................      5,917
    152,912     oDIMENSION DATA HOLDINGS LTD ..........        660
     91,800     oMCLEODUSA, INC (CLASS A) .............      2,938
      1,000      NIPPON COMSYS CORP ...................         12
    150,000     oSMARTALK TELESERVICES, INC ...........      3,413
     60,800      WPL HOLDINGS, INC ....................      2,014
                                                       -----------
                                                            49,647
                                                       -----------

                COMPUTER AND DATA PROCESSING
                 SERVICES--3.02%
     20,700     o3DO CO ...............................         45
    128,100     oACCLAIM ENTERTAINMENT, INC ...........        464
      7,700     oACTIVISION, INC ......................        138
    345,100     oACXIOM CORP ..........................      6,643
    553,244      ADOBE SYSTEMS, INC ...................     22,821
   152,200      oAFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) ...........................      4,005
    991,180     oAFFYMETRIX, INC ......................     30,850
    485,300     oAMERICA ONLINE, INC ..................     43,283
    450,525     oAMERICAN MANAGEMENT SYSTEMS, INC .....      8,785
    173,900     oAMERICAN SOFTWARE, INC (CLASS A) .....      1,598
     36,000      ANALYSTS INTERNATIONAL CORP ..........      1,242
     30,000     oASPECT DEVELOPMENT, INC ..............      1,560
    201,600     oASPEN TECHNOLOGY, INC ................      6,905
     66,754     oATOS S.A .............................      8,611
    590,500      AUTODESK, INC ........................     21,849
  2,524,000      AUTOMATIC DATA PROCESSING, INC .......    154,911
    254,300     oAVANT CORP ...........................      4,260
    400,000     oBAAN CO NV ...........................     13,101
     82,500     oBANYAN SYSTEMS, INC ..................        242
    236,000     oBISYS GROUP, INC .....................      7,847

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                COMPUTER AND DATA PROCESSING
                 SERVICES--(CONTINUED)
    890,400     oBMC SOFTWARE, INC .................... $   58,433
    103,437     oBORLAND INTERNATIONAL, INC ...........        756
     41,512     oBRODERBUND SOFTWARE, INC .............      1,064
  1,824,674     oCADENCE DESIGN SYSTEMS, INC ..........     44,705
    266,800     oCAMBRIDGE TECHNOLOGY
                  PARTNERS, INC .......................     11,106
  2,000,000     oCAPITA GROUP PLC .....................     12,143
     10,100     oCCC INFORMATION SERVICES
                  GROUP, INC ..........................        199
    896,800     oCELLNET DATA SYSTEMS, INC ............      6,950
    791,926     oCERIDIAN CORP ........................     36,280
    186,800     oCERNER CORP ..........................      3,946
    221,200     oCHECKPOINT SYSTEMS, INC ..............      3,871
    122,829     oCHOICEPOINT, INC .....................      5,865
     92,000     oCIBER, INC ...........................      5,336
    281,200     oCIRRUS LOGIC, INC ....................      2,988
    320,390     oCITRIX SYSTEMS, INC ..................     24,350
      1,000     oCLAREMONT TECHNOLOGY GROUP, INC ......         19
     24,200     oCLARIFY, INC .........................        281
    543,287      COMDISCO, INC ........................     18,166
      9,000     oCOMPLETE BUSINESS SOLUTIONS, INC .....        392
      4,500     oCOMPUSERVE CORP ......................         55
  6,326,008      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ..................    334,488
    275,100     oCOMPUTER HORIZONS CORP ...............     12,517
     12,700     oCOMPUTER MANAGEMENT SCIENCES, INC ....        243
    761,834     oCOMPUTER SCIENCES CORP ...............     63,613
    106,400      COMPUTER TASK GROUP, INC .............      3,784
    734,100     oCOMPUTERVISION CORP ..................      2,799
  1,410,800     oCOMPUWARE CORP .......................     45,146
     63,000     oCOREL CORP ...........................        101
    292,650     oCORESTAFF, INC .......................      7,755
    144,000     oCSG SYSTEMS INTERNATIONAL, INC .......      5,760
    160,900      CSK CORP .............................      4,133
     72,594     oCYBERGUARD CORP ......................        408
    141,600     oCYBERMEDIA, INC ......................      2,133
    100,000      DASSAULT SYSTEMS S.A .................      3,050
      4,500     oDATA TRANSMISSION NETWORK CORP .......        126
     82,500     oDIALOGIC CORP ........................      3,609
    250,000     oDIGI INTERNATIONAL, INC ..............      4,250
     15,400     oDOCUMENTUM, INC ......................        649
     62,500     oDST SYSTEMS, INC .....................      2,668
    122,600     oE TRADE GROUP, INC ...................      2,820
    232,300     oELECTRONIC ARTS, INC .................      8,784
  2,169,044      ELECTRONIC DATA SYSTEMS CORP .........     95,302
    589,400     oELECTRONICS FOR IMAGING, INC .........      9,799
    123,529     oENVOY CORP ...........................      3,598
    142,000     oFILENET CORP .........................      4,278
  3,350,168      FIRST DATA CORP ......................     97,992
    513,875     oFISERV, INC ..........................     25,244
    359,600     oFORE SYSTEMS, INC ....................      5,484
     91,900     oFORTE SOFTWARE, INC ..................        701
    299,500     oGT INTERACTIVE SOFTWARE CORP .........      1,909
    300,100     oGTECH HOLDINGS CORP ..................      9,584
    124,600     oHARBINGER CORP .......................      3,504
  2,328,356      HBO & CO .............................    111,761
     93,700     oHCIA, INC ............................      1,113
     88,900     oHEALTH MANAGEMENT SYSTEMS, INC .......        528
    232,400     oHEALTHDYNE INFORMATION
                  ENTERPRISES .........................        414
    133,700     oHNC SOFTWARE .........................      5,749
     47,200     oHYPERION SOFTWARE CORP ...............      1,687
     31,000     oI2 TECHNOLOGIES, INC .................      1,635

                                                           VALUE
   SHARES                                                  (000)
   ------                                               ----------

     15,700     oIKOS SYSTEMS, INC .................... $       96
     15,100     oIMNET SYSTEMS, INC ...................        245
      2,000     oINDUSTRI-MATEMATIK
                  INTERNATIONAL CORP ..................         59
    550,000     oINDUSTRIAL & FINANCIAL SYSTEMS AB ....      3,812
      3,000      INES CORP ............................         23
    234,000     oINFORMATION RESOURCES, INC ...........      3,130
     36,800     oINSO CORP ............................        426
     16,175     oINTEGRATED SYSTEMS
                  CONSULTING GROUP ....................        180
    137,600     oINTEGRATED SYSTEMS, INC ..............      1,892
      3,400     oINTERNATIONAL NETWORK SERVICES .......         79
     54,700     oINTERSOLV, INC .......................      1,108
     26,000     oINTERVOICE, INC ......................        195
    119,200     oINTUIT, INC ..........................      4,917
     40,500     oITRON, INC ...........................        729
    617,000      JBA HOLDINGS PLC .....................     10,441
     39,900     oJDA SOFTWARE GROUP, INC ..............      1,397
     96,100     oJTS CORP .............................         24
    331,700     oKEANE, INC ...........................     13,475
     28,900     oKONAMI CO LTD ........................        713
    200,394     oLANDSTAR SYSTEM, INC .................      5,285
    378,400     oLEARNING CO, INC .....................      6,078
    107,800     oLEGATO SYSTEMS, INC ..................      4,743
      3,600     oLHS GROUP, INC .......................        215
    116,400     oLYCOS, INC ...........................      4,816
    304,300     oMACNEAL-SCHWENDLER CORP ..............      2,929
    217,900     oMACROMEDIA, INC ......................      1,811
    183,276     oMANUGISTICS GROUP, INC ...............      8,179
    180,500     oMAPICS, INC ..........................      1,963
    133,300     oMARCAM SOLUTIONS CORP ................        966
     12,800     oMEDQUIST, INC ........................        445
    459,400      MEITEC CORP ..........................     12,967
    560,100     oMENTOR GRAPHICS CORP .................      5,426
    123,100     oMERCURY INTERACTIVE CORP .............      3,293
     50,000     oMERKANTILDATA ASA ....................      1,723
    390,000     oMICRO FOCUS GROUP PLC ................     15,353
  6,055,100     oMICROSOFT CORP .......................    782,622
     12,500     oMIDWAY GAMES, INC ....................        227
  1,001,644      MISYS PLC ............................     30,160
    398,342      NATIONAL DATA CORP ...................     14,390
      1,650     oNATIONAL INSTRUMENTS CORP ............         48
      2,000     oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ........................         48
    253,700     oNETMANAGE, INC .......................        714
    131,691     oNETSCAPE COMMUNICATIONS CORP .........      3,210
    727,120     oNETWORKS ASSOCIATES, INC .............     38,446
  1,176,900     oNOVELL, INC ..........................      8,827
        252      NTT DATA COMMUNICATIONS
                  SYSTEM CORP .........................     13,625
     64,000     oODS NETWORKS, INC ....................        412
      5,000     oOPEN MARKET, INC .....................         48
  6,580,737     oORACLE CORP ..........................    146,833
  1,183,700     oPARAMETRIC TECHNOLOGY CORP ...........     56,078
    331,102      PAYCHEX, INC .........................     16,762
     36,000     oPEGASYSTEMS, INC .....................        727
  1,181,600     oPEOPLESOFT, INC ......................     46,082
      7,000     oPHOENIX TECHNOLOGIES LTD .............         85
    167,500     oPHYSICIAN COMPUTER NETWORK, INC ......        670
    801,600     oPLATINUM TECHNOLOGY, INC .............     22,645
    152,200     oPOLICY MANAGEMENT SYSTEMS CORP .......     10,587
    113,700     oPROGRESS SOFTWARE CORP ...............      2,459
     27,700     oPROJECT SOFTWARE &
                  DEVELOPMENT, INC ....................        651
    179,900     oPROTEIN DESIGN LABORATORIES, INC .....      7,196

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
                COMPUTER AND DATA PROCESSING
                 SERVICES--(CONTINUED)
     14,800     oPSINET, INC .......................... $       76
    191,100     oQUARTERDECK CORP .....................        311
    220,900     oREMEDY CORP ..........................      4,639
     18,000     oSAPIENT CORP .........................      1,103
     43,200     oSCOPUS TECHNOLOGY, INC ...............        518
    391,700     oSECURITY DYNAMICS
                  TECHNOLOGIES, INC ...................     14,003
    301,000      SHARED MEDICAL SYSTEMS CORP ..........     19,866
     84,044     oSIEBEL SYSTEMS, INC ..................      3,514
     88,536     oSOFTWARE PUBLISHING CORP
                 HOLDINGS, INC ........................         64
    362,233     oSTERLING COMMERCE, INC ...............     13,923
    223,634     oSTERLING SOFTWARE, INC ...............      9,169
     76,900     oSTRUCTURAL DYNAMICS
                  RESEARCH CORP .......................      1,730
  1,068,000     oSUNGARD DATA SYSTEMS, INC ............     33,108
     26,600     oSUNQUEST INFORMATION
                  SYSTEMS, INC ........................        259
    394,100     oSYBASE, INC ..........................      5,246
     45,500     oSYKES ENTERPRISES, INC ...............        887
    382,700     oSYMANTEC CORP ........................      8,395
    225,167     oSYNOPSYS, INC ........................      8,050
    198,064     oSYSTEM SOFTWARE ASSOCIATES, INC ......      1,733
    226,066     oSYSTEMS & COMPUTER
                  TECHNOLOGY CORP .....................     11,219
    117,300     oSYSTEMSOFT CORP ......................        748
    211,800     oTECHNOLOGY SOLUTIONS CO ..............      5,586
     20,300      TRANS COSMOS .........................        358
    343,100     oTRANSACTION SYSTEM
                  ARCHITECTURE ........................     13,038
    287,600     oUSCS INTERNATIONAL, INC ..............      4,889
    255,000     oVANSTAR CORP .........................      2,885
     99,300     oVANTIVE CORP .........................      2,507
    169,318     oVERITAS SOFTWARE CORP ................      8,635
    137,100     oVIASOFT, INC .........................      5,792
    254,900     oVISIO CORP ...........................      9,782
    191,200     oWIND RIVER SYSTEMS, INC ..............      7,588
    252,000     oYAHOO,INC ............................     17,451
    156,400     oZILOG, INC ...........................      2,981
                                                       -----------
                                                         3,007,921
                                                       -----------
                COMPUTER AND OFFICE
                 EQUIPMENT--3.83%
    146,624     oADTRAN, INC ..........................      4,032
    185,900      ANALOGIC CORP ........................      7,064
     22,500     oAPEX PC SOLUTIONS, INC ...............        498
  1,243,500     oAPPLE COMPUTER, INC ..................     16,321
  3,585,850     oASCEND COMMUNICATIONS, INC ...........     87,853
    150,000     oASICS CORP ...........................        102
    168,200     oAUSPEX SYSTEMS, INC ..................      1,682
     58,800     oBANCTEC, INC .........................      1,577
  1,248,638     oBAY NETWORKS, INC ....................     31,918
     28,700     oBELL & HOWELL CO .....................        694
     14,400     oBROADBAND TECHNOLOGIES, INC ..........         59
    615,400     oCABLETRON SYSTEMS, INC ...............      9,231
 10,175,025     oCISCO SYSTEMS, INC ...................    567,258
  6,166,020      COMPAQ COMPUTER CORP .................    347,995
    418,300     oCOMVERSE TECHNOLOGY, INC .............     16,314
    699,637     oCONCORD EFS, INC .....................     17,403
    361,000     oCOPYTELE, INC ........................      1,264
    504,600    xoCRAY COMPUTER CORP ...................          1
    626,100     oDATA GENERAL CORP ....................     10,918

                                                           VALUE
   SHARES                                                  (000)
   ------                                               ----------

  2,426,075     oDELL COMPUTER CORP ................... $  203,790
    102,000     oDIAMOND MULTIMEDIA SYSTEMS, INC ......        905
    318,462      DIEBOLD, INC .........................     16,122
  1,653,300     oDIGITAL EQUIPMENT CORP ...............     61,172
    116,200     oDYNATECH CORP ........................      5,447
  4,061,100     oEMC CORP .............................    111,426
     62,100     oEMULEX CORP ..........................        854
     33,800     oENCAD, INC ...........................        930
    175,094     oESCO ELECTRONICS CORP
                  (TRUST RECEIPTS) ....................      2,955
    133,400     oEVANS & SUTHERLAND COMPUTER CORP .....      3,869
     67,000     oEXABYTE CORP .........................        431
  3,294,000      FUJITSU LTD ..........................     35,468
    278,700     oGATEWAY 2000, INC ....................      9,093
    414,175      GERBER SCIENTIFIC, INC ...............      8,232
  7,537,208      HEWLETT-PACKARD CO ...................    471,076
    214,100     oHMT TECHNOLOGY CORP ..................      2,783
     98,200      HUNT CORP ............................      2,326
     50,810     oIMATION CORP .........................        813
     23,200     oIN FOCUS SYSTEMS, INC ................        705
     77,865     oINTERGRAPH CORP ......................        779
 10,498,300      INTERNATIONAL BUSINESS
                   MACHINES CORP ......................  1,097,728
  1,788,500     oIOMEGA CORP ..........................     22,244
      5,000     oKRONOS, INC ..........................        154
    709,400     oLEXMARK INTERNATIONAL GROUP
                  (CLASS A) ...........................     26,957
    485,188     oLITTON INDUSTRIES, INC ...............     27,898
    321,075     oMICROCHIP TECHNOLOGY, INC ............      9,632
    148,300     oMICRON ELECTRONICS, INC ..............      1,353
     28,500     oMICROS SYSTEMS, INC ..................      1,283
     25,900     oMICROTOUCH SYSTEMS, INC ..............        408
    110,800     oNASHUA CORP ..........................      1,302
    244,750      NATIONAL COMPUTER SYSTEMS, INC .......      8,627
    342,237     oNCR CORP .............................      9,518
    152,700     oNEOMAGIC CORP ........................      1,947
    246,400     oNETWORK APPLIANCE, INC ...............      8,747
    202,500      NIDEC CORP ...........................      8,566
  1,930,896      PITNEY BOWES, INC ....................    173,660
     52,103     oQLOGIC CORP ..........................      1,537
    884,900     oQUANTUM CORP .........................     17,753
     84,623     oRATIONAL SOFTWARE CORP ...............        963
  1,151,500      REYNOLDS & REYNOLDS CO (CLASS A) .....     21,231
    200,600     oSAFEGUARD SCIENTIFICS, INC ...........      6,294
    650,336     oSEAGATE TECHNOLOGY, INC ..............     12,519
    513,800     oSEQUENT COMPUTER SYSTEMS, INC ........     10,276
  1,780,104     oSILICON GRAPHICS, INC ................     22,140
     14,775     oSMITH CORONA WTS 02/28/99 ............         15
  1,014,100     oSOLECTRON CORP .......................     42,149
    356,723     oSTORAGE TECHNOLOGY CORP ..............     22,095
     72,050     oSTRATUS COMPUTER, INC ................      2,724
  3,794,000     oSUN MICROSYSTEMS, INC ................    151,286
     27,200     oTHREE-FIVE SYSTEMS, INC ..............        449
    242,500     oTRICORD SYSTEMS, INC .................        121
    297,600     oTSENG LABORATORIES, INC ..............        409
  2,082,600     oUNISYS CORP ..........................     28,896
     49,100     oVIDEOSERVER, INC .....................        779
     47,800     oVIGLEN TECHNOLOGY PLC ................         31
    380,108     oWANG LABORATORIES, INC ...............      8,410
      6,773     oWANG LABORATORIES, INC WTS 07/02/01 ..         47
    176,400     oWESTERN DIGITAL CORP .................      2,833
    130,900     oXIRCOM, INC ..........................      1,317
                                                       -----------
                                                         3,815,658
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
                CONCRETE, GYPSUM, AND
                 PLASTER PRODUCTS--0.07%
    250,141      AGGREGATE INDUSTRIES PLC .............$       211
      3,573      AKER RGI ASA .........................         58
     47,800      oAKER RGI ASA SERIES A ...............        862
    150,789      CIMENTOS DE PORTUGAL .................      3,956
    196,236     oDRAVO CORP ...........................      2,159
    429,100      FLORIDA ROCK INDUSTRIES, INC .........      9,762
     10,061      HOLDERBANK FINANCIERE
                  GLARUS AG (REGD) ....................      7,372
    128,000      HUME INDUSTRIES BERHAD ...............        134
    394,698      LAFARGE CORP .........................     11,668
     45,600      LONE STAR INDUSTRIES, INC ............      2,423
    123,420      REPUBLIC GROUP, INC ..................      2,021
    190,000      SEMAPA SOC INV E GESTAO-SGPS .........      4,635
     12,450      UNILAND CEMENTERA S.A ................        739
    389,900     oUSG CORP .............................     19,105
                                                       -----------
                                                            65,105
                                                       -----------

                CONCRETE WORK--0.00%
    330,000      PORTLAND HOLDINGS LTD ................        250
                                                       -----------

                CONSTRUCTION AND RELATED
                 MACHINERY--0.32%
    782,350      BAKER HUGHES, INC ....................     34,130
     58,200      CAMCO INTERNATIONAL, INC .............      3,707
      1,300     oCASCADE CORP .........................         22
  3,674,300      CATERPILLAR, INC .....................    178,433
    985,600      DOVER CORP ...........................     35,605
    465,200     oEVI, INC .............................     24,074
    324,620     oGLOBAL INDUSTRIAL
                  TECHNOLOGIES, INC ...................      5,498
    291,200      HARNISCHFEGER INDUSTRIES, INC ........     10,283
    344,900      JLG INDUSTRIES, INC ..................      4,872
     80,000      KCI KONESCRANES INTERNATIONAL ........      2,644
      8,000     oKSB AG ...............................      1,797
     24,800     oKUMAGAI GUMI (HONG KONG) LTD
                  WTS 06/30/98 .........................         2
    177,375      MANITOWOC, INC .......................      5,765
     35,800      OMNIQUIP INTERNATIONAL, INC ..........        714
      4,900     oTEREX CORP ...........................        115
    226,250      TOMRA SYSTEMS AS .....................      5,064
      8,800      VA TECHNOLOGIE AG (BR) ...............      1,334
    215,400     oVARCO INTERNATIONAL, INC .............      4,618
      3,266      ZARDOYA OTIS S.A .....................        380
                                                       -----------
                                                           319,057
                                                       -----------

                COPPER ORES--0.02%
  1,676,573     oBOUGAINVILLE COPPER LTD ..............        513
    777,094      CYPRUS AMAX MINERALS CO ..............     11,948
    372,800      NORANDA, INC .........................      6,408
     79,000      OUTOKUMPU OY SERIES A ................        965
     10,300     oSOUTHERN PERU COPPER CORP ............        138
                                                       -----------
                                                            19,972
                                                       -----------

                CREDIT REPORTING AND
                 COLLECTION--0.28%
      2,700      ACKERMANS & VAN HAAREN ...............        751
    423,079     oACNEILSEN CORP .......................     10,313
    332,740     oAGIV AG ..............................      6,292
      3,160     oARTEMIS S.A ..........................         86
  3,052,998      BTR PLC ..............................      9,369
     42,115     oBTR PLC WTS 11/26/98 .................          1
  2,024,539      COGNIZANT CORP .......................     90,219
      8,300      CORPORACION FINANCIERE ALBA S.A ......        874

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

  3,318,956      CSR LTD ..............................$    11,246
     90,152      DE LA RUE CO PLC .....................        587
  1,503,439      DUN & BRADSTREET CORP ................     46,513
     42,360      GRANDE HOLDINGS LTD ..................         13
      8,472     oGRANDE HOLDINGS WTS 10/15/00 .........          1
     41,435      GROUPE BRUXELLES LAMBERT S.A .........      5,994
      1,155     oGROUPE BRUXELLES LAMBERT S.A.
                  NPV WTS 12/20/98 ....................         30
    459,583      HARRISON & CROSSFIELD PLC ............      1,059
     62,000     oHAW PAR CORP LTD .....................         80
  2,482,400      ITOCHU CORP ..........................      3,914
    249,000      IZUMIYA CO LTD .......................      1,630
     44,550     oSTRAITS STEAMSHIP WTS 12/12/00 .......         10
     35,150      LAGARDERE S.C.A ......................      1,163
    109,220      LAIRD GROUP PLC ......................        797
    801,131      LONRHO PLC ...........................      1,226
  1,364,000      MALAYAN UNITED INDUSTRIES
                  BERHAD ..............................        238
  2,672,900      MARUBENI CORP ........................      4,708
     96,090      METRA CO SERIES B ....................      2,259
  3,483,428      PEARSON PLC ..........................     45,280
    282,700     oPMT SERVICES, INC ....................      3,922
  1,905,900      SIME DARBY BERHAD ....................      1,831
    141,330      SOCIEDAD COMERCIAL DEL PLATA S.A .....        223
 32,360,000     +SOUTH CHINA HOLDINGS LTD .............      7,517
  1,170,000      SUMITOMO CORP ........................      6,569
  1,171,200      SUNGEI WAY HOLDINGS BERHAD ...........        379
  1,213,000      TOKYU CORP ...........................      4,702
    252,300     oUNION CORP ...........................      7,932
  1,533,000      UNITED INDUSTRIAL CORP ...............        600
     27,000     oUNITED INDUSTRIAL CORP
                  WTS 07/05/99 ........................          1
                                                       -----------
                                                           278,329
                                                       -----------
                CRUSHED AND BROKEN
                 STONE--0.05%
    459,307      MARTIN MARIETTA MATERIALS, INC .......     16,793
    300,500      VULCAN MATERIALS CO ..................     30,689
                                                       -----------
                                                            47,482
                                                       -----------

                CUTLERY, HANDTOOLS, AND
                 HARDWARE--0.78%
      2,300     oAMERICAN SAFETY RAZOR CO .............         46
  6,616,772      GILLETTE CO ..........................    664,572
     19,000      KITAGAWA INDUSTRIES CO LTD ...........        132
        700     oSIMPSON MANUFACTURING CO, INC ........         23
    491,800      SNAP-ON, INC .........................     21,455
  1,841,400      STANLEY WORKS CO .....................     86,891
                                                       -----------
                                                           773,119
                                                       -----------

                DAIRY PRODUCTS--0.08%
      1,373      BONGRAIN S.A .........................        580
     36,342      DANONE GROUP .........................      6,494
    308,350      DEAN FOODS CO ........................     18,347
    463,844      DREYERS GRAND ICE CREAM, INC .........     11,190
    120,000      MEIJI MILK PRODUCTS CO LTD ...........        312
    282,775      MICHAEL FOODS, INC ...................      6,893
    113,700      NESTLE MALAYSIA BERHAD ...............        526
    323,125      NUTRICIA NV ..........................      9,802
  1,968,120      PARMALAT FINANZIARIA S.P.A ...........      2,818
    795,000      SNOW BRAND MILK PRODUCTS CO ..........      2,146
    244,850      UNIGATE PLC ..........................      2,423
  2,479,800      UNILEVER LTD .........................     21,279
                                                       -----------
                                                            82,810
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                DEEP SEA DOMESTIC TRANSPORTATION OF
                 FREIGHT--0.00%
    189,400     oHVIDE MARINE, INC (CLASS A) ..........$     4,877
                                                       -----------

                DEEP SEA FOREIGN TRANSPORTATION OF
                 FREIGHT--0.09%
    315,534      ALEXANDER & BALDWIN, INC .............      8,618
     35,200     oBERGESEN D.Y. AS (CLASS B) ...........        821
        354      DAMPSKIBSSELSKABET AF 1912
                  (CLASS B) ...........................     16,337
        327      DAMPSKIBSSELSKABET SVENDBORG
                  (CLASS B) ...........................     21,490
    691,200     oFRONTLINE LTD ........................      2,794
  1,071,000      KAMIGUMI CO LTD ......................      3,180
    933,000     oKAWASAKI KISEN KAISHA LTD ............      1,134
     58,000      KEPPEL FELS LTD ......................        162
     14,000      KONINKLIJKE NEDLLOYD GROEP NV ........        318
     20,400      LEIF HOEGH & CO ......................        415
  1,101,000      MALAYSIAN INTERNATIONAL
                  SHIPPING CO (FR) ....................      1,612
    110,800     oMALAYSIAN INTERNATIONAL
                 SHIPPING CO (LR) .....................        142
  2,503,000     oMITSUI OSK LINES LTD .................      3,484
    139,842     oNCL HOLDINGS AS ......................        501
     41,642     oNCL HOLDINGS AS RTS ..................          0
    199,000      NEPTUNE ORIENT LINES LTD .............         79
    890,800      NIPPON YUSEN KABUSHIKI KAISHA ........      2,453
    110,120      OCEAN GROUP PLC ......................      1,071
    780,200     oOMI, INC .............................      7,168
    387,860      OVERSEAS SHIPHOLDING GROUP, INC ......      8,460
    317,730      PENINSULAR & ORIENTAL
                  STEAM NAVIGATION CO .................      3,654
    323,000      TRANSPORTATION DEVELOPMENT
                  GROUP PLC ...........................      1,090
    16,000      oTRANSPORT MARITIMA MEXICO
                  SERIES L ............................        123
     85,600     oTRICO MARINE SERVICES, INC ...........      2,515
     13,300     oUNITOR AS ............................        162
                                                       -----------
                                                            87,783
                                                       -----------

                DEPARTMENT STORES--1.44%
     10,500     oAMES DEPARTMENT STORES, INC ..........        184
    292,956      ARGOS PLC (P/P) ......................      2,656
    688,501      BOOTS CO LTD .........................     10,003
    229,500    xoCALDOR CORP ..........................         72
     46,550      CARREFOUR SUPERMARCHE S.A ............     24,296
    134,847     oCARSON PIRIE SCOTT & CO ..............      6,759
    216,000      CIFRA S.A. DE CV SERIES C ............        482
  3,479,879      COLES MYER LTD .......................     16,711
    200,000      CORTEFIEL S.A ........................      4,015
    565,000      DAIEI, INC ...........................      2,347
    396,000      DAIMARU, INC .........................        938
  1,587,200      DAVID JONES LTD ......................      1,789
  1,643,345      DAYTON HUDSON CORP ...................    110,926
     77,850      DELHAIZE FRERES NV ...................      3,950
  1,906,500      DILLARDS, INC (CLASS A) ..............     67,204
  3,000,000     oDIXONS GROUP PLC .....................     29,691
    175,000      EL PUERTO DE LIVERPOOL S.A. (NON-VOTE)        260
  1,785,349     oFEDERATED DEPARTMENT STORES, INC .....     76,882
    135,124     oFRED MEYER, INC ......................      4,915
    238,000     oGIORDANO INTERNATIONAL LTD ...........         82
    310,300     oGOTTSCHALKS, INC .....................      2,599
    369,600      GRANDVISION S.A ......................     15,212
    671,457      GREAT UNIVERSAL STORES PLC ...........      8,286
    221,000      HANKYU DEPARTMENT STORES, INC ........      1,232
     52,100      HUDSONS BAY CO .......................      1,160

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    174,000      ISETAN CO ............................$       729
    797,000      ITO-YOKADO CO LTD ....................     40,763
      1,380     oJELMOLI HOLDING AG (BR) ..............      1,192
    329,000      JUSCO CO LTD .........................      4,656
      3,800      KARSTADT AG ..........................      1,298
    704,177      KINGFISHER PLC .......................      9,825
    415,900     oKOHLS CORP ...........................     28,333
  5,388,635      MARKS & SPENCER PLC ..................     53,110
  1,312,000      MARUI CO LTD .........................     20,484
  2,500,417      MAY DEPARTMENT STORES CO .............    131,741
    269,900      MERCANTILE STORES CO, INC ............     16,430
    185,358      METRO AG .............................      6,649
    222,000      MITSUKOSHI LTD .......................        592
    969,800      MYCAL CORP ...........................      8,130
    224,049     oNEIMAN-MARCUS GROUP, INC ............      6,777
  1,986,457      NEXT PLC .............................     22,618
  2,296,917      PENNEY, (J.C.) CO, INC ...............    138,533
     89,600      PICKN PAY STORES LTD .................        131
     16,438      PINAULT-PRINTEMPS-REDOUTE S.A ........      8,774
    456,300     oPROFFITTS, INC .......................     12,976
     20,680      PROMODES S.A .........................      8,583
    162,350      RINASCENTE S.P.A .....................      1,213
      3,250     oRINASCENTE S.P.A. WTS 12/31/99 .......          4
    476,100      ROBINSON DEPARTMENT STORE (FR) .......         10
    704,800      ROSS STORES, INC .....................     25,637
      2,000      ROYAL CO LTD .........................         30
    760,523      SEARS PLC ............................        657
    145,000      SEIYU LTD ............................        459
    164,440      SEVEN-ELEVEN JAPAN CO LTD ............     11,686
    185,100      SHIMACHU CO ..........................      2,918
      4,000     oSTOCKMANN B FREE .....................        250
    146,735     oSTRAWBRIDGE & CLOTHIER ...............        921
    612,000      TAKASHIMAYA CO LTD ...................      3,718
    585,000      UNY CO LTD ...........................      8,054
     14,782      VALORA HOLDINGS AG REGD ..............      3,121
 11,600,576      WAL-MART STORES, INC .................    457,498
                                                       -----------
                                                         1,431,151
                                                       -----------
                DRUG STORES AND PROPRIETARY
                 STORES--0.33%
    531,555      ARBOR DRUGS, INC .....................      9,834
  2,697,379      CVS CORP .............................    172,801
    458,342      LONGS DRUG STORES CORP ...............     14,724
    116,560      MINISTOP CO LTD ......................      3,021
    457,363     oRITE AID CORP ........................     26,841
    149,000     oSYNCOR INTERNATIONAL CORP ............      2,403
      3,443     oVITALINK PHARMACY SERVICES, INC ......         83
  3,100,900      WALGREEN CO ..........................     97,291
                                                       -----------
                                                           326,998
                                                       -----------
                DRUGS--6.84%
  6,221,288      ABBOTT LABORATORIES CO ...............    407,883
    137,917      AKZO NOBEL NV ........................     23,783
    249,300     oALKERMES, INC ........................      4,955
    677,993      ALLEGIANCE CORP ......................     24,026
    744,250      ALLERGAN, INC ........................     24,979
    320,200     oALLIANCE PHARMACEUTICAL CORP .........      2,321
     22,900     oALPHA BETA TECHNOLOGY, INC ...........         59
  5,600,102      AMERICAN HOME PRODUCTS CORP ..........    428,408
     70,000     oAMYLIN PHARMACEUTICALS, INC ..........        381
    102,549     oAQUILA BIOPHARMACEUTICALS, INC .......        429
      2,000     oARRIS PHARMACEUTICAL CORP ............         17
     21,300     oBARR LABORATORIES, INC ...............        727
  1,760,637      BAXTER INTERNATIONAL, INC ............     88,802
  1,259,450      BAYER AG .............................     47,069
     76,900      BEIERSDORF AG ........................      3,336


                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                DRUGS--(CONTINUED)
    427,800     oBIO-TECHNOLOGY GENERAL CORP .......... $    4,599
     34,000     oBIOCHEM PHARMACEUTICALS, INC .........        691
    981,200     oBIOGEN, INC ..........................     35,691
     99,300     oBIOMIRA, INC .........................        215
    295,000     oBIORA AB .............................      3,049
    149,508      BLOCK DRUG, INC (CLASS A) ............      6,466
     79,050     oBOSTON LIFE SCIENCES, INC ............        180
  9,227,480      BRISTOL MYERS SQUIBB CO ..............    873,150
    174,500      CARTER WALLACE, INC ..................      2,945
     82,500      CARTER WALLACE, INC (CLASS B) ........      1,392
    302,567     oCENTOCOR, INC ........................     10,060
  4,409,968     oCHIRON CORP ..........................     74,969
  2,416,417     oCHIROSCIENCE GROUP PLC ...............      8,787
        700     oCOPLEY PHARMACEUTICAL, INC ...........          4
     57,600     oCOR THERAPEUTICS, INC ................      1,296
    718,616     oCOVANCE, INC .........................     14,282
      5,000     oCREATIVE BIOMOLECULES, INC ...........         37
     29,695     oCRESCENDO PHARMACEUTICALS
                  CORP ................................        343
    318,300     oDURA PHARMACEUTICALS, INC ............     14,602
    171,065      ELF SANOFI S.A .......................     19,051
    612,496     oENZON, INC ...........................      3,369
     45,603     oFDM PHARMA ...........................      1,364
    320,100     oFOREST LABORATORIES, INC .............     15,785
      4,000     oFUISZ TECHNOLOGIES LTD ...............         34
        100     oGENENTECH, INC .......................          6
    282,081     oGENSIA SICOR, INC ....................      1,640
    861,700     oGENZYME CORP (GENERAL DIVISION) ......     23,912
     59,077     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ............        406
    345,900     oGILEAD SCIENCES, INC .................     13,231
  7,757,804      GLAXO WELLCOME PLC ...................    183,556
     46,410      HAFSLUND AS SERIES A .................        283
     25,802      HAFSLUND AS SERIES B .................        123
    239,986      ICN PHARMACEUTICALS, INC .............     11,714
    337,600     oIDEXX LABORATORIES, INC ..............      5,381
    277,600     oIMMUCOR, INC .........................      2,394
    452,300     oIMMUNOMEDICS, INC ....................      1,640
    128,700     oINTERNATIONAL SPECIALTY
                  PRODUCTS, INC .......................      1,922
    252,000     oINTERNEURON PHARMACEUTICALS, INC .....      2,394
    644,159     oIVAX CORP ............................      4,348
    293,400      JONES MEDICAL INDUSTRIES, INC ........     11,223
    153,000      KAKEN PHARMACEUTICAL CO LTD ..........        302
    117,490      KISSEI PHARMACEUTICALS CO LTD ........      1,699
     25,000      LABORATORIO CHILE ADR ................        556
      3,500     oLIGAND PHARMACEUTICALS CO
                  (CLASS A) ...........................         45
  8,388,720      LILLY (ELI) & CO .....................    584,065
  5,555,050     +MALLINCKRODT, INC ....................    211,092
    725,944      MARK IV INDUSTRIES, INC ..............     15,880
    577,200    +oMARTEK BIOSCIENCES CORP ..............      4,762
    140,210     #MARTEK BIOSCIENCES CORP
                  WTS 05/18/98 ........................          0
     19,500     oMATRIX PHARMACEUTICALS, INC ..........         67
     83,200      MDS, INC (CLASS B) ...................      1,916
     25,268     oMEDICIS PHARMACEUTICAL CORP
                  (CLASS A) ...........................      1,292
  1,380,681     oMEDPARTNERS, INC .....................     30,893
    113,500      MERCK & CO KGAA ......................      3,693
 10,421,417      MERCK & CO, INC ......................  1,107,276
  1,631,950      MYLAN LABORATORIES, INC ..............     34,169

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     38,900     oNEUROGEN CORP ........................ $      525
    282,872     oNEXSTAR PHARMACEUTICALS, INC .........      3,218
    170,500     oNORTH AMERICAN VACCINE, INC ..........      4,252
     26,300      NOVARTIS AG (BR) .....................     42,824
    111,578      NOVARTIS AG (REGD) ...................    181,297
    140,320      NOVO NORDISK AS (CLASS B) ............     20,083
    181,200     oPAREXEL INTERNATIONAL CORP ...........      6,704
     13,300     oPATHOGENESIS CORP ....................        494
    676,200     oPERRIGO CO ...........................      9,044
 12,606,300      PFIZER, INC ..........................    939,957
    163,412     oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT .........................      2,512
    313,242     oPHARMACEUTICAL RESOURCES, INC ........        470
  4,943,785      PHARMACIA & UPJOHN, INC ..............    181,066
    228,200     oQUINTILES TRANSNATIONAL CORP .........      8,729
    100,000     oRIBOZYME PHARMACEUTICALS, INC ........        800
      8,000      RIKEN VITAMIN CO LTD .................         58
    195,000     oROBERTS PHARMACEUTICAL CORP ..........      1,865
      1,369      ROCHE HOLDINGS AG (BR) ...............     21,118
     12,297      ROCHE HOLDINGS AG (GENUSSCHEINE) .....    122,287
    113,100     oSANGSTAT MEDICAL CORP ................      4,581
    536,500      SANTEN PHARMACEUTICAL CO LTD .........      6,189
    103,270      SCHERING AG ..........................      9,965
  6,231,012      SCHERING-PLOUGH CORP .................    387,102
    398,600     oSEPRACOR, INC ........................     15,969
    470,600     oSEQUUS PHARMACEUTICALS, INC ..........      3,500
     13,000     oSEROLOGICALS CORP ....................        338
 13,082,887      SMITHKLINE BEECHAM/BECKMAN LTD .......    134,649
     83,400     oSOMATOGEN, INC .......................        370
      1,000      TEIKOKU HORMONE MANUFACTURING ........          5
     89,400     oTWINLAB CORP .........................      2,213
    285,600     oVERTEX PHARMACEUTICALS, INC ..........      9,425
     14,700     oVICAL, INC ...........................        176
  1,914,400      WARNER-LAMBERT CO ....................    237,386
  1,061,900     oWATSON PHARMACEUTICALS, INC ..........     34,445
    180,003     oXOMA CORP ............................      1,001
     25,000      ZENECA GROUP PLC ADR .................      2,700
                                                       -----------
                                                         6,808,733
                                                       -----------
                DRUGS, PROPRIETARIES, AND
                 SUNDRIES--0.42%
     71,800     oAMERICAN DRUG CO .....................          6
     71,800     oAMERICAN DRUG CO WTS 08/05/98 ........          2
    251,700     oAMERISOURCE HEALTH CORP
                  (CLASS A) ...........................     14,662
  2,489,900     oAMGEN, INC ...........................    134,766
    636,977      BERGEN BRUNSWIG CORP (CLASS A) .......     26,833
     83,900      BINDLEY WESTERN INDUSTRIES, INC ......      2,590
  2,450,529      CARDINAL HEALTH, INC .................    184,096
    293,523      F.H. FAULDING & CO LTD ...............      1,469
      2,433     oHERBALIFE INTERNATIONAL, INC
                  (CLASS A) ...........................         51
      4,866     oHERBALIFE INTERNATIONAL, INC
                  (CLASS B) ...........................        105
    225,900     oIMMUNEX CORP .........................     12,199
    219,900      MCKESSON CORP ........................     23,790
    138,100     oNBTY, INC ............................      4,609
    445,100     oREXALL SUNDOWN, INC ..................     13,436
     16,000      SAGAMI RUBBER INDUSTRIES CO LTD ......         49
     29,000     oSCHEIN (HENRY), INC ..................      1,015
                                                       -----------
                                                           419,678
                                                       -----------
                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                EATING AND DRINKING PLACES--0.60%
     35,102      ACCOR S.A ............................$     6,529
    452,200      APPLE SOUTH, INC .....................      5,935
    321,692      APPLEBEES INTERNATIONAL, INC .........      5,811
     65,270     oAUTOGRILL S.P.A ......................        349
    140,600     oBOSTON CHICKEN, INC ..................        905
  1,015,293     oBRINKER INTERNATIONAL, INC ...........     16,245
    697,000     oBUFFETS, INC .........................      6,534
    600,908      CKE RESTAURANTS, INC .................     25,313
      2,676     oCLUB MEDITERRANEE S.A ................        189
     22,725     oCONSOLIDATED PRODUCTS, INC ...........        372
    592,725      CRACKER BARREL OLD
                  COUNTRY STORE, INC ..................     19,782
  2,026,900      DARDEN RESTAURANTS, INC ..............     25,336
     15,150     oDAVE & BUSTERS, INC ..................        341
     18,800     oEINSTEIN/NOAH BAGEL CORP .............        105
    493,500     oFOODMAKER, INC .......................      7,433
    202,984      FRISCHS RESTAURANTS, INC .............      2,715
     68,000      FUJITA KANKO, INC ....................        732
    857,283      HONG KONG & SHANGHAI HOTELS LTD ......        708
     26,083     oHONG KONG & SHANGHAI HOTELS LTD
                  WTS 12/10/98 ........................          0
    268,700     oINTERNATIONAL DAIRY QUEEN, INC
                  (CLASS A) ...........................      7,196
    176,200      INTERNATIONAL MULTIFOODS CORP ........      4,989
    289,000     oLANDRYS SEAFOOD
                  RESTAURANTS, INC ....................      6,936
    167,400     oLONE STAR STEAKHOUSE &
                  SALOON, INC .........................      2,930
    311,350      LUBYS CAFETERIA, INC .................      5,468
  4,685,300      MCDONALDS CORP .......................    223,723
    200,000      MIRAMAR HOTEL & INVESTMENT CO LTD ....        338
     78,590      MORRISON HEALTH CARE, INC ............      1,572
     73,868      MORRISON RESTAURANTS, INC ............        189
    310,600     oNPC INTERNATIONAL, INC ...............      3,766
    341,300     oOUTBACK STEAKHOUSE, INC ..............      9,812
     50,000      OVERSEAS UNION ENTERPRISES LTD .......        120
     20,000     oOVERSEAS UNION ENTERPRISES LTD
                  WTS 07/20/98 ........................          0
    288,600     oPAPA JOHNS INTERNATIONAL, INC ........     10,065
    520,226      PICCADILLY CAFETERIAS, INC ...........      6,828
    118,200     oPLANET HOLLYWOOD, INC (CLASS A) ......      1,566
     78,900     oRAINFOREST CAFE, INC .................      2,604
     15,600     oRARE HOSPITALITY
                  INTERNATIONAL, INC ..................        140
    153,636     oRUBY TUESDAY, INC ....................      3,956
    415,350     oRYANS FAMILY STEAK HOUSES, INC .......      3,556
    122,275      SBARRO, INC ..........................      3,217
      3,300     oSCOTTS RESTAURANTS, INC ..............         12
    627,500      SHANGRI-LA ASIA LTD ..................        530
    359,878     oSHONEYS, INC .........................      1,147
    292,300     oSHOWBIZ PIZZA TIME, INC ..............      6,723
    444,524    xoSIZZLER INTERNATIONAL, INC ...........      1,195
    240,350     oSONIC CORP ...........................      6,760
    207,100     oSPAGHETTI WAREHOUSE, INC .............      1,191
    145,400      TCBY ENTERPRISES, INC ................      1,100
     60,700     oTHE CHEESECAKE FACTORY CO ............      1,851
  1,107,000    +oTPI ENTERPRISES, INC .................          3
  1,383,748     oTRICON GLOBAL RESTAURANTS, INC .......     40,215
    318,100     oVICORP RESTAURANTS, INC ..............      5,567
  4,584,769      WENDYS INTERNATIONAL, INC ............    110,321
                                                       -----------
                                                           600,920
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                ELECTRIC DISTRIBUTION
                 EQUIPMENT--0.54%
 13,126,407      CBS CORP .............................$   386,409
  2,341,045      COOPER INDUSTRIES, INC ...............    114,711
      6,100     oEMPRESA FABRIL DE MAQUINAS
                  ELECTRICAS ..........................         47
      8,800     oLITTLEFUSE, INC ......................        219
    422,400     oMAGNETEK, INC ........................      8,237
  2,287,000      NIPPON ELECTRIC CORP (N.E.C.) ........     24,449
    109,800     oOAK INDUSTRIES, INC ..................      3,260
                                                       -----------
                                                           537,332
                                                       -----------
                ELECTRIC LIGHTING AND WIRING
                 EQUIPMENT--0.11%
     34,000     oCHICAGO MINIATURE LAMP, INC ..........      1,148
    380,100     oGENLYTE GROUP, INC ...................      6,747
      3,000     oHOLOPHANE CORP .......................         74
      7,500     oJPM CO ...............................        159
    313,300      JUNO LIGHTING, INC ...................      5,483
     51,900      PHILIPS ELECTRONICS NV (NY REGD) .....      3,140
  1,638,608      THOMAS & BETTS CORP ..................     77,424
    335,870      THOMAS INDUSTRIES, INC ...............      6,633
     11,600      VALMONT INDUSTRIES ...................        226
    457,700      WOODHEAD INDUSTRIES, INC .............      8,582
                                                       -----------
                                                           109,616
                                                       -----------

                ELECTRIC SERVICES--2.42%
  5,400,000     oABOITIZ EQUITY VENTURES, INC .........        171
  1,196,800     oAES CORP .............................     55,801
    821,200      ALLEGHENY ENERGY, INC ................     26,689
  1,059,697      AMERICAN ELECTRIC POWER CO, INC ......     54,707
    365,100      ATLANTIC ENERGY, INC .................      7,736
    383,150      BLACK HILLS CORP .....................     13,506
    274,486      BOSTON EDISON CO .....................     10,396
  1,660,200     oCALENERGY, INC .......................     47,731
     63,800     oCALPINE CORP .........................        949
  1,095,236      CAROLINA POWER & LIGHT CO ............     46,479
  2,171,400      CENTRAL & SOUTH WEST CORP ............     58,764
    425,664      CENTRAL LOUISIANA ELECTRIC, INC ......     13,781
    165,000      CHILECTRA S.A. ADR ...................      4,331
    153,870      CHILGENER S.A. ADR ...................      3,770
  1,647,120      CHINA LIGHT & POWER CO LTD ...........      9,141
  4,268,702      CIA PAULISTA DE FORCA & LUZ ..........        562
    904,298      CINERGY CORP .........................     34,646
  1,117,700      CMS ENERGY CORP ......................     49,249
      7,900      COMMONWEALTH ENERGY SYSTEM CO ........        263
  1,811,600      DOMINION RESOURCES, INC ..............     77,106
    603,250      DPL, INC .............................     17,343
    732,393      DQE, INC .............................     25,725
  1,519,618      DTE ENERGY CO ........................     52,712
  2,192,898      DUKE ENERGY CORP .....................    121,432
    303,500      EASTERN UTILITIES ASSOCIATION CO .....      7,967
    278,050      EDPERBRASCAN CORP (CLASS A) ..........      5,052
    231,614     oEL PASO ELECTRIC CO ..................      1,694
      2,000     oELECTRABEL S.A. STRIP VVPR ...........          1
    617,494     oELECTRICIDADE DE PORTUGAL S.A ........     11,705
 99,777,660      ELECTROBRAS S.A ......................      4,962
      4,500      EMPIRE DISTRICT ELECTRIC CO ..........         88
    494,000      EMPRESA NACIONAL DE
                  ELECTRIDAD S.A. ADR .................      8,738
  2,398,560      ENDESA S.A ...........................     42,568
    192,000      ENERSIS S.A. ADR .....................      5,568
  2,314,504      ENTERGY CORP .........................     69,290
  1,984,997     oFIRSTENERGY CORP .....................     57,565
    767,039      FLORIDA PROGRESS CORP ................     30,106
    807,148      FPL GROUP, INC .......................     47,773

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                ELECTRICAL SERVICES--(CONTINUED)
    275,000      FUJITSU DENSO ........................$     3,024
  1,416,500      GPU, INC .............................     59,670
        385     oGROUPE BRUX LAMBERT NPV
                  STRIP VVPR ..........................          0
    382,491      HAWAIIAN ELECTRIC INDUSTRIES, INC ....     15,634
  5,500,025      HONG KONG ELECTRIC CO LTD ............     20,904
  2,075,825      HOUSTON INDUSTRIES, INC ..............     55,399
    976,200      IDAHO POWER CO .......................     36,730
    771,552      ILLINOVA CORP ........................     20,784
      6,200      INTERSTATE POWER CO ..................        232
  1,387,400      KANSAI ELECTRIC POWER CO, INC ........     23,582
     31,200      KU ENERGY CORP .......................      1,225
    210,000      LIGHT SERVICOS DE ELETRICIDADE S.A ...         87
    685,400      LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP ..........................    16,964
    369,402      MINNESOTA POWER & LIGHT CO ...........     16,092
    976,953      NATIONAL GRID GROUP PLC ..............      4,666
    952,263      NATIONAL POWER PLC ...................      9,440
  2,039,400      NEVADA POWER CO ......................     54,172
    415,343      NEW ENGLAND ELECTRIC SYSTEMS CO ......     17,756
    509,300      NORTHEAST UTILITIES CO ...............      6,016
    823,429      OGE ENERGY CORP ......................     45,031
     17,800      OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG .........      1,885
  3,636,946      PG&E CORP ............................    110,700
  1,337,800      PINNACLE WEST CAPITAL CORP ...........     56,689
    674,000      POTOMAC ELECTRIC POWER CO ............     17,398
  1,488,314      POWERGEN PLC .........................     19,469
  2,277,872      PP&L RESOURCES, INC ..................     54,527
  1,530,131      PUGET SOUND ENERGY, INC ..............     46,191
    843,920      RHEIN-WESTFALEN ELECTRIC
                  AG (STAMM) ..........................     45,291
    780,521      SCOTTISH POWER PLC ...................      6,890
     20,188      SEVILLANA DE ELECTRICIDAD S.A ........        189
    214,146      SHUN TAK ENTERPRISES CORP LTD ........         57
      9,700      SIG CORP, INC ........................        285
  4,993,962      SOUTHERN CO ..........................    129,219
    282,851      SOUTHERN ELECTRIC PLC ................      2,262
    912,452      TECO ENERGY, INC .....................     25,663
  1,896,000      TENAGA NASIONAL BERHAD ...............      4,043
  2,860,202      TEXAS UTILITIES CO ...................    118,877
     28,100      TNP ENTERPRISES, INC .................        934
    783,300      TOHOKU ELECTRIC POWER CO, INC ........     11,928
  2,070,374      TOKYO ELECTRIC POWER CO, INC .........     37,897
    231,550      TOKYO ELECTRON CO LTD ................      7,444
    121,190      TRACTEBEL NV .........................     10,565
      6,138     oTRACTEBEL NV PUT WTS 11/15/99 ........         16
    219,400      TRANSALTA CORP .......................      3,457
    403,720     oTUCSON ELECTRIC POWER CO .............      7,317
     16,024      UGI CORP .............................        470
  2,824,370      UNICOM CORP ..........................     86,849
    278,300      UNION ELECTRICA FENOSA S.A ...........      2,666
    206,400      UNITED ILLUMINATING CO ...............      9,482
  1,204,830      VEBA AG ..............................     82,082
     71,846      VIAG AG ..............................     38,718
    902,981      WISCONSIN ENERGY CORP ................     25,961
    298,400      WPS RESOURCES CORP ...................     10,090
                                                       -----------
                                                         2,408,986
                                                       -----------
                ELECTRICAL GOODS--0.13%
     15,200     oACT MANUFACTURING, INC ...............        215
    121,000      AIPHONE CO LTD .......................        763
    285,000      ANRITSU CORP .........................      2,192
    793,464     oARROW ELECTRONICS, INC ...............     25,738
     45,900     oAVID TECHNOLOGIES, INC ...............      1,228

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    253,200      AVNET, INC ...........................$    16,711
    331,623     oBELL INDUSTRIES, INC .................      4,560
    251,000     oCELLSTAR CORP ........................      4,989
    241,800      GRAINGER, INC ........................     23,500
    278,700     oHSN, INC .............................     14,353
     39,500     oHUGHES SUPPLY, INC ...................      1,380
    389,600     oKENT ELECTRONICS CORP ................      9,789
     45,800     oMARSHALL INDUSTRIES, INC .............      1,374
    429,800     oOAK TECHNOLOGY, INC ..................      2,794
     36,000      PIONEER-STANDARD ELECTRONICS, INC ....        549
    316,169     oQUALCOMM, INC ........................     15,967
     67,397      REUNERT LTD ..........................        109
    100,000      SANSO ELECTRIC CO LTD ................        392
    264,600      WINDMERE-DURABLE HOLDINGS, INC .......      5,970
                                                       -----------
                                                           132,573
                                                       -----------

                ELECTRICAL INDUSTRIAL
                 APPARATUS--1.00%
  8,038,530      ABB AB SERIES A ......................     95,231
     58,000      ABB AB SERIES B ......................        683
  5,440,000      ACMA LTD .............................      3,745
    250,990      ALCATEL ALSTHOM CIE GEN ..............     31,916
    118,000      ALPS ELECTRIC CO LTD .................      1,116
     29,000      ALVIS PLC ............................         77
    584,000      AMADA CO LTD .........................      2,178
    886,200     oAMERICAN POWER CONVERSION CORP .......     20,936
    245,400      AMETEK, INC ..........................      6,626
     50,000      ASAHI OPTICAL CO LTD .................         87
    349,433      BALDOR ELECTRIC CO ...................      7,578
    174,135      BICC LTD .............................        493
  1,394,000      CANON, INC ...........................     32,593
    488,000      CASIO COMPUTER CO LTD ................      3,513
      1,000      CATENA CORP ..........................          3
    611,000      CITIZEN WATCH CO LTD .................      4,112
     66,000      DAI NIPPON SCREEN
                  MANUFACTURING CO LTD ................        305
    265,053      ELECTROCOMPONENTS PLC ................      1,971
  2,925,370      EMERSON ELECTRIC CO ..................    165,101
  2,084,100      ERICSSON TELEFON (LM) AB SERIES B ....     78,404
  2,176,000      FUJIKURA LTD .........................     14,460
     83,000      HIROSE ELECTRIC CO LTD ...............      4,258
  4,389,230      HITACHI LTD ..........................     31,395
    369,000      HOYA CORP ............................     11,636
     28,000      JEOL LTD .............................         89
    969,000      KANDENKO CO LTD ......................      4,963
     32,000      KODENSHA CO LTD ......................        130
    127,000      KYUNDENKO CO LTD .....................        644
     21,685      LE CARBONE LORRAINE ..................      6,777
    399,666      LEADER UNIVERSAL HOLDINGS BERHAD .....        123
     49,300      LEGRAND S.A ..........................      9,826
  1,489,200      LEX SERVICE GROUP LTD ................     11,431
    155,000      MABUCHI MOTOR CO LTD .................      7,904
  2,690,000      MITSUBISHI ELECTRIC CORP .............      6,910
    384,000      MURATA MANUFACTURING CO LTD ..........      9,687
    455,000      NGK INSULATORS LTD ...................      4,059
    274,000      NIKON CORP ...........................      2,718
         78     oNISSEN CO LTD ........................          0
     13,258      OCE NV ...............................      1,445
    485,000      OLYMPUS OPTICAL CO LTD ...............      3,361
    321,000      OMRON CORP ...........................      5,036
     22,200      OXFORD INSTRUMENTS GROUP PLC .........        106
    238,900      PACIFIC SCIENTIFIC CO ................      5,734
  3,288,002      PHILIPS ELECTRONICS NV ...............    197,218

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------
                ELECTRICAL INDUSTRIAL
                 APPARUTUS--(CONTINUED)
    750,923      RICOH CO LTD .........................$     9,356
    321,000      ROHM CO ..............................     32,835
     73,500      SGL CARBON AG ........................      9,483
  1,200,010      SIEMENS AG ...........................     71,076
    152,700      STEWART & STEVENSON SERVICES, INC ....      3,894
  2,190,500      SUMITOMO ELECTRIC INDUSTRIES CO ......     29,988
    132,000      TDK CORP .............................      9,990
     65,400     oTECH-SYM CORP ........................      1,664
    446,780     oTHERMO ELECTRON CORP .................     19,882
     17,300     oTUBOS DE ACERO DE MEXICO S.A .........        362
     67,200     oUCAR INTERNATIONAL, INC ..............      2,684
    210,500     oVICOR CORP ...........................      5,710
    130,100     oZOLTEK COS, INC ......................      3,627
                                                       -----------
                                                           997,129
                                                       -----------
                ELECTRICAL WORK--0.00%
    152,400     oMEMC ELECTRONIC MATERIALS, INC .......      2,324
                                                       -----------

                ELECTRONIC COMPONENTS AND
                 ACCESSORIES--2.31%
     60,500     oACTEL CORP ...........................        764
  2,574,900     oADAPTEC, INC .........................     95,593
     27,500     oADE CORP .............................        481
     49,500     oADVANCED ENERGY INDUSTRIES, INC ......        739
    438,250     oADVANCED MICRO DEVICES, INC ..........      7,861
    152,590      ADVANTEST CORP .......................      8,684
      6,000      AISIN SEIKI CO LTD ...................         62
     32,800     oALLIANCE SEMICONDUCTOR CORP ..........        150
  2,280,500     oALTERA CORP ..........................     75,542
  1,254,582      AMP, INC .............................     52,692
     36,400     oANADIGICS, INC .......................      1,097
    890,766     oANALOG DEVICES, INC ..................     24,663
  1,386,000     oAPPLIED INTERNATIONAL
                  HOLDINGS LTD ........................         54
     88,000      ASTEC LTD ............................        154
    553,100     oATMEL CORP ...........................     10,267
      2,000     oATMI, INC ............................         49
    175,400      AVX CORP .............................      3,234
     13,376      BARCO INDUSTRIES NV ..................      2,455
      9,900     oBENCHMARK ELECTRONICS, INC ...........        221
     17,400     oBERG ELECTRICS CORP ..................        396
    140,000     oBLACK BOX CORP .......................      4,953
    197,200      BMC INDUSTRIES, INC ..................      3,180
    413,167      BOWTHORPE HOLDINGS PLC ...............      2,560
    218,500     oCHIPS & TECHNOLOGIES, INC ............      3,155
    114,240     oCOHERENT, INC ........................      4,013
    224,749     oCOMPUTER PRODUCTS, INC ...............      5,085
    671,756      CTS CORP .............................     21,454
    344,000     oCYPRESS SEMICONDUCTOR CORP ...........      2,924
    418,700      DALLAS SEMICONDUCTOR CORP ............     17,062
    477,620     oDII GROUP, INC .......................     13,015
     37,600     #ELEC & ELTEK INTERNATIONAL CO LTD ....        172
     10,600     oELTRON INTERNATIONAL, INC ............        321
    100,400     oESS TECHNOLOGY .......................        762
    174,100     oESTERLINE CORP .......................      6,268
    186,300     oEXAR CORP ............................      3,074
     20,700     oFEI CO ...............................        257
    565,595      FKI PLC ..............................      1,787
  3,461,977      GENERAL ELECTRIC CO
                  (UNITED KINGDOM) ....................     22,728
    257,700     oGENERAL SEMICONDUCTOR, INC ...........      2,980
     85,900     oHADCO CORP ...........................      3,887

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    169,580      HARMAN INTERNATIONAL
                  INDUSTRIES, INC ..................... $    7,197
    539,500     oINTEGRATED DEVICE
                  TECHNOLOGY, INC .....................      5,092
 15,168,002      INTEL CORP ...........................  1,065,552
    289,200     oINTERNATIONAL RECTIFIER CORP .........      3,416
    242,492     oJABIL CIRCUIT, INC ...................      9,639
    539,000     oKEMET CORP ...........................     10,443
    211,150     oLATTICE SEMICONDUCTOR CORP ...........     10,003
    306,100     oLEVEL ONE COMMUNICATIONS, INC ........      8,647
    670,000      LINEAR TECHNOLOGY CO .................     38,609
    358,100     oLSI LOGIC CORP .......................      7,072
  2,829,000     oMAXIM INTEGRATED PRODUCTS ............     97,601
    415,550      METHODE ELECTRONICS, INC
                  (CLASS A) ...........................      6,753
     79,200     oMICREL, INC ..........................      2,218
    584,600     oMICRON TECHNOLOGY, INC ...............     15,200
    300,000      MIMASU SEMICONDUCTOR INDUSTRY ........      4,199
    201,707      MOLEX, INC ...........................      6,480
    415,952      MOLEX, INC (CLASS A) .................     11,959
     97,400     oMRV COMMUNICATIONS, INC ..............      2,325
  2,085,798     oNATIONAL SEMICONDUCTOR CORP ..........     54,100
        900      NIHON DEMPA KOGYO CO LTD .............          7
     65,700     oOBJECTIVE SYSTEMS
                  INTEGRATORS, INC ....................        550
     78,800     oPLEXUS CORP ..........................      1,172
    150,600     oPMC-SIERRA, INC ......................      4,669
    472,400     oQMS, INC .............................      1,211
    172,228      RACAL ELECTRONICS PLC ................        751
     24,600     oRADISYS CORP .........................        916
     21,800     oRAMBUS, INC ..........................        997
    119,700     oREAD RITE CORP .......................      1,885
      7,500     oREMEC, INC ...........................        169
    140,000     oROGERS CORP ..........................      5,723
    241,300     oS3, INC ..............................      1,207
     45,900     oSANDISK CORP .........................        932
    236,707     oSANMINA CORP .........................     16,037
     95,500     oSAWTEK, INC ..........................      2,519
    617,300     oSCI SYSTEMS, INC .....................     26,891
      5,200     oSDL, INC .............................         75
     44,700     oSEMTECH CORP .........................      1,749
    130,016     oSGS-THOMSON MICROELECTRONICS NV ......      8,050
    349,000     oSILICON VALLEY GROUP, INC ............      7,896
      2,900     oSILICONIX, INC .......................        125
    237,720     oSILICONWARE PRECISION INDUSTRIES .....      3,049
     78,300     oSIPEX CORP ...........................      2,369
    314,400     oSMART MODULAR TECHNOLOGIES, INC ......      7,231
     44,300     oSPEEDFAM INTERNATIONAL, INC ..........      1,174
     47,100     oSTANDARD MICROSYSTEMS CORP ...........        409
     23,900     oSUPERTEX, INC ........................        260
    286,000     oSUWA INTERNATIONAL HOLDINGS LTD ......         11
     57,200     oSUWA INTERNATIONAL HOLDINGS
                  WTS 10/15/99 ........................          0
     30,000      TECHNITROL, INC ......................        900
  2,806,386      TELECOM ITALIA RISP ..................     12,390
  3,145,000     oTELLABS, INC .........................    166,292
  3,697,600      TEXAS INSTRUMENTS, INC ...............    166,392
    145,000      TOWA CORP ............................      3,022
     40,700     oTRIDENT MICROSYSTEMS, INC ............        369
      1,000     oTRIQUINT SEMICONDUCTOR, INC ..........         20
    365,534     oUNITRODE CORP ........................      7,859
  3,403,000      VENTURE MANUFACTURING
                  (SINGAPORE) LTD .....................      9,492
    581,904     oVISHAY INTERTECHNOLOGY, INC ..........     13,747


                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                ELECTRICAL COMPONENTS AND
                 ACCESSORIES--(CONTINUED)
    101,900     oVISX, INC ............................ $    2,255
    426,150     oVITESSE SEMICONDUCTOR CORP ...........     16,087
    249,900     oVLSI TECHNOLOGY, INC .................      5,904
    527,600     oXILINX, INC ..........................     18,499
    468,000      YOKOGAWA ELECTRIC CORP ...............      2,901
                                                       -----------
                                                         2,295,463
                                                       -----------
                ENGINEERING AND ARCHITECTURAL
                 SERVICES--0.01%
     12,974     oFLUOR DANIEL GTI, INC ................        123
    152,400     oJACOBS ENGINEERING GROUP, INC ........      3,867
      3,000     oNICHOLS RESEARCH CORP ................         75
     31,600      OYO CORP .............................        457
    182,100      SALIENT 3 COMMUNICATIONS (CLASS A) ...      2,253
     99,800      STONE & WEBSTER, INC .................      4,678
     11,400     oTETRA TECH, INC ......................        228
    262,400     oWESTON (ROY F.), INC (CLASS A) .......      1,066
                                                       -----------
                                                            12,747
                                                       -----------
                ENGINES AND TURBINES--0.10%
     12,000      BOMBARDIER, INC (CLASS A) ............        247
    457,652      BOMBARDIER, INC (CLASS B) ............      9,402
  1,319,700      BRUNSWICK CORP .......................     40,003
    309,400      CUMMINS ENGINE CO, INC ...............     18,274
     76,400     oDETROIT DIESEL CORP ..................      1,815
    796,220      DRESSER INDUSTRIES, INC ..............     33,391
    635,800      THAI ENGINE MANUFACTURING ............      1,056
                                                       -----------
                                                           104,188
                                                       -----------

                FABRICATED RUBBER PRODUCTS,
                 NEC--0.04%
    356,000      CARLISLE COS, INC ....................     15,219
     78,700     oFOAMEX INTERNATIONAL, INC ............        856
    444,235      GENCORP, INC .........................     11,106
    911,000      GOLDEN HOPE PLANTATIONS BERHAD .......      1,053
     73,943      STANDARD PRODUCTS CO .................      1,895
    178,000      WEST CO, INC .........................      5,296
                                                       -----------
                                                            35,425
                                                       -----------

                FABRICATED STRUCTURAL METAL
                 PRODUCTS--0.04%
     60,100      BUTLER MANUFACTURING CO ..............      1,938
     55,300     oGRIFFON CORP .........................        809
    123,600      INTERNATIONAL ALUMINUM CORP ..........      3,863
    300,050     oMILLER INDUSTRIES, INC ...............      3,226
    290,000      MIURA KOGYO ..........................      2,966
     26,400     oNCI BUILDING SYSTEMS, INC ............        937
    122,000      TRANSPRO, INC ........................      1,098
    599,000      TRINITY INDUSTRIES, INC ..............     26,730
    109,400      UNITED DOMINION INDUSTRIES LTD .......      2,752
                                                       -----------
                                                            44,319
                                                       -----------
                FAMILY CLOTHING STORES--0.13%
      2,900     oBUCKLE, INC ..........................         99
     11,700     oGADZOOKS, INC ........................        246
  3,277,850      GAP, INC .............................    116,159
    138,795      NORDSTROM, INC .......................      8,380
      3,800     oSAKS HOLDINGS, INC ...................         79
     15,300     oSTAGE STORES, INC ....................        572
    170,700     oSTEIN MART, INC ......................      4,566
                                                       -----------
                                                           130,101
                                                       -----------

                FARM AND GARDEN MACHINERY--0.19%
    279,900      AGCO CORP ............................      8,187
      4,300      ALLIED PRODUCTS CORP .................        103
    408,300      CASE CORP ............................     24,677

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

  2,277,073      DEERE & CO ...........................$   132,782
    113,650     oDEUTZ AG .............................        834
        900     oLINDSAY MANUFACTURING CO .............         39
    236,000      POKPHAND (C.P.) CO LTD ...............         37
  3,134,444      TOMKINS PLC ..........................     14,647
    175,850      TORO CO ..............................      7,496
                                                       -----------
                                                           188,802
                                                       -----------
                FARM-PRODUCT RAW MATERIALS--0.03%
    598,850      DIMON, INC ...........................     15,720
    234,561     oSTANDARD COMMERCIAL CORP .............      3,885
    361,700      UNIVERSAL CORP .......................     14,875
                                                       -----------
                                                            34,480
                                                       -----------
                FATS AND OILS--0.00%
      1,000      AARHUS OLIEFABRIK AS (CLASS A) .......         45
      1,700      AARHUS OLIEFABRIK AS (CLASS B) .......         76
      5,500      KOIPE S.A ............................        386
        625     oPPB OIL PALMS BERHAD .................          0
                                                       -----------
                                                               507
                                                       -----------
                FEDERAL AND FEDERALLY-SPONSORED
                 CREDIT AGENCIES--1.00%
 10,091,300      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .........................    575,835
  6,489,800      FREDDIE MAC ..........................    272,166
  1,070,850      SLM HOLDING CORP .....................    148,982
                                                       -----------
                                                           996,983
                                                       -----------
                FERROALLOY ORES, EXCEPT
                 VANADIUM--0.01%
    206,031      ERAMET ...............................      7,808
                                                       -----------
                FIELD CROPS, EXCEPT CASH
                 GRAINS--0.00%
    235,000      HIPPO VALLEY ESTATES LTD .............        115
                                                       -----------
                FINANCE SERVICES--0.02%
     53,348     oALMANIJ NV ...........................      2,693
  2,250,000      FIRST PACIFIC CO LTD .................      1,089
     85,000     oLOCAL FINANCIAL CORP .................        988
 17,000,000      REGENT PACIFIC GROUP LTD .............      5,266
     32,600     oSHOKOH FUND & CO .....................      9,979
                                                       -----------
                                                            20,015
                                                       -----------
                FIRE, MARINE, AND CASUALTY
                 INSURANCE--1.43%
      3,600     oACCEPTANCE INSURANCE COS, INC ........         87
      9,300      AGF UNION-FENIX ......................        103
     17,100     oALFA CORP ............................        295
    472,520      ALLIANZ AG (REGD) ....................    122,460
    317,000      ALLIED GROUP, INC ....................      9,074
  5,059,953      ALLSTATE CORP ........................    459,823
    406,508      AMERICAN FINANCIAL GROUP, INC ........     16,387
    349,852      ARGONAUT GROUP, INC ..................     11,851
     29,441      ASR VERZEKERINGSGROEP NV .............      1,602
    134,800      AYUDHYA INSURANCE CO LTD (FR) ........        560
         30     oBERKSHIRE HATHAWAY, INC (CLASS A) ....      1,380
      2,300      CHARTWELL RE CORP ....................         78
     19,950      CHIYODA FIRE & MARINE
                  INSURANCE CO LTD .....................        60
     77,720      COLONIA KONZERN AG (REGD) ............      7,434
     16,300      COMMERCE GROUP, INC ..................        532
    400,172      COMMERICAL UNION
                  ASSURANCE CO LTD .....................     5,913
     16,556      CORPORACION MAPFRE S.A ...............        439
    234,000      DAI-TOKYO FIRE & MARINE INSURANCE ....        806
      8,700      ERIE INDEMNITY CO (CLASS A) ..........        257
    128,578      FAI INSURANCES LTD ...................         45

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                FIRE, MARINE, AND CASUALTY
                 INSURANCE--(CONTINUED)
    378,100     oFOREMOST CORP OF AMERICA ............. $   26,372
     81,400      FRONTIER INSURANCE GROUP, INC ........      1,862
      4,900      GAINSCO, INC .........................         42
      5,428      GEFION FINANCE CORP ..................        102
     14,352     oGROUPE DES ASSURANCES NATIONALE ......        351
    453,254      GUARDIAN ROYAL EXCHANGE
                  ASSURANCE PLC .......................      2,424
      3,000     xHAFNIA HOLDINGS AS (REGD) (CLASS A) ..          0
      2,490     xHAFNIA HOLDINGS AS (REGD) (CLASS B) ..          0
     44,800      HARLEYSVILLE GROUP, INC ..............      1,075
  1,279,936      HARTFORD FINANCIAL SERVICES
                  GROUP, INC ............................  119,754
    120,600      HCC INSURANCE HOLDINGS, INC ..........      2,563
    311,600      HORACE MANN EDUCATORS CORP ...........      8,861
    187,400      HSB GROUP, INC .......................     10,342
     21,000     oIDRIS HYDRAULIC BERHAD ...............          3
     10,000      IFIL FINANZIARIA DI PARTECIPAZIONI ...         36
  1,787,147      ING GROEP NV .........................     75,284
 11,766,660      INSTITUTO NAZIONALE DELLE
                  ASSICURAZION ........................     23,876
     50,000      KOA FIRE & MARINE INSURANCE CO LTD ...        188
      6,800      MEADOWBROOK INSURANCE GROUP ..........        177
     43,300      MERCURY GENERAL CORP .................      2,392
     28,500      MILANO ASSICURAZIONI .................         97
      7,125      MILANO ASSICURAZIONI DI RISP .........         13
    722,050      MITSUI TAISHO MARINE & FIRE CO LTD ...      3,698
        364     oMUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD)
                  (P/P) WTS 03/13/98 ..................        213
    286,300      NAC RE CORP ..........................     13,975
    659,000      NICHIDO FIRE & MARINE INSURANCE
                  CO LTD ..............................      3,446
    496,000      NIPPON FIRE & MARINE INSURANCE
                  CO LTD ..............................      1,865
    396,600      NISSAN FIRE & MARINE INSURANCE .......      1,211
      4,000     oPHILADELPHIA CONSOLIDATED
                  HOLDINGS CORP .......................         71
     11,200     oPOHJOLA INSURANCE CO LTD
                  SERIES B ............................        415
     38,900     oPREVIDENTE (LA) ......................        305
    281,050      PROGRESSIVE CORP .....................     33,691
      3,300     oPXRE CORP ............................        110
  1,383,055      QBE INSURANCE GROUP LTD ..............      6,225
    640,959      RAS S.P.A ............................      6,294
      3,500      RLI CORP .............................        174
  3,992,045      ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC ...........................     40,068
  1,354,100      SAFECO CORP ..........................     66,012
     86,890      SAI S.P.A ............................        969
     24,485      SCHWEIZERISCHE RUCKVERSICHERUNG
                  (REGD) ..............................     45,861
  1,735,540      ST. PAUL COS, INC ....................    142,423
    532,300     oUNI-STOREBRAND AS SERIES A ...........      3,754
  1,830,028      SUMITOMO MARINE & FIRE
                  INSURANCE CO ........................      9,712
    700,500      TIG HOLDINGS, INC ....................     23,248
      4,000      TITAN HOLDINGS, INC ..................         87
  3,605,000      TOKIO MARINE & FIRE INSURANCE
                  CO LTD ..............................     41,035
     38,500      TRANSATLANTIC HOLDINGS, INC ..........      2,753
    897,400      USF&G CORP ...........................     19,799
     95,300      VESTA INSURANCE GROUP, INC ...........      5,658
     70,622      ZURICH INSURANCE CO (REGD) ...........     33,699
                                                       -----------
                                                         1,421,771
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                FLAT GLASS--0.12%
  1,130,000      ASAHI GLASS CO LTD ...................$     5,388
  1,638,000      NIPPON SHEET GLASS CO LTD ............      2,293
  1,999,400      PPG INDUSTRIES, INC ..................    114,216
                                                       -----------
                                                           121,897
                                                       -----------

                FOOTWEAR EXCEPT, RUBBER--0.03%
    299,490     oFOOTSTAR, INC ........................      8,049
    151,400      JUSTIN INDUSTRIES, INC ...............      2,063
    432,300     oNINE WEST GROUP, INC .................     11,213
    659,500      STRIDE RITE CORP .....................      7,914
     32,600     oTIMBERLAND CO ........................      1,893
                                                       -----------
                                                            31,132
                                                       -----------

                FOREIGN BANKS, BRANCHES AND
                 AGENCIES--0.22%
    450,000     oBANCA POPOLARE DI BRESCIA ............      4,203
     32,440     oBANCO AMBROSIANO VENETO RISP
                  BD RTS ..............................          4
     32,440     oBANCO AMBROSIANO VENETO RISP
                  NCV RTS .............................         41
    421,770     oBANCO AMBROSIANO VENETO RTS ..........      1,796
    429,940     oBANCO AMBROSIANO VENETO S.P.A ........        840
    421,770     oBANCO AMRBOSIANO VENETO BDS RTS ......        267
 10,000,000      BANCO BRADESCO S.A ...................         99
  8,998,047    #oBANCO BRADESCO S.A., PFD RTS .........         32
    427,551    #oBANCO BRADESCO S.A. RTS ..............          2
     90,600     oBANCO COMERCIAL PORTUGUES
                  S.A. (REGD) .........................      1,855
     52,800     oBANCO ESPIRITO SANTO E COMERCIAL .....      1,573
     60,800      BANCO LATINO AMERICANO DE
                  EXPORTACIONES S.A. (CLASS E) ........      2,516
     36,300      BANCO TOTTA & ACORES S.A. (REGD) .....        714
     40,680      BANK AUSTRIA AG ......................      2,058
    392,300      BANK OF MONTREAL .....................     17,366
    359,972      BANK OF NOVA SCOTIA ..................     16,941
  8,662,830      BANK OF TOKYO MITSUBISHI LTD .........    119,926
     47,100     oBPI-SGPS S.A. (REGD) .................      1,146
    702,259      CANADIAN IMPERIAL BANK OF
                  COMMERCE ............................     21,886
    374,900     oCHRISTIANIA BANK OG KREDITKASSE ......      1,515
    364,000      COMMONWEALTH BANK OF
                  AUSTRALIA LTD .......................      4,174
  1,500,000      DAO HENG BANK GROUP LTD ..............      3,746
     10,032     oDRESDNER BANK WTS 04/30/02 ...........        179
    200,000     oGRUPO FINANCIERO SERFIN (CLASS L) ....        189
    269,300      NATIONAL BANK OF CANADA ..............      4,441
    857,000     oNORDBANKEN HOLDING AB ................      4,850
  5,389,333      PT MODERN BANK (FR) ..................        221
    320,070    #oPUBLIC BANK BERHAD (FR) RTS ..........         16
     38,933    #oPUBLIC BANK BERHAD (LR) RTS ..........          2
     19,500     oRHB SAKURA MERCHANT
                 BANKERS BERHAD .......................          7
    394,448      ST. GEORGE BANK LTD ..................      2,237
                                                       -----------
                                                           214,842
                                                       -----------

                FOREST PRODUCTS--0.01%
      8,700     oCORTICEIRA AMORIM S.A ................        104
    886,400      HIGHLANDS & LOWLANDS BERHAD ..........        906
  3,196,800      KUALA LUMPUR KEPONG BERHAD ...........      6,858
                                                       -----------
                                                             7,868
                                                       -----------

                FORESTRY SERVICES--0.00%
  2,902,217      FLETCHER CHALLENGE LTD
                  (FORESTS DIVISION) ..................      2,410
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                FREIGHT TRANSPORTATION
                 ARRANGEMENT--0.02%
    214,800      AIRBORNE FREIGHT CORP ................$    13,344
     28,139     oBCR PARTICIPATIONS C.V.G. 05/19/99
                  (GUARANTEE CERT) ....................          4
     72,400      BERGESEN AS SERIES A .................      1,709
    105,850      CIRCLE INTERNATIONAL GROUP, INC ......      2,428
        600     oDANZAS HOLDINGS AG (REGD) ............        118
    111,900      EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ..........................      4,308
     57,900     oFRITZ COS, INC .......................        807
      6,100     oKITTY HAWK, INC ......................        117
      1,000     oLAURITZEN J. HOLDINGS (CLASS B) ......         84
     44,300      TRENCOR LTD ..........................        182
                                                       -----------
                                                            23,101
                                                       -----------
                FUNERAL SERVICE AND
                 CREMATORIES--0.08%
    139,100     oEQUITY CORP INTERNATIONAL ............      3,217
     98,000      LOEWEN GROUP, INC ....................      2,520
  1,382,300      SERVICE CORP INTERNATIONAL ...........     51,059
    534,300      STEWART ENTERPRISES, INC (CLASS A) ...     24,912
                                                       -----------
                                                            81,708
                                                       -----------
                FURNITURE AND
                 HOME FURNISHINGS--0.00%
     60,500     oEKCO GROUP, INC ......................        469
    100,000      INDUSTRIE NATUZZI S.P.A. ADR .........      2,063
                                                       -----------
                                                             2,532
                                                       -----------
                FURNITURE AND HOME FURNISHINGS
                 STORES--0.06%
    502,500     oBED BATH & BEYOND, INC ...............     19,346
    517,412     oBOMBAY, INC ..........................      2,393
  3,000,000      COURTS (SINGAPORE) LTD ...............        890
    166,200      ETHAN ALLEN INTERIORS, INC ...........      6,409
     25,000     oGARDEN RIDGE CORP ....................        356
    337,387      HEILIG MEYERS CO .....................      4,049
      1,890     oHOUSE OF FABRICS, INC ................          4
     58,295      JD GROUP LTD .........................        356
    118,400     oLECHTERS, INC ........................        599
      6,200     oLINENS N THINGS, INC .................        270
    724,191      PIER 1 IMPORTS, INC ..................     16,385
    283,375     oWILLIAMS-SONOMA, INC .................     11,866
                                                       -----------
                                                            62,923
                                                       -----------
                GAS PRODUCTION AND
                 DISTRIBUTION--0.46%
    407,400      AGL RESOURCES, INC ...................      8,326
      1,500     oAQUILA GAS PIPELINE CORP .............         19
    328,578      ATMOS ENERGY CORP ....................      9,939
     12,000      BAY STATE GAS CO .....................        446
    100,000      CMS ENERGY CORP (CLASS G) ............      2,713
    774,437      COASTAL CORP .........................     47,967
     10,700      CONNECTICUT ENERGY CORP ..............        322
     11,700      CTG RESOURCES, INC ...................        305
    250,802      EL PASO NATURAL GAS CO ...............     16,678
      7,800      ENERGEN CORP .........................        310
    408,875      EQUITABLE RESOURCES, INC .............     14,464
    215,464      GAS NATURAL SDG S.A ..................     11,168
  7,498,441      HONG KONG & CHINA GAS CO LTD .........     14,516
    636,741      HYDER PLC ............................     10,121
  1,835,897      IBERDROLA S.A ........................     24,151
     31,400      INDIANA ENERGY, INC ..................      1,034
     83,128      IPL ENERGY, INC ......................      3,741
     67,080      IPL ENERGY, INC (U.S.) ...............      3,065
    524,440      ITALGAS S.P.A ........................      2,167
    172,000      IWATANI & CO LTD .....................        306

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    510,750      KEYSPAN ENERGY CORP ..................$    18,802
     14,200      KN ENERGY, INC .......................        767
     11,000      LACLEDE GAS CO .......................        309
    617,276      MCN ENERGY GROUP, INC ................     24,923
     17,600      MDU RESOURCES GROUP, INC .............        557
    815,600      NATIONAL FUEL GAS CO .................     39,710
    816,000      NGC CORP .............................     14,280
    410,640      NICOR, INC ...........................     17,324
     80,700      NORTHWEST NATURAL GAS CO .............      2,502
    267,000      NOVA CORP ............................      2,537
    333,900      NOVA CORP (U.S.) .....................      3,193
     24,900      NUI CORP .............................        714
    177,171      ONEOK, INC ...........................      7,153
  2,287,000      OSAKA GAS CO LTD .....................      5,242
      1,800     oPENNSYLVANIA ENTERPRISES, INC ........         45
    462,115      PEOPLES ENERGY CORP ..................     18,196
     23,683      PIEDMONT NATURAL GAS CO, INC .........        851
     10,890      PRIMAGAZ .............................        911
    315,556     oPRIMARK CORP .........................     12,839
      1,300     oPUBLIC SERVICE CO OF NORTH CAROLINA ..         30
    296,000      SONAT, INC ...........................     13,542
     21,000      SOUTH JERSEY INDUSTRIES, INC .........        637
     16,700      SOUTHWEST GAS CORP ...................        312
    248,594      TAYLOR WOODROW PLC ...................        730
  2,361,000      TOKYO GAS CO LTD .....................      5,375
    250,581      TRANS CANADA PIPELINES LTD ...........      5,586
     15,176      TRANS CANADA PIPELINES LTD (U.S.) ....        340
    422,010      UNITED UTILITIES PLC .................      5,451
    569,600      WASHINGTON GAS LIGHT CO ..............     17,622
    133,744      WESTCOAST ENERGY, INC ................      3,084
     75,100      WESTERN GAS RESOURCES, INC ...........      1,662
  1,690,194      WILLIAMS COS, INC ....................     47,959
    605,300     +YANKEE ENERGY SYSTEMS, INC ...........     16,154
                                                       -----------
                                                           461,097
                                                       -----------
                GENERAL INDUSTRIAL
                 MACHINERY--1.14%
      4,391      ABB AG (REGD) ........................      1,111
     63,946      ABB ASEA BROWN BOVERI LTD (BR) .......     80,448
     36,000      AIDA ENGINEERING LTD .................        119
    284,010      ATLAS COPCO AB SERIES A FREE .........      8,483
     63,170      ATLAS COPCO AB SERIES B FREE .........      1,883
  3,341,524      AUSTRALIAN NATIONAL
                  INDUSTRIES LTD ......................      3,070
  3,487,670      BBA GROUP PLC ........................     23,414
      3,200      BEKAERT S.A ..........................      1,904
    244,000     oCHIYODA CORP .........................        263
     73,000      COBHAM GROUP PLC .....................      1,005
  2,258,700     oCOLTEC INDUSTRIES, INC ...............     52,374
      4,000      COLUMBUS MCKINNON CORP ...............         97
      8,854      CONSTRUCCIONES Y AUXILIAR DE
                  FERROCARRILES S.A. ..................        326
    324,880      CONTINENTAL AG .......................      7,173
    190,650     oCUNO, INC ............................      2,907
     76,000      DAIFUKU CO LTD .......................        371
    213,000      DAIKIN INDUSTRIES LTD ................        806
     28,000      DANIELI & CO .........................        193
    109,374      DELTA PLC ............................        473
    249,400      DONALDSON CO, INC ....................     11,239
      4,700      DT INDUSTRIES, INC ...................        160
    228,000      EBARA CORP ...........................      2,420
      8,800     oEST ASIATIQUE ........................         80
    381,820      FANUC LTD ............................     14,507
    362,000      FEDERAL-MOGUL CORP ...................     14,661
     18,000     oFIGGIE INTERNATIONAL, INC (CLASS A). .        236
      1,030      FISCHER (GEORGE) LTD (BR) ............      1,412


                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                GENERAL INDUSTRIAL
                MACHINERY--(CONTINUED)
         28      FISCHER (GEORGE) LTD (REGD) ..........$         7
    519,972      FLOWSERVE CORP .......................     14,527
     25,700      FLS INDUSTRIES AS (CLASS B) ..........        613
      1,050     oFRIEDRICH GROHE AG ...................        255
      2,000      FUJI TEC CO LTD ......................         11
  3,265,100     +GENERAL SIGNAL CORP ..................    137,746
    199,177      GKN PLC ..............................      4,087
    364,025      GRACO, INC ...........................     13,583
    160,700      HELIX TECHNOLOGY CORP ................      3,134
    613,000      HITACHI ZOSEN CORP ...................        985
    113,000      IDEX CORP ............................      3,941
      2,043      INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG .........................        481
  1,797,600      INGERSOLL-RAND CO ....................     72,803
    451,900      KAYDON CORP ..........................     14,743
    439,900      KEPPEL CORP ..........................      1,264
         30      KEYENCE CORP .........................          4
  1,531,000      KOMATSU LTD ..........................      7,713
      1,800     oKONE CORP SERIES B ...................        218
      5,000      KORN-OG FODERSTOF KOMPAGNIET AS ......        139
    246,000      KOYO SEIKO CO LTD ....................        988
  1,514,000      KUBOTA CORP ..........................      4,006
     64,000      KURITA WATER INDUSTRIES LTD ..........        655
     25,335      KVAERNER INDUSTRIER AS SERIES A ......      1,292
    181,900      KYOCERA CORP .........................      8,282
     12,893      LINDE AG .............................      7,873
    324,000      MAKINO MILLING MACHINE CO LTD ........      2,056
  2,518,000      MINEBEA CO LTD .......................     27,112
  4,440,000      MITSUBISHI HEAVY INDUSTRIES LTD ......     18,577
    247,000      MORI SEIKI CO LTD ....................      2,565
    423,000     oNIIGATA ENGINEERING CO LTD ...........        185
      5,000      NIKKO CO LTD .........................         10
     59,000      NIPPON SHARYO LTD ....................        165
      9,000     oNN BALL & ROLLER, INC ................         80
    151,172      NORDSON CORP .........................      6,935
    721,000      NSK LTD ..............................      1,802
    469,000      NTN TOYO BEARING CO LTD ..............      1,089
     53,000      OKUMA CORP ...........................        189
    610,826      PALL CORP ............................     12,636
    217,166     oPRICER AB SERIES B ...................      4,023
    378,300      ROPER INDUSTRIES, INC ................     10,687
     97,000      SANDEN CORP ..........................        418
         58      SCHINDLER HOLDINGS LTD (PT CERT) .....         61
      1,280      SCHINDLER HOLDINGS LTD (REGD) ........      1,377
     87,000      SEMBAWANG CORP .......................        186
     61,692      SIDEL S.A ............................      4,092
      1,282      SOPHUS BERENDSEN AS (CLASS A) ........        212
     15,463      SOPHUS BERENDSEN AS (CLASS B) ........      2,552
     27,811      STORK NV .............................        960
      3,565      SULZER WINTERTHUR AG (REGD) ..........      2,263
  1,145,000      SUMITOMO HEAVY INDUSTRIES LTD ........      3,514
    586,400      SUNDSTRAND CORP ......................     29,540
     20,000      SVENSKA KULLAGERFABRIKEN
                 AB SERIES A FREE .....................        401
     49,900      SVENSKA KULLAGERFABRIKEN
                 AB SERIES B ..........................      1,063
    415,333      T & N PLC ............................      1,736
     45,000      TAIYO YUDEN CO LTD ...................        313
    106,000      TAKUMA CO LTD ........................        734
    581,000      TECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ...................        343
    223,502      TI GROUP PLC .........................      1,714

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    811,759      TIMKEN CO ............................$    27,904
    176,000      TOYO ENGINEERING CO ..................        127
     99,000      TOYO EXTERIOR CORP ...................        651
     61,000      TOYO KANETSU .........................         35
    409,900      TOYODA AUTOMATIC LOOM WORKS LTD ......      7,566
     57,580      TRELLEBORG AB SERIES B FREE ..........        726
     99,000      TSUBAKIMOTO CHAIN CO .................        358
     32,000     oTSUGAMI CORP .........................         27
  9,427,184      TYCO INTERNATIONAL LTD ...............    424,812
    210,000      UMW HOLDINGS BERHAD ..................        159
    183,800      VALMET OY SERIES A ...................      2,538
    190,736      VICKERS PLC ..........................        744
    104,000     oVT HOLDING AS (CLASS B) ..............      3,797
        550      YOKOHAMA RUBBER CO LTD ...............          1
                                                       -----------
                                                         1,139,520
                                                       -----------

                GLASS AND GLASSWARE, PRESSED
                 OR BLOWN--0.14%
  1,186,764      CORNING, INC .........................     44,059
     47,931     oDUPONT PHOTOMASKS, INC ...............      1,672
    142,053      LANCASTER COLONY CORP ................      8,008
    121,100      LIBBEY, INC ..........................      4,587
    546,600      OWENS CORNING CO .....................     18,653
  1,146,400     oOWENS ILLINOIS, INC ..................     43,492
    271,000      SHIBUYA KOGYO ........................      1,438
    311,100     oSOLA INTERNATIONAL, INC ..............     10,111
    132,000      VIDRALA S.A ..........................      5,898
     43,000      VITRO S.A ............................        189
    423,300      VITRO S.A. ADR .......................      5,530
                                                       -----------
                                                           143,637
                                                       -----------

                GOLD AND SILVER ORES--0.18%
      4,000      AGNICO EAGLE MINES LTD ...............         21
    664,601     oAMAX GOLD, INC .......................      1,537
    590,479      BARRICK GOLD CORP ....................     10,996
     60,000      BARRICK GOLD CORP (U.S.) .............      1,118
  1,094,750      BATTLE MOUNTAIN GOLD CO ..............      6,432
     25,500      BEATRIX MINES LTD ....................         88
     70,000      CAMBIOR, INC .........................        413
     38,700     oCOEUR DALENE MINES CORP ..............        348
     35,000     oDOMINION MINING LTD ..................          9
     17,500     oDOMINION MINING LTD WTS 12/31/98 .....          0
     45,000      ECHO BAY MINES LTD ...................        113
      4,600     oECHO BAY MINES LTD (U.S.) ............         11
  1,441,500     oEUOR-NEVADA MINING CORP ..............     19,491
    739,200      FRANCO-NEVADA MINING CORP LTD ........     14,514
    655,228      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) .................     10,033
  1,638,464      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS B) .................     25,806
     12,000      FREESTATE CONSOLIDATED
                  GOLDMINES LTD .......................         55
    218,935     oGETCHELL GOLD CORP ...................      5,254
    102,000     oGOLDEN KNIGHT RESOURCES, INC .........        241
      6,222      GOLDFIELDS LTD .......................          5
    653,315      GREAT CENTRAL MINES LTD ..............        702
    174,000      HJ JOEL GOLD MINING LTD ..............         86
    986,050      HOMESTAKE MINING CO ..................      8,751
     93,900      NEWMONT GOLD CO ......................      2,799
  2,108,670      NEWMONT MINING CORP ..................     61,942
  3,245,909      NORMANDY MINING LTD ..................      3,151
     13,000     oPEGASUS GOLD, INC ....................          8
    233,800      PLACER DOME, INC .....................      2,941
        548      PLACER DOME, INC (U.S.) ..............          7

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                GOLD AND SILVER ORES--(CONTINUED)
    230,000     oRAYROCK YELLOWKNIFE
                  RESOURCES, INC ......................$       836
      4,700      SOUTHVAAL HOLDINGS LTD ...............         72
    702,054     oSUNSHINE MINING & REFINING CO ........        702
      1,977     oSUNSHINE MINING & REFINING CO
                  WTS 03/03/99 ........................          0
     50,300      TECK CORP LTD (CLASS B) ..............        757
                                                       -----------
                                                           179,239
                                                       -----------

                GRAIN MILL PRODUCTS--0.71%
  5,885,462      ARCHER DANIELS MIDLAND CO ............    127,641
  1,620,400      CPC INTERNATIONAL, INC ...............    175,003
    312,000     oEMPAQUES PONDEROSA S.A. SERIES B .....        269
     24,680      ERIDANIA BEGHIN-SAY S.A ..............      3,860
  1,414,054      GENERAL MILLS, INC ...................    101,282
     10,188      GLAVERBEL S.A ........................      1,595
         58     oGLAVERBEL STRIP NPV (VVPR) ...........          0
    272,000      GRUPO INDUSTRIAL MASECA SERIES B .....        271
  9,055,000      IOI CORP .............................      2,931
  1,052,600      KELLOGG CO ...........................     52,235
     12,000      MIZUNO CORP ..........................         36
    153,938      MOLINOS RIO DE LA PLATA S.A. (CLASS B)        370
    396,000      NITTO DENKO CORP .....................      6,853
    110,900      PENFORD CORP .........................      3,882
    336,750      PERLIS PLANTATIONS BERHAD ............        476
     96,000      PRESTIGE PROPERTY HOLDINGS LTD .......         13
    905,132      QUAKER OATS CO .......................     47,746
    542,743     oRALCORP HOLDINGS, INC ................      9,193
  1,747,891      RALSTON PURINA CO ....................    162,445
      1,000      TONEN CORP ...........................          5
    336,900      TOYO SEIKAN KAISHA LTD ...............      4,819
    442,000      UBE INDUSTRIES LTD ...................        564
     48,000      VIDR SMARINA S.A .....................         91
     52,820      VISCOFAN S.A .........................      1,326
                                                       -----------
                                                           702,906
                                                       -----------

                GREETING CARDS--0.04%
    872,600      AMERICAN GREETINGS CORP (CLASS A) ....     34,140
    160,600     oGIBSON GREETINGS, INC ................      3,513
                                                       -----------
                                                            37,653
                                                       -----------

                GROCERIES AND RELATED
                 PRODUCTS--0.19%
    311,164      EARTHGRAINS CO .......................     14,625
    360,048      FLEMING COS, INC .....................      4,838
  1,013,175      FLOWERS INDUSTRIES, INC ..............     20,833
     18,200      FOODCORP LTD .........................         93
    916,000     oGENERAL NUTRITION COS, INC ...........     31,144
     66,000      HUTECH NORIN CO LTD ..................        507
    209,848     oJP FOODSERVICE, INC ..................      7,751
      1,700      LOBLAW COS LTD .......................         31
    208,100      NASH FINCH CO ........................      3,954
     67,200      OSHAWA GROUP LTD (CLASS A) ...........      1,174
     20,400     oPERFORMANCE FOOD GROUP CO ............        485
    150,974     oPROVIGO, INC .........................        918
  4,105,000     oPT WICAKSANA OVERSEAS
                  INTERNATIONAL (LR) ..................        149
    508,200      RICHFOOD HOLDINGS, INC ...............     14,357
      2,700      SMART & FINAL, INC ...................         49
    137,450     oSUIZA FOODS CORP .....................      8,187
    698,200      SUPERVALU, INC .......................     29,237
  1,105,100      SYSCO CORP ...........................     50,351
     17,200     oUNITED NATURAL FOODS, INC ............        447
                                                       -----------
                                                           189,130
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
                GROCERY STORES--0.54%
  1,329,900      ALBERTSONS, INC ......................$    63,004
  4,175,932      AMERICAN STORES CO ...................     85,868
      4,878     oBRUNOS, INC ..........................         10
    739,544     oCIFRA SA DE CV (SERIES V) ............      1,825
    155,000     oCIRCLE K JAPAN CO LTD ................      7,451
     86,800      CULTOR OY SERIES 2 ...................      4,702
     46,700     oEL AGUILA S.A ........................        183
  1,099,050      FOOD LION, INC (CLASS A) .............      9,273
  1,839,950      FOOD LION, INC (CLASS B) .............     15,180
    273,500      GIANT FOOD, INC (CLASS A) ............      9,214
    106,800      GREAT ATLANTIC & PACIFIC
                  TEA CO, INC .........................      3,171
    346,600      HANNAFORD BROTHERS, INC ..............     15,055
  2,634,208     oKROGER CO ............................     97,301
      5,000      MARUETSU, INC ........................         13
    262,400      MEIKLES AFRICA LTD ...................        236
     45,200      PICKN PAY STORES LTD SERIES N ........         61
     33,826     oQUALITY FOOD CENTERS, INC ............      2,266
    673,970      SAFEWAY PLC ..........................      3,826
  2,461,943     oSAFEWAY, INC .........................    155,718
  1,607,390      SAINSBURY (J) PLC ....................     13,475
    130,000     oSANTA ISABEL S.A. (SPONSORED ADR) ....      2,275
  1,310,700     oSOUTHLAND CORP .......................      2,785
     60,000     oSUPERMERCADOS UNIMARC S.A ............
                  (SPONSORED ADR) ......................       739
  1,321,615      TESCO PLC ............................     10,655
    150,200      WEIS MARKETS, INC ....................      5,257
    121,900     oWHOLE FOODS MARKET, INC ..............      6,232
    357,632      WINN DIXIE STORES, INC ...............     15,624
        320      YOSHINOYA D&C CO LTD .................      2,929
                                                       -----------
                                                           534,328
                                                       -----------
                GUIDED MISSILES, SPACE VEHICLES
                 AND PARTS--0.26%
  1,690,931      LOCKHEED MARTIN CORP .................    166,557
    383,100     oORBITAL SCIENCES CORP ................     11,397
  1,444,400      TRW, INC .............................     77,095
                                                       -----------
                                                           255,049
                                                       -----------
                HANDBAGS AND PERSONAL
                 LEATHER GOODS--0.00%
     47,000      GUCCI GROUP NV ADR ...................      1,968
                                                       -----------

                 HARDWARE, PLUMBING AND HEATING
                 EQUIPMENT--0.01%
      6,500     oBARNETT, INC .........................        143
    330,500      FASTENAL CO ..........................     12,642
      9,100     oWILMAR INDUSTRIES, INC ...............        217
                                                       -----------
                                                            13,002
                                                       -----------

                HEALTH AND ALLIED SERVICES,
                 NEC--0.22%
    203,300     oACCESS HEALTH, INC ...................      5,972
     63,800     oAMERICAN HOMEPATIENT, INC ............      1,499
     34,500     oAMERICAN ONCOLOGY RESOURCES, INC .....        552
     89,000     oBUCKEYE TECHNOLOGIES, INC ............      4,116
    163,900     oCOASTAL PHYSICIAN GROUP, INC .........        133
     12,200     oEXPRESS SCRIPTS, INC .................        732
  3,021,181     oHEALTHSOUTH CORP .....................     83,838
    218,300     oLINCARE HOLDINGS, INC ................     12,443
      3,100     oMEDIQ, INC ...........................         34
    299,800     oMID ATLANTIC MEDICAL SERVICES, INC ...      3,822
    747,000     oNOVACARE, INC ........................      9,758
    809,800      OMNICARE, INC ........................     25,104
    536,034     oPHARMERICA, INC ......................      5,561
     28,900     oPRIME MEDICAL SERVICES, INC ..........        399

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                HEALTH AND ALLIED SERVICES,
                 NEC--(CONTINUED)
     25,700     oRENAL CARE GROUP, INC ................ $      822
    359,700     oRENAL TREATMENT CENTERS, INC .........     12,994
    291,784     oRESPONSE ONCOLOGY, INC ...............      2,444
  1,060,494      UNITED HEALTHCARE CORP ...............     52,693
                                                       -----------
                                                           222,916
                                                       -----------

                HEAVY CONSTRUCTION, EXCEPT
                 HIGHWAY--0.09%
    176,700    xoATKINSON (G.F.) CO OF CALIFORNIA .....        243
    213,753      AUTOPISTAS CONCESIONARIA
                  ESPANOLA S.A ........................      2,868
     24,400      BILFINGER & BERGER AG ................        757
  3,467,169      BORAL LTD ............................      8,766
      5,800      BOUYGUES S.A .........................        658
  1,298,000      CHICHIBU ONODA CEMENT CORP ...........      2,396
      1,698      COLAS S.A ............................        244
  9,000,000     oDMCI HOLDINGS, INC ...................        271
     55,686      DRAGADOS Y CONSTRUCCIONES S.A ........      1,186
    235,200      EMPRESAS ICA SOCIEDAD
                  CONTROLADORA S.A. ...................        635
      8,800     oENGIL-SGPS ...........................         86
    425,200      FLUOR CORP ...........................     15,892
    617,000     oGLOBAL INDUSTRIES LTD ................     10,489
     23,657     oGROUPE GTM ...........................      1,593
    359,710     oIMPREGILO S.P.A ......................        275
    207,000      JGC CONSTRUCTION CORP ................        438
    555,000      KINDEN CORP ..........................      5,933
  1,410,000      KUMAGAI GUMI CO LTD ..................        770
    214,000      KUMAGAI GUMI CO (HONG KONG) LTD ......        163
     40,000      MAEDA ROAD CONSTRUCTION CO LTD .......        160
    154,200     oMATRIX SERVICE CO ....................      1,417
      1,000      MATSUO BRIDGE CO LTD .................          1
  2,312,532      PIONEER INTERNATIONAL LTD ............      6,314
    355,112      SCHNEIDER S.A ........................     19,290
  1,405,000      SHIMIZU CORP .........................      3,263
      8,100     oSINGAPORE TECHNOLOGIES
                  INDUSTRIAL CORP .....................          8
      7,300     oSOCIEDADE DE CONSTRUCOES
                  SOARES DA COS .......................         51
      8,700     oSOMAGUE-SGPS S.A .....................         91
        900     oSTRABAG BAU AG .......................         63
    265,500      TIME ENGINEERING BERHAD ..............         68
     66,000      TOMOE ENGINEERING CO LTD .............        305
                                                       -----------
                                                            84,694
                                                       -----------
                HIGHWAY AND STREET
                 CONSTRUCTION--0.01%
     42,000      GOLDEN PLUS HOLDINGS BERHAD ..........          9
    248,500      GRANITE CONSTRUCTION, INC ............      5,716
     43,200      HOCHTIEF AG ..........................      1,706
    446,000     oSATO KOGYO ...........................        278
                                                       -----------
                                                             7,709
                                                       -----------

                HOLDING OFFICES--0.56%
      5,300     oAACHENER & MUNCHENER BETEIL (BR) .....        575
     39,400      AACHENER & MUNCHENER BETEIL (REGD) ...      4,306
    599,300      AMBAC FINANCIAL GROUP, INC ...........     27,568
     20,960      ANGLO AMERICAN INDUSTRIAL CORP .......        507
     67,235      ANGLO AMERICAN PLATINUM CORP LTD .....        898
     20,600      ANGLOVAAL HOLDINGS LTD ...............        258
    194,170      ASTRA CIA AREGENTINA S.A. SERIES B ...        340
     62,774      BARLOW LTD ...........................        533
      5,600      BOHLER-UDDEHOLM AG (BR) ..............        328
 14,811,635      BRIERLEY INVESTMENTS LTD .............     10,579
    259,541      BURNS PHILP & CO LTD .................         41
    208,062     oCEMEX S.A. (CLASS A) (REGD) ..........        942

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     98,750     oCEMEX S.A. (CLASS B) ................. $      524
    159,120     oCEMEX S.A. DE CV-CPO .................        721
      2,520      CETELEM S.A ..........................        343
    268,666      COMMERCE ASSET HOLDINGS
                  BERHAD ..............................        128
    855,000      COMPASS GROUP PLC ....................     10,467
    327,456      CREDIT SUISSE GROUP (REGD) ...........     50,737
          1     #CRESTARAN INTERNATIONAL
                  INVESTMENT BV .......................          0
    296,800      DBS LAND LTD .........................        454
    111,400      DE BEERS CENTENARY AG (UNITS) ........      2,266
    782,845      DELTA CORP ...........................        530
     91,000      DESC SOCIEDAD DE FOMENTO
                 INDUSTRIAL S.A. DE CV SERIES B .......        862
     10,000      DIAMOND LEASE CO LTD .................         54
     28,400      DOUGLAS HOLDINGS AG ..................        858
      4,200      EA-GENERALI AG .......................      1,102
      1,157      EURAFRANCE S.A .......................        471
    895,800      EVEREST REINSURANCE HOLDINGS, INC ....     36,952
      1,030      FORBO HOLDINGS AG (REGD) .............        422
    213,150      FORT WAYNE NATIONAL CORP .............      9,805
      1,050      FUJI DENKI REIKI CO LTD ..............          3
     17,000      GENCOR LTD ...........................         28
    732,000     oGRUPO FINANCIERO BANCOMER S.A.
                  SERIES B ............................        470
    176,551      GRUPO INDUSTRIAL ALFA S.A.
                  SERIES A ............................      1,198
    592,701      HANSON PLC ...........................      2,658
    559,777      HIBERNIA CORP (CLASS A) ..............     10,531
  7,649,400      HUTCHINSON WHAMPOA LTD ...............     47,978
     76,000      INCHAPE MOTORS .......................        117
  1,648,055      KAO CORP .............................     23,829
     61,600      KESKO CO .............................        975
     25,769      KREDIETBANK NV .......................     10,815
     46,087      LAING (JOHN) (CLASS A) ...............        245
    654,969      LEND LEASE CORP LTD ..................     12,803
     31,500      LION LAND BERHAD .....................          5
    497,550      MEDIOBANCA S.P.A .....................      3,912
    163,320      MEPC PLC .............................      1,369
    183,660      MUENCHENER RUECKVER AG (REGD) ........     69,252
    116,418      MURRAY & ROBERTS HOLDINGS LTD ........        176
     97,000      NAMPAK LTD ...........................        291
     76,979      NEDCOR LTD ...........................      1,708
    258,400      NICHIEI CO LTD (KYOTO) ...............     27,624
    341,000      ORIENT CORP ..........................        553
     58,240      ORIENTAL HOLDINGS ....................         71
     74,900      PEPKOR LTD ...........................        385
    534,324      NOBLEZA-PICCARDO SDAD INDUSTRIAL
                 COMERCIAL Y FINANCIERA ...............      3,816
     39,600      PERNOD-RICARD S.A ....................      2,330
    186,600      POWER CORP OF CANADA .................      6,676
    276,735      PREMIER GROUP HOLDINGS LTD ...........        301
    213,700      PROMISE CO LTD .......................     11,899
    260,725      PROVIDENT FINANCIAL PLC ..............      3,419
    156,700      REMBRANDT GROUP LTD ..................      1,143
     34,803      RIT CAPITAL PARTNERS PLC .............        162
     23,300      ROYALE BELGE VIE ACCIDENTS ...........      6,635
    167,500      SAFMARINE & RENNIES HOLDINGS LTD .....        306
    997,196      SANKYO CO LTD ........................     22,625
     94,100     oSEACOR SMIT, INC .....................      5,670
      7,700      SEFIMEG S.A ..........................        384
    460,200      SIGMA ALDRICH CORP ...................     18,293
     11,744      SIMCO (REGD) .........................        791
    453,932      ST JAMES PLACE CAPITAL PLC ...........      1,262
    330,195      STELUX HOLDINGS INTERNATIONAL LTD ....         26
     66,039     oSTELUX HOLDINGS INTERNATIONAL
                  WTS 02/28/98 ........................          0

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                HOLDING OFFICES--(CONTINUED)
  1,505,441      TELEFONICA DE ARGENTINA S.A.
                  (CLASS B) ........................... $    5,647
  1,208,688      TENNECO, INC .........................     47,743
     46,700      TIGER OATS LTD .......................        645
     34,100      TOHO CO LTD ..........................      3,645
     25,025      TONGAAT HULETT GROUP LTD .............        319
    468,800      UST CORP .............................     13,009
     46,897      VALUE REAL'N TRUST ...................         79
    162,367      WOLTERS KLUWER NV ....................     20,976
                                                       -----------
                                                           558,368
                                                       -----------

                HOME HEALTH CARE SERVICES--0.01%
    390,500     oAPRIA HEALTHCARE GROUP, INC ..........      5,247
     30,012     oCORAM HEALTHCARE CORP ................        101
    333,900     oMATRIA HEALTHCARE, INC ...............      1,878
     50,000     oMAXICARE HEALTH PLANS, INC ...........        544
                                                       -----------
                                                             7,770
                                                       -----------
                HORTICULTURAL SPECIALTIES--0.05%
    436,600      PIONEER-HI-BRED INTERNATIONAL, INC ...     46,825
                                                       -----------

                HOSE, BELTING, GASKETS AND
                 PACKING--0.00%
      3,100      WYNNS INTERNATIONAL, INC .............         99
                                                       -----------
                HOSPITALS--0.36%
  4,915,599      COLUMBIA/HCA HEALTHCARE CORP .........    145,625
  1,806,800     oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) ...........................     45,622
  1,313,332     oHUMANA, INC ..........................     27,252
     13,000     oPARACELSUS HEALTHCARE CORP ...........         44
    136,200     oPEDIATRIX MEDICAL GROUP, INC .........      5,823
  3,431,262     oTENET HEALTHCARE CORP ................    113,661
    376,300     oUNIVERSAL HEALTH SERVICES, INC .......     18,956
    193,088     oVENCOR, INC ..........................      4,719
                                                       -----------
                                                           361,702
                                                       -----------

                HOTELS AND MOTELS--0.52%
    303,200     oAVATEX CORP ..........................        569
    334,400     oAZTAR CORP ...........................      2,090
      1,650      BAZAR DE LHOTEL DE VILLE .............        163
     43,000      BERJAYA LAND BERHAD ..................         26
     16,900     oBRISTOL HOTEL CO .....................        491
     40,300     oCAPSTAR HOTEL CO .....................      1,383
     51,250     oCASINO AMERICA, INC ..................        125
    206,300     oCASINO MAGIC CORP ....................        239
  6,976,671     oCENDANT CORP .........................    239,823
    533,650     oCHOICE HOTELS INTERNATIONAL, INC .....      8,538
  2,060,151     oCROWN LTD ............................        913
    749,145     oCROWN LTD RTS ........................         63
    513,100     oEXTENDED STAY AMERICA, INC ...........      6,382
     70,000     oFABER GROUP BERHAD ...................          9
    236,500      GENTING BERHAD .......................        592
     19,100      GENTING INTERNATIONAL PLC ............          2
    258,900     oGRAND CASINOS, INC ...................      3,528
    162,000      HARBOUR CENTRE DEVELOPMENT LTD .......        142
  1,107,600     oHARRAHS ENTERTAINMENT, INC ...........     20,906
  1,087,400      HILTON HOTELS CORP ...................     32,350
  1,876,600     oHOST MARRIOTT CORP ...................     36,828
    226,380     oHOST MARRIOTT SERVICES CORP ..........      3,367
      4,600     oINTERSTATE HOTELS CO .................        161
    818,550      LA QUINTA INNS, INC ..................     15,808
    190,000      LANDMARKS HOLDINGS BERHAD ............         28
      6,700     oMARCUS CORP ..........................        124
    576,200      MARRIOTT INTERNATIONAL, INC ..........     39,902
    376,100     oMGM GRAND, INC .......................     13,563
    128,700     oPRIMADONNA RESORTS, INC ..............      2,148
    592,000     oPRIME HOSPITALITY CORP ...............     12,062

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    974,568     oPROMUS HOTEL CORP .................... $   40,932
    567,488      RANK GROUP PLC .......................      3,165
     54,600     oRED ROOF INNS, INC ...................        836
  1,598,000      REGAL HOTELS INTERNATIONAL LTD .......        303
    542,100      RESORTS WORLD BERHAD .................        912
    317,300     oRIO HOTEL & CASINO, INC ..............      6,663
      2,703      SHANGRI-LA HOTELS BERHAD .............          1
     25,100      SHOWBOAT, INC ........................        737
    303,000     oSIGNATURE RESORTS, INC ...............      6,628
    150,000      SOL MELIA S.A ........................      6,003
    165,800     oSTATION CASINOS, INC .................      1,689
      3,800     oSUBURBAN LODGES AMERICA, INC .........         51
    526,000      SUN INTERNATIONAL SOUTH AFRICA .......        216
    177,883     oSUNBURST HOSPITALITY CORP ............      1,757
    209,400     oTRUMP HOTEL & CASINO RESORT, INC .....      1,400
     24,400     oVAIL RESORTS, INC ....................        633
      8,200     oVISTANA, INC .........................        189
     60,175     oWHG RESORTS & CASINO, INC ............      1,339
  1,654,666      ZIMBABWE SUN LTD .....................        260
                                                       -----------
                                                           516,039
                                                       -----------
                HOUSEHOLD APPLIANCE STORES--0.05%
    571,600      AUSTRALIA GAS LIGHT CO ...............      3,985
  1,037,400      SUNBEAM CORP .........................     43,700
                                                       -----------
                                                            47,685
                                                       -----------

                HOUSEHOLD APPLIANCES--2.48%
    154,534      ELECTROLUX AB SERIES B ...............     10,731
  1,713,178      EMAIL LTD ............................      4,045
    943,067      FISHER & PAYKEL INDUSTRIES LTD .......      3,012
 32,674,744      GENERAL ELECTRIC CO ..................  2,397,509
    636,003      MAYTAG CO ............................     23,731
     29,400      NATIONAL PRESTO INDUSTRIES, INC ......      1,163
    657,000      TAKARA STANDARD CO ...................      3,234
    503,800      WHIRLPOOL CORP .......................     27,709
      3,098    #oWINDMERE CORP WTS 01/19/98 ...........         47
                                                       -----------
                                                         2,471,181
                                                       -----------

                HOUSEHOLD AUDIO AND VIDEO
                 EQUIPMENT--0.17%
    110,000      AMANO CORP ...........................        846
     42,700      BANG & OLUFSEN HOLDINGS A/S (CLASS B)       2,544
    655,000      BROTHERS INDUSTRIES LTD ..............      1,501
     91,000     oCREATIVE TECHNOLOGY LTD ..............      1,847
  3,474,650      MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD ...................     51,042
     60,335      MATSUSHITA ELECTRIC INDUSTRIAL
                  CO LTD ADR ..........................      9,171
     30,500     oMOULINEX .............................        754
     49,000     oNIMBUS CD INTERNATIONAL, INC .........        527
    167,250      PIONEER ELECTRONIC CORP ..............      2,586
     32,000     oSANRIO CO LTD ........................        169
  3,170,000      SANYO ELECTRIC CO LTD ................      8,289
  1,048,000      SHARP CORP ...........................      7,238
    829,098      SONY CORP ............................     73,968
    459,000      UNIDEN CORP ..........................      3,707
    310,322     oZENITH ELECTRONICS CORP ..............      1,687
                                                       -----------
                                                           165,876
                                                       -----------

                HOUSEHOLD FURNITURE--0.05%
    133,162      BASSETT FURNITURE INDUSTRIES, INC ....      3,995
        100     oBUSH INDUSTRIES, INC (CLASS A) .......          3
    676,000     oFURNITURE BRANDS INTERNATIONAL, INC ..     13,858
     32,600      LA-Z-BOY, INC ........................      1,406
    178,567     oLADD FURNITURE, INC ..................      2,679
    580,700      LEGGETT & PLATT, INC .................     24,317
                                                       -----------
                                                            46,258
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                INDUSTRIAL INORGANIC
                 CHEMICALS--0.43%
    730,000      AIR PRODUCTS & CHEMICALS, INC ........$    60,043
    345,900     oAIRGAS, INC ..........................      4,843
    373,590      ALBEMARLE CORP .......................      8,919
    163,200      CALGON CARBON CORP ...................      1,754
    610,855      ENGELHARD CORP .......................     10,614
      7,200      GENERAL CHEMICAL GROUP, INC ..........        193
    593,300      GEORGIA GULF CORP ....................     18,170
    700,800      GRACE (W.R.) & CO ....................     56,371
    722,900      GREAT LAKES CHEMICAL CORP ............     32,440
     27,700      GREENCORE GROUP PLC ..................        130
    190,800     oKAISER ALUMINUM CORP .................      1,681
     24,400      KERRY GROUP (CLASS A) ................        261
     65,000      KERRY GROUP (CLASS A)
                  (UNITED KINGDOM) ....................        701
    335,401      KONINKLIJKE AHOLD NV .................      8,752
     39,000     oMALAYSIAN OXYGEN BERHAD ..............         87
    486,519      MILLENNIUM CHEMICAL, INC .............     11,464
      4,300      MINERALS TECHNOLOGIES, INC ...........        195
     12,200     oNL INDUSTRIES, INC ...................        166
     66,000      NORITAKE CO LTD ......................        316
    317,900      OLIN CORP ............................     14,902
  2,979,080      PRAXAIR, INC .........................    134,059
     94,000      SOCIEDAD QUIMICA Y MINERA
                  DE CHILE ADR ........................      4,136
  1,267,380      UNION CARBIDE CORP ...................     54,418
                                                       -----------
                                                           424,615
                                                       -----------

                INDUSTRIAL MACHINERY, NEC--0.01%
     15,100      APPLIED POWER, INC (CLASS A) .........      1,042
    201,650      COMMERCIAL INTERTECH CORP ............      4,184
      5,000      ROBBINS & MYERS, INC .................        198
    298,188     oUNOVA, INC ...........................      4,901
                                                       -----------
                                                            10,325
                                                       -----------

                INDUSTRIAL ORGANIC
                 CHEMICALS--0.42%
     31,000      AGA AB SERIES A FREE .................        428
     78,300      AGA AB SERIES B FREE .................      1,036
     42,000      ARCO CHEMICAL CO .....................      1,961
    161,250     oBIO-RAD LABORATORIES, INC (CLASS A) ..      4,213
  7,011,567      BOC GROUP PLC ........................    116,118
    243,800      CROMPTON & KNOWLES CORP ..............      6,461
  1,027,000      DAICEL CHEMICAL INDUSTRIES LTD .......      1,343
    831,000      DAINIPPON INK & CHEMICAL, INC ........      2,109
    290,310      DEGUSSA AG ...........................     14,531
    842,300      ETHYL CORP ...........................      6,475
    912,824      ICI AUSTRALIA LTD ....................      6,394
    596,273      IMPERIAL CHEMICAL INDUSTRY PLC .......      9,222
    812,000      KANEKA CORP ..........................      3,678
    766,000      KUREHA CHEMICAL INDUSTRY CO LTD ......      1,579
     21,695      LAIR LIQUIDE .........................      3,397
     20,115     #LAIR LIQUIDE (REGD) 1996 .............      3,150
      3,585     #LAIR LIQUIDE (REGD) 1998 .............        561
      5,060     #LAIR LIQUIDE (REGD) 1999 .............        792
    812,600      LUBRIZOL CORP ........................     29,965
      2,500     oMIRAVANT MEDICAL TECHNOLOGY ..........        100
  4,232,000      MITSUBISHI CHEMICAL CORP .............      6,087
    614,000      MITSUBISHI GAS CHEMICAL CO, INC ......      1,620
  1,176,400     oMITSUI CHEMICAL CORP .................      2,171
    183,000      NIPPON SHOKUBAI KAGAK
                  KOGYO CO LTD ........................        745
      2,377      NORIT NV .............................         36
    385,677      NORSK HYDRO AS .......................     18,807
     10,000      OM GROUP, INC ........................        366

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    646,072      RHONE-POULENC S.A. (CLASS A) .........$    28,953
    158,177     oRHONE-POULENC WTS 11/05/01 ...........        544
    615,400      ROHM & HAAS CO .......................     58,925
    337,000      SEKISUI CHEMICAL CO LTD ..............      1,718
    504,745      SHIN-ETSU CHEMICAL CO LTD ............      9,666
  2,096,000      SHOWA DENKO K.K ......................      1,838
    498,090     oSNIA BDP S.P.A .......................        513
    136,350      SOLVAY ET CIE S.A ....................      8,575
  2,154,000      SUMITOMO CHEMICAL CO LTD .............      4,970
     18,900      SUPERFOS AS ..........................        478
    652,000      TERUMO CORP ..........................      9,628
      5,000      TESSENDERLO CHEMIE NV ................        277
    418,000     oTOSOH CORP ...........................        704
        280      UCB S.A ..............................        924
  1,253,999      ZENECA GROUP PLC .....................     44,155
                                                       -----------
                                                           415,213
                                                       -----------

                INSURANCE AGENTS, BROKERS, AND
                 SERVICE--0.31%
    680,431      ALLMERICA FINANCIAL CORP .............     33,979
  1,192,750      AON CORP .............................     69,925
  2,330,493      ASSICURAZIONI GENERALI S.P.A .........     57,313
    265,850      BERKLEY (W.R.) CORP ..................     11,664
      4,600     oBLANCH (E.W.) HOLDINGS, INC ..........        158
    229,800      CRAWFORD & CO (CLASS A) ..............      4,366
    189,000      CRAWFORD & CO (CLASS B) ..............      3,863
     15,950     oFAIRFAX FINANCIAL HOLDINGS LTD .......      3,566
      2,035     oFORTIS AG NPV (STRIP VVPR) ...........          0
    331,000      GALLAGHER (ARTHUR J.) & CO ...........     11,399
  1,891,643      GIO AUSTRALIAN HOLDINGS LTD ..........      4,835
    894,396      HIH WINTERHUR INTERNATIONAL
                  HOLDINGS LTD ........................      1,917
      3,700      HILB, ROGAL & HAMILTON CO ............         71
    266,384      LAB HOLDINGS, INC ....................      6,193
     20,500      MARSCHOLLEK LAUT UND PARTNER .........      5,358
    795,020      MARSH & MCLENNAN COS, INC ............     59,279
      1,700      MUENCHENER RUECK
                  GESELLSCHAFT AG (BR) ................        392
  1,106,722      SEDGWICK GROUP LTD ...................      2,568
  1,032,400      SELECTIVE INSURANCE GROUP, INC .......     27,875
    439,750      WILLIS CORROON GROUP PLC .............      1,074
                                                       -----------
                                                           305,795
                                                       -----------

                INSURANCE CARRIERS, NEC--0.07%
    778,600      MBIA, INC ............................     52,020
    549,700      WESTERN NATIONAL CORP ................     16,285
     11,248      WORMS CIE ............................        832
                                                       -----------
                                                            69,137
                                                       -----------

                INTERNATIONAL AFFAIRS--0.00%
     13,150      CREDIT COMMUNAL HOLDINGS DEXIA .......      1,766
                                                       -----------

                INVESTMENT OFFICES--0.04%
      3,620     oFIRST HUNGARY FUND LTD (CLASS A) .....      5,708
  1,598,400     oFIRST NIS REGIONAL FUND ..............     27,572
    248,893     oFIRST RUSSIAN FRONTIERS PLC ..........      4,413
     49,778     oFIRST RUSSIAN FRONTIERS SERIES A
                  WTS 06/03/01 ........................        360
                                                       -----------
                                                            38,053
                                                       -----------

                IRON AND STEEL FOUNDRIES--0.07%
     19,000     oCITATION CORP ........................        309
     90,270      GERDAU METALURGICA S.A ...............          2
    156,500      INTERMET CORP ........................      2,739
    316,000     oJAPAN STEEL WORKS LTD ................        241
     89,402      MANNESMANN AG ........................     45,196
    643,101      SIDERCA S.A. (CLASS A) ...............      1,788
     63,190      THYSSEN AG ...........................     13,530
    390,851      USINOR ...............................      5,646
                                                       -----------
                                                            69,451
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                IRON ORES--0.01%
    124,481      CLEVELAND CLIFFS, INC ................$     5,703
     34,800      OGLEBAY NORTON CO ....................      1,427
                                                       -----------
                                                             7,130
                                                       -----------

                JEWELRY, SILVERWARE, AND
                 PLATED WARE--0.03%
    192,800      BULGARI S.P.A ........................        982
    166,900     oJAN BELL MARKETING, INC ..............        417
    670,200      JOSTENS, INC .........................     15,456
     15,300     oTAG HEUER INTERNATIONAL S.A ..........      1,332
    324,500      TIFFANY & CO .........................     11,702
                                                       -----------
                                                            29,889
                                                       -----------
                JOB TRAINING AND RELATED
                 SERVICES--0.00%
     64,800     oFIREARMS TRAINING SYSTEMS, INC .......        336
                                                       -----------

                KNITTING MILLS--0.02%
    109,500      FAB INDUSTRIES, INC ..................      3,408
    428,157      GUILFORD MILLS, INC ..................     11,721
    111,700      ST. JOHN KNITS, INC ..................      4,468
                                                       -----------
                                                            19,597
                                                       -----------
                LANDSCAPE AND HORTICULTURAL
                 SERVICES--0.01%
    434,150      ROLLINS, INC .........................      8,819
                                                       -----------
                LAUNDRY, CLEANING, AND GARMENT
                 SERVICES--0.07%
    125,300      ANGELICA CORP ........................      2,835
    279,700      CINTAS CORP ..........................     10,908
    348,900      G & K SERVICES, INC (CLASS A) ........     14,654
    549,849      NATIONAL SERVICE INDUSTRIES, INC .....     27,252
    336,100      UNIFIRST CORP ........................      9,432
                                                       -----------
                                                            65,081
                                                       -----------
                LEAD AND ZINC ORES--0.01%
    137,400      COMINCO LTD ..........................      2,098
    753,900     oHECLA MINING CO ......................      3,722
                                                       -----------
                                                             5,820
                                                       -----------

                LEATHER TANNING AND FINISHING--0.01%
    644,187      WOLVERINE WORLD WIDE, INC ............     14,575
                                                       -----------

                LEGAL SERVICES--0.00%
     51,600     oPREPAID LEGAL SERVICES, INC ..........      1,764
                                                       -----------

                LIFE INSURANCE--2.58%
    244,000      20TH CENTURY INDUSTRIES ..............      6,344
    243,934      AEGON N.V. ARS .......................     21,863
  1,672,721      AETNA, INC ...........................    118,031
    320,000      ALLEANZA ASSICURAZIONI ...............      3,189
     18,662      ALLEANZA ASSICURAZIONI (S/S) NON CV ..        121
    576,800      AMERICAN BANKERS INSURANCE
                 GROUP, INC ...........................     26,497
  2,366,149      AMERICAN GENERAL CORP ................    127,920
        800    oAMERICAN HERITAGE LIFE INVESTMENT
                 CORP .................................         29
  4,463,726      AMERICAN INTERNATIONAL
                  GROUP, INC ..........................    485,430
    252,200      AMERICAN NATIONAL INSURANCE CO .......     23,455
     21,930      AMERUS LIFE HOLDINGS, INC (CLASS A) ..        809
  1,716,100      CHUBB CORP ...........................    129,780
    772,478      CIGNA CORP ...........................    133,687
    299,447      CINCINNATI FINANCIAL CORP ............     42,147
  1,828,512      CONSECO, INC .........................     83,083
      8,500     oDELPHI FINANCIAL GROUP, INC ..........        383

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    566,700      EQUITABLE COS, INC ...................$    28,193
        600      FBL FINANCIAL GROUP, INC (CLASS A) ...         24
    421,680      FREMONT GENERAL CORP .................     23,087
    739,300      GENERAL REINSURANCE CORP .............    156,732
     69,000      HARTFORD LIFE, INC (CLASS A) .........      3,127
     82,631     oHIGHLANDS INSURANCE GROUP, INC .......      2,345
    177,599      IRISH LIFE PLC .......................      1,008
    744,450      JEFFERSON-PILOT CORP .................     57,974
    306,300      JOHN ALDEN FINANCIAL CORP ............      7,351
    682,999      LEGAL & GENERAL GROUP PLC ............      5,900
     12,500      LIBERTY CORP .........................        584
      2,700      LIBERTY FINANCIAL COS, INC ...........        102
     77,874      LIBERTY LIFE ASSOCIATION OF AFRICA LTD      2,000
     36,600      LIFE RE CORP .........................      2,386
     33,800     oLIFE USA HOLDING, INC ................        570
    896,500      LINCOLN NATIONAL CORP ................     70,039
    466,000      LOEWS CORP ...........................     49,454
      1,806      MAPFRE VIDA S.A ......................         64
    260,000      MEDIOLANUM S.P.A .....................      4,900
    207,000      METROPOLITAN LIFE LTD ................        585
        300      NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) ...........................         11
    386,400      OHIO CASUALTY CORP ...................     17,243
  1,183,790      OLD REPUBLIC INTERNATIONAL CORP ......     44,022
    888,512      ORION CAPITAL CORP ...................     41,260
    268,200      PENNCORP FINANCIAL GROUP, INC ........      9,571
     38,000      POWER FINANCIAL CORP .................      1,328
     18,600      PRESIDENTIAL LIFE CORP ...............        377
     50,000      PROTECTIVE LIFE CORP .................      2,988
    421,350     oPROVIDENT COS, INC ...................     16,275
    365,100      PROVIDIAN FINANCIAL CORP .............     16,498
  1,436,342      PRUDENTIAL CORP PLC ..................     16,697
      5,550      REINSURANCE GROUP OF AMERICA, INC ....        236
    537,778      RELIANCE GROUP HOLDINGS, INC .........      7,596
  1,072,937      RELIASTAR FINANCIAL CORP .............     44,192
     40,600      SAMPO INSURANCE CO SERIES A ..........      1,320
     29,200      SOUTHERN LIFE ASSOCIATION LTD ........        258
  1,412,461      SUNAMERICA, INC ......................     60,383
  1,744,200      TORCHMARK CORP .......................     73,365
  9,731,345      TRAVELERS GROUP, INC .................    524,276
    123,400     oUICI .................................      4,304
     10,281     oUNION DES ASSURANCES FEDERALES .......      1,350
  1,227,000      UNUM CORP ............................     66,718
                                                       -----------
                                                         2,569,461
                                                       -----------

                LOCAL AND SUBURBAN
                 TRANSPORTATION--0.03%
      6,720      EAST JAPAN RAILWAY CO ................     30,442
    453,010      NANKAI ELECTRIC RAILWAY CO ...........      1,986
                                                       -----------
                                                            32,428
                                                       -----------

                LOGGING--0.02%
 11,067,077      CARTER HOLT HARVEY LTD ...............     17,095
     92,908      DELTIC TIMBER CORP ...................      2,543
    189,000      LAND & GENERAL BERHAD ................         35
                                                       -----------
                                                            19,673
                                                       -----------
                LUGGAGE--0.01%
    248,400     oSAMSONITE CORP .......................      7,856
                                                       -----------

                LUMBER AND CONSTRUCTION
                 MATERIALS--0.05%
    577,700      GEORGIA PACIFIC CORP
                  (PACKAGING GROUP) ...................     35,095
    557,800     oGEORGIA PACIFIC CORP (TIMBER GROUP) ..     12,655
     16,000     oUNIVERSAL FOREST PRODUCTS, INC .......        218
                                                       -----------
                                                            47,968
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------
                LUMBER AND OTHER BUILDING
                 MATERIALS--0.44%
     49,100      CBR NV ...............................$     4,413
     40,416      CORCEMAR S.A .........................        196
     58,000      DAITO TRUST CONSTRUCTION CO LTD ......        356
    325,200     oEAGLE HARDWARE & GARDEN, INC .........      6,301
     40,570      HEIDELBERGER ZEMENT AG ...............      2,888
  5,848,499      HOME DEPOT, INC ......................    344,330
     85,000     oHONG LEONG INDUSTRIES BERHAD .........         86
    118,820      ITALCEMENTI S.P.A ....................        829
      5,000      KEDAH CEMENT HOLDINGS BERHAD .........          1
  1,005,272      LEIGHTON HOLDINGS LTD ................      3,511
  1,173,400      LOWES COS, INC .......................     55,957
    137,500      MALAYAN CEMENT BERHAD ................         94
     28,000     oPAN-MALAYSIA CEMENT WORKS BERHAD .....         11
     18,088      PORTLAND VALDERRIVAS S.A .............      1,626
    127,550      SANKYO ALUMINIUM INDUSTRY CO LTD .....        114
     96,000      SANWA SHUTTER CORP ...................        484
     47,700      EUROC INDUSTRIA AB SERIES A ..........      1,954
  1,606,150      SEKISUI HOUSE LTD ....................     10,364
      3,540      WIENERBERGER BAUSTOFF AG .............        679
                                                       -----------
                                                           434,194
                                                       -----------

                MACHINERY, EQUIPMENT, AND
                 SUPPLIES--0.03%
    120,650      AAR CORP .............................      4,675
    378,237      APPLIED INDUSTRIAL TECHNOLOGIES, INC .     10,118
     13,200     oAVIATION SALES CO ....................        497
    193,772      BRIGGS & STRATTON CORP ...............      9,410
      4,100     oFAIRCHILD CORP (CLASS A) .............        102
      8,600     oHIRSCH INTERNATIONAL CORP (CLASS A) ..        189
    151,800      LAWSON PRODUCTS, INC .................      4,516
    100,000      OILES CORP ...........................      2,430
                                                       -----------
                                                            31,937
                                                       -----------

                MAILING, REPRODUCTION AND
                 STENOGRAPHIC SERVICES--0.01%
      1,000     oABACUS DIRECT CORP ...................         41
    467,330     oADVO, INC ............................      9,113
     53,200     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS A) ...........................        559
     53,200     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS B) ...........................        545
                                                       -----------
                                                            10,258
                                                       -----------

                MANAGEMENT AND PUBLIC
                 RELATIONS--0.05%
    173,300     oABR INFORMATION SERVICES, INC ........      4,138
     26,300      BLOUNT INTERNATIONAL, INC ............        702
    289,700     oCORRECTIONS CORP OF AMERICA ..........     10,737
    418,300     oGARTNER GROUP, INC (CLASS A) .........     15,582
    436,600     oMEDAPHIS CORP ........................      2,838
      5,000     oMETZLER GROUP, INC ...................        201
     82,000      NICHII GAKKAN CO .....................      2,838
      3,000     oTRANSITION SYSTEMS, INC ..............         66
     65,600     oWACKENHUT CORRECTIONS CORP ...........      1,763
    745,132      WHEELABRATOR TECHNOLOGIES, INC .......     11,969
                                                       -----------
                                                            50,834
                                                       -----------

                MANIFOLD BUSINESS FORMS--0.03%
    410,050      ENNIS BUSINESS FORMS, INC ............      3,793
    120,708      MOORE CORP LTD .......................      1,813
        854      MOORE CORP LTD (U.S.) ................         13
     98,800     oNEW ENGLAND BUSINESS SERVICES, INC ...      3,335
    186,500      STANDARD REGISTER, INC ...............      6,481
    300,500      WALLACE COMPUTER SERVICES, INC .......     11,682
                                                       -----------
                                                            27,117
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MEASURING AND CONTROLLING
                 DEVICES--0.42%
    279,837     oAIR & WATER TECHNOLOGIES CORP
                  (CLASS A) ........................... $      315
    350,900     oALLEN TELECOM, INC ...................      6,470
     89,987      BECKMAN INSTRUMENTS, INC .............      3,599
    360,200     oBURR BROWN CORP ......................     11,571
    303,300     oC-CUBE MICROSYSTEMS, INC .............      4,948
     30,800     oCELLPRO, INC .........................         71
    463,300     oCOGNEX CORP ..........................     12,625
     53,000      COHU, INC ............................      1,623
    347,200     oCREDENCE SYSTEMS CORP ................     10,286
    100,396     oCYMER, INC ...........................      1,506
    180,519      DANIEL INDUSTRIES, INC ...............      3,475
    130,100     oDIONEX CORP ..........................      6,472
    532,200      EG & G, INC ..........................     11,076
    318,200     oELECTROGLAS, INC .....................      4,912
    336,700      FISHER SCIENTIFIC INTERNATIONAL, INC .     16,077
    157,008      FLUKE CORP ...........................      4,092
     77,900     oGENRAD, INC ..........................      2,352
     26,800     oHAEMONETICS CORP .....................        375
  1,325,300      HONEYWELL, INC .......................     90,783
    341,656      IMI PLC ..............................      2,280
    440,800     oINPUT/OUTPUT, INC ....................     13,086
    120,200     oINTEGRATED CIRCUIT SYSTEMS, INC ......      3,426
  1,254,728      JOHNSON CONTROLS, INC ................     59,913
    501,400     oKLA-TENCOR CORP ......................     19,367
      7,200     oLECROY CORP ..........................        218
     30,900     oLTX CORP .............................        137
    305,600      MILLIPORE CORP .......................     10,371
      1,800      MTS SYSTEMS CORP .....................         68
    343,100      NEWPORT CORP .........................      4,825
      3,095    xoOMEGA ENVIRONMENTAL, INC .............          0
     65,600      OPTICAL COATING LABORATORIES, INC ....        902
      3,100     oPERCEPTRON, INC ......................         67
    124,953      PERKIN-ELMER CORP ....................      8,879
      2,300     oROBOTIC VISION SYSTEMS, INC ..........         26
      5,400     oROFIN-SINAR TECHNOLOGIES, INC ........         65
    695,622      SIEBE PLC ............................     13,048
    770,200      TEKTRONIX, INC .......................     30,567
    664,338     oTERADYNE, INC ........................     21,259
    110,741     oTHERMO INSTRUMENT SYSTEMS, INC .......      3,814
    475,300     oUNIPHASE CORP ........................     19,666
    103,400     oVEECO INSTRUMENTS, INC ...............      2,275
    204,200     oWATERS CORP ..........................      7,683
    234,500      X RITE, INC ..........................      4,280
     73,000     oZYGO CORP ............................      1,369
                                                       -----------
                                                           420,219
                                                       -----------

                MEAT PRODUCTS--0.20%
    420,582      BOB EVANS FARMS, INC .................      9,305
    556,100      CHIQUITA BRANDS INTERNATIONAL, INC ...      9,071
  4,252,208      CONAGRA, INC .........................    139,526
    634,000      IBP, INC .............................     13,274
  1,108,000      ITOHAM FOODS, INC ....................      5,266
      4,119      MAPLE LEAF FOODS, INC ................         45
     54,000     oMARUDAI FOOD CO LTD ..................        119
    492,000      NIPPON MEAT PACKERS, INC .............      6,735
  2,638,555      PERDIGAO S.A .........................          6
     55,900      PILGRIMS PRIDE CORP ..................        870
     66,700      SANDERSON FARMS, INC .................        967
    455,100     oSMITHFIELD FOODS, INC ................     15,018
     19,466      WORTHINGTON FOODS, INC ...............        273
                                                       -----------
                                                           200,475
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MEDICAL AND DENTAL
                 LABORATORIES--0.01%
      4,000     oAPPLIED ANALYTICAL INDUSTRIES, INC ... $       66
     74,363     oEPITOPE, INC .........................        372
     54,500     oMEDICAL RESOURCES, INC ...............        511
     51,750     oMOLECULAR BIOSYSTEMS, INC ............        440
    228,008     oQUEST DIAGNOSTICS, INC ...............      3,848
                                                       -----------
                                                             5,237
                                                       -----------
                MEDICAL INSTRUMENTS AND
                 SUPPLIES--1.49%
    127,100     oACUSON CORP ..........................      2,105
    158,675     oADAC LABORATORIES, INC ...............      3,134
    678,100     oALZA CORP ............................     21,572
    211,694      ARROW INTERNATIONAL, INC .............      7,833
    275,000     oARTERIAL VASCULAR ENGINEERING, INC ...     17,875
    202,665     oATL ULTRASOUND, INC ..................      9,323
    323,633      BALLARD MEDICAL PRODUCTS CO ..........      7,848
    645,472      BARD (C.R.), INC .....................     20,211
  1,192,512      BECTON DICKINSON & CO ................     59,626
  1,274,800      BIOMET, INC ..........................     32,667
    582,300     oBOSTON SCIENTIFIC CORP ...............     26,713
    203,900     oCIRCON CORP ..........................      3,109
        700     oCNS, INC .............................          5
    251,800      COLLAGEN CORP ........................      5,256
     20,700     oCONMED CORP ..........................        543
    278,800     oCYGNUS, INC ..........................      5,541
      2,500     oCYTYC CORP ...........................         62
    164,700     oDATASCOPE CORP .......................      4,262
    535,900      DENTSPLY INTERNATIONAL, INC ..........     16,345
     14,800      DEPUY, INC ...........................        426
    144,700      DIAGNOSTIC PRODUCTS CORP .............      4,015
    181,300     oE-Z-EM, INC (CLASS A) ................      1,337
    225,270     oE-Z-EM, INC (CLASS B) ................      1,577
    529,637     oFRESENIUS MEDICAL CARE AG ADR ........     11,520
    119,000      FUKUDA DENSHI CO .....................      1,217
  1,177,626      GUIDANT CORP .........................     73,307
    159,423     oHEALTHDYNE TECHNOLOGIES, INC .........      3,248
     92,600     oHEARTPORT, INC .......................      1,887
     72,700     oHOLOGIC, INC .........................      1,504
        200     oI-STAT CORP ..........................          3
    207,400      INVACARE CORP ........................      4,511
    105,200     oISOLYSER CO, INC .....................        247
 11,691,354      JOHNSON & JOHNSON CO .................    770,168
     19,900     oMARQUETTE MEDICAL SYSTEMS, INC
                  (CLASS A) ...........................        530
  3,473,044      MEDTRONIC, INC .......................    181,684
    179,000      MENTOR CORP ..........................      6,534
    350,300     oMILLENNIUM PHARMACEUTICALS, INC ......      6,656
     98,700      MINE SAFETY APPLIANCE CO .............      6,465
      1,000     oMINIMED, INC .........................         39
      8,724     oNYCOMED AMERSHAM PLC SERIES A ........        328
     21,015     oNYCOMED AMERSHAM PLC SERIES B ........        764
      5,700     oOEC MEDICAL SYSTEMS, INC .............        114
      7,500     oPHYSIO-CONTROL INTERNATIONAL CORP ....        119
      6,650      RADIOMETER AS (CLASS B) ..............        270
     52,600     oRESPIRONICS, INC .....................      1,177
    150,582     oSAFESKIN CORP ........................      8,546
        700      SANKYO CO LTD ........................         10
    250,600     oSOFAMOR DANEK GROUP, INC .............     16,305
    563,650     oST. JUDE MEDICAL, INC ................     17,191
    402,472     oSTERIS CORP ..........................     19,419
    377,100      STRYKER CORP .........................     14,047
    404,800     oSUMMIT TECHNOLOGY, INC ...............      1,834
     97,100     oSUNRISE MEDICAL, INC .................      1,499

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    648,700     oSYBRON INTERNATIONAL CORP ............ $   30,448
    347,050     oTHERMEDICS, INC ......................      5,683
    659,000      U.S. SURGICAL CORP ...................     19,317
    301,150      VARIAN ASSOCIATES, INC ...............     15,227
     97,500      VITAL SIGNS, INC .....................      1,901
    417,800     oVIVUS, INC ...........................      4,439
                                                       -----------
                                                         1,479,543
                                                       -----------

                MEDICAL SERVICE AND HEALTH
                 INSURANCE--0.18%
    872,823      AFLAC, INC ...........................     44,623
    110,100     oCNA FINANCIAL CORP ...................     14,065
     11,400     oCOMPANHIA DE SEGUROS
                  TRANQUILIDADE .......................        274
      6,000     oCOMPDENT CORP ........................        122
    259,200     oCONCENTRA MANAGED CARE, INC ..........      8,748
     76,400     oCOVENTRY CORP ........................      1,165
    841,475     oFOUNDATION HEALTH SYSTEMS
                  (CLASS A) ...........................     18,828
    351,300     oFPA MEDICAL MANAGEMENT, INC ..........      6,543
    214,300     oOXFORD HEALTH PLANS, INC .............      3,335
    210,159     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ...........................     10,560
    163,158     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ...........................      8,545
    265,300     oPHYMATRIX CORP .......................      4,178
     24,700     oPHYSICIANS HEALTH SERVICES, INC
                  (CLASS A)                                    701
    942,300     oQUORUM HEALTH GROUP, INC .............     24,618
    218,700     oSAFEGUARD HEALTH ENTERPRISES, INC ....      2,952
    437,000      TRAVELERS PROPERTY CASUALTY CORP .....     19,228
     68,200     oTRIGON HEALTHCARE, INC ...............      1,782
     10,700      UNITED WISCONSIN SERVICES, INC .......        276
    245,553     oWELLPOINT HEALTH NETWORKS, INC .......     10,375
                                                       -----------
                                                           180,918
                                                       -----------
                MEN'S AND BOYS' CLOTHING
                 STORES--0.01%
     29,800     oABERCROMBIE & FITCH CO (CLASS A) .....        931
    122,200     oMENS WAREHOUSE, INC ..................      4,246
    168,300     oPACIFIC SUNWEAR CALIFORNIA, INC ......      4,975
    245,500     oSYMS CORP ............................      2,915
                                                       -----------
                                                            13,067
                                                       -----------
                MEN'S AND BOYS'
                 FURNISHINGS--0.09%
        500      AUTHENTIC FITNESS CORP ...............          9
    685,500     oFRUIT OF THE LOOM, INC (CLASS A) .....     17,566
    151,300     oGUESS ?, INC .........................      1,040
    154,500      OSHKOSH B'GOSH, INC (CLASS A) ........      5,099
    265,388      PHILLIPS VAN HEUSEN CORP .............      3,782
     29,500     oQUIKSILVER, INC ......................        844
    495,700      RUSSELL CORP .........................     13,167
      3,000     oUNITOG CO ............................         67
    636,800      VF CORP ..............................     29,253
    524,999      WARNACO GROUP, INC (CLASS A) .........     16,472
                                                       -----------
                                                            87,299
                                                       -----------
                MEN'S AND BOYS' SUITS AND
                 COATS--0.03%
        114     oDYLEX LTD ............................          1
         38     oDYLEX LTD WTS 05/31/98 ...............          0
    270,700     oHARTMARX CORP ........................      2,064
    343,350      KELLWOOD CO ..........................     10,301
    111,100      MARZOTTO & FIGLI S.P.A ...............      1,390
    725,000      ONWARD KASHIYMA CO LTD ...............      8,420
    128,900      OXFORD INDUSTRIES, INC ...............      4,189
                                                       -----------
                                                            26,365
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                METAL CANS AND SHIPPING
                 CONTAINERS--0.06%
    212,204     oALLTRISTA CORP ....................... $    6,021
    134,024      BALL CORP ............................      4,733
    222,400      CLARCOR, INC .........................      6,589
      7,016     oCOLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE .........................         99
    784,483      CROWN CORK & SEAL CO, INC ............     39,322
    267,000      PLM AB ...............................      3,735
      5,000     oSILGAN HOLDINGS, INC .................        163
      2,800     oU.S. CAN CORP ........................         47
                                                       -----------
                                                            60,709
                                                       -----------

                METAL FORGINGS AND
                 STAMPINGS--0.20%
    162,200      GENERAL HOUSEWARES CORP ..............      1,703
    266,100     oHEXCEL CORP ..........................      6,636
    297,450     oMAGNETI MARELLI ......................        509
    158,700      MASCOTECH, INC .......................      2,916
  3,117,342      ROCKWELL INTERNATIONAL CORP ..........    162,881
    117,200     oTOWER AUTOMOTIVE, INC ................      4,930
    378,500     oWYMAN-GORDON CO ......................      7,428
    367,952      ZERO CORP ............................     10,901
                                                       -----------
                                                           197,904
                                                       -----------
                METAL MINING SERVICES--0.00%
     36,000      AVMIN LTD ............................         43
     15,096      JCI LIMITED ..........................         67
     17,039     oMORRISON KNUDSEN CORP
                  WTS 03/11/03 ........................         49
                                                       -----------
                                                               159
                                                       -----------

                METAL SERVICES, NEC--0.00%
    391,945     oMATERIAL SCIENCES CORP ...............      4,777
                                                       -----------

                METALS AND MINERALS, EXCEPT
                 PETROLEUM--0.01%
    304,921      COMMERCIAL METALS CO .................      9,624
      8,300      PREUSSAG AKTIEGESELLSCHAFT AG ........      2,534
      1,400      RELIANCE STEEL & ALUMINUM CO .........         42
                                                       -----------
                                                            12,200
                                                       -----------
                METALWORKING MACHINERY--0.08%
    913,100      BLACK & DECKER CORP ..................     35,668
    558,400      CINCINNATI MILACRON, INC .............     14,484
    277,031      KENNAMETAL, INC ......................     14,354
      5,000      LINCOLN ELECTRIC CO (CLASS A) ........        180
    108,000      MAKITA CORP ..........................      1,038
    770,000      METAL MANUFACTURES LTD ...............      1,159
    407,900     oMOHAWK INDUSTRIES, INC ...............      8,948
    206,000    xoMOLTEN METAL TECHNOLOGY, INC .........         19
    131,400      NITTO KOHKI CO LTD ...................      1,435
      3,700     oSPS TECHNOLOGIES, INC ................        161
     71,300      STARRETT (L.S.) CO (CLASS A) .........      2,607
     34,000      STARRETT (L.S.) CO (CLASS B) .........      1,243
      3,893     oWESTAIM CORP .........................         19
                                                       -----------
                                                            81,315
                                                       -----------

                MILLWORK, PLYWOOD AND STRUCTURAL
                 MEMBERS--0.01%
     20,000     oAOKAM PERDANA BERHAD .................          2
    203,046      TJ INTERNATIONAL, INC ................      5,025
      2,100     oTRIANGLE PACIFIC CORP ................         71
                                                       -----------
                                                             5,098
                                                       -----------

                MISCELLANEOUS AMUSEMENT, RECREATION
                 SERVICES--0.11%
    118,700     oANCHOR GAMING CO .....................      6,618
    186,500     oARGOSY GAMING CORP ...................        641

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     29,050     oBALLY TOTAL FITNESS HOLDINGS CORP .... $      635
     21,100     oBOYD GAMING CORP .....................        140
    991,100      CARNIVAL CORP (CLASS A) ..............     54,882
    521,084     oCIRCUS CIRCUS ENTERPRISES, INC .......     10,682
        210     oKUONI REISEN HOLDINGS (REGD) (CLASS B)        788
  1,011,100     oMIRAGE RESORT, INC ...................     23,003
    517,700      MULTI-PURPOSE HOLDINGS BERHAD ........        133
     73,446     oPREMIER PARKS, INC ...................      2,975
     57,934     oPRESIDENT CASINOS, INC ...............        206
     72,000     oSCIENTIFIC GAMES HOLDINGS CORP .......      1,458
     23,000     oSPEEDWAY MOTORSPORTS, INC ............        571
  2,453,600     oSYDNEY HARBOUR CASINO HOLDINGS LTD ...      2,326
    926,400      TABCORP HOLDINGS LTD .................      4,346
                                                       -----------
                                                           109,404
                                                       -----------

                MISCELLANEOUS APPAREL AND ACCESSORY
                 STORES--0.08%
    499,500     oCML GROUP, INC .......................      1,655
     96,050     oJACOBSON STORES, INC .................      1,237
    117,000     oNORTH FACE, INC ......................      2,574
  2,215,360      TJX COS, INC .........................     76,153
                                                       -----------
                                                            81,619
                                                       -----------

                MISCELLANEOUS APPAREL AND
                 ACCESSORIES--0.02%
  1,200,000     oITTIERRE S.P.A .......................      3,593
    491,200     oNAUTICA ENTERPRISES, INC .............     11,420
  4,708,000      WING TAI HOLDINGS LTD ................      5,504
                                                       -----------
                                                            20,517
                                                       -----------

                MISCELLANEOUS BUSINESS
                 SERVICES--0.39%
      8,916      ADECCO S.A. (BR) .....................      2,589
  2,446,000      ANTAH HOLDINGS BERHAD ................        748
     95,800     oAPAC TELESERVICES, INC ...............      1,293
      9,000      ASSA ABLOY AB SERIES B ...............        238
     13,100     oBORG-WARNER SECURITY CORP ............        231
    103,000     oCARIBINER INTERNATIONAL, INC .........      4,584
    426,346      CARLTON COMMUNICATIONS PLC ...........      3,283
    397,000     oCHECKFREE CORP .......................     10,719
    145,491      COMPAGNIE GENERALE DES EAUX ..........     20,315
     48,973     oCOMPAGNIE GENERALE DES EAUX
                  WTS 05/02/01 ........................         33
  1,033,662      DAI NIPPON PRINTING CO LTD ...........     19,477
    221,000      DAIWA KOSHO LEASE CO LTD .............        901
    486,430      EDISON ...............................      2,946
  1,264,198      EQUIFAX, INC .........................     44,800
     35,300      ESSELTE AB SERIES B FREE .............        716
      4,700      FAIR ISSAC & CO, INC .................        157
     10,800      FLUGHAFEN WIEN AG ....................        429
    228,000      GAKKEN CO LTD ........................        321
    652,995      GETRONICS NV .........................     20,808
    251,553     oHEALTHCARE COMPARE CO ................     12,861
    258,500      HENDERSON INVESTMENT LTD .............        204
  1,690,000      HENDERSON LAND DEVELOPMENT
                  CO LTD ..............................      7,961
     42,300     oINTERMEDIA COMMUNICATIONS, INC .......      2,570
     15,500     oISS INTERNATIONAL SERVICE SYSTEM
                  AS SERIES B .........................        570
     87,000      KOKUYO CO LTD ........................      1,506
    366,800     oMETROMEDIA INTERNATIONAL GROUP, INC ..      3,485
     99,000      MITSUBISHI WAREHOUSE &
                  TRANSPORTATION CO LTD ...............      1,036
    161,000      MITSUI SOKO CO LTD ...................        405
     21,800     oNCO GROUP, INC .......................        561
     20,200     oNOVA CORP/GEORGIA ....................        505
    895,700     oPAGING NETWORK, INC ..................      9,629

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MISCELLANEOUS BUSINESS
                 SERVICES--(CONTINUED)
      3,500     oPAYMENTECH, INC ...................... $       52
    535,600      PITTSTON BRINKS GROUP CO .............     21,558
    349,700     oPLAYERS INTERNATIONAL, INC ...........      1,115
    805,180      PROSEGUR COMPANIA DE
                  SEGURIDAD S.A. ......................      8,083
  1,287,040      REUTERS HOLDINGS PLC .................     14,157
    146,000      SAP AG ...............................     44,374
     28,000      SCRIBONA AB SERIES B FREE ............        312
     62,000     oSEATTLE FILMWORKS, INC ...............        690
    188,300      SECOM CO LTD .........................     12,078
  3,390,000      SECURICOR PLC ........................     15,981
     43,500      SECURITAS AB SERIES B FREE ...........      1,316
    272,700     oSITEL CORP ...........................      2,488
      1,698      SOCIETE GENERAL DE SURVEILLANCE (BR) .      3,260
    414,000      SOTHEBYS HOLDINGS, INC (CLASS A) .....      7,659
    209,200      STEWART INFORMATION SERVICES CORP ....      6,067
     80,048      LYONNAISE DES EAUX S.A ...............      8,862
      2,640     oSURVEILLANCE S.A., SOCIETE DE ........        968
    179,750     oSYLVAN LEARNING SYSTEMS, INC .........      7,010
     30,500     oTELESPECTRUM WORLDWIDE, INC ..........        111
     63,000     oTELETECH HOLDINGS, INC ...............        717
    223,000      TOKYO DOME CORP ......................      1,489
    264,000      TOKYO TOKEIBA CO LTD .................        341
  1,547,000      TOPPAN PRINTING CO LTD ...............     20,227
    817,800      VIAD CORP ............................     15,794
     79,100      WACKENHUT CORP SERIES A ..............      1,834
    348,206      WACKENHUT CORP SERIES B ..............      7,356
  3,500,261      WHARF HOLDINGS LTD ...................      7,679
                                                       -----------
                                                           387,459
                                                       -----------

                MISCELLANEOUS CHEMICAL PRODUCTS--0.20%
  1,627,000      ASAHI CHEMICAL INDUSTRY CO LTD .......      5,531
     98,700      BETZDEARBORN, INC ....................      6,027
    822,400      CABOT CORP ...........................     22,719
    554,057     oCYTEC INDUSTRIES, INC ................     26,006
      2,356      DESC S.A. DE CV SERIES C .............         22
     16,100      DYNO INDUSTRIER AS ...................        310
     92,193      FULLER (H.B.) CO .....................      4,564
    300,000      KONISHI CO LTD .......................      2,884
    166,955      LEARONAL, INC ........................      3,923
      1,800      MACDERMID, INC .......................        153
  1,701,400      MORTON INTERNATIONAL, INC ............     58,486
    432,000      NAGASE & CO ..........................      1,263
    239,600      NALCO CHEMICAL CORP ..................      9,479
    543,000      NGK SPARK PLUG CO LTD ................      3,090
    276,900     oSCHERER (R.P.) CORP ..................     16,891
      3,840     oSIKA FINANZ AG (BR) ..................      1,222
    248,000     oSMITH INTERNATIONAL, INC .............     15,221
    312,000      THIOKOL CORP .........................     25,350
                                                       -----------
                                                           203,141
                                                       -----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.55%
     23,800     oAMERICAN PAD & PAPER CO ..............        229
  6,043,595      ARJO WIGGINS APPLETON PLC ............     16,209
    552,876      AVERY DENNISON CORP ..................     24,741
    396,600      BEMIS, INC ...........................     17,475
     35,000      BERJAYA GROUP BERHAD .................          7
     59,105     oCROWN VANTAGE, INC ...................        414
    370,400      FIRST BRANDS CORP ....................      9,978
  4,389,672      FORT JAMES CORP ......................    167,905
    386,500      KIMBERLY CLARK DE MEXICO S.A. DE CV
                  SERIES A ............................      1,894
  5,137,044      KIMBERLY-CLARK CORP ..................    253,320
     66,050      KONINKLIJKE KNP BT NV ................      1,521

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    145,500     oMAIL-WELL, INC ....................... $    5,893
      2,200     oMAYR-MELNHOF KARTON AG ...............        118
    112,586      MEYER INTERNATIONAL PLC ..............        710
    189,525     oPAXAR CORP ...........................      2,807
    266,400     oPLAYTEX PRODUCTS, INC ................      2,731
     81,179      SAPPI LTD ............................        409
    317,300     oSHOREWOOD PACKAGING CORP .............      8,488
    823,465      SONOCO PRODUCTS CO ...................     28,564
                                                       -----------
                                                           543,413
                                                       -----------

                MISCELLANEOUS DURABLE GOODS--0.13%
     38,533    xoBEN FRANKLIN RETAIL STORES, INC ......          0
  1,791,835     oCOSTCO COS, INC ......................     79,961
     59,000      DICKSON CONCEPTS
                  INTERNATIONAL LTD ...................         86
    104,500     oHA-LO INDUSTRIES, INC ................      2,717
    174,375     oHANDLEMAN CO .........................      1,210
     76,000    #oINCHCAPE MARKETING SERVICES ..........         64
  3,635,000      MITSUBISHI CORP ......................     28,795
  3,285,000      MITSUI & CO LTD ......................     19,505
                                                       -----------
                                                           132,338
                                                       -----------
                MISCELLANEOUS ELECTRICAL EQUIPMENT
                 AND SUPPLIES--0.04%
    122,269     oAPPLIED MAGNETICS CORP ...............      1,360
     15,600      C&D TECHNOLOGIES, INC ................        753
    174,100      CAE, INC .............................      1,363
    147,300     oDREXLER TECHNOLOGY CORP ..............      1,510
    163,500     oELECTRO SCIENTIFIC INDUSTRIES, INC ...      6,213
    280,700      EXIDE CORP ...........................      7,263
    201,000      FUJI MACHINE MANUFACTURING CO ........      4,870
    116,670     oHUTCHINSON TECHNOLOGY, INC ...........      2,552
    328,660      JOHNSON ELECTRIC HOLDINGS LTD ........        946
    263,900     oKOMAG, INC ...........................      3,926
  1,350,820      LUCASVARITY PLC ......................      4,790
      3,000      NOMA INDUSTRIES LTD (CLASS A) ........         10
  1,589,700     oOLIVETTI GROUP S.P.A .................        962
     35,400      STANDARD MOTOR PRODUCTS, INC
                  (CLASS A) ...........................        799
                                                       -----------
                                                            37,317
                                                       -----------

                MISCELLANEOUS EQUIPMENT RENTAL AND
                 LEASING--0.01%
      4,000     oAARON RENTS, INC .....................         78
    429,000     oANIXTER INTERNATIONAL, INC ...........      7,079
     10,100     oCORT BUSINESS SERVICES CORP ..........        402
     51,800     oRENTAL SERVICE CORP ..................      1,272
    303,543      THORN PLC ............................        784
     30,400     oUS RENTALS, INC ......................        714
                                                       -----------
                                                            10,329
                                                       -----------

                MISCELLANEOUS FABRICATED METAL
                 PRODUCTS--0.14%
    406,800      AEROQUIP-VICKERS, INC ................     19,959
      2,100     oAMCAST INDUSTRIAL CORP ...............         48
    442,566      CRANE CO .............................     19,196
    252,200      HARSCO CORP ..........................     10,876
    526,788      ISCOR LTD ............................        156
  1,277,800      PARKER-HANNIFIN CORP .................     58,619
    338,200      POLARIS INDUSTRIES, INC ..............     10,336
     55,500      SAMANCOR LTD .........................        254
      4,300     oSHAW GROUP, INC ......................         99
     47,600      SMC ..................................      4,210
    318,600      STELCO, INC (CLASS A) ................      2,104
    249,300      WATTS INDUSTRIES, INC (CLASS A) ......      7,058
    205,600     oWHITTAKER CORP .......................      2,262
                                                       -----------
                                                           135,177
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MISCELLANEOUS FABRICATED TEXTILE
                  PRODUCTS--0.05%
     69,800      AOYAMA TRADING CO LTD ................$     1,251
    355,850      COATS VIYELLA PLC ....................        536
    246,400      COURTAULDS PLC .......................      1,206
    240,000      COURTAULDS TEXTILES PLC ..............      1,408
     93,191      DAWSON INTERNATIONAL PLC .............        104
    203,000     oKANEBO LTD ...........................        148
    600,000      KURABO INDUSTRIES LTD ................        646
  2,119,000      KURARAY CO LTD .......................     17,601
    176,000      NISSHINBO INDUSTRY, INC ..............        744
     59,400     oPARAGON TRADE BRANDS, INC ............        765
     27,722      PILLOWTEX CORP .......................        967
 17,601,800     oPT INDO RAMA SYNTHETIC (LR) ..........      7,849
        500      SHIMAMAURA CO LTD ....................          9
  1,720,000      TEIJIN LTD ...........................      3,611
  2,161,000      TORAY INDUSTRIES, INC ................      9,723
    661,000      TOYOBO CO LTD ........................        803
    194,000     oUNITIKA LTD ..........................        104
                                                       -----------
                                                            47,475
                                                       -----------
                MISCELLANEOUS FOOD AND KINDRED
                 PRODUCTS--0.24%
    211,000      ARIAKE JAPAN CO LTD ..................      6,897
    144,000     oASIA FOOD & PROPERTIES LTD ...........         22
     10,800     oASIA FOOD & PROPERTIES
                  WTS 07/12/02 ........................          1
    522,839      BRL HARDY LTD ........................      1,609
    162,600      GOLDEN ENTERPRISES, INC ..............      1,098
    100,000      GRUPO INDUSTRIAL BIMBO S.A. DE CV
                  SERIES A ............................        949
    323,000      HOUSE FOODS CORP .....................      4,223
    101,000      KATOKICHI CO LTD .....................      1,251
    124,000      MARUHA CORP ..........................        113
    881,100      MCCORMICK & CO, INC (NON-VOTE) .......     24,671
    110,000      MEFOS LTD ............................        770
     66,351      NESTLE S.A. (REGD) ...................     99,577
  1,089,000     oNIPPON SUISAN KAISHA LTD .............      1,382
    187,000      NISSIN FOOD PRODUCTS CO LTD ..........      3,409
     12,300     oPASCUAL HERMANOS S.A .................          4
     69,233      SANTISTA ALIMENTOS S.A ...............         96
     65,000      SKYLARK CO LTD .......................        625
  1,236,400      UNILEVER NV CERTIFICATES .............     76,234
    327,320      UNIVERSAL FOODS CORP .................     13,829
                                                       -----------
                                                           236,760
                                                       -----------
                MISCELLANEOUS FOOD STORES--0.03%
     91,930      CASINO GUICHARD-PERRACHON S.A ........      5,119
     41,250      JERONIMO MARTINS SGPS S.A ............      1,310
    112,300      NATURES SUNSHINE PRODUCTS, INC .......      2,920
     23,800     oSONAE INVESTIMENTOS SGPS S.A .........        964
    532,800     oSTARBUCKS CORP .......................     20,446
                                                       -----------
                                                            30,759
                                                       -----------
                MISCELLANEOUS FURNITURE AND
                 FIXTURES--0.00%
    252,900      SHELBY WILLIAMS INDUSTRIES, INC ......      4,173
                                                       -----------

                MISCELLANEOUS GENERAL MERCHANDISE
                 STORES--0.04%
    378,575      CASEYS GENERAL STORES, INC ...........      9,606
    845,746      DOLLAR GENERAL CORP ..................     30,658
    215,876      SPECIALTY STORES LTD .................        155
     42,000      WOOLTRU LTD ..........................        147
     61,000      WOOLTRU LTD (CLASS N) (NON-VOTE) .....        192
                                                       -----------
                                                            40,758
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MISCELLANEOUS INVESTING--0.57%
     11,900      ALEXANDRIA REAL ESTATE EQUITIES, INC .$       376
     27,400      ALLIED CAPITAL COMMERCIAL CORP .......        911
      7,600      AMBASSADOR APARTMENTS, INC ...........        156
     32,400      AMERICAN GENERAL HOSPITALITY CORP ....        867
     87,100      AMERICAN HEALTH PROPERTIES, INC ......      2,401
     20,000      AMLI RESIDENTIAL PROPERTIES TRUST ....        445
     79,000      ANGLOVAAL INDUSTRIES LTD .............        146
     97,500      APARTMENT INVESTMENT &
                  MANAGEMENT CO .......................      3,583
    168,600      ARDEN REALTY GROUP, INC ..............      5,184
     37,600      ASSOCIATED ESTATES REALTY CORP .......        891
    311,000      AVALON PROPERTIES, INC ...............      9,622
    121,900      BAY APARTMENT COMMUNITIES, INC .......      4,754
  3,999,800    #oBB BIOVENTURES L.P. ..................      4,000
     18,700      BEDFORD PROPERTY INVESTORS, INC ......        409
     71,400      BERKSHIRE REALTY CO, INC .............        857
     37,800      BOYKIN LODGING CO ....................        999
     47,499      BRADLEY REAL ESTATE, INC .............        997
    167,900      BRE PROPERTIES, INC (CLASS A) ........      4,722
    35,500       BURNHAM PACIFIC PROPERTIES, INC ......        544
     29,100     oCAMBRIDGE SHOPPING CENTERS LTD .......        293
     94,500      CAMDEN PROPERTY TRUST ................      2,930
    957,436      CAPSTEAD MORTGAGE CORP ...............     19,089
    205,000      CARRAMERICA REALTY CORP ..............      6,496
    510,000     oCASTELLUM AB .........................      5,078
     72,000      CBL & ASSOCIATES PROPERTIES, INC .....      1,778
     46,900      CENTERPOINT PROPERTIES CORP ..........      1,647
     24,500      CHARLES E. SMITH RESIDENTIAL REALTY ..        870
     53,000      CHATEAU PROPERTIES, INC ..............      1,670
     37,600      CHELSEA GCA REALTY, INC ..............      1,436
     34,600      COLONIAL PROPERTIES TRUST ............      1,042
     28,800      COMMERCIAL NET LEASE REALTY, INC .....        515
    104,500     oCORNERSTONE PROPERTIES, INC ..........      2,005
     24,700      COUSINS PROPERTIES, INC ..............        724
    959,400      CRESCENT REAL ESTATE EQUITIES, INC ...     37,776
     72,410     oCRESECENT OPERATING, INC .............      1,774
     82,600      CRIIMI MAE, INC ......................      1,239
     17,500      CROWN AMERICAN REALTY TRUST ..........        163
    119,800      DEVELOPERS DIVERSIFIED REALTY CORP ...      4,582
    298,630      DUKE REALTY INVESTMENTS, INC .........      7,242
    169,979      DYNEX CAPITAL, INC ...................      2,263
     13,400      EASTGROUP PROPERTIES, INC ............        290
     42,289     oECHELON INTERNATIONAL CORP ...........        949
    115,600      EQUITY INNS, INC .....................      1,705
    635,290     oEQUITY OFFICE PROPERTIES TRUST .......     20,051
    446,912      EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO ............................     22,597
     19,700      ESSEX PROPERTY TRUST, INC ............        690
     58,500      EXCEL REALTY TRUST, INC ..............      1,843
    138,100      FEDERAL REALTY INVESTMENT TRUST ......      3,556
    567,600      FELCOR SUITE HOTELS, INC .............     20,150
    345,800      FIRST INDUSTRIAL REALTY TRUST, INC ...     12,492
     60,700      FIRST UNION REAL ESTATE INVESTMENTS ..        986
    195,700      GENERAL GROWTH PROPERTIES, INC .......      7,070
    113,000     oGLENBOROUGH REALTY TRUST, INC ........      3,348
    153,900      GLIMCHER REALTY TRUST ................      3,472
     24,400      GREAT LAKES REIT, INC ................        474
    638,700      HEALTH AND RETIREMENT
                  PROPERTY TRUST ......................     12,774
     95,400      HEALTH CARE PROPERTY
                  INVESTORS, INC ......................      3,607
     64,177      HEALTH CARE REIT, INC ................      1,805
     60,000      HEALTHCARE REALTY TRUST, INC .........      1,736
    259,900      HIGHWOODS PROPERTIES, INC ............      9,665

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MISCELLANEOUS INVESTING--(CONTINUED)
      2,600      HOME PROPERTIES OF NEW YORK, INC .....$        71
     97,553     oHOMESTEAD VILLAGE, INC ...............      1,469
     18,300     oHORIZON GROUP, INC ...................        200
    143,000      HOSPITALITY PROPERTIES TRUST .........      4,701
     11,400      IMPERIAL CREDIT MORTGAGE HOLDINGS ....        204
    963,240      INMC MORTGAGE HOLDINGS, INC ..........     22,576
     81,200      INNKEEPERS USA TRUST .................      1,259
     47,100      IRT PROPERTY CO ......................        556
     14,200      IRVINE APARTMENT COMMUNITIES, INC ....        452
     39,000      JDN REALTY CORP ......................      1,263
     75,000      JP REALTY, INC .......................      1,945
    178,200      KEPPEL LAND LTD ......................        245
     43,000      KILROY REALTY CORP ...................      1,236
    303,150      KIMCO REALTY CORP ....................     10,686
      1,400      KOGER EQUITY, INC ....................         31
    298,500      LIBERTY PROPERTY TRUST CO ............      8,526
    495,100      LNR PROPERTY CORP ....................     11,697
     33,700      LTC PROPERTIES, INC ..................        699
     81,200      MACERICH CO ..........................      2,314
    271,300      MACK-CALI REALTY CORP ................     11,123
     73,600      MANUFACTURED HOME
                  COMMUNITIES, INC ....................      1,987
    866,644     oMEDITRUST CORP PAIRED ................     31,741
      8,927      MELCO INTERNATIONAL
                  DEVELOPMENT LTD .....................          2
     30,300      MERIDIAN INDUSTRIAL TRUST, INC .......        773
    361,456      MERRY LAND & INVESTMENT CO, INC ......      8,268
     28,800      MGI PROPERTIES, INC ..................        691
     15,600      MID-AMERICA APARTMENT
                  COMMUNITIES, INC ....................        446
     40,000      MILLS CORP ...........................        980
     37,800      NATIONAL GOLF PROPERTIES, INC ........      1,240
     80,900      NATIONAL HEALTH INVESTORS, INC .......      3,388
    181,100      NATIONWIDE HEALTH PROPERTIES, INC ....      4,618
    490,228      NEW PLAN REALTY TRUST ................     12,501
     26,000      OMEGA HEALTHCARE INVESTORS, INC ......      1,004
     33,600      PACIFIC GULF PROPERTIES, INC .........        798
    150,804      PATRIOT AMERICAN HOSPITALITY, INC ....      4,345
      1,400     oPEC ISRAEL ECONOMIC CORP .............         30
     98,340      POST PROPERTIES, INC .................      3,995
    186,400      PRENTISS PROPERTIES TRUST ............      5,208
     18,300      PRICE ENTERPRISES, INC ...............        334
     15,800      PRICE REIT, INC ......................        647
      4,575     oPRICESMART, INC ......................         80
     38,300      PRIME RETAIL, INC ....................        543
    466,900      PUBLIC STORAGE, INC ..................     13,715
     87,200      REALTY INCOME CORP ...................      2,218
    156,100      RECKSON ASSOCIATES REALTY CORP .......      3,961
    193,400      REDWOOD TRUST, INC ...................      3,941
     29,100      REGENCY REALTY CORP ..................        806
    337,800      RFS HOTEL INVESTORS, INC .............      6,735
      5,900      SAUL CENTERS, INC ....................        107
     61,225      SECURITY CAPITAL ATLANTIC, INC .......      1,293
     33,398     oSECURITY CAPITAL GROUP, INC
                  WTS 09/18/98 ........................        175
     25,500      SECURITY CAPITAL INDUSTRIAL TRUST ....        634
    592,728      SECURITY CAPITAL PACIFIC TRUST .......     14,374
     98,900      SHURGARD STORAGE CENTERS, INC ........      2,868
    601,160      SIMON DEBARTOLO GROUP, INC ...........     19,650
  1,781,012      SINO LAND CO .........................      1,075
     17,400      SOVRAN SELF STORAGE, INC .............        564
    264,100      SPIEKER PROPERTIES, INC ..............     11,323
     15,100      STORAGE TRUST REALTY .................        397
    113,300      STORAGE USA, INC .....................      4,525
     52,000      SUMMIT PROPERTIES, INC ...............      1,099

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     62,900      SUN COMMUNITIES, INC .................$     2,260
     21,700      SUNSTONE HOTEL INVESTORS, INC ........        374
      1,900      TANGER FACTORY OUTLET CENTERS, INC ...         58
    615,600      TAUBMAN CENTERS, INC .................      8,003
    187,581      THORNBURG MORTGAGE ASSET CORP ........      3,095
     29,000      TOWN & COUNTRY TRUST .................        513
     54,700      TRINET CORPORATE REALTY TRUST, INC ...      2,116
    792,151      UNITED DOMINION REALTY TRUST, INC ....     11,041
      5,900      UNIVERSAL HEALTH REALTY
                  INCOME TRUST ........................        129
     18,700      URBAN SHOPPING CENTERS, INC ..........        652
    161,100      VORNADO REALTY TRUST .................      7,562
     15,800      WALDEN RESIDENTIAL PROPERTIES, INC ...        403
     66,800      WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ....................      1,119
     22,400      WEEKS CORP ...........................        717
      5,425     oWELLSFORD REAL PROPERTIES, INC .......         85
     45,200      WESTFIELD AMERICA, INC ...............        768
      7,600      WINSTON HOTELS, INC ..................        100
                                                       -----------
                                                           565,063
                                                       -----------

                MISCELLANEOUS MANUFACTURES--0.10%
    507,800      ARMSTRONG WORLD INDUSTRIES, INC ......     37,958
    432,574     oAUTOTOTE CORP (CLASS A) ..............      1,054
    359,400     oBLYTH INDUSTRIES, INC ................     10,760
    618,900      BRADY (W.H.) CO (CLASS A) ............     19,186
     13,300      CCL INDUSTRIES, INC (CLASS B) ........        158
      1,738     oDLW AG ...............................        198
    630,388      INTERNATIONAL GAME TECHNOLOGY CO .....     15,917
      1,700     oLYDALL, INC ..........................         33
  3,402,378      PACIFIC DUNLOP LTD ...................      7,205
      2,600     oRADEX HERAKLITH INDUSTRIEBETEIL AG ...         89
     62,300     oSODAK GAMING, INC ....................        397
     68,000     oVARITRONIX INTERNATIONAL LTD .........        117
    295,400     oWMS INDUSTRIES, INC ..................      6,240
                                                       -----------
                                                            99,312
                                                       -----------

                MISCELLANEOUS METAL ORES--0.10%
     86,200      ABERFOYLE LTD ........................        140
    134,000     oACINDAR S.A. (CLASS B) ...............        319
     35,065      ALCAN ALUMINIUM CO LTD (U.S.) ........        969
      1,733      ALUSUISSE LONZA HOLDINGS AG (BR) .....      1,655
      7,095      ALUSUISSE LONZA HOLDINGS AG (REGD) ...      6,825
    489,409      ASHTON MINING LTD ....................        430
    164,800      CAMECO CORP ..........................      5,343
    262,100      DELTA GOLD NL ........................        276
     33,500      ELKEM AS .............................        445
    711,000      FURUKAWA ELECTRIC CO LTD .............      3,057
    144,000      GRUPO MEXICO S.A. SERIES B ...........        536
     88,236      HULLAS DEL COTO CORTES S.A ...........      1,853
      5,746      IMETAL S.A ...........................        714
     19,300      IMPALA PLATINUM HOLDINGS LTD .........        184
    110,000      INDUSTRIAS PENOLES S.A ...............        490
    539,000      JAPAN ENERGY CORP ....................        510
    376,109      JOHNSON MATTHEY PLC ..................      3,351
    726,600      MALAYSIA MINING CORP BERHAD ..........        286
  6,621,470      MIM HOLDINGS LTD .....................      4,056
  2,225,000      MITSUBISHI MATERIALS CORP ............      3,594
  2,508,000      MITSUI MINING & SMELTING CO LTD ......     10,107
    647,155     oNEWCREST MINING LTD ..................        704
  1,549,000      NIPPON LIGHT METAL CO LTD ............      2,264
  2,298,051      NORTH LTD ............................      6,053
     52,500      PLUTONIC RESOURCES LTD ...............        146
  1,950,426      QCT RESOURCES LTD ....................      1,576
    289,292      RGC LTD ..............................        441
     88,600      RIO ALGOM LTD ........................      1,495
  1,109,169      RIO TINTO LTD ........................     12,939
    150,000      RIO TINTO PLC (BR) ...................      1,814

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MISCELLANEOUS METAL ORES--(CONTINUED)
    532,271      RIO TINTO PLC (REGD) .................$     6,179
    518,008      SMITH (HOWARD) LTD ...................      4,300
    290,300     oSONS OF GWALIA NL ....................        662
     46,000     oSTILLWATER MINING CO .................        771
    121,000      STRAITS TRADING CO ...................        144
    577,000      SUMITOMO METAL MINING CO LTD .........      1,908
     39,300     oUNION MINIERE GROUP S.A ..............      2,726
      1,300      VAAL REEFS EXPLORATION & MINING
                  CO LTD ..............................         52
  3,798,213      WMC LTD ..............................     13,241
                                                       -----------
                                                           102,555
                                                       -----------

                MISCELLANEOUS NONDURABLE
                 GOODS--0.01%
     95,900     oDEPARTMENT 56, INC ...................      2,757
    115,150      RUSS BERRIE & CO, INC ................      3,023
  1,062,380      SWEDISH MATCH CO .....................      3,548
                                                       -----------
                                                             9,328
                                                       -----------

                MISCELLANEOUS NONMETALLIC MINERAL
                 PRODUCTS--0.32%
  1,114,200      CERAMCO CORP LTD .....................        938
  3,881,600      MINNESOTA MINING &
                  MANUFACTURING CO ....................    318,534
                                                       -----------
                                                           319,472
                                                       -----------

                MISCELLANEOUS NONMETALLIC
                 MINERALS--0.00%
    258,800      JOHNS MANVILLE CORP ..................      2,604
                                                       -----------

                MISCELLANEOUS PERSONAL
                 SERVICES--0.03%
    612,300      BLOCK (H&R), INC .....................     27,439
     90,100     oTHERMOLASE CORP ......................        946
                                                       -----------
                                                            28,385
                                                       -----------

                MISCELLANEOUS PETROLEUM AND COAL
                 PRODUCTS--0.48%
    335,600      AMERADA HESS CORP ....................     18,416
 29,531,580      ENTE NAZIONALE IDROCARBURI S.P.A .....    167,650
  4,777,726     oTEXACO, INC ..........................    259,789
    216,500     oWD-40 CO .............................      6,279
    674,400      WITCO CORP ...........................     27,524
                                                       -----------
                                                           479,658
                                                       -----------

                MISCELLANEOUS PLASTICS
                 PRODUCTS, NEC--0.63%
     79,647      AFRICAN OXYGEN LTD ...................        214
    384,413      APTARGROUP, INC ......................     21,335
      8,000     oBARMAG AG ............................      1,735
     34,000      CYDSA S.A. SERIES A ..................         97
  1,010,000      DENKI KAGKU KOGYO ....................      1,530
  2,168,900      DOW CHEMICAL CO ......................    220,143
      2,800     oFURON CO .............................         58
    219,750      MIRAI INDUSTRY CO LTD ................      2,451
  4,245,800      MONSANTO CO ..........................    178,324
    839,600      PREMARK INTERNATIONAL, INC ...........     24,348
  1,172,300      RAYCHEM CORP .........................     50,482
    931,000      RUBBERMAID, INC ......................     23,275
    417,677      SCHULMAN (A.), INC ...................     10,494
    455,600     oSEALED AIR CORP ......................     28,133
    848,780      SOLUTIA, INC .........................     22,652
      2,900      SPARTECH CORP ........................         44
    236,200     oSYNETIC, INC .........................      8,621
    266,995      TREDEGAR INDUSTRIES, INC .............     17,588
    594,300      TUPPERWARE CORP ......................     16,566
    155,780      WHITE MARTINS S.A ....................        228
                                                       -----------
                                                           628,318
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MISCELLANEOUS PRIMARY METAL
                 PRODUCTS--0.00%
    367,100     oFANSTEEL, INC ........................ $    3,120
     19,000     oSPECIAL METALS CORP ..................        342
                                                       -----------
                                                             3,462
                                                       -----------

                MISCELLANEOUS PUBLISHING--0.02%
     62,270      FILIPACCHI MEDIAS S.A ................     12,938
     36,900     oINDEPENDENT NEWSPAPERS PLC ...........        202
    177,000      KOMORI CORP ..........................      2,641
  1,272,000      SOUTH CHINA MORNING POST .............        895
                                                       -----------
                                                            16,676
                                                       -----------

                MISCELLANEOUS SHOPPING
                 GOOD STORES--0.28%
      9,300     oAMAZON. COM, INC .....................        560
    305,100     oBARNES & NOBLE, INC ..................     10,183
    802,900     oBORDERS GROUP, INC ...................     25,141
    170,400     oFABRI-CENTERS OF AMERICA (CLASS A) ...      3,802
    245,800     oFABRI-CENTERS OF AMERICA (CLASS B) ...      5,085
     42,061      GUILBERT S.A .........................      5,999
    249,278      HANCOCK FABRICS, INC .................      3,615
    256,300     oJUMBOSPORTS, INC .....................        384
     74,900     oMICHAELS STORES, INC .................      2,191
  1,554,498     oOFFICE DEPOT, INC ....................     37,211
  1,732,700     oOFFICEMAX, INC .......................     24,691
     96,000      PLAYMATES TOYS HOLDINGS LTD ..........          9
    537,700     oTHE SPORTS AUTHORITY, INC ............      7,931
  4,588,741     oTOYS R US, INC .......................    144,259
    375,000     oZALE CORP ............................      8,625
                                                       -----------
                                                           279,686
                                                       -----------

                MISCELLANEOUS TEXTILE GOODS--0.01%
    178,500     oGOLD ZACK AG .........................     13,104
     17,100     oPOLYMER GROUP, INC ...................        162
                                                       -----------
                                                            13,266
                                                       -----------

                MISCELLANEOUS TRANSPORTATION
                 EQUIPMENT--0.01%
    551,800      ARCTIC CAT, INC ......................      5,346
    139,700      FLEETWOOD ENTERPRISES, INC ...........      5,929
        400     oTHOR INDUSTRIES, INC .................         14
                                                       -----------
                                                            11,289
                                                       -----------

                MISCELLANEOUS WOOD
                 PRODUCTS--0.05%
     10,700     oABT BUILDING PRODUCTS CORP ...........        193
  2,048,980      AMCOR LTD ............................      9,012
     85,970      CARTIERE BURGO S.P.A .................        515
     98,000     oDAISHOWA PAPER MANUFACTURING
                  CO LTD ..............................        543
    110,000      JAYA TIASA HOLDINGS BERHAD ...........        202
     73,300      MADERAS Y SINTETICOS S.A. ADR ........        696
    118,000      MITSUBISHI PAPER MILLS LTD ...........        166
     16,000      MO OCH DOMSJO AB SERIES B FREE .......        413
  1,455,000      NIPPON PAPER INDUSTRIES CO ...........      5,729
     22,500      NORSKE SKOGINDUSTRIER SERIES A .......        653
      2,400      NORSKE SKOGINDUSTRIER SERIES B .......         65
  1,310,666      OJI PAPER CO LTD .....................      5,232
    406,140      SCA AB SERIES B ......................      9,137
     88,000     oSETTSU CORP ..........................         45
  1,643,371      STOCKLAND TRUST GROUP (UNITS) ........      3,809
    454,450      STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE .......................      5,727
    122,250      STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE .......................      1,518
    173,900      ZURN INDUSTRIES, INC .................      5,467
                                                       -----------
                                                            49,122
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                MOBILE HOME DEALERS--0.02%
    514,500      OAKWOOD HOMES CORP ...................$    17,075
                                                       -----------

                MORTGAGE BANKERS AND
                 BROKERS--0.40%
    190,700      AAMES FINANCIAL CORP .................      2,467
    273,800      AMMB HOLDINGS BERHAD .................        179
    150,000     oBHW HOLDINGS AG ......................      2,461
     99,400     oCITYSCAPE FINANCIAL CORP .............         50
     21,400     oCONTIFINANCIAL CORP ..................        539
    611,095      COUNTRYWIDE CREDIT INDUSTRIES, INC ...     26,201
      3,300     oDELTA FINANCIAL CORP .................         44
  5,277,934      FIRST UNION CORP .....................    270,494
        500      FUND AMERICAN ENTERPRISES
                  HOLDINGS, INC .......................         61
  1,026,800      GREEN TREE FINANCIAL CORP ............     26,889
     67,400     oHOMESIDE, INC ........................      1,858
      2,500     oIMC MORTGAGE CO ......................         30
    450,800     oIMPERIAL CREDIT INDUSTRIES, INC ......      9,241
    286,200      PMI GROUP, INC .......................     20,696
    291,748      PULTE CORP ...........................     12,199
      2,625      RESOURCE BANCSHARES
                  MORTGAGE GROUP, INC .................         43
    285,700      RYLAND GROUP, INC ....................      6,714
        946      SIRROM CAPITAL CORP ..................         49
        700     oSOUTHERN PACIFIC FUNDING CORP ........          9
    283,000      UNITED COS FINANCIAL CORP ............      4,387
    268,504      UNITRIN, INC .........................     17,352
                                                       -----------
                                                           401,963
                                                       -----------

                MOTION PICTURE PRODUCTION AND
                 SERVICES--0.66%
  5,974,110      DISNEY (WALT) CO .....................    591,810
    140,900      KING WORLD PRODUCTIONS, INC ..........      8,137
  1,540,848     oLIBERTY MEDIA GROUP (CLASS A) ........     55,856
    250,000      FILMES LUSOMUNDO (NON-VOTE) ..........      2,291
     94,600     oPIXAR, INC ...........................      2,046
     29,500     oSPELLING ENTERTAINMENT GROUP, INC ....        207
    266,000      TOEI CO ..............................        972
                                                       -----------
                                                           661,319
                                                       -----------

                MOTION PICTURE THEATERS--0.02%
    132,750     oAMC ENTERTAINMENT, INC ...............      2,954
     44,080     oGC COS, INC ..........................      2,088
    166,808      HARCOURT GENERAL, INC ................      9,133
        900     oMOVIE GALLERY, INC ...................          3
    160,000     oREGAL CINEMAS, INC ...................      4,460
                                                       -----------
                                                            18,638
                                                       -----------

                MOTOR VEHICLES AND EQUIPMENT--2.06%
    135,200      ARVIN INDUSTRIES, INC ................      4,504
    843,374      AUTOLIV, INC .........................     27,620
  2,263,895      BRIDGESTONE CORP .....................     49,275
  4,222,558      CHRYSLER CORP ........................    148,581
    182,600      COACHMEN INDUSTRIES, INC .............      3,937
     61,000     oCONSORCIO G GRUPO DINA S.A. DE CV ....         83
    236,000      CYCLE & CARRIAGE LTD .................        973
  1,062,060      DAIMLER BENZ AG ......................     74,541
  1,157,780      DANA CORP ............................     54,995
    192,700      DANAHER CORP .........................     12,164
    977,400      DENSO CORP ...........................     17,665
    872,034      EATON CORP ...........................     77,829
    341,200      ECHLIN, INC ..........................     12,347
        600      EXCEL INDUSTRIES, INC ................         11
    355,000      EXEDY CORP ...........................      2,700
      7,500      FABRICA DE AUTOMOVILES RENAULT S.A ...        185

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    357,300      FAG KUGELFISCHER (GEORGE)
                  SCHAEFER AG .........................$     4,719
  7,126,884      FIAT S.P.A ...........................     20,754
    366,667      FIAT S.P.A. (PRIV) ...................        560
    296,997      FIAT S.P.A. DI RISP ..................        492
  9,575,148      FORD MOTOR CO ........................    466,190
  1,022,755      FUTURIS CORP LTD .....................      1,120
  6,017,476      GENERAL MOTORS CORP ..................    364,809
  1,626,640      GENERAL MOTORS CORP (CLASS H) ........     60,084
     89,120     oHAYES LEMMERZ INTERNATIONAL, INC .....      2,495
  1,944,000      HONDA MOTOR CO LTD ...................     71,617
  1,193,000      ILLINOIS TOOL WORKS, INC .............     71,729
  1,604,300     oLEAR CORP ............................     76,204
     20,000      LUCASVARITY PLC ADR ..................        698
    118,000      MAGNA INTERNATIONAL, INC .............      7,388
      5,000      MAN AG (STAMM) .......................      1,449
  2,537,947      MERITOR AUTOMOTIVE, INC ..............     53,456
    203,870      MODINE MANUFACTURING CO ..............      6,957
    726,900     oNAVISTAR INTERNATIONAL CORP ..........     18,036
  3,394,000      NISSAN MOTOR CO LTD ..................     14,096
    208,700      PACCAR, INC ..........................     10,957
      7,922      PENDRAGON PLC ........................         35
    415,000      PERUSAHAAN OTOMOBIL NASIONAL
                  BERHAD ..............................        405
     91,606      PEUGEOT S.A ..........................     11,557
    160,000      PININFARINA S.P.A ....................      2,916
  2,686,649      PIRELLI S.P.A ........................      7,193
     97,500      REGAL-BELOIT CORP ....................      2,882
     51,771      RENAULT ARGENTINA S.A ................         72
    297,375      SIMPSON INDUSTRIES, INC ..............      3,494
     87,200      SMITH (A.O.) CORP ....................      3,684
    346,750      SPARTAN MOTORS, INC ..................      2,146
      3,900      SPX CORP .............................        269
     64,894     oSTRATTEC SECURITY CORP ...............      1,655
    119,000       SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC ..................      3,191
    493,000      TAN CHONG MOTOR HOLDINGS BERHAD ......        215
    500,000     oTATA ENGINEERNG &
                  LOCOMOTIVE CO LTD ...................      4,168
    341,100      TELEFLEX, INC ........................     12,877
  6,366,880      TOYOTA MOTOR CORP ....................    183,139
    150,512      VALEO S.A ............................     10,213
     47,340      VOLKSWAGEN AG ........................     26,644
    143,000      VOLVO AB SERIES A ....................      3,821
    711,470      VOLVO AB SERIES B FREE ...............     19,099
    274,150      WABASH NATIONAL CORP .................      7,796
      5,000      WALBRO CORP ..........................         67
    399,100      WINNEBAGO INDUSTRIES, INC ............      3,542
    167,000      YAMAHA CORP ..........................      1,901
                                                       -----------
                                                         2,054,201
                                                       -----------

                MOTOR VEHICLES, PARTS, AND
                 SUPPLIES--0.04%
    155,700     oAPS HOLDING CORP .....................        389
    125,000      EDARAN OTOMOBIL NASIONAL BERHAD ......        255
    965,800      GENUINE PARTS CO .....................     32,777
    204,000     oINSURANCE AUTO AUCTIONS, INC .........      2,346
     43,503      MCCARTHY RETAIL LTD ..................         89
    223,050     oTBC CORP .............................      2,133
                                                       -----------
                                                            37,989
                                                       -----------

                MOTORCYCLES, BICYCLES, AND
                 PARTS--0.05%
  1,612,100      HARLEY DAVIDSON, INC .................     44,131
    264,225      HUFFY CORP ...........................      3,567
                                                       -----------
                                                            47,698
                                                       -----------
                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                NATURAL GAS LIQUIDS--0.10%
    903,700      COLUMBIA GAS SYSTEMS, INC ............$    70,997
     74,100      NEW JERSEY RESOURCES CORP ............      2,969
    419,182     oTEJAS GAS CORP .......................     25,675
                                                       -----------
                                                            99,641
                                                       -----------

                NEW AND USED CAR DEALERS--0.06%
  1,342,900     oAUTOZONE, INC ........................     38,944
     24,600      DART GROUP CORP (CLASS A) ............      2,854
  5,019,512      INCHCAPE PLC .........................     13,338
     98,700     oUGLY DUCKLING CORP ...................        839
                                                       -----------
                                                            55,975
                                                       -----------

                NEWSPAPERS--0.59%
     20,052      AGENCE HAVAS S.A .....................      1,443
    190,400      BELO (A.H.) CORP SERIES A ............     10,686
    180,400      BELO (A.H.) CORP SERIES B ............     10,125
    145,500      CENTRAL NEWSPAPERS, INC (CLASS A) ....     10,758
        400      DOW JONES & CO, INC ..................         21
    416,800      DOW JONES & CO, INC (CLASS B) ........     22,377
  2,050,150      ELSEVIER UTIGEVERSMIJ NV .............     33,170
  1,124,000      EMAP PLC .............................     16,784
  1,949,300      GANNETT CO, INC ......................    120,491
    415,400      HARTE-HANKS COMMUNICATIONS, INC ......     15,422
      5,100      HOLLINGER INTERNATIONAL, INC .........         71
     42,300     oJOURNAL REGISTER CO ..................        888
    486,200      KNIGHT-RIDDER, INC ...................     25,282
    414,800      LEE ENTERPRISES, INC .................     12,263
     14,400      LEE ENTERPRISES, INC (CLASS B) .......        426
      3,300      MCLATCHY NEWSPAPERS, INC
                  (CLASS A) ...........................         90
    168,200      MEDIA GENERAL, INC (CLASS A) .........      7,033
      9,000     oNEW STRAITS TIMES PRESS BERHAD .......         11
    598,916      NEW YORK TIMES CO (CLASS A) ..........     39,603
  6,333,056      NEWS CORP LTD ........................     34,952
  1,189,471      NEWS CORP LTD ADR (LTD-VOTE) .........     23,641
  1,546,000      ORIENTAL PRESS GROUP .................        469
     60,000     oORIENTAL PRESS GROUP WTS 02/10/98 ....          1
      1,200      PULITZER PUBLISHING CO ...............         75
     86,700      QUEBECOR, INC (CLASS B) ..............      1,557
     72,300      RURAL PRESS LTD ......................        207
    382,265      SCRIPPS (E.W.) CO (CLASS A) ..........     18,516
    172,280      SINGAPORE PRESS HOLDINGS LTD (FR) ....      2,157
    191,200      SOUTHAM, INC .........................      3,641
    168,159      TIMES MIRROR CO SERIES A .............     10,342
    762,159      TIMES MIRROR CO SERIES C .............     46,873
     40,350      TORSTAR CORP (CLASS B) ...............      1,410
  1,262,200      TRIBUNE CO ...........................     78,572
    428,000      VERENIGDE NEDERLANDSE
                  UITGEVERSBED ........................     12,076
     50,700      WASHINGTON POST CO (CLASS B) .........     24,666
                                                       -----------
                                                           586,099
                                                       -----------

                NONFERROUS FOUNDRIES
                 (CASTINGS)--0.01%
    293,500      STANDEX INTERNATIONAL CORP ...........     10,346
                                                       -----------

                NONFERROUS ROLLING AND
                 DRAWING--0.06%
      9,400     oAFC CABLE SYSTEMS, INC ...............        280
    296,300      BELDEN, INC ..........................     10,445
    239,000     oCABLE DESIGN TECHNOLOGIES CO .........      9,291
      4,500      CENTURY ALUMINUM CO ..................         61
      3,000     oCHASE INDUSTRIES, INC ................         77

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

      9,000      COMMONWEALTH INDUSTRIES, INC .........$       131
    510,533     oCOMMSCOPE, INC .......................      6,860
     38,600     oENCORE WIRE CORP .....................      1,185
     80,300     oESSEX INTERNATIONAL, INC .............      2,389
     91,100     oGENERAL CABLE CORP ...................      3,297
     54,600      MADECO S.A. ADR ......................        833
     91,700     oMUELLER INDUSTRIES, INC ..............      5,410
      3,900      NKT HOLDINGS AS ......................        311
     84,200     oOREGON METALLURICAL CORP .............      2,810
    222,500     oRMI TITANIUM CO ......................      4,450
     21,700     oSUPERIOR TELECOM, INC ................        750
    209,500     oWOLVERINE TUBE, INC ..................      6,495
                                                       -----------
                                                            55,075
                                                       -----------

                NONRESIDENTIAL BUILDING
                 CONSTRUCTION--0.03%
  2,465,525      FLETCHER CHALLENGE LTD
                  (BUILDING DIVISION) .................      5,040
  2,000,000      JARVIS PLC ...........................     13,097
    233,360      SKANSKA AB SERIES B FREE .............      9,573
                                                       -----------
                                                            27,710
                                                       -----------

                NONSTORE RETAILERS--0.26%
    111,200      BLAIR CORP ...........................      1,918
     44,500     oBRYLANE, INC .........................      2,192
    112,700     oCDW COMPUTER CENTERS, INC ............      5,874
        400     oDELIA'S, INC .........................          9
    640,400      FINGERHUT COS, INC ...................     13,689
     56,800     oGLOBAL DIRECTMAIL CORP ...............        983
    274,375     oHANOVER DIRECT, INC ..................        806
    260,700     oLANDS END, INC .......................      9,141
    190,490    xoLURIA (L.) & SON, INC ................          1
    155,700     oMICRO WAREHOUSE, INC .................      2,170
      8,900     oMSC INDUSTRIAL DIRECT CO
                  (CLASS A) ...........................        374
     65,000     oNATIONAL MEDIA CORP ..................        211
  4,450,700      SEARS ROEBUCK & CO ...................    201,394
    569,112     oSERVICE MERCHANDISE, INC .............      1,209
    227,700      STANHOME, INC ........................      5,849
    610,300     oVIKING OFFICE PRODUCTS, INC ..........     13,312
                                                       -----------
                                                           259,132
                                                       -----------

                NURSING AND PERSONAL CARE
                 FACILITIES--0.07%
    929,361     oBEVERLY ENTERPRISES, INC .............     12,082
      6,000     oEXTENDICARE, INC (MULTI-VOTE) ........         84
     64,000     oEXTENDICARE, INC (SUB-VOTE)
                  (CLASS A) ...........................        872
    373,600     oGENESIS HEALTH VENTURES, INC .........      9,854
    327,800     oHEALTH CARE & RETIREMENT CORP ........     13,194
    115,937     oLCA-VISION, INC ......................        130
    525,750      MANOR CARE, INC ......................     18,401
    334,400     oMARINER HEALTH GROUP, INC ............      5,434
    132,624     oPARAGON HEALTH NETWORK, INC ..........      2,594
     54,800     oSUNRISE ASSISTED LIVING, INC .........      2,363
                                                       -----------
                                                            65,008
                                                       -----------

                OFFICE FURNITURE--0.05%
    161,300      HON INDUSTRIES, INC ..................      9,517
    401,796      KIMBALL INTERNATIONAL, INC
                  (CLASS B) ...........................      7,408
     24,600     oKNOLL, INC ...........................        790
    231,800      MILLER (HERMAN), INC .................     12,648
    642,319      U.S. INDUSTRIES, INC .................     19,350
                                                       -----------
                                                            49,713
                                                       -----------
                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                OFFICES AND CLINICS OF
                 MEDICAL DOCTORS--0.03%
        200     oINTEGRATED SILICON SOLUTION, INC ..... $        2
    331,200     oMAGELLAN HEALTH SERVICES, INC ........      7,121
      5,000     oNATIONAL SURGERY CENTERS, INC ........        131
    507,187     oPHYCOR, INC ..........................     13,694
    300,100     oPHYSICIAN SALES & SERVICE, INC .......      6,452
    222,700     oPHYSICIANS RESOURCE GROUP, INC .......        974
    106,400     oSIERRA HEALTH SERVICES, INC ..........      3,578
     43,233     oTOTAL RENAL CARE HOLDINGS, INC .......      1,189
                                                       -----------
                                                            33,141
                                                       -----------

                OFFICES AND CLINICS OF
                 DENTISTS--0.00%
    150,300     oORTHODONTIC CENTERS OF
                  AMERICA, INC ........................      2,499
                                                       -----------

               OFFICES OF OTHER HEALTH
                 PRACTITIONERS--0.00%
    305,600     oPHYSICIAN RELIANCE NETWORK, INC ......      3,190
                                                       -----------

               OIL AND GAS EXTRACTION--3.58%
    225,000     oABACAN RESOURCE CORP .................        351
    115,000      ALBERTA ENERGY LTD ...................      2,230
  4,273,500      AMOCO CORP ...........................    363,782
    243,064      ANADARKO PETROLEUM CORP ..............     14,751
    151,944     oANDERSON EXPLORATION LTD .............      1,486
  3,992,688      APACHE CORP ..........................    139,994
  1,905,900      ASHLAND, INC .........................    102,323
    248,060     oBARNETT RESOURCES CORP ...............      7,504
     19,300      BERRY PETROLEUM CO (CLASS A) .........        337
  3,795,000      BRITISH-BORNEO PETROLEUM
                  SYNDICATE PLC .......................     26,413
    101,700     oBROWN (TOM), INC .....................      1,958
  3,373,813      BURLINGTON RESOURCES, INC ............    151,189
    404,300      CABOT OIL & GAS CORP (CLASS A) .......      7,859
    159,694     oCANADIAN NATURAL RESOURCES LTD .......      3,415
    192,369      CANADIAN OCCIDENTAL
                   PETROLEUM LTD ......................      4,348
  3,091,896     oCENTRICA PLC .........................      4,477
    279,100      CHESAPEAKE ENERGY CORP ...............      2,111
    196,800     oCOHO ENERGY, INC .....................      1,796
    810,800      CONSOLIDATED NATURAL GAS CO ..........     49,053
    138,000      CROSS TIMBERS OIL CO .................      3,441
    282,400      DEVON ENERGY CORP ....................     10,872
    532,284     oEEX CORP .............................      4,824
    888,200      ENRON OIL & GAS CO ...................     18,819
    474,480     oEQUITY OIL CO ........................      1,453
 23,408,254      EXXON CORP ...........................  1,432,293
  2,214,248      FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) ...................      7,753
    117,200     oFORCENERGY GAS EXPLORATION, INC ......      3,069
     27,700     oFOREST OIL CORP ......................        457
    203,100     oGREY WOLF, INC .......................      1,092
    401,710     oGULF CANADA RESOURCES LTD ............      2,807
    199,600      HELMERICH & PAYNE, INC ...............     13,548
      3,000     oHUGOTON ENERGY CORP ..................         28
    352,988      IMPERIAL OIL LTD .....................     22,692
    215,500      KCS ENERGY, INC ......................      4,472
    486,700      KERR-MCGEE CORP ......................     30,814
      4,300     oLOUIS DREYFUS NATURAL GAS CORP .......         80
    212,844     oMCMORAN OIL & GAS CO .................        685
    587,700     oMETHANEX CORP ........................      4,661
    250,200      MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A) .....................      7,350

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    374,000      MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) ......................   $ 10,893
  8,633,598      MOBIL CORP ...........................    623,238
    231,800     oNEW HORIZONS WORLDWIDE, INC ..........      3,332
    223,500     oNEWFIELD EXPLORATION CO ..............      5,210
     67,000      NOBLE AFFILIATES, INC ................      2,362
    269,600      NORCEN ENERGY RESOURCES LTD ..........      3,090
    521,016      NOVUS PETROLEUM LTD ..................      1,358
    175,900     oNUEVO ENERGY CO ......................      7,168
      3,000     oNUMAC ENERGY, INC ....................         12
  3,068,747      OCCIDENTAL PETROLEUM CORP ............     89,953
        500     oOCELOT ENERGY, INC (CLASS B) .........          3
  1,356,200     oORYX ENERGY CO .......................     34,583
     45,407      PETROFINA S.A ........................     16,759
    104,200     oPETROLEUM GEO-SERVICES AS ............      6,572
  2,304,017      PHILLIPS PETROLEUM CO ................    112,033
  1,163,000     oPIONEER NATURAL RESOURCES CO .........     33,654
      2,900     oPLAINS RESOURCES, INC ................         50
    242,700     oPOCO PETROLEUM LTD ...................      2,162
    101,700      POGO PRODUCING CO ....................      3,000
    364,140      QUESTAR CORP .........................     16,250
    255,000      RANGER OIL LTD .......................      1,737
     90,950     oRENAISSANCE ENERGY LTD ...............      1,875
    325,900     oRIGEL ENERGY CORP (U.S.) .............      2,668
  1,401,810     oSANTA FE ENERGY RESOURCES, INC .......     15,770
     44,504     oSEAGULL ENERGY CORP ..................        918
     26,500      SNYDER OIL CORP ......................        484
     74,200      SOUTHWESTERN ENERGY CO ...............        955
     37,700      ST MARY LAND & EXPLORATION CO ........      1,320
      2,000     oSTONE ENERGY CORP ....................         67
      2,400     oSWIFT ENERGY CO ......................         51
    170,515     oTALISMAN ENERGY, INC .................      5,213
      4,000     oTRANSMONTAIGNE OIL CO ................         60
     35,600     oTRANSTEXAS GAS CORP ..................        527
      7,535     oTRITON ENERGY LTD ....................        220
  3,190,091      UNION PACIFIC RESOURCES
                  GROUP, INC ..........................     77,360
    518,200      UNION TEXAS PETROLEUM
                  HOLDINGS, INC .......................     10,785
    125,600     oUNIT CORP ............................      1,209
    108,200      VASTAR RESOURCES, INC ................      3,868
    447,100      VINTAGE PETROLEUM, INC ...............      8,495
     14,400      WICOR, INC ...........................        669
    344,800      WISER OIL CO .........................      4,870
                                                       -----------
                                                         3,567,390
                                                       -----------

                OIL AND GAS FIELD SERVICES--0.79%
    117,400     oBENTON OIL & GAS CO ..................      1,519
    408,935     oBJ SERVICES CO .......................     29,418
     21,700     oBJ SERVICES CO WTS 04/13/00 ..........        997
      1,848     oBUMI ARMADA BERHAD ...................          1
    100,000     oCANADIAN 88 ENERGY CORP ..............        297
    275,990     oCLIFFS DRILLING CO ...................     13,765
     60,000     oDET SONDENJELDS-NORSKE (CLASS A) .....      1,253
    664,600      DIAMOND OFFSHORE DRILLING, INC .......     31,984
     66,000      ENGEN LTD ............................        336
  1,913,300      ENSCO INTERNATIONAL, INC .............     64,096
    515,000     oFALCON DRILLING CO, INC ..............     18,057
  1,202,400     oGLOBAL MARINE, INC ...................     29,459
  1,511,872      HALLIBURTON CO .......................     78,523
     13,800     oHELIKOPTER SERVICES GROUP ASA ........        168
     24,400     oHOUSTON EXPLORATION CO ...............        448
    291,400      IHC CALAND NV ........................     15,121
     58,700     oKELLEY OIL & GAS CORP ................        128
    110,100     oKEY ENERGY GROUP, INC ................      2,388

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                OIL AND GAS FIELD SERVICES--(CONTINUED)
     22,624      KONINKLIJKE PAKHOED HOLDINGS NV ...... $      653
    250,000      LOMAK PETROLEUM, INC .................      4,063
    637,300     oMARINE DRILLING CO, INC ..............     13,224
        200      MCDERMOTT INTERNATIONAL, INC .........          7
    651,400     oNABORS INDUSTRIES, INC ...............     20,478
    460,000     oNEWPARK RESOURCES, INC ...............      8,050
  1,347,679     oNOBLE DRILLING CORP ..................     41,273
     81,800     oOCEAN ENERGY, INC ....................      4,034
    389,600     oOCEANEERING INTERNATIONAL, INC .......      7,695
     15,225      OMV AKTIENGESELLS AG .................      2,106
    513,000      OROGEN MINERALS LTD ..................      1,003
    765,940      PACIFIC ENTERPRISES, INC .............     28,818
    302,200     oPARKER DRILLING CO ...................      3,683
     80,200     oPATTERSON ENERGY, INC ................      3,103
    404,169     oPOOL ENERGY SERVICES CO ..............      8,993
    315,500     oPRIDE INTERNATIONAL, INC .............      7,966
    301,000     oREADING & BATES CORP .................     12,604
    905,400     oROWAN COS, INC .......................     27,615
    718,900      RPC, INC .............................      8,492
    783,360      SCHLUMBERGER LTD .....................     63,060
  2,301,000      SHELL TRANSPORT & TRADING PLC ........     16,715
  2,489,828    +oSMEDVIG A/S SERIES A .................     52,685
    305,357      SMEDVIG A/S SERIES B .................      6,420
     96,960      TECHNIP S.A ..........................     10,234
    552,069      TOTAL S.A ............................     60,107
    706,646      TRANSOCEAN OFFSHORE, INC .............     33,450
    405,700     oTUBOSCOPE, INC .......................      9,762
    103,100     oUNITED MERIDIAN CORP .................      2,900
    210,900     oVERITAS DGC, INC .....................      8,331
    474,401     oWEATHERFORD ENTERRA, INC .............     20,755
    123,888     oWESTERN ATLAS, INC ...................      9,168
                                                       -----------
                                                           785,405
                                                       -----------

                OPERATIVE BUILDERS--0.07%
    313,800      CENTEX CORP ..........................     19,750
    130,800     oFAIRFIELD COMMUNITIES, INC ...........      5,788
    410,700      HILLENBRAND INDUSTRIES, INC ..........     21,023
    565,477      LENNAR CORP ..........................     12,193
     72,000      STANDARD-PACIFIC CORP ................      1,134
    861,000      SUMITOMO REALTY &
                  DEVELOPMENT CO LTD ..................      4,966
        100     oU.S. HOME CORP .......................          4
                                                       -----------
                                                            64,858
                                                       -----------

                OPHTHALMIC GOODS--0.03%
    738,200      BAUSCH & LOMB, INC ...................     29,251
     54,200     oCOOPER COS, INC ......................      2,215
                                                       -----------
                                                            31,466
                                                       -----------

                ORDNANCE AND ACCESSORIES,
                 NEC--0.01%
    184,825     oALLIANT TECHSYSTEMS, INC .............     10,304
     33,400     oCOLEMAN CO, INC ......................        536
    168,800      STRUM, RUGER & CO, INC ...............      3,112
                                                       -----------
                                                            13,952
                                                       -----------

                PAINT, GLASS, AND WALLPAPER
                 STORES--0.00%
    330,700      APOGEE ENTERPRISES, INC ..............      3,927
                                                       -----------

                PAINTS AND ALLIED
                 PRODUCTS--0.07%
      2,100     oCIN-CORPARACAO INDUSTRIAL
                  DO NORTE S.A. .......................        132
      7,840    #oCORIMON C.A. S.A. ADR ................         46
    378,200      DEXTER CORP ..........................     16,334

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    317,525      FERRO CORP ........................... $    7,720
  1,364,000      KANSAI PAINT CO LTD ..................      3,305
    441,477      LILLY INDUSTRIES, INC (CLASS A) ......      9,105
    442,957      RPM, INC .............................      6,755
    678,900      SHERWIN-WILLIAMS CO ..................     18,839
    214,800      VALSPAR CORP .........................      6,847
                                                       -----------
                                                            69,083
                                                       -----------

                PAPER AND PAPER PRODUCTS--0.11%
    124,300     oBOISE CASCADE OFFICE
                  PRODUCTS CORP .......................      1,857
      1,500     oBT OFFICE PRODUCTS
                  INTERNATIONAL, INC ..................         12
    566,400     oCORPORATE EXPRESS, INC ...............      7,292
     11,900     oDAISYTEK INTERNATIONAL CORP ..........        414
  1,353,000      IKON OFFICE SOLUTIONS, INC ...........     38,053
    911,768     oSTAPLES, INC .........................     25,302
  1,175,547     oU.S. OFFICE PRODUCTS CO ..............     23,070
    774,900      UNISOURCE WORLDWIDE, INC .............     11,042
     39,748     oUNITED STATIONERS, INC ...............      1,913
                                                       -----------
                                                           108,955
                                                       -----------

                PAPER MILLS--0.23%
    211,200      ABITIBI-CONSOLIDATED, INC ............      2,944
     92,700      AVENOR, INC ..........................      1,321
    359,143      BOWATER, INC .........................     15,959
    164,000     oCELULOSA ARGENTINA S.A ...............         49
    524,390      CHAMPION INTERNATIONAL CORP ..........     23,761
    411,400      CONSOLIDATED PAPERS, INC .............     21,958
    244,500      DOMTAR, INC ..........................      1,700
     39,300      DONOHUE, INC (CLASS A) ...............        713
    220,000     oENSO OY SERIES R .....................      1,705
  4,618,396      FLETCHER CHALLENGE LTD
                  (PAPER DIVISION) ....................      6,034
    349,000      GLATFELTER (P.H.) CO .................      6,500
     11,100    oINVESTIMENTOS PARTICIPACOES E
                 GESTAO ...............................        130
     19,000     oKORSNAS AB SERIES A ..................        263
    656,800      LONGVIEW FIBRE CO ....................      9,975
  1,229,508      MEAD CORP ............................     34,426
    525,700      PENTAIR, INC .........................     18,892
    132,200      POTLATCH CORP ........................      5,685
    655,224      REXAM PLC ............................      3,218
    219,760      SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC ..................      8,186
    579,079      SMURFIT (JEFFERSON) GROUP PLC ........      1,610
  2,161,000      SPICERS PAPER LTD ....................      2,394
    299,000      UNION CAMP CORP ......................     16,053
    626,132      WAUSAU-MOSINEE PAPER CORP ............     12,601
    969,593      WESTVACO CORP ........................     30,482
                                                       -----------
                                                           226,559
                                                       -----------

                PAPERBOARD CONTAINERS AND
                 BOXES--0.02%
    287,300     oACX TECHNOLOGIES, INC ................      7,021
    310,500     oGAYLORD CONTAINER CO .................      1,785
     53,000     oMALAYSIAN PACIFIC INDUSTRIES
                  BERHAD ..............................        127
  1,018,449     oSTONE CONTAINER CORP .................     10,630
                                                       -----------
                                                            19,563
                                                       -----------

                PAPERBOARD MILLS--0.10%
    403,500      CARAUSTAR INDUSTRIES, INC ............     13,820
    108,600      CHESAPEAKE CORP ......................      3,733
    138,080      DOMTAR, INC ..........................        958
  1,705,263      INTERNATIONAL PAPER CO ...............     73,539
     62,600     oJEFFERSON SMURFIT CORP ...............        884

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                PAPERBOARD MILLS--(CONTINUED)
    252,619      PORTUCEL INDUSTRIA EMPRESA ........... $    1,543
      3,000     oROCK-TENN CO (CLASS A) ...............         62
     11,500      ST. JOE CORP .........................      1,041
                                                       -----------
                                                            95,580
                                                       -----------

                PASSENGER TRANSPORTATION
                 ARRANGEMENT--0.39%
  1,825,000     oAIRTOURS PLC .........................     37,085
  3,503,799      AMERICAN EXPRESS CO ..................    312,714
    527,700     oMESA AIR GROUP, INC ..................      2,606
  1,099,900     oSABRE GROUP HOLDINGS, INC ............     31,760
                                                       -----------
                                                           384,165
                                                       -----------

                PENS, PENCILS, OFFICE, AND
                 ART SUPPLIES--0.01%
     48,230      BIC S.A ..............................      3,522
    159,100      CROSS (A.T.) CO (CLASS A) ............      1,611
    254,800     oNU KOTE HOLDINGS, INC (CLASS A) ......        151
                                                       -----------
                                                             5,284
                                                       -----------

                PENSION, HEALTH, AND WELFARE
                 FUNDS--0.01%
    230,701      AMERICAN ANNUITY GROUP, INC ..........      5,075
                                                       -----------

                PERIODICALS--0.32%
     94,100    xoMARVEL ENTERTAINMENT GROUP, INC ......         47
     79,400      MEREDITH CORP ........................      2,834
    329,200      MEREDITH CORP (CLASS B) ..............     11,748
     77,600      MONDADORI (ARNOLDO) EDITORE S.P.A ....        611
    513,200     oPRIMEDIA, INC ........................      6,479
    567,900      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ................     13,417
    924,750      THOMSON CORP .........................     25,363
  4,053,156      TIME WARNER, INC .....................    251,296
    259,800     oWORLD COLOR PRESS, INC ...............      6,901
                                                       -----------
                                                           318,696
                                                       -----------

                PERSONAL CREDIT INSTITUTIONS--0.23%
    528,500      ACOM CO LTD ..........................     29,266
    182,300      ADVANTA CORP (CLASS A) ...............      4,785
    388,900      ADVANTA CORP (CLASS B) ...............      9,868
    481,500     oAMERICREDIT CORP .....................     13,332
    525,400      BENEFICIAL CORP ......................     43,674
     66,600     oCREDIT ACCEPTANCE CORP ...............        516
    424,100     oFIRSTPLUS FINANCIAL GROUP, INC .......     16,275
    727,276      HOUSEHOLD INTERNATIONAL, INC .........     92,773
     31,600      LEUCADIA NATIONAL CORP ...............      1,090
  1,182,600     oMERCURY FINANCE CO ...................        739
     14,500      METRIS COS, INC ......................        497
    710,875      THE MONEY STORE, INC .................     14,928
                                                       -----------
                                                           227,743
                                                       -----------

                PERSONNEL SUPPLY SERVICES--0.24%
  1,299,815     oACCUSTAFF, INC .......................     29,896
      2,544      ADECCO S.A ...........................        719
    223,900      ADECCO S.A. ADR ......................      7,906
      1,100     oADMINSTAFF, INC ......................         28
    143,400     oALTERNATIVE RESOURCES CORP ...........      3,307
    183,300     oCDI CORP .............................      8,386
    143,900     oEMPLOYEE SOLUTIONS, INC ..............        621
    323,600     oINTERIM SERVICES, INC ................      8,373
    316,615      KELLY SERVICES, INC (CLASS A) ........      9,498
    694,900      MANPOWER, INC ........................     24,495
  2,012,162      NEWELL COS, INC ......................     85,517
     62,500      NORRELL CORP .........................      1,242
    396,694      OLSTEN CORP ..........................      5,950
     21,300     oPERSONNEL GROUP OF AMERICA, INC ......        703
    100,000     oRANDSTAD HOLDINGS N.V ................      3,764

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     51,251     oREGISTRY, INC ........................ $    2,351
    830,850     oROBERT HALF INTERNATIONAL, INC .......     33,234
     28,600     oROMAC INTERNATIONAL, INC .............        699
      4,500     oSOURCE SERVICES CORP .................         97
     10,900     oSTAFFMARK, INC .......................        345
    255,800     oVOLT INFORMATION SCIENCES, INC .......     13,781
                                                        ----------
                                                           240,912
                                                       -----------

                PETROLEUM AND PETROLEUM
                 PRODUCTS--0.09%
  1,789,553      ENRON CORP ...........................     74,378
    108,000     oHARKEN ENERGY CORP ...................        756
    152,800      LYONDELL PETROCHEMICAL CO ............      4,049
    128,100     oNATIONAL-OILWELL, INC ................      4,379
    172,800      QUAKER STATE OIL REFINING CORP .......      2,462
                                                       -----------
                                                            86,024
                                                       -----------

                PETROLEUM REFINING--1.54%
     19,200      ARABIAN OIL CO LTD ...................        292
  2,936,230      ATLANTIC RICHFIELD CO ................    235,265
  9,724,134      BG PLC ...............................     43,840
  8,965,735      BRITISH PETROLEUM PLC ................    118,092
  6,249,864      BROKEN HILL PROPRIETARY CO LTD .......     58,032
    140,630      BURMAH CASTROL PLC ...................      2,446
     74,000      CALTEX AUSTRALIA LTD .................        230
  5,223,900      CHEVRON CORP .........................    402,240
    165,000      COMPANIA ESPANOLA DE
                  PETROLEOS S.A .......................      4,980
  1,493,000      COSMO OIL CO LTD .....................      2,274
    304,732      ELF AQUITANE S.A .....................     35,457
    110,000      ESSO MALAYSIA BERHAD .................        123
      4,761     oGEOPHYSIQUE
                  (COMPAGNIE GENERALE DE) .............        609
    434,038     oGETTY PETROLEUM MARKETING, INC .......      2,347
    434,038      GETTY REALTY CORP ....................      9,603
     33,298      HARDY OIL & GAS PLC ..................        157
    273,900    #oHEIZER CORP (LIQUIDATING TRUST) ......        113
     15,000      KANTO NATURAL GAS DEVELOPMENT
                  CO LTD ..............................         46
    623,372      LONDON & SCOTTISH MARINE OIL PLC .....      2,775
  1,432,000      MITSUBISHI OIL CO LTD ................      2,126
    306,880      MURPHY OIL CORP ......................     16,629
     89,000      NIPPON OIL & FATS CO LTD .............        150
  1,619,200      NIPPON OIL CO LTD ....................      4,197
    549,500      PENNZOIL CO ..........................     36,713
     93,000      PETRO-CANADA (NON-RESIDENT) ..........      1,690
    309,300      PETRO-CANADA (VARIABLE- VOTE) ........      5,619
    812,974      REPSOL S.A ...........................     34,670
  4,582,170      ROYAL DUTCH PETROLEUM CO .............    251,564
  1,060,000      SAIPEM S.P.A .........................      5,580
  2,138,317      SANTOS LTD ...........................      8,806
    186,484      SASOL LTD ............................      1,950
    150,000      SHELL REFINERY BERHAD ................        235
    195,688     oSLH CORP .............................     10,959
    850,942      SUN CO, INC ..........................     35,793
    168,800      SUNCOR ENERGY, INC ...................      5,780
    367,000      TEIKOKU OIL CO LTD ...................        960
    389,815     oTESORO PETROLEUM CORP ................      6,042
    908,616      TOSCO CORP ...........................     34,357
    133,000      TRANSPORTADORA DE GAS DEL
                   SUR S.A. SERIES B ..................        302
  1,058,799      ULTRAMAR DIAMOND
                   SHAMROCK CORP ........................   33,749
  2,446,555      UNOCAL CORP ..........................     94,957
    382,300      VALERO ENERGY CORP ...................     12,019
    293,100      WOODSIDE PETROLEUM LTD ...............      2,066

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                PETROLEUM REFINING--(CONTINUED)
     82,000      YPF SOCIEDAD ANONIMA (CLASS D) ....... $    2,764
    137,100      YPF SOCIEDAD ANONIMA (CLASS D) ADR ...      4,687
                                                        ----------
                                                         1,533,285
                                                        ----------

                PHOTOGRAPHIC EQUIPMENT AND
                 SUPPLIES--0.67%
  3,104,996      EASTMAN KODAK CO .....................    188,823
  1,292,500      FUJI PHOTO FILM CO LTD ...............     49,703
        400      NORITSU KOKI CO LTD ..................         10
        900     oPANAVISION, INC ......................         23
    130,808      POLAROID CORP ........................      6,369
  5,753,372      XEROX CORP ...........................    424,671
                                                       -----------
                                                           669,599
                                                       -----------

                PHOTOGRAPHIC STUDIOS,
                 PORTRAIT--0.00%
    159,887      CPI CORP .............................      3,617
                                                       -----------

                PIPELINES, EXCEPT NATURAL
                 GAS--0.02%
    525,368      MAPCO, INC ...........................     24,298
                                                       -----------

                PLASTICS MATERIALS AND
                 SYNTHETICS--0.84%
  1,318,200      BASF AG ..............................     46,736
    262,700      CAMBREX CORP .........................     12,084
     29,400     oCARBIDE/GRAPHITE GROUP, INC ..........        992
 10,814,222      DU PONT (E.I.) DE NEMOURS & CO .......    649,529
     12,000      DU PONT CANADA, INC (CLASS A) ........        294
    634,148      EASTMAN CHEMICAL CO ..................     37,771
    380,262      HANNA (M.A.) CO ......................      9,602
  1,382,000      HERCULES, INC ........................     69,186
    353,690      LAWTER INTERNATIONAL, INC ............      3,846
     76,450     oMCWHORTER TECHNOLOGIES, INC ..........      1,969
      9,664     oSOMMER-ALLIBERT ......................        336
    258,900      WELLMAN, INC .........................      5,049
                                                       -----------
                                                           837,394
                                                       -----------

                PLUMBING AND HEATING, EXCEPT
                 ELECTRIC--0.05%
    930,200      MASCO CORP ...........................     47,324
      2,900      ROHN INDUSTRIES, INC .................         15
                                                       -----------
                                                            47,339
                                                       -----------

                PLUMBING, HEATING, AIR-
                 CONDITIONING--0.00%
     61,600     oAMERICAN RESIDENTIAL
                  SERVICES, INC .......................        963
                                                       -----------

                POTTERY AND RELATED
                 PRODUCTS--0.00%
    442,501      CARADON PLC ..........................      1,307
                                                       -----------

                POULTRY AND EGGS--0.03%
    144,100      HUDSON FOODS, INC (CLASS A) ..........      2,963
  1,367,300      TYSON FOODS, INC .....................     28,030
                                                       -----------
                                                            30,993
                                                       -----------

                PRESERVED FRUITS AND
                 VEGETABLES--0.56%
    889,600      AJINOMOTO CO LTD .....................      8,689
  1,425,800      CAMPBELL SOUP CO .....................     82,875
    161,428     oCASTLE & COOKE, INC ..................      2,724
    594,384      DOLE FOOD, INC .......................     27,193
  2,499,250      HEINZ (H.J.) CO ......................    126,993
    125,000      HERDEZ S.A. SERIES B .................        105
    383,300      HORMEL FOODS CORP ....................     12,553
     55,000      KIKKOMAN CORP ........................        280
    560,000      NICHIREI CORP ........................      1,206

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    721,000      Q.P. CORP ............................ $    4,408
  2,054,846      RJR NABISCO HOLDINGS CORP ............     77,057
  3,144,100      SARA LEE CORP ........................    177,052
     96,100      SMUCKER, (J.M.) CO (CLASS A) .........      2,270
    199,400      SMUCKER, (J.M.) CO (CLASS B) .........      4,586
  1,211,746      WHITMAN CORP .........................     31,581
                                                        ----------
                                                           559,572
                                                       -----------

                PRIMARY NONFERROUS METALS--0.23%
    307,800      ALCAN ALUMINIUM CO LTD ...............      8,474
    481,297     oALUMAX, INC ..........................     16,364
  1,196,300      ALUMINUM CO OF AMERICA ...............     84,190
    251,900      ASARCO, INC ..........................      5,652
     85,000     oBILLITON PLC .........................        218
    338,100      BRUSH WELLMAN, INC ...................      8,283
     14,187     oGRANGES AB ...........................        223
    213,300      INCO LTD .............................      3,622
    151,160      INCO LTD (U.S.) ......................      2,570
    833,500      PHELPS DODGE CORP ....................     51,885
    256,850      PRECISION CAST PARTS CORP ............     15,491
    383,390      REYNOLDS METALS CO ...................     23,003
    177,000     oTITANIUM METALS CORP .................      5,111
                                                       -----------
                                                           225,086
                                                       -----------

                PRODUCERS, ORCHESTRAS,
                 ENTERTAINERS--0.09%
    602,728      EMI GROUP PLC ........................      5,199
    557,191      GRANADA GROUP LTD (CLASS A) ..........      8,590
    365,000      KONICA CORP ..........................      1,684
  9,673,302      LADBROKE GROUP PLC ...................     42,019
  1,072,950      MAGNUM CORP BERHAD ...................        645
    155,000      NINTENDO CO LTD ......................     15,259
     47,100      SEGA ENTERPRISES LTD .................        855
    122,000      SHIMANO, INC .........................      2,252
     37,000      SHOCHIKU CO LTD ......................        188
      1,100      SMH AG (BR) ..........................        608
     23,320      SMH AG (REGD) ........................      3,150
        800      SONY MUSIC ENTERTAINMENT, INC ........         30
    136,400     oWESTWOOD ONE, INC ....................      5,064
     20,862      ZODIAC S.A ...........................      4,858
                                                       -----------
                                                            90,401
                                                       -----------

                PRODUCTS OF PURCHASED GLASS--0.03%
         82      CRISTALERIA ESPANOLA S.A .............          6
    485,300     oGENTEX CORP ..........................     13,042
    284,200     oMEDIMMUNE, INC .......................     12,185
                                                       -----------
                                                            25,233
                                                       -----------

                PROFESSIONAL AND COMMERCIAL
                 EQUIPMENT--0.07%
    161,373     oBEC GROUP, INC .......................        958
    365,500     oCHS ELECTRONICS, INC .................      6,259
    133,500     oFTP SOFTWARE, INC ....................        300
    229,400     oGRAHAM-FIELD HEALTH PRODUCTS, INC ....      3,828
    224,200     oGULF SOUTH MEDICAL SUPPLY, INC .......      8,351
     62,400      HOGY MEDICAL CO ......................      1,900
     70,900     oINGRAM MICRO, INC (CLASS A) ..........      2,065
    114,800     oINTELLIGENT ELECTRONICS, INC .........        639
    212,300     oMERISEL, INC .........................        929
    389,012      OWENS & MINOR, INC ...................      5,641
    174,850     oPATTERSON DENTAL CO ..................      7,912
     58,900     oSPINE-TECH, INC ......................      3,030
    512,000    xoSTREAMLOGIC CORP .....................          2
    572,500     oTECH DATA CORP .......................     22,256
     29,200     oVWR SCIENTIFIC PRODUCTS CORP .........        825
     99,900     oWONDERWARE CORP ......................      1,411
                                                       -----------
                                                            66,306
                                                       -----------
                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                PULP MILLS--0.01%
     40,500     oEMPRESA NATIONAL DE CELULOSAS S.A .... $      551
      7,000     oREPAP ENTERPRISES, INC ...............          1
    557,200      UPM-KYMMENE OY .......................     11,153
                                                       -----------
                                                            11,705
                                                       -----------

                RADIO AND TELEVISION
                 BROADCASTING--0.28%
    130,900     oAMERICAN RADIO SYSTEMS CORP ..........      6,979
        230    #oANTENA 3 DE TELEVISION GDS ...........      6,259
     88,100      BHC COMMUNICATIONS, INC
                  (CLASS A) ...........................     11,475
    949,709      BRITISH SKY BROADCASTING
                  GROUP PLC ...........................      7,094
     55,795      CANAL PLUS S.A .......................     10,378
    308,650     oCHANCELLOR MEDIA CORP (CLASS A) ......     23,033
        575     oCHRIS CRAFT INDUSTRIES, INC ..........         30
    307,900     oCLEAR CHANNEL COMMUNICATIONS, INC ....     24,459
      4,900     oCOX RADIO, INC (CLASS A) .............        197
     13,000     oEMMIS BROADCASTING CORP
                  (CLASS A) ...........................        593
        734     oEUROPE 1 COMMUNICATION ...............        161
    145,068      GAYLORD ENTERTAINMENT CO .............      4,633
      5,700     oGRUPO TELEVISA S.A. DE CV
                  (PT CERT) ...........................        111
     31,300     oHEFTEL BROADCASTING CORP
                  (CLASS A) ...........................      1,463
     40,600     oJACOR COMMUNICATIONS, INC ............      2,157
    214,700     oJACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ........................      1,315
    184,044     oLIN TELEVISION CORP ..................     10,030
  3,343,284      MEDIASET S.P.A .......................     16,444
     25,200     oMIH HOLDINGS LTD .....................         72
        150      NIPPON TELEVISION NETWORK CORP .......         44
     32,000      NRJ S.A ..............................      4,457
      4,430      PATHE S.A ............................        860
    623,295      REED INTERNATIONAL PLC ...............      6,076
      2,300     oSFX BROADCASTING, INC (CLASS A) ......        185
      3,200     oTELE METROPOLE, INC (CLASS B) ........         73
    425,700      TELEVISION BROADCASTS LTD ............      1,214
    515,000      TOKYO BROADCASTING SYSTEMS, INC ......      6,535
    342,400      UNITED TELEVISION, INC ...............     35,567
      6,600     oUNIVISION COMMUNICATIONS, INC ........        461
    454,487     oVIACOM, INC (CLASS A) ................     18,577
  1,765,665     oVIACOM, INC (CLASS B) ................     73,165
    147,686     oVIACOM, INC (CLASS B) WTS 07/07/99 ...         55
                                                       -----------
                                                           274,152
                                                       -----------

                RADIO, TELEVISION, AND COMPUTER
                 STORES--0.16%
    261,300     oBEST BUY, INC ........................      9,635
  1,304,169      CIRCUIT CITY STORES-CIRCUIT
                   CITY GROUP .........................     46,380
    124,600     oCOMPUCOM SYSTEMS, INC ................      1,028
  1,285,800     oCOMPUSA, INC .........................     39,860
    163,300     oEGGHEAD, INC .........................      1,061
    310,800     oGOOD GUYS, INC .......................      2,370
     47,800     oINACOM CORP ..........................      1,341
    780,400     oINFORMIX CORP ........................      3,707
     90,700     oMICROAGE, INC ........................      1,366
    479,200     oMUSICLAND STORES CORP ................      3,504
    240,184     oREX STORES CORP ......................      2,462
    207,800     oSUN TELEVISION & APPLIANCES, INC .....        416
  1,066,102      TANDY CORP ...........................     41,112
    248,000     oTRANS WORLD ENTERTAINMENT CORP .......      4,805
                                                       -----------
                                                           159,047
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                RAILROAD EQUIPMENT--0.00%
      3,400      WESTINGHOUSE AIR BRAKE CO ............ $       87
                                                       -----------

                RAILROADS--0.64%
    711,826      BRAMBLES INDUSTRIES LTD ..............     14,123
  1,560,628      BURLINGTON NORTHERN SANTA FE CORP ....    145,041
    451,000      CANADIAN PACIFIC LTD .................     12,133
    131,700      CANADIAN PACIFIC LTD (U.S.) ..........      3,589
  2,355,272      CSX CORP .............................    127,185
     70,800      FLORIDA EAST COAST INDUSTRIES, INC ...      6,806
  1,741,639      HANKYU CORP ..........................      8,184
     32,500      IES INDUSTRIES, INC ..................      1,196
    700,050      ILLINOIS CENTRAL CORP SERIES A .......     23,845
    578,300      KANSAS CITY SOUTHERN INDUSTRIES, INC .     18,361
    216,000      KEIHIN ELECTRIC EXPRESS RAILWAY ......        756
  1,679,203      KINKI NIPPON RAILWAY CO LTD ..........      9,002
  1,867,875      NAGOYA RAILROAD CO LTD ...............      6,436
  1,660,000      NIPPON EXPRESS CO LTD ................      8,299
  2,256,836      NORFOLK SOUTHERN CORP ................     69,539
    660,000      ODAKYU ELECTRIC RAILWAY CO LTD .......      2,863
    180,000     oRAILTEX, INC .........................      2,576
  4,299,150      RAILTRACK GROUP PLC ..................     68,687
    704,000      SEINO TRANSPORTATION CO LTD ..........      3,525
    572,000      TOBU RAILWAY CO LTD ..................      1,795
  1,182,099      UNION PACIFIC CORP ...................     73,807
    609,000     oWISCONSIN CENTRAL TRANSIT CORP .......     14,235
  1,066,878      YAMATO TRANSPORT CO LTD ..............     14,359
                                                       -----------
                                                           636,342
                                                       -----------

                REAL ESTATE AGENTS AND
                 MANAGERS--0.08%
  5,000,000     oBELLE CORP ...........................        195
    300,000     oBELLE CORP WTS 12/31/00 ..............          0
  2,724,390      BRITISH LAND PLC .....................     29,810
     14,800     oCB COMMERCIAL REAL ESTATE SERVICES ...        476
     88,200     oDILIGENTIA AB ........................      1,178
    105,273     oEVERGO CHINA HOLDINGS LTD ............          4
     1,500       FOREST CITY ENTERPRISES, INC
                   (CLASS A) ..........................         87
    826,649      GENERAL PROPERTY TRUST ...............      1,465
     31,200     oGRUBB & ELLIS CO .....................        427
  4,340,748      HOPEWELL HOLDINGS LTD ................      1,081
    374,112      LAND SECURITIES PLC ..................      6,033
  1,958,000      MITSUBISHI ESTATE CO LTD .............     21,384
  3,938,074      NEW WORLD DEVELOPMENT CO LTD .........     13,621
     40,100     oROYAL LEPAGE LTD .....................         84
      2,437      SAGEM S.A ............................      1,086
    387,000      TOKYO TATEMONO CO LTD ................        506
    452,000      TOSTEM CORP ..........................      4,867
      4,260      UNIBAIL S.A ..........................        426
      1,500     oUNIBAIL S.A. (BR) ....................        150
     13,200     oURBIS S.A ............................        125
                                                       -----------
                                                            83,005
                                                       -----------

                REAL ESTATE OPERATORS AND
                 LESSORS--0.07%
  1,699,750      AYALA LAND, INC (CLASS B) ............        682
     20,000     oHYSAN DEVELOPMENT CO LTD
                  WTS 04/30/98 ........................          0
  6,485,000     #METRO PACIFIC CORP ...................        182
     93,200      PENN VIRGINIA CORP ...................      2,749
  1,096,200      ROUSE CO .............................     35,901
  1,080,000      SWIRE PACIFIC LTD (CLASS B) ..........      1,094
    599,600      WEINGARTEN REALTY INVESTORS, INC .....     26,870
                                                       -----------
                                                            67,478
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                REFRIGERATION AND SERVICE
                 MACHINERY--0.09%
    674,000     oAMERICAN STANDARD COS, INC ........... $   25,823
     14,100     oCHART INDUSTRIES, INC ................        322
    106,978     oCULLIGAN WATER TECHNOLOGIES, INC .....      5,376
    500,000      DAIWA INDUSTRIES LTD .................      1,977
    349,138      EASTERN ENTERPRISES CO ...............     15,711
    174,800      FEDDERS CORP .........................      1,093
    152,950      FEDDERS CORP (CLASS A) ...............        937
      3,900      SCOTSMAN INDUSTRIES, INC .............         95
    164,700      TECUMSEH PRODUCTS CO (CLASS A) .......      8,029
     31,600      TECUMSEH PRODUCTS CO (CLASS B) .......      1,544
    222,100      TENNANT CO ...........................      8,079
    102,450     oU.S. FILTER CORP .....................      3,067
    424,100      YORK INTERNATIONAL CORP ..............     16,778
                                                       -----------
                                                            88,831
                                                       -----------

                RENTAL OF RAILROAD CARS--0.01%
    193,300      GATX CORP ............................     14,026
                                                       -----------

                RESEARCH AND TESTING
                 SERVICES--0.31%
    379,100     oADVANCED TISSUE SCIENCE CO ...........      4,691
    294,938     oAGOURON PHARMACEUTICALS, INC .........      8,664
  3,004,936      ASTRA AB SERIES A FREE ...............     52,073
    385,066      ASTRA AB SERIES B FREE ...............      6,479
    115,426     oAURA SYSTEMS, INC ....................        379
    491,000      BANYU PHARMACEUTICAL CO LTD ..........      5,438
    290,200     oCEPHALON, INC ........................      3,301
    779,000      CHUGAI PHARMACEUTICAL CO LTD .........      4,014
     85,500     oCLINTRIALS, INC ......................        673
     22,100     oCOLUMBIA LABORATORIES, INC ...........        351
     51,200     oCURATIVE HEALTH SERVICES, INC ........      1,555
    524,982     oCYTOGEN CORP .........................        853
    430,000      DAIICHI PHARMACEUTICAL CO LTD ........      4,861
    374,036      EISAI CO LTD .........................      5,725
    154,269     oENZO BIOCHEMICAL, INC ................      2,256
     13,300      ESSILOR INTERNATIONAL ................      3,979
    241,700     oGENSET S.A ...........................     14,463
    479,500     oHUMAN GENOME SCIENCES, INC ...........     19,060
    126,300     oICOS CORP ............................      2,313
     20,100     oIDEC PHARMACEUTICALS CORP ............        691
     47,800     oIMMUNE RESPONSE CORP .................        532
     61,700     oINCYTE PHARMACEUTICALS, INC ..........      2,777
     30,000    #oINTERNATIONAL HYDRON
                 (LIQUIDATING TRUST) ..................          1
    115,900     oISIS PHARMACEUTICALS, INC ............      1,427
    222,000      KYOWA HAKKO KOGYO ....................        965
    381,160     oLABORATORY CORP OF AMERICA
                  HOLDINGS ............................        643
     75,098     oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ...............        2
  1,518,000      LION CORP ............................      4,507
    283,400     oLIPOSOME CO, INC .....................      1,311
     38,224      LOREAL S.A ...........................     14,963
    136,400     oMEDCO RESEARCH, INC ..................      1,910
    125,000     oMYRIAD GENETICS, INC .................      3,031
      2,500     oNEOPATH, INC .........................         33
     51,400     oNEUREX CORP ..........................        713
    126,300     oNEUROMEDICAL SYSTEMS, INC ............        355
      3,000     oNFO WORLDWIDE, INC ...................         63
    138,100     oOHM CORP .............................      1,053
        500     oOIS OPTICAL IMAGING SYSTEMS, INC .....          1
     38,800     oPRIMISTERES REYNOIRD S.A .............      1,277
    130,000     oREGENERON PHARMACEUTICALS, INC .......      1,113
    244,300     oREPLIGEN CORP ........................        191
    644,950     oSCIOS, INC ...........................      6,450

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    200,000     oSEQUANA THERAPEUTICS, INC ............ $    2,200
    457,000      SHIONOGI & CO LTD ....................      2,102
    915,340      SHISEIDO & CO LTD ....................     12,531
    293,260     oSPACELABS MEDICAL, INC ...............      5,572
     40,375      SYNTHELABO S.A .......................      5,047
    441,000      TAISHO PHARMACEUTICAL CO LTD .........     11,294
  1,898,000      TAKEDA CHEMICAL INDUSTRIES LTD .......     54,303
      3,000      TEJON RANCH CO .......................         73
    164,800     oTHERMO CARDIOSYSTEMS, INC ............      4,408
     75,500     oTHERMOTREX CORP ......................      1,670
      4,500     oTRANSKARYOTIC THERAPIES, INC .........        158
    206,528     oU.S. BIOSCIENCE, INC .................      1,872
     75,800      UNI CHARM CORP .......................      2,693
    853,849      YAMANOUCHI PHARMACEUTICAL CO LTD .....     18,387
    315,035     oYORK RESEARCH CORP ...................      2,658
      3,712    #oYORK RESEARCH CORP (CLASS C)
                  WTS 09/30/98 ........................          7
                                                       -----------
                                                           310,112
                                                       -----------

                RESIDENTIAL BUILDING
                 CONSTRUCTION--0.23%
    203,500      ACS ACTIVIDADES CONS Y SERV ..........      4,927
      3,500     oACS ACTIVIDADES CONS Y SERV RTS ......          0
    962,731      ADELAIDE BRIGHTON HOLDINGS LTD .......        954
      9,900      ALPHA LTD NPV ........................        110
  3,741,315      AMEC PLC .............................      7,233
     26,500     oAMERICAN HOMESTAR CORP ...............        437
    958,000     oAOKI CONSTRUCTION CO LTD .............        309
     20,000     oASANO SLATE CO LTD ...................         15
    445,950      BARRATT DEVELOPMENTS LTD .............      1,699
  6,336,968      BLUE CIRCLE INDUSTRIES PLC ...........     37,094
    233,437      BPB PLC ..............................      1,298
    648,697      CLAYTON HOMES, INC ...................     11,677
      9,928     oCOSTAIN GROUP PLC ....................          4
  1,970,000      DAIWA HOUSE INDUSTRY CO LTD ..........     10,454
    132,000     oEKRAN BERHAD .........................         93
    328,054      ENGLISH CHINA CLAYS PLC ..............      1,452
    153,848      FOMENTO CONSTRUCCIONES Y
                  CONTRATAS S.A .......................      5,855
     30,000      FUJITA CORP ..........................         11
    175,000     oHASEKO CORP ..........................         90
    230,000      HAZAMA-GUMI LTD ......................        113
    141,630      HEPWORTH PLC .........................        512
     12,440      HOLLANDSCHE BETON GROEP
                   NV (H.B.G.) ........................        231
    157,400      HORTON (D.R.), INC ...................      2,735
    514,000      INAX CORP ............................      1,498
  1,214,000      JAMES HARDIE INDUSTRIES LTD ..........      3,538
  1,429,000      KAJIMA CORP ..........................      3,616
    759,805      KAUFMAN & BROAD HOME CORP ............     17,048
     26,000      KOMATSU CONSTRUCTION CO LTD ..........         30
    334,449      MARLEY PLC ...........................        526
     27,000      MCALPINE (ALFRED) PLC ................         60
    705,000      NIHON CEMENT CO LTD ..................      1,459
    607,000      NISHIMATSU CONSTRUCTION CO LTD .......      1,914
     13,900      OASIS RESIDENTIAL, INC ...............        310
    931,000      OBAYASHI CORP ........................      3,179
    101,000      OHKI CONSTRUCTION CO LTD .............        132
    575,000      OKUMURA CORP .........................      1,371
  1,100,000      PENTA OCEAN CONSTRUCTION CO LTD ......      1,548
    482,060      PILKINGTON PLC .......................      1,015
    241,542      REDLAND PLC ..........................      1,365
     97,000      RMC GROUP PLC ........................      1,369
    583,016      RUGBY GROUP PLC ......................      1,309
     59,000     oSHOKUSAN JUTAKO SAGO .................         24
 52,046,000     +SOUTH CHINA INDUSTRIES LTD ...........      5,642

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                RESIDENTIAL BUILDING
                 CONSTRUCTION--(CONTINUED)
    150,750      ST. GOBAIN S.A ....................... $   21,425
     34,000      SUZUNUI INDUSTRY CO LTD ..............         58
  2,366,000      TAISEI CORP ..........................      3,894
 11,387,356      TARMAC PLC ...........................     21,454
     76,000      TOA CORP .............................        100
    871,500     oTOLL BROTHERS, INC ...................     23,313
    260,500      TOTO LTD .............................      1,671
    266,100     #UNITED ENGINEERING BERHAD ............        221
    133,500     oWALTER INDUSTRIES, INC ...............      2,753
    411,718      WILLIAMS PLC .........................      2,337
  3,381,100      WILSON (CONNOLLY) HOLDINGS PLC .......      8,679
  4,082,500      WIMPEY (GEORGE) LTD ..................      7,120
    290,018      WOLSELEY PLC .........................      2,305
      1,045      YOKOGAWA BRIDGE CORP .................          3
    718,000      YTL CORP BERHAD ......................        968
                                                       -----------
                                                           230,557
                                                       -----------

               RESIDENTIAL CARE--0.00%
    22,200      oRES-CARE, INC                                 644
                                                       -----------

                RETAIL NURSERIES AND GARDEN
                 STORES--0.00%
    167,200     oCENTRAL GARDEN & PET CO ..............      4,389
                                                       -----------

                RETAIL STORES, NEC--0.01%
    140,000     oALDEASA S.A ..........................      2,967
     74,600     oPETCO ANIMAL SUPPLIES, INC ...........      1,790
    314,600     oPETSMART, INC ........................      2,281
    465,200     oSUNGLASS HUT INTERNATIONAL, INC ......      2,937
                                                       -----------
                                                             9,975
                                                       -----------
                ROOMING AND BOARDING
                 HOUSES--0.00%
     33,060     oCHARTWELL LEISURE, INC ...............        552
                                                       -----------

                RUBBER AND PLASTICS
                 FOOTWEAR--0.00%
      2,200     oCONVERSE, INC ........................         13
  6,000,000    #oPT ARTHA GRAHA INVESTAMA
                 SENTRAL TBK (LR) .....................        764
                                                       -----------
                                                               777
                                                       -----------

                SAND AND GRAVEL--0.01%
    287,200      CALMAT CO ............................      8,006
                                                       -----------

                SANITARY SERVICES--0.45%
    674,200     oALLIED WASTE INDUSTRIES, INC .........     15,717
    176,685     oAMERICAN ECOLOGY CORP ................        221
  1,738,775      BROWNING FERRIS INDUSTRIES, INC ......     64,335
    463,240     oCLEAN HARBORS, INC ...................        724
     96,000      DAISEKI CO LTD .......................        997
    124,268     oINTERNATIONAL TECHNOLOGY CORP ........        932
    285,949     oLAIDLAW ENVIRONMENTAL
                  SERVICES, INC .......................      1,394
    576,792      LAIDLAW, INC .........................      7,859
    442,584      OGDEN CORP ...........................     12,475
     59,796     oPHILIP SERVICES CORP .................        860
  1,518,400     oREPUBLIC INDUSTRIES, INC .............     35,398
     60,000     oSANIX, INC ...........................        969
    207,700     oTETRA TECHNOLOGIES, INC ..............      4,375
    362,598      THAMES WATER PLC .....................      5,435
  2,113,505     oU.S.A. WASTE SERVICES, INC ...........     82,955
  7,647,304      WASTE MANAGEMENT, INC ................    210,301
                                                       -----------
                                                           444,947
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                SAVINGS INSTITUTIONS--0.93%
     20,700      ALBANK FINANCIAL CORP ................ $    1,065
    267,100      ANCHOR BANCORP WISCONSIN, INC ........      9,716
    364,100      ASTORIA FINANCIAL CORP ...............     20,299
     77,600      BANK UNITED CORP (CLASS A) ...........      3,798
    825,802     +BAY VIEW CAPITAL CORP ................     29,935
     78,400     oCALIFORNIA FEDERAL BANCORP ...........      2,234
    154,020     oCALIFORNIA FEDERAL BANK
                  (GOODWILL CERT) .....................      3,716
        500      CFX CORP .............................         15
  1,440,295      CHARTER ONE FINANCIAL, INC ...........     90,919
    312,600      CHEMFIRST, INC .......................      8,831
    138,100      CITFED BANCORP, INC ..................      5,386
    695,100     oCOAST SAVINGS FINANCIAL, INC .........     47,658
    117,350      COMMERCIAL FEDERAL CORP ..............      4,173
  1,213,900      DIME BANCORP, INC ....................     36,720
     19,300      DOWNEY FINANCIAL CORP ................        549
      7,000      FIRST COLORADO BANCORP, INC ..........        166
     21,700     oFIRSTFED FINANCIAL CORP ..............        841
  1,147,100     oGOLDEN STATE BANCORP, INC ............     42,873
    581,400      GOLDEN WEST FINANCIAL CORP ...........     56,868
    187,400      GREAT FINANCIAL CORP .................      9,557
  3,244,200      H.F. AHMANSON & CO ...................    217,159
      8,000      IBS FINANCIAL CORP ...................        142
      2,300     oJSB FINANCIAL, INC ...................        115
    351,700      LONG ISLAND BANCORP, INC .............     17,453
     70,200      MAF BANCORP, INC .....................      2,483
    197,350      MARYLAND FEDERAL BANCORP .............      6,907
      1,200      NEW YORK BANCORP, INC ................         48
     30,100     oOCWEN FINANCIAL CORP .................        766
        800      ORIENTAL FINANCIAL GROUP .............         24
     90,650      PEOPLES BANK OF BRIDGEPORT CO ........      3,445
      2,900      ROSLYN BANCORP, INC ..................         67
  1,093,144      SOVEREIGN BANCORP, INC ...............     22,683
    139,500      ST. FRANCIS CAPITAL CORP .............      7,045
    720,437      ST. PAUL BANCORP, INC ................     18,911
    822,300      TCF FINANCIAL CORP ...................     27,907
    732,348      WASHINGTON FEDERAL, INC ..............     23,023
  3,101,542      WASHINGTON MUTUAL, INC ...............    197,917
     64,300      WEBSTER FINANCIAL CORP ...............      4,276
     18,600     oWSFS FINANCIAL CORP ..................        372
                                                       -----------
                                                           926,062
                                                       -----------

                SAWMILLS AND PLANING MILLS--0.22%
    543,432      BOISE CASCADE CORP ...................     16,439
     77,000     oINTERNATIONAL FOREST PRODUCTS LTD ....        326
  1,224,936      LOUISIANA PACIFIC CORP ...............     23,274
    181,700      MACMILLAN BLOEDEL LTD ................      1,885
    755,736      PG INDUSTRIES ZIMBABWE LTD ...........         90
     28,100      POPE & TALBOT, INC ...................        423
    263,984      RAYONIER, INC ........................     11,236
    347,214      TEMPLE-INLAND, INC ...................     18,164
  2,667,750      WEYERHAEUSER CO ......................    130,886
    617,972      WILLAMETTE INDUSTRIES, INC ...........     19,891
                                                       -----------
                                                           222,614
                                                       -----------
                SCHOOLS AND EDUCATIONAL
                 SERVICES, NEC--0.03%
    484,375     oAPOLLO GROUP, INC (CLASS A) ..........     22,887
     99,791     oBERLITZ INTERNATIONAL, INC ...........      2,657
                                                       -----------
                                                            25,544
                                                       -----------

                SCREW MACHINE PRODUCTS,
                 BOLTS, ETC.--0.03%
    562,276      HUBBELL, INC (CLASS B) ...............     27,727
    175,700      TRIMAS CORP ..........................      6,040
                                                       -----------
                                                            33,767
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                SEARCH AND NAVIGATION
                 EQUIPMENT--0.19%
     46,080      PRIMEX TECHNOLOGIES, INC ............. $    1,555
  1,267,497      RAYTHEON CO (CLASS A) ................     62,503
  2,037,040      RAYTHEON CO (CLASS B) ................    102,871
    315,450      SENSORMATIC ELECTRONICS CORP .........      5,185
    264,201     oTRACOR, INC ..........................      8,025
    155,500     oTRIMBLE NAVIGATION LTD ...............      3,392
     60,600      WATKINS-JOHNSON CO ...................      1,572
                                                       -----------
                                                           185,103
                                                       -----------
                SECONDARY NONFERROUS
                 METALS--0.00%
      1,000      IMCO RECYCLING, INC ..................         16
                                                       -----------

                SECURITY AND COMMODITY
                 SERVICES--0.22%
    475,300     oAMRESCO, INC .........................     14,378
     11,238     oDATA BROADCASTING CORP ...............         63
        533      DUFF & PHELPS CREDIT RATING CO                 22
    206,500      EATON VANCE CORP .....................      7,795
    107,500      FINANCIAL SECURITY ASSURANCE
                 HOLDINGS LTD .........................      5,187
    402,900      FRANKLIN RESOURCES, INC ..............     35,027
      6,800      FULTON FINANCIAL CORP ................        221
    132,700     oINSIGNIA FINANCIAL GROUP, INC ........      3,052
     90,000     oITLA CAPITAL CORP ....................      1,733
    135,524      MERCURY ASSETS MANAGEMENT
                  GROUP PLC ...........................      3,775
     25,000     oPEREGRINE INVESTMENT
                  WTS 05/15/98 ..........................        0
     10,000      PHOENIX, DUFF & PHELPS CORP ..........         80
    148,318      PIONEER GROUP, INC ...................      4,171
    564,200      PRICE (T. ROWE) ASSOCIATES, INC ......     35,474
    363,412      SEI INVESTMENT CO ....................     15,263
    751,200      TRANSAMERICA CORP ....................     80,003
     80,200      UNITED ASSET MANAGEMENT CORP .........      1,960
    279,000      VALUE LINE, INC ......................     11,021
                                                       -----------
                                                           219,225
                                                       -----------

                SECURITY BROKERS AND
                 DEALERS--1.03%
  1,058,552      ABBEY NATIONAL PLC ...................     18,271
  2,760,000      AMVESCAP PLC .........................     23,683
     84,840      AMVESCAP PLC ADR .....................      7,317
  1,600,628      BEAR STEARNS COS, INC ................     76,030
     25,963      COMPAGNIE BANCAIRE S.A ...............      4,208
     97,950      CREDIT SAISON CO LTD .................      2,426
  1,992,000      DAIWA SECURITIES CO LTD ..............      6,894
     85,100      DONALDSON, LUFKIN, & JENRETTE, INC ...      6,765
  1,752,850      EDWARDS (A.G.), INC ..................     69,676
    224,746      EVEREN CAPITAL CORP ..................     10,675
     76,727      FORTIS AG ............................     16,008
      1,300     oHAMBRECHT & QUIST GROUP ..............         47
    162,932      HONG LEONG CREDIT BERHAD .............        147
      2,000      INCENTIVE AB SERIES A FREE ...........        180
        800      INCENTIVE AB SERIES B FREE ...........         72
        500     oINTERRA FINANCIAL, INC ...............         35
    344,000      JACCS CO .............................      2,117
    120,000      JAPAN ASSOCIATED FINANCE CO ..........      4,292
      1,400     oJEFFERIES GROUP, INC .................         57
      3,000      JOHN NUVEEN CO (CLASS A) .............        105
     33,066     oLEGG MASON, INC ......................      1,850
  1,374,342      LEHMAN BROTHERS HOLDINGS, INC ........     70,091
    120,000     oLONG BEACH FINANCIAL CORP ............      1,395
    600,000      MBF CAPITAL BERHAD ...................        139
     11,895     oMERCAPITAL S.A .......................        103
  2,939,992      MERRILL LYNCH & CO, INC ..............    214,436

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    362,700      MORGAN KEEGAN, INC ................... $    9,181
  4,103,612      MORGAN STANLEY,
                 DEAN WITTER, DISCOVER ................    242,626
    517,000      NIPPON SHINPAN CO LTD ................        585
  3,932,000      NOMURA SECURITIES CO LTD .............     52,619
      4,313      NPM HOLDINGS NV ......................        160
     73,700      ORIX CORP ............................      5,158
  1,938,800      PAINE WEBBER GROUP, INC ..............     67,010
    517,000      PEREGRINE INVESTMENT HOLDINGS LTD ....        367
    280,638      PIPER JAFFRAY COS, INC ...............     10,226
    145,743      QUICK & REILLY GROUP, INC ............      6,267
    155,000      RASHID HUSSAIN BERHAD ................        120
    250,500      RAYMOND JAMES FINANCIAL CORP .........      9,942
    101,356      SCHROEDERS LTD .......................      3,127
  1,277,100      SCHWAB (CHARLES) CORP ................     53,558
  4,264,529      SUN HUNG KAI PROPERTIES LTD ..........     29,720
    183,000      TA ENTERPRISE BERHAD .................         37
  1,901,000    xoYAMAICHI SECURITIES CO LTD ...........         15
                                                       -----------
                                                         1,027,737
                                                       -----------

                SERVICES TO BUILDINGS--0.00%
      4,800     oABM INDUSTRIES, INC ..................        147
     93,600      NIPPON KANZAI CO LTD .................      1,325
                                                       -----------
                                                             1,472
                                                       -----------

                SHIP, BOAT BUILDING AND
                 REPAIRING--0.03%
      4,000     oAVONDALE INDUSTRIES, INC .............        119
      6,000    xoBREMER VULKAN AG .....................          5
    156,000      GENERAL DYNAMICS CORP ................     13,484
    171,335     oHALTER MARINE GROUP, INC .............      4,947
    939,000      KAWASAKI HEAVY INDUSTRIES LTD ........      1,459
      3,935      KVAERNER INDUSTRIER AS SERIES B ......        183
  2,043,000     oMITSUI ENGINEERING & SHIP BUILDING
                  CO LTD ..............................      1,304
    383,537      NEWPORT NEWS SHIPBUILDING, INC .......      9,756
                                                       -----------
                                                            31,257
                                                       -----------
                SHOE STORES--0.05%
    129,000      ADIDAS AG ............................     16,974
    190,200      BROWN GROUP, INC .....................      2,532
      4,184     oEDISON BROTHERS STORES WTS 09/26/05 ..          5
     81,700     oFINISH LINE, INC (CLASS A) ...........      1,072
    225,850     oJUST FOR FEET, INC ...................      2,964
    461,923     oPAYLESS SHOESOURCE, INC ..............     31,007
                                                       -----------
                                                            54,554
                                                       -----------

                SOAP, CLEANERS, AND TOILET
                 GOODS--1.56%
    315,000     oADERANS CO LTD .......................      7,631
     39,000      ALBERTO CULVER CO (CLASS A) ..........      1,053
    265,300      ALBERTO CULVER CO (CLASS B) ..........      8,506
  1,946,532      AVON PRODUCTS, INC ...................    119,468
    220,000     oBENCKISER (CLASS B) ..................      9,105
    148,700      CHEMED CORP ..........................      6,162
    154,500      CHURCH & DWIGHT CO, INC ..............      4,336
    470,466      CLOROX CO ............................     37,196
  2,050,772      COLGATE PALMOLIVE CO .................    150,732
  1,226,800      DIAL CORP ............................     25,533
    389,900      ECOLAB, INC ..........................     21,615
    608,100      INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC ......................     31,317
     40,500      LAUDER (ESTEE) CO (CLASS A) ..........      2,083
     21,100      NCH CORP .............................      1,382
 13,944,816      PROCTER & GAMBLE CO ..................  1,112,971
     42,600     oREVLON, INC (CLASS A) ................      1,504
  5,000,000      SA SA INTERNATIONAL
                  HOLDINGS LTD ........................      1,032


                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                SOAP, CLEANERS, AND TOILET
                 GOODS--(CONTINUED)
    205,137      SAFETY-KLEEN CORP .................... $    5,628
     86,800     oUSA DETERGENTS, INC ..................        705
                                                       -----------
                                                         1,547,959
                                                       -----------

                SOCIAL SERVICES, NEC--0.02%
    333,362      INTEGRATED HEALTH SERVICES, INC ......     10,397
    388,000     oSUN HEALTHCARE GROUP, INC ............      7,518
                                                       -----------
                                                            17,915
                                                       -----------

               SPECIAL INDUSTRY MACHINERY--0.23%
  3,392,800     oAPPLIED MATERIALS, INC ...............    102,208
    106,900     oASYST TECHNOLOGIES, INC ..............      2,325
    632,196     oCOOPER CAMERON CORP ..................     38,564
    314,400     oETEC SYSTEMS, INC ....................     14,620
    421,400      FOSTER WHEELER CORP ..................     11,404
    180,500     oFSI INTERNATIONAL, INC ...............      2,121
    309,900     oINTEGRATED PROCESS EQUIPMENT CORP ....      4,881
    195,600     oIONICS, INC ..........................      7,653
    228,900     oKULICHE & SOFFA INDUSTRIES, INC ......      4,263
     79,959     oLAM RESEARCH CORP ....................      2,339
    387,134     oNOVELLUS SYSTEMS, INC ................     12,509
     75,700     oOAKLEY, INC ..........................        686
     51,400      PHOTRONICS, INC ......................      1,246
    277,100     oPRESSTEK, INC ........................      7,135
    128,900     oPRI AUTOMATION, INC ..................      3,722
      3,133     oRAUMA OY .............................         49
      5,000     oSAURER AG (REGD) .....................      3,634
    107,956     oULTRATECH STEPPER, INC ...............      2,146
    119,100     oZEBRA TECHNOLOGY CORP ................      3,543
                                                       -----------
                                                           225,048
                                                       -----------

                STRUCTURAL CLAY PRODUCTS--0.00%
      6,700     oDAL-TILE INTERNATIONAL, INC ..........         82
    361,196      GREEN (A.P.) INDUSTRIES, INC .........      4,176
                                                       -----------
                                                             4,258
                                                       -----------

                SUBDIVIDERS AND DEVELOPERS--0.19%
    153,400     oAVATAR HOLDINGS, INC .................      4,362
    502,761      AXA UAP ..............................     38,919
     75,600      BROOKFIELD PROPERTIES CORP ...........      1,260
  4,500,000      C & P HOMES, INC .....................        266
    984,950      oCATELLUS DEVELOPMENT CORP ...........     19,699
  5,066,508      CHEUNG KONG HOLDINGS LTD .............     33,184
  1,841,513      CHINESE ESTATES LTD ..................        814
    617,600      CITY DEVELOPMENT LTD .................      2,859
     27,726     oCITY DEVELOPMENT LTD WTS 07/18/98 ....         82
      2,454     oCOMPAGNIE IMMOBILIERE DE
                  BELGIQUE S.A. .......................        147
    674,000      DAIKYO, INC ..........................        518
 11,000,000     oFILINVEST LAND, INC ..................        441
     27,000      FIRST CAPITAL CORP LTD ...............         25
    151,542      GREAT PORTLAND ESTATES PLC ...........        598
    129,157      HAMMERSON PLC ........................      1,004
  1,154,500      HANG LUNG DEVELOPMENT CO LTD .........      1,624
        240      HONG KONG LAND HOLDINGS LTD ..........          0
    290,000     oHONG LEONG PROPERTIES BERHAD .........         53
    158,500      HOTEL PROPERTIES LTD .................        103
    954,600      HYSAN DEVELOPMENT CO LTD .............      1,903
     44,000     oIGB CORP BERHAD ......................         10
      5,800     oINMOBLIARIA METROPOLITANA S.A ........        261
     72,707      IRSA S.A .............................        271
     48,471     oIRSA S.A. RTS ........................         20
    104,000     oMALAYSIAN RESOURCES CORP BERHAD ......         24
    279,900     oMETROPLEX BERHAD .....................         72
    256,836      MISAWA HOMES CO LTD ..................        713

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

  2,445,000      MITSUI FUDOSAN CO LTD ................ $   23,694
    480,250     oMULPHA INTERNATIONAL BERHAD ..........         56
     92,000     oMYCOM BERHAD .........................         23
     39,000      OSAKA STADIUM CO LTD .................         92
      4,607     oSALOMON S.A ..........................        397
    996,971      SCHRODERS PROPERTY FUND ..............      1,541
    500,000      SELANGOR PROPERTIES BERHAD ...........        153
  1,385,000      SINGAPORE LAND LTD ...................      3,041
  3,907,118      SLOUGH ESTATES PLC ...................     22,083
    572,394      TAI CHEUNG HOLDINGS LTD ..............        227
     74,400      TAK WING INVESTMENT HOLDINGS LTD .....          7
     14,880    #oTAK WING INVESTMENT WTS 12/31/98 .....          0
        637     oTRIZEC HAHN CORP WTS 07/25/99 ........          3
    377,000      UNITED OVERSEAS LAND LTD .............        318
    351,596      VALLEHERMOSO S.A .....................     10,773
    433,000      WEBB (DEL) CORP ......................     11,258
  4,858,372      WESTFIELD TRUST (UNITS) ..............      9,276
    166,155    #oWESTFIELD TRUST (UNITS) NEW ..........        306
                                                       -----------
                                                           192,480
                                                       -----------

                SUGAR AND CONFECTIONERY
                 PRODUCTS--0.13%
     42,600      DANISCO AS ...........................      2,364
    216,000      DEL MONTE ROYAL FOODS LTD ............        141
    520,700      EZAKI GLICO CO LTD ...................      3,376
    566,296      HERSHEY FOODS CORP ...................     35,075
    795,000      MEIJI SEIKA KAISHA LTD ...............      2,654
 16,125,950      MONTEDISON S.P.A .....................     14,503
    274,000      NIPPON BEET SUGAR
                  MANUFACTURING CO LTD ................        371
    190,154      SAVANNAH FOODS & INDUSTRIES, INC .....      3,577
    321,159      TATE & LYLE PLC ......................      2,653
    244,022      TOOTSIE ROLL INDUSTRIES, INC .........     15,251
    103,200      WESTON (GEORGE) LTD ..................      8,798
    188,200      WRIGLEY (WM) JR CO ...................     14,974
    373,800      WRIGLEY (WM) JR CO (CLASS B) .........     29,740
                                                        ----------
                                                           133,477
                                                       -----------

                SURETY INSURANCE--0.08%
    287,600     oAMERIN CORP ..........................      8,053
     21,500      CAPITAL RE CORP ......................      1,334
     28,800      CAPMAC HOLDINGS, INC .................      1,001
    190,200      CMAC INVESTMENT CORP .................     11,483
      6,000     oCNA SURETY CORP ......................         93
     28,000      ENHANCE FINANCIAL SERVICES
                  GROUP, INC ..........................      1,666
    130,000      EXEL LTD .............................      8,239
      1,700     oMEDICAL ASSURANCE, INC ...............         48
    685,700      MGIC INVESTMENT CORP .................     45,599
        300      MMI COS, INC .........................          8
      1,800      SCPIE HOLDINGS, INC ..................         52
      4,000     oTRIAD GUARANTY, INC ..................        116
                                                       -----------
                                                            77,692
                                                       -----------
                 TELEGRAPH AND OTHER
                  COMMUNICATIONS--0.00%
     620,337     oCABLE & WIRELESS
                  COMMUNICATIONS PLC ..................      2,710
                                                       -----------
                                                             2,710
                                                       -----------
                TELEPHONE COMMUNICATIONS--7.29%
    889,973     o360 COMMUNICATIONS CO ................     17,966
     48,250     oACC CORP .............................      2,437
  5,486,915     oAIRTOUCH COMMUNICATIONS, INC .........    228,050
  2,250,674      ALLTEL CORP ..........................     92,418
  6,151,348      AMERITECH CORP .......................    495,184
    203,800     oARCH COMMUNICATIONS GROUP, INC .......      1,044

                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------

                TELEPHONE COMMUNCIATIONS--(CONTINUED)
 23,695,803      AT & T CORP .......................... $1,451,368
  6,571,448      BELL ATLANTIC CORP ...................    598,002
  8,578,310      BELLSOUTH CORP .......................    483,066
    520,000     oBRIGHTPOINT, INC .....................      7,215
    106,700     oBROOKS FIBER PROPERTIES, INC .........      5,869
    452,100      CABLE & WIRELESS PLC ADR .............     12,291
     37,701     oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ..................      1,763
      3,500     oCENTENNIAL CELLULAR CORP
                  (CLASS A) ...........................         72
    645,900      CENTURY TELEPHONE ENTERPRISES, INC ...     32,174
      2,000     oCFW COMMINICATIONS CO ................         45
  1,136,000      CIA DE TELECOMMUNICACIONES
                  CHILE ADR ...........................     33,938
  1,067,300      CINCINNATI BELL, INC .................     33,086
    650,000     oCOLT TELECOM GROUP PLC ...............      6,594
    200,000     oCOLT TELECOM GROUP PLC ADR ...........      8,525
     26,333     oCOMMONWEALTH TELEPHONE
                  ENTERPRISES .........................        681
    267,183     oCORECOMM, INC ........................      2,705
  4,300,700      DEUTSCHE TELEKOM AG ..................     80,963
  4,400,000     oENERGIS PLC ..........................     18,389
    475,000     oESPRIT TELECOM GROUP PLC ADR .........      5,344
    412,700     oFRANCE TELECOM S.A ...................     14,975
  2,127,500      FRONTIER CORP ........................     51,193
     19,750      GN STORE NORD AS GN GREAT NORDIC .....        332
  8,218,512      GTE CORP .............................    429,417
     21,100     oHIGHWAYMASTER
                  COMMUNICATIONS, INC .................        120
    537,100     oICG COMMUNICATIONS, INC ..............     14,636
     49,600     oIXC COMMUNICATIONS, INC ..............      1,556
    623,730      KONINKLIJKE PTT NEDERLAND NV .........     26,028
    389,072     oLCI INTERNATIONAL, INC ...............     11,964
  7,378,818      LUCENT TECHNOLOGIES, INC .............    589,383
  3,669,300      MCI COMMUNICATIONS CORP ..............    157,092
    300,000    xoMIDCOM COMMUNICATIONS, INC ...........          5
        723     oMILLICOM INTERNATIONAL
                  CELLULAR S.A. .......................         27
    676,000     oMOBILE TELECOMMUNICATIONS
                 TECHNOLOGIES CORP ....................     14,872
  1,222,000     oNEXTEL COMMUNICATIONS, INC
                  (CLASS A) ...........................     31,772
     19,994      NIPPON TELEGRAPH & TELEPHONE
                  CORP ................................    172,227
    322,522     oNTL, INC .............................      8,990
  1,266,500     oOMNIPOINT CORP .......................     29,446
      7,400     oPACIFIC GATEWAY EXCHANGE, INC ........        398
     18,200     oPAGEMART WIRELESS, INC (CLASS A) .....        143
    438,695      PORTUGAL TELECOM S.A .................     20,377
    142,900     oPREMIERE TECHNOLOGIES, INC ...........      3,948
     36,500     oRCN CORP .............................      1,250
    125,000     oRSL COMMUNICATIONS LTD (CLASS A) .....      2,750
 11,528,726      SBC COMMUNICATIONS, INC ..............    844,479
  5,052,200      SINGAPORE TELECOMMUNICATIONS LTD .....      9,415
    167,120      SIRTI S.P.A ..........................      1,012
        597      SK TELECOM CO ........................        157
    625,400      SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP .............     31,465
  2,743,819      SPRINT CORP ..........................    160,856
    111,700     oTEL-SAVE HOLDINGS, INC ...............      2,220
  9,296,081      TELECOM ITALIA .......................     59,456
 23,052,696      TELECOM ITALIA MOBILE S.P.A ..........     97,353
    234,200      TELE DANMARK AS (CLASS B) ............     14,536
  5,230,000      TELEBRAS S.A .........................        532

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

    490,000     oTELEC DE SAO PAULO S.A ............... $      112
     50,000     oTELECEL-COMUNICACAOES PESSOAIS .......      5,333
     41,700      TELECOM ARGENTINA S.A ................        300
  2,482,359      TELEFONICA DE ESPANA S.A .............     70,847
  2,290,000      TELEFONOS DE MEXICO S.A. SERIES L ....      6,462
    284,655      TELEPHONE & DATA SYSTEMS, INC ........     13,254
     60,900     oTELEPORT COMMUNICATIONS
                  GROUP, INC SERIES A .................      3,342
  2,810,606     oTELSTRA CORP LTD (P/P) ...............      5,934
    115,700      TELUS CORP ...........................      2,563
     44,500     oU.S. CELLULAR CORP ...................      1,380
  3,472,346      U.S. WEST COMMUNICATIONS
                  GROUP, INC ..........................    156,690
  3,667,646     oU.S. WEST MEDIA GROUP, INC ...........    105,903
    140,700     oVANGUARD CELLULAR SYSTEMS, INC .......      1,794
    790,300     oVIATEL, INC ..........................      3,952
      9,600     oWEST TELESERVICES CORP ...............        115
     49,900     oWESTERN WIRELESS CORP (CLASS A) ......        867
    173,100     oWINSTAR COMMUNICATIONS, INC ..........      4,317
 14,765,599     oWORLDCOM, INC ........................    446,659
                                                       -----------
                                                         7,253,395
                                                       -----------

                TIRES AND INNER TUBES--0.17%
        500      BANDAG, INC ..........................         27
    199,100      BANDAG, INC (CLASS A) ................      9,532
    171,300      COOPER TIRE & RUBBER CO ..............      4,175
    736,850      GOODRICH (B.F.) CO ...................     30,533
  1,633,652      GOODYEAR TIRE & RUBBER CO ............    103,941
    384,967      MICHELIN S.A. (CLASS B) ..............     19,389
        300      TITAN INTERNATIONAL, INC .............          6
                                                       -----------
                                                           167,603
                                                       -----------

                TITLE INSURANCE--0.06%
    129,451     oALLEGHANY CORP (DELAWARE) ............     36,861
     12,200     oFIDELITY NATIONAL FINANCIAL, INC .....        380
    158,744      FIRST AMERICAN FINANCIAL CORP ........     11,727
    202,040      LAWYERS TITLE CORP ...................      6,352
                                                       -----------
                                                            55,320
                                                       -----------

                TOYS AND SPORTING GOODS--0.15%
     16,600     oAMER GROUP LTD PLC SERIES A ..........        319
     27,000     oBELL SPORTS CORP .....................        228
    836,800      CALLAWAY GOLF CO .....................     23,901
     37,300     oGALOOB TOYS, INC .....................        380
  1,357,864      HASBRO, INC ..........................     42,773
    292,458      K2, INC ..............................      6,653
  1,908,258      MATTEL, INC ..........................     71,083
      7,400      NAMCO LTD ............................        216
                                                       -----------
                                                           145,553
                                                       -----------

                TRUCKING & COURIER SERVICES,
                 EXCEPT AIR--0.07%
    323,700     oAMERICAN FREIGHTWAYS CORP ............      3,197
    444,900      ARNOLD INDUSTRIES, INC ...............      7,675
    103,900      CALIBER SYSTEM, INC ..................      5,059
     17,200      CNF TRANSPORTATION, INC ..............        660
    103,550     oCONSOLIDATED FREIGHTWAYS CORP ........      1,411
      4,000     oCOVENANT TRANSPORT, INC (CLASS A) ....         61
    232,807     oHEARTLAND EXPRESS, INC ...............      6,257
    189,550      HUNT (J.B.) TRANSPORT SERVICES, INC ..      3,554
    172,500     oM.S. CARRIERS, INC ...................      4,291
    172,050      ROADWAY EXPRESS, INC .................      3,807
    221,500     oSWIFT TRANSPORTATION CO, INC .........      7,171
    326,400      USFREIGHTWAYS CORP ...................     10,608
    389,872      WERNER ENTERPRISES, INC ..............      7,992
    350,400     oYELLOW CORP ..........................      8,804
                                                       -----------
                                                            70,547
                                                       -----------
                See notes to financial statements.

                                                           VALUE
     SHARES                                                 000
     ------                                             ----------


                USED MERCHANDISE STORES--0.00%
    173,448      CASH AMERICA INTERNATIONAL, INC         $   2,244
                                                       -----------
                VARIETY STORES--0.18%
    366,650     oBJS WHOLESALE CLUB, INC ..............     11,504
      1,920      CANON SALES CO, INC ..................         22
        968      COMPTOIRS MODERNES ...................        496
    567,368     oCONSOLIDATED STORES CORP .............     24,929
    357,000     oCONTROLADORA COMERCIAL MEX UBC .......        466
    354,250     oDOLLAR TREE STORES, INC ..............     14,657
    370,450      FAMILY DOLLAR STORES, INC ............     10,859
    354,420      HENNES & MAURITZ AB SERIES B .........     15,634
    275,150     oHOMEBASE, INC ........................      2,167
      5,500     oINSTRUMENTARIUM GROUP SERIES B FREE ..        192
  4,228,400     oK MART CORP ..........................     48,891
      1,000      LAOX CO LTD ..........................          8
    314,200     oMAC FRUGALS BARGAINS
                  CLOSE-OUTS, INC .....................     12,921
     53,000      METRO HOLDINGS LTD ...................         66
    104,000      OKAMATO INDUSTRIES, INC ..............        184
     11,624      OPSM PROTECTOR LTD ...................         29
  1,228,800      ROBINSON & CO LTD ....................      4,376
     70,500     oSHOPKO STORES, INC ...................      1,533
    173,626     oVENTURE STORES, INC ..................        152
    108,700     oWATERFORD WEDGWOOD PLC (UNITS) .......        147
  1,476,100     oWOOLWORTH CORP .......................     30,076
     88,580     oWOOLWORTHS HOLDINGS LTD ..............        123
                                                       -----------
                                                           179,432
                                                       -----------

                VETERINARY SERVICES--0.00%
     48,200     oVETERINARY CENTERS OF AMERICA, INC ...        648
                                                       -----------

                VIDEO TAPE RENTAL--0.00%
    147,100     oHOLLYWOOD ENTERTAINMENT CORP .........      1,563
                                                       -----------

                VOCATIONAL SCHOOLS--0.00%
     21,900     oCOMPUTER LEARNING CENTERS, INC .......      1,341
     47,900     oDEVRY, INC ...........................      1,527
     14,900     oLEARNING TREE INTERNATIONAL, INC .....        430
                                                       -----------

                                                             3,298
                                                       -----------

                WATCHES, CLOCKS, WATCHCASES AND
                 PARTS--0.00%
      4,800     oFOSSIL, INC ..........................        120
     43,000      SEIKO CORP ...........................        151
                                                       -----------
                                                               271
                                                       -----------

                WATER SUPPLY--0.01%
     26,400     oAGUAS DE BARCELONA S.A ...............      1,088
    260,800      AMERICAN WATER WORKS CO, INC .........      7,123
    147,200      ANGLIAN WATER PLC ....................      1,962
        700     oAQUARION CO ..........................         24
        400     oCALIFORNIA WATER SERVICE CO ..........         24
      2,600      ETOWN CORP ...........................        104
     33,700     oPHILADELPHIA SUBURBAN CORP ...........        992
      1,700     oSOUTHERN CALIFORNIA WATER CO .........         43
     18,200      UNITED WATER RESOURCES, INC ..........        356
                                                       -----------
                                                            11,716
                                                       -----------
                WATER TRANSPORTATION OF
                 FREIGHT, NEC--0.00%
    102,400     oKIRBY CORP ...........................      1,978
                                                       -----------

                WATER TRANSPORTATION OF
                 PASSENGERS--0.00%
     19,100    #oSTAR CRUISES .........................         42
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                WATER TRANSPORTATION
                 SERVICES--0.03%
    604,700      TIDEWATER, INC .......................$    33,334
                                                       -----------

                WATER WELL DRILLING--0.00%
      1,000     oLAYNE CHRISTENSEN CO .................         13
                                                       -----------

                WOMEN'S ACCESSORY AND SPECIALTY
                 STORES--0.12%
    591,100      CLAIRES STORES, INC ..................     11,490
    108,618      CLAIRES STORES, INC (CLASS A) ........      2,111
     39,700     oGOODYS FAMILY CLOTHING, INC ..........      1,079
  4,010,105      LIMITED, INC .........................    102,258
                                                       -----------
                                                           116,938
                                                       -----------

                WOMEN'S AND CHILDREN'S
                 UNDERGARMENTS--0.01%
    171,000     oDONNA KARAN INTERNATIONAL, INC .......      2,202
    426,000      GUNZE LTD ............................        708
    276,000      WACOAL CORP ..........................      2,760
                                                        ----------
                                                             5,670
                                                       -----------

                WOMEN'S AND MISSES'
                 OUTERWEAR--0.04%
    118,750      BENETTON GROUP S.P.A .................      1,946
         17      ESCADA AG (STAMM) ....................          2
    316,500     oJONES APPAREL GROUP, INC .............     13,610
    421,300      LIZ CLAIBORNE, INC ...................     17,616
  1,053,100     oRENOWN, INC ..........................        445
    105,000      TOKYO STYLE CO LTD ...................        953
     30,000     oWOLFORD AG ...........................      1,814
                                                       -----------
                                                            36,386
                                                       -----------

                WOMEN'S CLOTHING STORES--0.03%
    142,600     oANN TAYLOR STORES CORP ...............      1,907
    413,600      CATO CORP (CLASS A) ..................      3,671
    394,900     oCHARMING SHOPPES, INC ................      1,851
    220,500      DEB SHOPS, INC .......................      1,227
    337,800     oDRESS BARN, INC ......................      9,585
    270,500      INTIMATE BRANDS, INC (CLASS A) .......      6,509
    189,100     oPAUL HARRIS STORES, INC ..............      1,903
    183,600     oPETRIE STORES CORP
                  (LIQUIDATING TRUST) .................        549
     25,600      TALBOTS, INC .........................        464
      2,000     oURBAN OUTFITTERS, INC ................         37
      5,900     oWET SEAL, INC (CLASS A) ..............        174
                                                       -----------
                                                            27,877
                                                       -----------
                WOOD BUILDINGS AND MOBILE
                 HOMES--0.02%
    507,400     oCHAMPION ENTERPRISES, INC ............     10,433
    152,800      SKYLINE CORP .........................      4,202
    488,000      SUMITOMO FORESTRY CO LTD .............      2,383
                                                       -----------
                                                            17,018
                                                       -----------
                YARN AND THREAD MILLS--0.03%
    591,000      RUDDICK CORP .........................     10,306
    109,900     oTULTEX CORP ..........................        446
    356,325      UNIFI, INC ...........................     14,443
                                                       -----------
                                                            25,195
                                                       -----------

               TOTAL COMMON STOCK
                (COST $ 54,723,006) ................... 97,568,598
                                                       -----------

                See notes to financial statements.

                                                           VALUE
  PRINCIPAL                                                 000
  ---------                                             ----------

               SHORT TERM INVESTMENTS--3.82%
                BANK NOTES--0.14%
                 BANKBOSTON NA
$25,000,000        5.650%, 01/12/98 ....................$   25,000
                 FCC NATIONAL BANK
 36,000,000        5.660%, 01/26/98 ....................    35,995
                 FIRST NATIONAL BANK OF CHICAGO
 25,000,000        5.890%, 08/26/98 ....................    24,987
                 MORGAN GUARANTY TRUST CO
 50,000,000        5.850%, 03/16/98 ....................    49,984
                                                       -----------
                                                           135,966
                                                       -----------

                BANKERS ACCEPTANCES--0.01%
                 BANK OF MONTREAL
  8,500,000        5.520%, 01/15/98 ....................     8,477
                                                       -----------

                CERTIFICATES OF DEPOSIT--0.47%
                 ABN AMRO BANK N.V.
 17,000,000        5.890%, 03/06/98 ....................    16,998
 25,000,000        5.710%, 10/09/98 ....................    24,961
                 BANK OF AMERICA
 20,000,000        5.730%, 05/12/98 ....................    19,998
                 BANK OF NOVA SCOTIA
 25,000,000        5.890%, 08/27/98 ....................    24,999
                 CREDIT AGRICOLE
 25,000,000        5.670%, 03/27/98 ....................    24,993
                 CREDIT SUISSE
 25,000,000        5.660%, 02/12/98 ....................    24,999
                 DEUTSCHE BANK
 25,000,000        5.800%, 08/05/98 ....................    24,983
                 DRESDNER BANK
 25,000,000        5.650%, 01/08/98 ....................    25,000
                 MORGAN GUARANTY TRUST CO
 50,000,000        5.770%, 02/03/98 ....................    49,992
                 RABOBANK
 25,000,000        5.690%, 03/30/98 ....................    24,994
                 REGIONS BANK (ALABAMA)
 18,000,000        5.650%, 01/30/98 ....................    17,999
                 ROYAL BANK OF CANADA
 12,500,000        5.770%, 01/27/98 ....................    12,498
 25,000,000        6.050%, 06/10/98 ....................    25,011
                 SOCIETE GENERALE
 25,000,000        6.350%, 04/15/98 ....................    25,026
                 SWISS BANK CORP
 50,000,000        5.850%, 08/26/98 ....................    49,984
                 WESTDEUTSCHE LANDESBANK
 25,000,000        5.840%, 01/05/98 ....................    25,001
 25,000,000        5.650%, 01/21/98 ....................    24,998
 25,000,000        5.850%, 08/20/98 ....................    24,991
                                                       -----------
                                                           467,425
                                                       -----------

                COMMERCIAL PAPER--2.18%
                 AIRTOUCH COMMUNICATIONS, INC
 13,000,000        7.000%, 01/02/98 ....................    12,996
                 AMERICAN EXPRESS CREDIT CORP
100,000,000        5.830%, 01/15/98 ....................    99,758
                 ASSET SECURITIZATION
                  COOPERATIVE CORP
 15,000,000      ~ 5.600%, 02/20/98 ....................    14,875

                                                           VALUE
  PRINCIPAL                                                 000
  ---------                                             ----------

                 ASSOCIATES CORP OF NORTH AMERICA
$75,000,000        5.750%, 01/20/98 ....................$   74,757
 25,000,000        5.520%, 01/26/98 ....................    24,895
                 B.B.V. FINANCE (DELAWARE), INC
 25,000,000        5.470%, 03/31/98 ....................    24,639
                 BANKERS TRUST NEW YORK CORP
 21,500,000        5.480%, 01/21/98 ....................    21,427
 14,000,000        5.500%, 01/21/98 ....................    13,952
 25,000,000        5.540%, 01/21/98 ....................    24,915
 16,000,000        5.520%, 02/17/98 ....................    15,875
 25,000,000        5.550%, 04/08/98 ....................    24,611
 25,000,000        5.690%, 06/09/98 ....................    24,371
                 BELL ATLANTIC FINANCIAL SERVICES, INC
  5,000,000        5.770%, 01/22/98 ....................     4,982
                 BETA FINANCE, INC
 17,500,000      ~ 5.480%, 02/02/98 ....................    17,407
                 BURLINGTON NORTHERN SANTA FE
 50,000,000      ~ 6.400%, 01/05/98 ....................    49,960
                 CADES
 25,000,000        5.520%, 04/09/98 ....................    24,607
                 CATERPILLAR FINANCIAL SERVICES CORP
 15,700,000        5.600%, 01/06/98 ....................    15,685
                 CIESCO LP
 40,000,000      ~ 5.770%, 01/15/98 ....................    39,903
                 COCA COLA ENTERPRISE
 25,000,000        5.530%, 01/21/98 ....................    24,914
 30,000,000      ~ 5.600%, 02/19/98 ....................    29,754
 15,000,000        5.600%, 02/20/98 ....................    14,874
                 COLGATE-PALMOLIVE CO
 24,700,000        5.600%, 02/04/98 ....................    24,560
                 COMMERCIAL CREDIT CO
 25,000,000        5.540%, 01/22/98 ....................    24,911
  5,000,000        5.720%, 02/05/98 ....................     4,971
                 CONAGRA, INC
 14,000,000        6.850%, 01/05/98 ....................    13,989
                 COOPER INDUSTRIES, INC
 24,000,000        6.400%, 01/05/98 ....................    23,981
                 CSX CORP
 15,000,000      ~ 5.900%, 01/30/98 ....................    14,926
 25,000,000      ~ 5.980%, 01/30/98 ....................    24,877
 11,000,000      ~ 5.930%, 02/06/98 ....................    10,933
                 DELAWARE FUNDING CORP
 35,984,000      ~ 5.550%, 01/07/98 ....................    35,945
 27,985,000      ~ 5.850%, 01/15/98 ....................    27,917
                 DUPONT (E.I.) DE NEMOURS & CO
 50,000,000      ~ 5.700%, 01/14/98 ....................    49,880
 50,000,000        5.490%, 06/02/98 ....................    48,797
                 EL PASO NATURAL GAS CO
 25,000,000        6.000%, 02/06/98 ....................    24,848
                 FORD MOTOR CREDIT CO
 90,000,000        5.670%, 01/23/98 ....................    89,665
                 GENERAL ELECTRIC CAPITAL CORP
100,000,000        5.560%, 03/31/98 ....................    98,558
                 GENERAL MOTORS ACCEPTANCE CORP
 25,000,000        5.570%, 01/15/98 ....................    24,939
 10,000,000        5.510%, 02/04/98 ....................     9,943
 20,000,000        5.580%, 05/11/98 ....................    19,584

                See notes to financial statements.

                                                           VALUE
  PRINCIPAL                                                 000
  ---------                                             ----------

                COMMERCIAL PAPER--(CONTINUED)
                 GOLDMAN SACHS GROUP LP
$100,000,00        6.500%, 01/02/98 ....................$   99,969
                 HOUSEHOLD FINANCE CORP
 38,000,000        5.500%, 01/20/98 ....................    37,877
                 HOUSTON INDUSTRIES FINANCECO LP
 50,000,000      ~ 6.110%, 01/05/98 ....................    49,960
 25,000,000      ~ 6.050%, 01/15/98 ....................    24,938
                 IBM CREDIT CORP
 25,000,000        5.720%, 02/06/98 ....................    24,850
                 INGERSOLL RAND CO
 75,000,000      ~ 6.050%, 01/09/98 ....................    74,883
                 MERRILL LYNCH & CO, INC
 16,000,000        5.530%, 02/09/98 ....................    15,897
 14,250,000        5.650%, 02/13/98 ....................    14,149
 25,000,000        5.550%, 03/27/98 ....................    24,655
                 MORGAN STANLEY DEAN WITTER
 25,000,000        5.770%, 02/18/98 ....................    24,801
                 NATIONAL FUEL GAS CO
 15,000,000        5.650%, 02/12/98 ....................    14,895
                 NATIONAL RURAL UTILITIES
                  COOP FINANCE
 40,000,000      ~ 5.530%, 01/14/98 ....................    39,904
 20,000,000      ~ 5.530%, 01/16/98 ....................    19,948
 20,000,000      ~ 5.570%, 02/19/98 ....................    19,837
 16,000,000        5.490%, 02/20/98 ....................    15,867
                 PARK AVENUE RECEIVABLES CORP
 50,000,000      ~ 5.600%, 02/13/98 ....................    49,644
                 PRAXAIR, INC
 12,000,000        6.010%, 01/16/98 ....................    11,968
 23,000,000        5.970%, 01/29/98 ....................    22,890
 40,000,000        5.990%, 01/29/98 ....................    39,809
                 PROCTOR & GAMBLE
 31,000,000        5.560%, 03/06/98 ....................    30,672
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000        5.510%, 02/02/98 ....................    24,867
                 SMITH BARNEY HOLDINGS
  5,000,000        5.850%, 01/12/98 ....................     4,990
                 SONAT, INC
 25,000,000        7.050%, 01/02/98 ....................    24,992
                 SWEDISH EXPORT CREDIT CORP
 50,000,000      ~ 5.520%, 01/06/98 ....................    49,954
 50,000,000        5.550%, 01/09/98 ....................    49,923
                 TEXAS UTILITIES CO
 25,000,000      ~ 6.110%, 01/09/98 ....................    24,961
 25,000,000      ~ 6.080%, 01/16/98 ....................    24,934
 25,000,000      ~ 5.950%, 02/02/98 ....................    24,864
                 UBS FINANCE (DELAWARE), INC
 20,000,000        6.750%, 01/02/98 ....................    19,994
                 WALT DISNEY CO
 18,000,000      ~ 5.490%, 06/04/98 ....................    17,561
                 WHIRLPOOL FINANCE
 75,000,000        7.000%, 01/02/98 ....................    74,976
                                                        ----------
                                                         2,171,810
                                                        ----------

                                                           VALUE
  PRINCIPAL                                                 000
  ---------                                             ----------

                EURO CERTIFICATES OF DEPOSIT--0.04%
                 CREDIT AGRICOLE
$20,000,000        5.750%, 02/17/98 ....................$   19,999
                 MORGAN GUARANTY TRUST CO
 25,000,000        5.770%, 02/23/98 ....................    25,003
                                                        ----------
                                                            45,002
                                                        ----------

                MEDIUM TERM BONDS--0.07%
                 BENEFICIAL CORP
  8,300,000        9.125%, 02/15/98 ....................     8,333
                 FORD MOTOR CREDIT CO
  7,000,000        6.250%, 02/26/98 ....................     7,003
                 INTERNATIONAL BUSINESS MACHINE CORP
 50,000,000        5.670%, 01/28/98 ....................    50,000
                                                        ----------
                                                            65,336
                                                        ----------
                OTHER AGENCIES--0.07%
                 INTERNATIONAL BANK FOR
                  RECONSTRUCTION
 38,500,000        5.470%, 03/13/98 ....................    38,072
 36,100,000        5.620%, 01/30/98 ....................    35,925
                                                        ----------
                                                            73,997
                                                        ----------
                U.S. GOVERNMENT & AGENCIES--0.54%
                 FEDERAL FARM CREDIT BANK
 25,000,000        5.450%, 03/03/98 ....................    24,991
                 FEDERAL HOME LOAN BANK
 50,000,000        4.900%, 01/07/98 ....................    49,945
 10,000,000        5.643%, 02/12/98 ....................    10,000
 30,000,000        5.400%, 02/18/98 ....................    29,775
  9,740,000        5.575%, 02/20/98 ....................     9,739
 16,675,000        5.400%, 05/05/98 ....................    16,361
 28,000,000        5.390%, 08/14/98 ....................    27,044
                 FEDERAL HOME LOAN MORTGAGE CORP
200,000,000        5.400%, 01/06/98 ....................   199,811
 36,000,000        5.660%, 02/11/98 ....................    35,768
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
  7,000,000        5.400%, 03/30/98 ....................     6,904
 22,280,000        5.380%, 04/09/98 ....................    21,943
 25,000,000        5.890%, 05/21/98 ....................    25,040
 67,185,000        5.390%, 07/27/98 ....................    65,070
                 STUDENT LOAN MARKETING ASSOCIATION
 12,000,000        5.400%, 06/30/98 ....................    11,671
                                                        ----------
                                                           534,062
                                                        ----------
                VARIABLE RATE NOTES--0.30%
                 ABN AMRO BANK N.V.
 29,000,000        6.165%, 05/13/98 ....................    28,986
                 BANC ONE COLUMBUS, N.A.
 25,000,000        5.570%, 05/18/98 ....................    24,983
                 BANC ONE, DAYTON, N.A.
 12,000,000        6.220%, 08/21/98 ....................    11,999
                 BANKERS TRUST NEW YORK CORP
 25,000,000        6.180%, 05/13/98 ....................    24,988
                 HOUSEHOLD FINANCE CORP
 25,000,000        5.876%, 06/03/98 ....................    24,998
                 IBM CREDIT CORP
 25,000,000        5.745%, 09/15/98 ....................    24,988
                 KEY BANK OF NEW YORK
 50,000,000        6.110%, 07/02/98 ....................    49,950
                 MORGAN STANLEY GROUP, INC
 25,000,000        5.825%, 05/18/98 ....................    25,000

                See notes to financial statements.

                                                           VALUE
  PRINCIPAL                                                 000
  ---------                                             ----------


                 PNC BANK, NA
$25,000,000        6.000%, 06/05/98 .................$       25,003
 25,000,000        6.100%, 07/01/98 .................        24,973
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000        5.960%, 03/25/98 .................        25,003
                 SOCIETE GENERALE
 13,000,000        6.160%, 07/01/98 .................        12,987
                                                     --------------
                                                            303,858
                                                     --------------

               TOTAL SHORT TERM INVESTMENTS
                (COST $3,806,928) ...................     3,805,933
                                                     --------------

              TOTAL PORTFOLIO
               (COST $58,653,834) ...................$  101,553,111
                                                     ==============

----------------
o Non-income producing
+ Affiliate holding
x In bankruptcy
~ Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1993, as amended. # Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. Additional information on each holdings is as follows:


                                    ACQUISITION     ACQUISITION
SECURITY                               DATE            COST
--------                            -----------     -----------
  AMER SATELLITE NETWORK
    WTS 06/30/99                     01/12/94     $         0
  ANTENA 3 DE TELEVISION GDS         12/12/96       5,982,300
  BANCO BRADESCO S.A. RTS            12/22/97           1,136
  BANCO BRADESCO S.A. PFD RTS        12/22/97           7,142
  BB BIOVENTURES L.P.                05/08/97       3,999,800
  CORIMON C.A. S.A. ADR              07/29/97          79,380
  CRESTARAN INTERNATIONAL
    INVESTMENT BV                    09/30/94               0
  ELEC & ELTEK INTERNATIONAL
    INVESTMENT CO LTD                08/08/97         310,803
  HEIZER CORP (LIQUIDATING TRUST)    11/19/91               0
  INCHCAPE MARKETING SERVICES        12/26/97          40,671
  INTERNATIONAL HYDRON (LIQUIDATING
    TRUST)                           12/07/92               0
  LAIR LIQUIDE (REGD)                 VARIOUS       3,818,254
  LAFARGE S.A. (REGD)                04/03/97       2,033,864
  MARTEK BIOSCIENCES CORP
    WTS 05/18/98                     05/22/95         177,776
  METRO PACIFIC CORP                 08/13/97         706,687
  PT ARTHA GRAHA INVESTAMA
    SENTRAL (LR)                     11/13/97       1,845,900
  PUBLIC BANK BERHAD (FR) RTS        12/16/97          59,422
  PUBLIC BANK BERHAD (LR) RTS        12/16/97           2,983
  SODEXHO ALLIANCE S.A.              07/05/88       6,466,219
  STAR CRUISES                       12/10/97          34,971
  TAK WING INVESTMENT WTS 12/31/98   06/17/97             147
  UNITED ENGINEERING BERHAD          08/02/88       1,506,185
  VIGLEN TECHNOLOGY (CV LOAN STK)    08/05/97         126,019
  WESTFIELD TRUST (UNITS) NEW        08/28/91       9,082,719
  WINDMERE CORP WTS 01/19/98         09/02/93               0
  YORK RESEARCH CORP (CLASS C)
    WTS 09/30/98                     11/05/96          14,848
                                                  -----------
                                                  $36,297,226
                                                  -----------

                See notes to financial statements.

                                                  COLLEGE RETIREMENT EQUITIES FUND
                                       TRANSACTIONS WITH AFFILIATED COMPANIES -- STOCK ACCOUNT
                                                JANUARY 1, 1997 -- DECEMBER 31, 1997

                                         VALUE AT                                                           SHARES AT    VALUE AT
                                        DECEMBER 31,   PURCHASE       SALES      REALIZED       DIVIDEND   DECEMBER 31, DECEMBER 31,
                ISSUE                       1996         COST        PROCEEDS   GAIN (LOSS)      INCOME        1997        1997
                -----                  ------------- ------------ ------------ --------------   --------   ------------ -----------
      ACMA LTD                          $ 35,680,364           -- $ 14,266,209 $ (1,231,682)          --             *            *
      AFFYMETRIX, INC                     30,442,568 $  1,045,544   20,078,242   11,089,623           --             *            *
      BAY VIEW CAPITAL CORP                       **   10,143,446           --           --    $ 148,456       825,802 $ 29,935,322
      CENTRAL LOUISIANA ELECTRIC, INC     31,336,805       34,538   13,160,637    2,650,242      885,355             *            *
      FMC CORP                           166,004,598   13,117,652   26,374,838    8,399,552           --     2,195,657  147,795,834
      GENERAL SIGNAL CORP                108,982,575   41,680,972   18,809,950    3,967,895    1,367,870     3,265,100  137,746,406
      GENSET S.A.                         18,994,144           --    9,343,532    7,388,510           --             *            *
      MALLINCKRODT GROUP, INC            181,572,168   61,618,334   10,725,518    3,726,651    3,185,240     5,555,050  211,091,900
      MARTEX BIOSCIENCES                          **      348,750           --           --           --       577,200    4,761,900
      PICCADILLY CAFETERIA                        **       62,543      102,432      (15,660)          --             *            *
     ~PLENUM PUBLISHING CORP                      **           **           --           --      118,760       191,550    8,859,187
      SMEDVIG A/S SERIES A                        **   34,083,547           --           --           --     2,469,828   52,684,750
      SOUTH CHINA HOLDINGS LTD             8,199,788           --           --           --      459,817    32,360,000    7,517,312
      SOUTH CHINA INDUSTRIES LTD           7,401,472           --           --           --      336,027    52,046,000    5,642,196
      TPI ENTERPRISES, INC                   103,781           --      260,145      260,145           --     1,107,000        3,321
      YANKEE ENERGY SYSTEM                        **    2,373,219           --           --      405,550       605,300   16,153,943
                                       ------------   -----------   ----------  -----------    ---------                -----------
                                       $588,718,263 $ 164,508,545 $113,121,503 $ 36,235,276   $6,907,075               $622,192,071
                                       ============   =========== ============   ==========    =========                ===========


** Not an  Affiliate  as of December  31, 1996
 * Not an Affiliate as of December 31, 1997
 ~ Shares Outstanding Decreased

                                                 See notes to financial statements.

                                                                -66-

                        COLLEGE RETIREMENT EQUITIES FUND

                           Participant Voting Results
                                December 31, 1997



CREF's annual meeting was held on November 10, 1997.

The annual meeting involved the election of trustees. The four trustees elected to four-year terms at the annual meeting were:

      Joyce A. Fecske: 28,480,710,596.27 (97.9%) votes were cast in favor, and 592,205,753.84 (2.1%) votes were withheld.

      Edes P. Gilbert: 28,471,708,344.65 (97.9%) votes were cast in favor, and 601,208,005.46 (2.1%) votes were withheld.

      Stephen A. Ross: 28,548,803,399.57 (98.2%) votes were cast in favor, and 524,112,950.54 (1.8%) votes were withheld.

      Maceo K. Sloan: 28,503,276,499.51 (98.0%) votes were cast in favor, and 569,639,850.60 (2.0%) votes were withheld).

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Gary P. Brinson, Stuart Tse Kong Ho, Nancy L. Jacob, Marjorie Fine Knowles, Martin L. Leibowitz, Jay O. Light, Bevis Longstreth, Robert M. Lovell, Jr., Eugene C. Sit, David K. Storrs, and Robert W. Vishny.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account, recommending adoption of an additonal screen for the account.

      On this proposal, 136,860,178.52 (35.3%) votes were cast in favor, 215,479,099.19 (55.6%) votes were cast in opposition and 35,154,453.48
      (9.1%) abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

      For the Stock Account,  6,682,194,602.60 (27.2%) votes were cast in favor,
      16,572,514,580.57    (67.3%)   votes   were   cast   in   opposition   and
      1,361,033,104.75 (5.5%) abstained. The proposal was defeated.

      For the Money Market  Account,  221,387,284.06  (28.2%) votes were cast in
      favor,   520,891,890.64   (66.4%)  votes  were  cast  in  opposition   and
      42,146,814.74 (5.4%) abstained. The proposal was defeated.

      For the Bond  Market  Account,  85,787,185.95  (29.7%)  votes were cast in
      favor,   188,830,276.55   (65.3%)  votes  were  cast  in  opposition   and
      14,334,751.76 (5.0%) abstained. The proposal was defeated.

      For the Global Equities Account, 393,616,992.12 (27.7%) votes were cast in
      favor,   959,415,719.31   (67.6%)  votes  were  cast  in  opposition   and
      65,873,882.54 (4.7%) abstained. The proposal was defeated.

      For the Growth Account, 301,216,507.74 (27.8%) votes were cast in favor, 733,811,753.68 (67.8%) votes were cast in opposition and 47,323,637.81
      (4.4%) abstained. The proposal was defeated.

      For the Equity Index  Account,  130,532,515.21  (29.6%) votes were cast in
      favor,   291,004,882.41   (66.1%)  votes  were  cast  in  opposition   and
      18,844,530.38 (4.3%) abstained. The proposal was defeated.

      For the Inflation-Linked Bond Account, 882,139.87 (1.6%) votes were cast in favor, 53,616,138.81 (98.1%) votes were cast in opposition and 163,427.42 (0.3%) abstained. The proposal was defeated.

Shareholders also ratified the election of Ernst & Young LLP as the independent auditors for CREF for the fiscal year ending December 31, 1997. 28,338,862,134.56 (97.5%) votes were cast in favor, 253,277,471.08 (0.9%) votes were cast in opposition and 480,776,744.47 (1.6%) abstained.

[CREF LOGO]    |    COLLEGE RETIREMENT EQUITIES FUND
               |    730 Third Avenue
               |    New York, NY 10017-3206
               |    212/490-9000

                                                                   CAR--01S-2/98

                                                                   CAR--01S-2/98

                                                       Printed on recycled paper